UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Annual Report For the Year Ended March 31, 2022

All investors should consider the investment objectives, risks, charges and expenses of the Blackstone Alternative Multi-Strategy Fund (the “Fund”) carefully before investing. The prospectus and the summary prospectus contain this and other information about the Fund. You can obtain a prospectus and a summary prospectus from the Fund’s website (www.bxmix.com). All investors are urged to carefully read the prospectus and the summary prospectus in its entirety before investing. Interests in the Fund are offered through Blackstone Securities Partners L.P., a member of FINRA and an affiliate of Blackstone Alternative Investment Advisors LLC, the Fund’s investment adviser (“BAIA” or the “Investment Adviser”).

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - BAIA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub-adviser or security may be incorrect and this may have a negative impact upon performance. Debt Securities Risk - investments in debt securities, such as bonds and certain assetbacked securities involve certain risks which may cause the securities to lose value, including credit risk, liquidity risk, extension risk, interest rate risk, prepayment risk, event risk, inflation risk, and variable and floating rate instrument risk. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid, can subject to counterparty credit risk, and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Equity Securities Risk - there is a risk of loss associated with price fluctuations of equity and preferred securities which change based on a company’s financial condition and overall market and economic environment. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Inflation Risk - Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Investment Style Risk - Different investment styles tend to shift in and out of favor depending on market and economic conditions and investor sentiment, and the Fund could underperform other funds that invest in similar asset classes but employ different investment styles.

Large Purchase and Redemption Risk - large purchase or redemption activity could result in the Fund incurring additional costs, selling portfolio securities, investing cash, or holding a relatively large amount of cash at times when it would not otherwise do so, which could have an adverse effect on performance. Leverage Risk - use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Liquidity Risk - some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value and if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. Market Risk and Selection Risk - one or more markets in which the Fund invests may go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Significant shocks to or disruptions of the financial markets or the real economy could adversely affect the liquidity and volatility of securities held by the Fund. Mortgage- and Asset-Based Securities Risk - these securities are subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Dear Blackstone Investor,

We are pleased to present this annual shareholder report for Blackstone Alternative Investment Funds (“BAIF”) and its series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). This report includes portfolio commentary, a listing of the Fund’s investments, and the Fund’s audited financial statements. The audited financial statements for the Fund cover the period from April 1, 2021 to March 31, 2022 (the “Reporting Period”).

The Fund’s investment objective is to seek capital appreciation. The Fund seeks to achieve this objective by allocating its assets among a variety of nontraditional, or “alternative,” investment strategies. Blackstone Alternative Investment Advisors LLC (the “Investment Adviser” or “BAIA”) determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among a number of affiliated and unaffiliated sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. BAIA also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments.1 The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has responsibility to oversee each Sub-Adviser, subject to the ultimate oversight of the Fund’s Board of Trustees. The Investment Adviser is also responsible for recommending the hiring, termination, and replacement of Sub-Advisers. In pursuing the Fund’s investment objective, BAIA focuses on the mitigation of market risk and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets.

Fund Performance2

The Reporting Period was comprised of three consecutive quarters of global equity market appreciation and one quarter in which equity valuations contracted as market volatility increased in concert with a shift to tighter monetary policy Fed and historic geopolitical events in the first quarter of 2022. The Fund’s collection of alternative strategies and hedge fund vehicles, in the aggregate, exhibited positive returns over the Reporting Period, outperforming the broader hedge fund universe by more than 1.10%.3 As we look ahead to the next 12 months, we intend to continue leveraging our due diligence, risk management, and investment expertise, accumulated over our 25+ years’ experience in alternative investing, to identify compelling investment strategies and skilled Sub-Advisers that we believe may advance the Fund in pursuit of its objective.

During the Reporting Period, the Fund generated a cumulative return, net of fees and expenses, of 2.09%. Over the same period, the HFRX Global Hedge Fund Index, a measure of hedge fund performance, returned

[1]

BAIA manages a portion of the Fund’s assets directly. Such investments include, among other things, allocations to funds managed by Asgard Asset Management, Aeolus Capital Management Ltd., PIMCO Investment Management Company LLC, Islet Management, L.P., Atreides Management, L.P., Rokos Capital Management LLP and opportunistic trades.

[2]

Performance is shown net of the Expense Ratio less waived expenses for Class I shares. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses. Because of the historically broadly diversified and low beta nature of the portfolio, the Fund is not expected to participate in the full upside of broader equity and fixed income markets. The indices referenced herein are not benchmarks or targets for the Fund.

[3]	As measured by the HFRX Global Hedge Fund Index.

0.95%; the MSCI World Total Return Index, a measure of global equity market performance, returned 10.60%; and the Bloomberg Barclays Global Aggregate Bond Index, a measure of investment grade bond performance, returned -6.40%.4

Market and Portfolio Commentary

The Reporting Period was characterized by a transition towards an uncertain macroeconomic environment. As the world recovered from the COVID-19 pandemic, the sentiment of strong positive growth became overshadowed by lingering inflation, rising labor costs, changing monetary policy, and unexpected geopolitical events.

The second quarter of 2021 saw a continued move towards normalcy across the world, as rates COVID vaccinations increased. In turn, there was a sustained easing of restrictions as economies began to open up again. Charged by robust fiscal stimulus, accommodative monetary policy, and growing strength in consumer balance sheets, the economy continued to show signs of strong growth. However, positive economic growth coming out of the pandemic was met with an inability to meet demand, evident by the supply chain shortages driving consumer and producer prices higher. Even though inflation expectations were raised, the Federal Reserve (the “Fed”) held onto its stance that inflation was transitory. However, this did not prevent the Fed from shifting to a more cautious outlook, indicating that it had begun considering appropriate timing to commence the tapering of asset purchases. This marked a shift away from the globally coordinated accommodative monetary policy during the pandemic.

The third quarter brought about greater macroeconomic uncertainty than seen in the first half of the year. Slowing growth, widespread supply chain inflation, and the U.S. debt ceiling debate proved to be a mild headwind for risk taking and risk assets, and, more saliently, triggered significant return dispersion across and within asset classes. In the U.S., government stimulus and COVID-19 recovery fueled not only a robust economic rebound, but also caused market participants to extrapolate elevated growth, only to become disappointed when that rate of growth slowed. A strong 6.5% annualized growth rate on quarter-on-quarter Q2 GDP undershot consensus expectations by 2%.5 By August, the University of Michigan’s consumer sentiment index fell to its lowest level since 2011, well below even the most pessimistic projection.6 Globally, economies such as Europe that are particularly sensitive to reopening, benefited in the first two quarters but have since slowed due to decreasing fiscal stimulus and resurging COVID-19 Delta variant cases. China, the world’s second largest economy, also suffered from its own self-inflicted challenges. Lockdowns resumed due to the surging Delta variant while regulatory intervention in technology and education companies, increased regulatory pressure to meet energy consumption targets, ongoing housing weakness, and the extension of the debt obligations of Evergrande, the second largest property developer in China, created marked winners and losers across Chinese assets. Inflation also took center stage this quarter, as the full extent of price pressures came through on a variety of fronts and suggested that inflation may be a more significant headwind than markets originally expected. Despite elevated unemployment, labor costs—a historically significant predictor of inflation—have been rising particularly in lower-wage jobs. Companies desperately needed workers to expand but are finding they need to offer higher wages or other concessions to fill positions, or keep positions filled. Commodity prices also saw rapid price appreciation and growing supply deficits across the globe. By quarter end, Crude oil futures had risen to ~$75 a barrel—a level not seen since the last high in 2018.7 Global supply chains remained stretched, pushing up shipping and input costs

[4]

The volatility of the indices presented may be materially different from that of the performance of the Fund. In addition, the indices employ different investment guidelines and criteria than the Fund; as a result, the holdings in the Fund may differ significantly from the securities that comprise the indices. The indices have not been selected to represent benchmarks for the Fund, but rather are disclosed to allow for comparison of the Fund’s performance to that of well-known and widely recognized indices. In the case of equity indices, performance of the indices reflects the reinvestment of dividends.

[5]	Source: Joe Zidle. Based on a Bloomberg survey of economists, whose median expectation for 2Q 2021 GDP growth was 8.4%.
[6]	Source: Joe Zidle. University of Michigan, as of 8/27/2021.
[7]	Source: CNBC. https://www.cnbc.com/2021/07/01/us-crude-oil-prices-top-75-a-barrel-the-highest-since-2018.html and constraining both inventories and production. This dual theme of potentially slowing growth and continued inflation has had a pronounced impact on the government bond market. The Fed, which uses these as inputs in determining proper monetary policy, had originally labeled inflation as transitory and indicated it didn’t see a need to adjust policy rates or slow asset purchases. By the end of the quarter, the Fed shifted to a more aggressive stance, suggesting that asset purchase tapering could begin sooner than had been expected and that there may be 6 or more rate hikes over the next three years.8

Global equity markets continued to post strong positive returns in the fourth quarter despite elevated macroeconomic uncertainty, with the S&P 500 and MSCI World indices finishing up 11.0% and 7.9% on the quarter, respectively. While stocks rallied through the end of the year, the breadth of performance in the S&P 500 narrowed in the later months, with just five stocks (AAPL, MSFT, NVDA, TSLA, GOOGL) contributing 51% of S&P 500 returns from April 2021 – December 2021, resulting in these stocks now accounting for 23% of the index. The appearance of the Omicron variant in November introduced a spike of equity market volatility, but markets quickly recovered as data indicated lower risk of severe symptoms than previous variants. Inflation sensitive assets performed well in the first half of the fourth quarter as the U.S. Consumer Price Index (CPI) rose to 6.8% year-over-year in November.9 In response to inflationary pressures and a tightening labor market (4.2% unemployment rate as of November)10, the Fed acknowledged that inflation was no longer transitory. The Federal Open Market Committee (FOMC) announced plans to accelerate the tapering of asset purchases beginning in January, indicating the potential for multiple interest rate hikes in 2022.

Geopolitical tensions dominated headlines in Q1 2022 amidst Russia’s invasion of Ukraine, leading to elevated market volatility in the second half of the quarter. From the beginning of the conflict on February 24th through March 7th, the VIX, a measure of the price of market protection, spiked to 36.5 (+32.1%), supplanting the previous 52-week high set during December 2021.11

Globally coordinated sanctions against Russian interests effectively cut-off the Russian economy from global financial systems and blocked their means of exporting goods, particularly commodities. As a result, these sanctions sent Russian equities and the ruble plummeting, the latter reaching all-time lows, while sending prices in various global commodities to record highs. With Russia accounting for roughly 10% of the global oil supply, prices increased dramatically, pushing past $130 per barrel for the first time since 2008, while gas prices reached all-time highs.12 Similarly, in the wheat market, where Russia and Ukraine supply roughly 25% of the global supply, prices increased 69.1% from February 24th to their peak on March 7th.13 Those prices have since moderated but remain at elevated levels as sanctions weigh on commodity markets. It is worth noting that certain emerging markets are particularly vulnerable to these shifts in commodity prices, as food comprises a high share of consumption, and the Eurozone’s reliance on Russian energy poses risks to the European region as well. US companies have lower direct exposure to Russia (around 0.6% for those in the Russell 1000 index) and Ukraine (<0.1%) based on disclosed revenues.14 Despite this relatively low exposure, indirect risks arising out of the conflict could prove to slow global growth and consumer spending as inflationary pressures are exacerbated by rising energy and food prices. The Fed continued to lean into its aggressive stance in response to inflationary pressures in an environment of full employment. As markets attempted to price in the shift in policy, yields rose rapidly (about +70bps YTD for the US10Y) and Treasuries posted their worst quarter in 50 years.15 As developments in the Russia-Ukraine conflict weighed on monetary policy decisions, the Fed moderated its more aggressive attitude towards interest rates. This

[8]	Source: Bloomberg. https://www.bloomberg.com/news/articles/2021-09-22/the-fed-s-new-dot-plot-after-its-september-rate-meeting-chart?sref=3DKBakyl.
[9]	Source: Bureau of Labor Statistics, Consumer Price Index.
[10]	Source: Bureau of Labor Statistics, United States Department of Labor.
[11]	Source: Bloomberg (CBOE Volatility Index) as of March 31, 2022
[12]	Source: Bloomberg (Generic 1st ‘CL’ Future) as of March 31, 2022
[13]	Source: Bloomberg (Generic 1st “W” Future) as of March 31, 2022
[14]	Source: J.P. Morgan: “The Russia-Ukraine Crisis: What Does It Mean For Markets?” as of March 22, 2022
[15]	Source: Morgan Stanley Research Cross Asset Team as of March 31. 2022

resulted in the Fed increasing the Federal Funds Rate by 25bps in March, less than the 50bps some industry commentators had anticipated midway through the quarter.16 Market participants buying back hedges and redeploying risk led to a sharp rebound over the next two weeks (S&P 500 and MSCI World rose 6.3% and 6.7% through the remainder of March, respectively). Language from the Fed left flexibility for more aggressive policy in future FOMC17 meetings as inflation persists and the labor market stays tight (US Consumer Price Index rose to a 40-year high of 7.9% year over year18 and the unemployment rate reached 3.6% in March19).

Over the Reporting Period, the Fund’s Equity strategies detracted from performance (-0.89%).20 Equity Long/Short sub-strategies, while performing positively in 2021, became the largest detractor over the Reporting Period after a difficult Q1 2022 environment. In 2021, these strategies benefited from exposure to small-cap China A-share equities as prices rallied throughout the year. Quantitative investment strategies focused generated additional gains through market inefficiencies and increasing price momentum in clean energy related equities. These gains were offset by strategies that suffered losses due to a factor rotation away from growth and momentum stocks, underwhelming IPO performance, and negative performance from exposure to Asian equities in uncertain China equity capital markets. Losses were also attributed to sector specific losses in internet and media & entertainment, as well as losses from short positions in software and retail indices in a technology, media, and telecommunications focused strategy in the Fund. Amongst elevated market volatility towards the end of the Reporting Period, Equity Market Neutral sub-strategies performed positively, as a Quantitative sub-strategy profited from price inefficiencies and dispersions in the market. The Fund’s overweight exposures to cyclicals, industrials, and value performed well in 2022, benefiting from a shift away from growth.

Credit strategies contributed positively to performance (+1.34%)21 during the Reporting Period. Fixed Income – Asset-Backed sub-strategies produced profits, benefiting from a broadly held positive market outlook based on improving fundamental valuations in 2021. The Fund’s exposure to residential mortgage-backed securities was accretive to performance due to strong US house price appreciation, decreasing loan-to-value ratios, and low mortgage rates throughout the Reporting Period.21 As COVID restrictions eased over time, Distressed/Restructuring sub-strategies profited from key reopening trade positions. In 2021, the Fund’s Fixed Income – Sovereign debt sub-strategy detracted from performance, taking on losses from exposure in emerging market sovereign credit, which was weighed down by broader outflows from the EM sovereign debt space, US debt ceiling uncertainty, and stagflation fears. However, in the first quarter of 2022, Distressed/Restructuring sub-strategies detracted from performance, generating losses due to exposure to company bonds sensitive to the high-yield bond market. As interest rates rose and the broader high-yield market drew down in the first quarter, losses in these positions followed. Conversely, the Fixed Income – Sovereign debt sub-strategy was the largest contributor to performance in the first quarter, exploiting elevated volatility in emerging market debt to generate profits.

Multi-Asset strategies were the largest contributor to Fund performance (+5.31%)21 over the Reporting Period. Commodity Energy sub-strategies were the largest contributors to the Fund’s gains. In this portion of the book, a sub-strategy focused on Carbon Credit Allowances (“CCAs”) profited from increasing demand for inflation exposure, as CCAs provide direct exposure to the Consumer Price Index. While posting strong performance in 2021, the strategy gave up some gains following a weak CCA auction in December, which triggered a price correction amidst broader hedge fund de-risking. Other Commodity Energy sub-strategies profited from the sharp increase in prices in the energy sector through the first quarter of 2022, coinciding

[16]	Source: Bloomberg (World Interest Rate Probability) as of March 31, 2022
[17]	Federal Open Market Committee as of March 16, 2022
[18]	Source: Bureau of Labor Statistics: Consumer Price Index as of March 31, 2022
[19]	Source: Bureau of Labor Statistics: United States Department of Labor as March 31, 2022
[20]

Past performance may not be a reliable guide to future performance. Sub-strategy performance is shown gross of all fees and expenses and is calculated using daily performance. Performance attribution represents the contribution of each sub-strategy to the Fund’s total return. Additional information and performance data current to the most recent month-end is available at www.bxmix.com.

[21]	S&P CoreLogic Case-Shiller national home price index.

with the beginning of the Russia-Ukraine conflict. Similarly, the Fund’s long exposure in both Nickel and Copper were accretive to performance as the supply squeeze from geopolitical events pushed prices higher. Short positions against US bonds also fared well during the first quarter, benefiting from the rising interest rate environment. Macro Trading sub-strategies were detractors to performance over the period, as elevated volatility in the rates markets contributed to losses. The Fund’s exposure to insurance-linked securities further offset gains, suffering from severe weather events during over the Reporting Period.

Business Update

We are pleased to announce an addition to our senior leadership. One of the hallmarks of our business is our ability to identify some of the best investment talent in the industry—not just in the managers with whom we partner, but also in the people that we hire into Blackstone—and we are pleased to announce an important and exciting addition to our firm’s leadership. David Ben-Ur joined Blackstone Alternative Asset Management (“BAAM”) as a Senior Managing Director of Blackstone and Chief Investment Officer of BAAM’s Principal Solutions (“BPS”) and Individual Investor Solutions (“IIS”) businesses.

Mr. Ben-Ur joined Blackstone from CAM Capital, the single-family office of Bruce Kovner, where he served as Chief Investment Officer for nearly 10 years, and managed assets exclusively for entities related to Mr. Bruce Kovner and CAM’s senior employees. He also served as Chief Investment Officer of the Kovner Foundation. Prior to joining CAM Capital, Mr. Ben-Ur was a Partner and Co-Chief Investment Officer at Corbin Capital Partners, an independent alternative asset management firm that specializes in multi-strategy hedge fund and opportunistic credit investing, for nearly 8 years. He has previously worked at Goldman Sachs Asset Management and Fidelity Management & Research Company. Mr. Ben-Ur received an MPP in International Trade and Finance from the John F. Kennedy School of Government at Harvard University and BA from Tufts University, where he graduated magna cum laude.

Mr. Ben-Ur will serve as a Portfolio Manager for BXMIX, taking on joint responsibility for all allocation and investment decisions for the Fund.

In reflecting on the last year, we cannot overstate the importance of your steadfast commitment to the Fund and your continued confidence in our organization. We are focused on generating attractive risk-adjusted returns and remain committed to achieving the Fund’s investment objective. Thank you for your continued partnership.

Sincerely,

•	David Ben-Ur
•	Raymond Chan
•	Max Jaffe
•	Robert Jordan
•	Ian Morris
•	Alberto Santulin
•	Stephen Sullens

Performance Summary

Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that an investor would pay on fund distributions or on the sale of fund shares. To obtain the most recent month-end performance, visit www.bxmix.com.

Value of a $10,000 Investment Since Inception at Net Asset Value*

None of the indices presented are benchmarks or targets for the Fund.

*	The line graph represents historical performance of a hypothetical investment of $10,000 from Inception (June 16, 2014) to March 31, 2022, assuming the reinvestment of distributions.

Cumulative Total Return

	For the Year Ended March 31, 2022	Since Inception (June 16, 2014)
Class I Shares (“BXMIX”)	18.34%	20.25%
HFRX Global Hedge Fund Index	16.15%	13.16%
MSCI World Total Return Index	54.76%	93.01%
Bloomberg Barclays Global Aggregate Bond Index	4.67%	12.89%

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

March 31, 2022

Geographic Breakdown	Percentage of Total Net Assets
North America	46.2%
South America	1.5
Europe	1.2
Asia	0.7
Africa	0.4
Middle East	0.3
Oceania	0.0 [1]
Other [2,3]	29.8
Securities Sold Short	(34.2)
Other Assets and Liabilities [4]	54.1

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Warrants, Rights, Commodities, Repurchase Agreements and Purchased Options.
[3]	See the below table for a geographic breakdown of Sovereign Debt.
[4]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Sovereign Debt Geographic Breakdown	Percentage of Total Net Assets
Africa	1.9%
South America	1.8
Asia	1.7
Middle East	1.3
North America	0.9
Europe	0.5

Total	8.1%

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2022

Portfolio Composition	Percentage of Total Net Assets
Common Stock	19.7%
Investments in Investee Funds	9.5
Sovereign Debt	8.1
Corporate Bonds & Notes	7.1
Repurchase Agreement	6.5
Mortgage-Backed Securities	5.9
Bank Debt	3.7
U.S. Treasury Notes	2.5
Asset-Backed Securities	1.4
Exchange-Traded Funds	0.9
Preferred Stock	0.2
Convertible Bonds	0.1
U.S. Government Sponsored Agency Securities	0.1
Municipals	0.1
Warrants	0.1
Rights	0.0 [2]
Other [1]	14.2
Securities Sold Short	(34.2)
Other Assets and Liabilities[3]	54.1

Total	100.0%

[1]	Includes Commodities and Purchased Options.
[2]	Represents less than 0.1%.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Investments in Securities
AAA/Aaa[2]	2.7%
AA/Aa	0.4
A	1.0
BBB/Baa	2.8
BB/Ba	3.3
B	7.0
CCC/Caa	3.8
CC/Ca	0.2
C	0.1
D	0.1
Not Rated	23.8
Other[4]	54.8

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[3]	Represents less than 0.1%.
[4]	Includes Common Stock, Exchange-Traded Funds and Purchased Options.

Industry	Percentage of Total Net Assets
Financial Services	10.5%
Health Care	2.8
Software & Technology Services	2.7
Media	0.9
Oil & Gas	0.8
Health Care Facilities & Services	0.7
Travel & Lodging	0.6
Utilities	0.6
Retail & Wholesale - Discretionary	0.6
Industrial Services	0.6
Integrated Oils	0.5
Industrial Other	0.5
Entertainment Resources	0.5

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2022

Industry	Percentage of Total Net Assets
Consumer Services	0.4%
Machinery Manufacturing	0.4
Pipeline	0.4
Restaurants	0.4
Airlines	0.4
Refining & Marketing	0.4
Consumer Discretionary Services	0.3
Exploration & Production	0.3
Tech Hardware & Semiconductors	0.3
Consumer Discretionary Products	0.3
Automobiles Manufacturing	0.3
Industrial Products	0.3
Banking	0.3
Materials	0.3
Retail - Consumer Discretionary	0.3
Pharmaceuticals	0.3
Consumer Finance	0.3
Chemicals	0.2
Containers & Packaging	0.2
Consumer Products	0.2
Publishing & Broadcasting	0.2
Real Estate	0.2
Transportation & Logistics	0.2
Consumer Staple Products	0.2
Apparel & Textile Products	0.2
Internet Media	0.1
Metals & Mining	0.1
Software & Services	0.1
Banks	0.1
Home Improvement	0.1
Property & Casualty Insurance	0.1
Food & Beverage	0.1
Manufactured Goods	0.1
Power Generation	0.1
Energy	0.1
Insurance	0.1
Commercial Finance	0.1
Telecommunications	0.0	[1]
Retail & Wholesale - Staples	0.0	[1]
Oil & Gas Services & Equipment	0.0	[1]
Biotechnology & Pharmaceuticals	0.0	[1]
Wireline Telecommunications Services	0.0	[1]
Private Equity	0.0	[1]
Renewable Energy	0.0	[1]
Retail - Discretionary	0.0	[1]
Waste & Environmental Services & Equipment	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2022

Industry	Percentage of Total Net Assets
Other[2]	49.3%
Securities Sold Short	(34.2)
Other Assets and Liabilities[3]	54.1

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds, Warrants, Rights, Investments in Investee Funds, Commodities, Repurchase Agreements and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

March 31, 2022

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 80.1%
COMMON STOCK — 19.7%
Africa — 0.0%
Materials — 0.0%
Harmony Gold Mining Co. Ltd., ADR	3,100	$15,593
IAMGOLD Corp. (a)	16,600	57,768
Sibanye Stillwater Ltd., ADR	100	1,623

		74,984

Total Africa		74,984

Asia — 0.1%
Consumer Discretionary Products — 0.0%
Li Auto, Inc., ADR (a)	800	20,648
NIO, Inc., ADR (a)	100	2,105
Niu Technologies, ADR (a)	6,300	60,858

		83,611

Consumer Discretionary Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	364,700	419,405
TAL Education Group, ADR (a)	29,000	87,290

		506,695

Consumer Staple Products — 0.0%
RLX Technology, Inc., ADR (a)	1,900	3,401

Financial Services — 0.1%
Bridgetown Holdings Ltd., Class A (a)	9,406	92,743
Catcha Investment Corp., Class A (a)	12,099	118,510
Greencity Acquisition Corp. (a)	1	10
L Catterton Asia Acquisition Corp., Class A (a),(b),(c)	310,002	3,025,620
Noah Holdings Ltd., ADR (a)	1,700	40,001
Up Fintech Holding Ltd., ADR (a)	14,200	69,580

		3,346,464

Health Care — 0.0%
Genetron Holdings Ltd., ADR (a)	100	219
I-Mab, ADR (a)	2,100	34,104
Sinovac Biotech Ltd. (a),(d)	200	1,294
Zai Lab Ltd., ADR (a)	400	17,592

		53,209

Industrial Products — 0.0%
China Yuchai International Ltd.	245	2,854

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Hollysys Automation Technologies Ltd.	4,800	$76,656

		79,510

Industrial Services — 0.0%
Grindrod Shipping Holdings Ltd.	3,500	89,040
Textainer Group Holdings Ltd.	1,000	38,070
ZTO Express Cayman, Inc., ADR (a)	100	2,500

		129,610

Materials — 0.0%
Atotech Ltd. (a)	1,000	21,950
Tantech Holdings Ltd. (a)	1,300	619

		22,569

Media — 0.0%
Autohome, Inc., ADR	15,200	462,232
Baidu, Inc., ADR (a)	6,500	859,950
Bilibili, Inc., ADR (a)	2,100	53,718
HUYA, Inc., ADR (a)	3,300	14,751
Tencent Music Entertainment Group, ADR (a)	119,900	583,913
Weibo Corp., ADR (a)	100	2,451

		1,977,015

Real Estate — 0.0%
KE Holdings, Inc., ADR (a)	19,500	241,215
Nam Tai Property, Inc. (a)	3,600	22,500

		263,715

Retail & Wholesale—Discretionary — 0.0%
Moxian BVI, Inc. (a)	600	960
Pinduoduo, Inc., ADR (a)	14,400	577,584
Sea Ltd., ADR (a)	600	71,874
Yatsen Holding Ltd., ADR (a)	11,400	7,826

		658,244

Software & Technology Services — 0.0%
Agora, Inc., ADR (a)	6,300	62,622
NiSun International Enterprise Development Group Co. Ltd. (a)	2,400	2,348
WNS Holdings Ltd., ADR (a)	1,100	94,039

		159,009

Tech Hardware & Semiconductors — 0.0%
ChipMOS Technologies, Inc., ADR	100	3,553
MagnaChip Semiconductor Corp. (a)	300	5,073
NXP Semiconductors NV	200	37,016

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Silicon Motion Technology Corp., ADR	6,700	$447,694
United Microelectronics Corp., ADR	4,200	38,304
Zepp Health Corp., ADR (a)	300	864

		532,504

Total Asia		7,815,556

Europe — 0.3%
Biotechnology & Pharmaceuticals — 0.0%
Contra Aduro Biotech I (a),(d)	1,040	0

Consumer Discretionary Products — 0.0%
Autoliv, Inc.	7,300	558,012

Consumer Discretionary Services — 0.0%
GAN Ltd. (a)	8,700	41,934
Genius Sports Ltd. (a)	2,000	9,200

		51,134

Consumer Staple Products — 0.0%
Coca-Cola Europacific Partners plc	1,700	82,637

Financial Services — 0.1%
ScION Tech Growth I, Class A (a),(b)	146,939	1,442,941
ScION Tech Growth II, Class A (a),(b),(c)	300,000	2,940,000

		4,382,941

Health Care — 0.1%
ATAI Life Sciences NV (a)	300	1,527
Bicycle Therapeutics plc, ADR (a)	2,200	96,536
Cellectis SA, ADR (a)	400	1,816
Compass Pathways plc, ADR (a)	5,600	72,184
Fresenius Medical Care AG & Co. KGaA, ADR	400	13,472
Galecto, Inc. (a)	2,100	4,620
Genfit, ADR (a)	600	2,400
ICON PLC (a)	31	7,540
Koninklijke Philips NV	162	4,946
Merus NV (a)	1,600	42,304
Novartis AG, ADR	44,000	3,861,000
ProQR Therapeutics NV (a)	1,700	1,539
Prothena Corp. plc (a)	6,200	226,734

		4,336,618

Industrial Products — 0.0%
ABB Ltd., ADR	100	3,234
Arrival SA (a)	23,100	86,163
Luxfer Holdings plc	1,900	31,920

		121,317

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Industrial Services — 0.0%
Costamare, Inc.	6,100	$104,005
Diana Shipping, Inc.	13,653	73,726
EuroDry Ltd. (a)	600	20,340
Euroseas Ltd. (a)	300	8,706
Frontline Ltd. (a)	2,700	23,760
GasLog Partners LP	1,600	9,200
Global Ship Lease, Inc., Class A	6,700	190,883
Golden Ocean Group Ltd.	7,720	95,574
Lilium NV (a)	1,800	7,164
Safe Bulkers, Inc.	23,100	109,956
Scorpio Tankers, Inc.	2,300	49,174
SFL Corp. Ltd.	11,400	116,052
Star Bulk Carriers Corp.	19,100	567,079
Tsakos Energy Navigation Ltd.	5,000	43,950

		1,419,569

Insurance — 0.0%
Aegon NV	200	1,058

Materials — 0.0%
ArcelorMittal	1,400	44,814
Mercer International, Inc.	3,200	44,640

		89,454

Media — 0.0%
Trivago NV, ADR (a)	5,400	12,744

Oil & Gas — 0.1%
BP plc (c)	38,129	186,923
BP plc, ADR	4,300	126,420
Eni SpA (c)	36,077	526,118
Equinor ASA (c)	5,670	211,699
Shell plc (c)	40,619	1,109,335
Shell plc, ADR	6,300	346,059
TechnipFMC plc (a)	113,000	875,750
TotalEnergies SE (c)	14,944	756,159

		4,138,463

Software & Technology Services — 0.0%
Endava plc, ADR (a)	1,600	212,848
Materialise NV, ADR (a)	2,700	52,245
Micro Focus International plc, ADR	3,800	20,140

		285,233

Total Europe		15,479,180

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Middle East — 0.1%
Consumer Discretionary Services — 0.0%
NEOGAMES SA (a)	1,500	$23,145

Financial Services — 0.0%
ION Acquisition Corp., 3 Ltd., Class A (a),(b),(c)	209,600	2,041,504
Target Global Acquisition I Corp. (a),(b),(c)	52,713	525,549

		2,567,053

Health Care — 0.0%
Oramed Pharmaceuticals, Inc. (a)	9,500	82,175
Teva Pharmaceutical Industries Ltd., ADR (a)	800	7,512

		89,687

Industrial Products — 0.0%
Ituran Location and Control Ltd.	100	2,302
Kornit Digital Ltd. (a)	400	33,076

		35,378

Materials — 0.0%
Eldorado Gold Corp. (a)	12,400	139,004

Software & Technology Services — 0.1%
Check Point Software Technologies Ltd. (a)	13,800	1,907,988
CYREN Ltd. (a)	45	227
ironSource Ltd., A Shares (a)	700	3,360
JFrog Ltd. (a)	8,500	229,075
Radware Ltd. (a)	5,000	159,850
Wix.com Ltd. (a)	7,800	814,788

		3,115,288

Tech Hardware & Semiconductors — 0.0%
Silicom Ltd. (a)	100	3,937

Telecommunications — 0.0%
Allot Ltd. (a)	1,800	14,580

Total Middle East		5,988,072

North America — 19.2%
Apparel & Textile Products — 0.0%
Brilliant Earth Group, Inc., Class A (a)	300	3,087

Banking — 0.3%
ACNB Corp.	200	6,990
Alerus Financial Corp.	300	8,292
Ames National Corp.	300	7,458
Arrow Financial Corp.	299	9,694

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Bank of Marin Bancorp	400	$14,028
BankFinancial Corp.	455	4,714
Bankwell Financial Group, Inc.	500	16,915
Bar Harbor Bankshares	100	2,862
BayCom Corp.	700	15,239
Blue Ridge Bankshares, Inc.	1,100	16,687
Bridgewater Bancshares, Inc. (a)	400	6,672
Business First Bancshares, Inc.	400	9,732
Byline Bancorp, Inc.	1,300	34,684
Cambridge Bancorp	100	8,500
Camden National Corp.	400	18,816
Capital Bancorp, Inc.	200	4,572
Capital City Bank Group, Inc.	200	5,272
Capstar Financial Holdings, Inc.	1,000	21,080
Carter Bankshares, Inc. (a)	1,500	26,055
Carver Bancorp, Inc. (a)	700	4,900
CBTX, Inc.	1,000	31,000
Central Pacific Financial Corp.	800	22,320
Central Valley Community Bancorp	600	14,010
Citigroup, Inc.	7,400	395,160
Civista Bancshares, Inc.	400	9,640
CNB Financial Corp.	400	10,528
Coastal Financial Corp. (a)	600	27,450
Codorus Valley Bancorp, Inc.	200	4,400
Colony Bankcorp, Inc.	100	1,867
Community Trust Bancorp, Inc.	500	20,600
CrossFirst Bankshares, Inc. (a)	1,800	28,368
Equity Bancshares, Inc., Class A	400	12,924
Farmers National Banc Corp.	1,300	22,178
Financial Institutions, Inc.	700	21,091
First Bancshares, Inc. (The)	1,100	37,026
First Busey Corp.	700	17,738
First Business Financial Services, Inc.	200	6,562
First Community Bankshares, Inc.	300	8,463
First Community Corp.	100	2,120
First Financial Corp.	1,200	51,936
First Financial Northwest, Inc.	100	1,711
First Foundation, Inc.	1,000	24,290
First Internet Bancorp	200	8,602
First of Long Island Corp. (The)	500	9,730
Five Star Bancorp	200	5,660
Flushing Financial Corp.	200	4,470
FS Bancorp, Inc.	200	6,200
FVCBankcorp, Inc. (a)	400	8,300
German American Bancorp, Inc.	300	11,397
Great Southern Bancorp, Inc.	300	17,703

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Guaranty Bancshares, Inc.	100	$3,500
HBT Financial, Inc.	200	3,636
Heritage Commerce Corp.	1,900	21,375
Heritage Financial Corp.	2,500	62,650
Home Bancorp, Inc.	100	4,079
HomeTrust Bancshares, Inc.	600	17,718
Horizon Bancorp, Inc.	1,600	29,872
Independent Bank Corp.	1,200	26,400
International Bancshares Corp.	100	4,221
Investar Holding Corp.	200	3,818
Lakeland Bancorp, Inc.	2,535	42,334
LCNB Corp.	1,000	17,560
Level One Bancorp, Inc.	700	27,951
Luther Burbank Corp.	400	5,316
Macatawa Bank Corp.	1,200	10,812
Mercantile Bank Corp.	400	14,168
Merchants Bancorp	150	4,107
Meridian Corp.	200	6,418
Metrocity Bankshares, Inc.	300	7,044
Metropolitan Bank Holding Corp. (a)	1,300	132,301
Midland States Bancorp, Inc.	900	25,974
MidWestOne Financial Group, Inc.	200	6,620
National Bankshares, Inc.	100	3,719
NBT Bancorp, Inc.	300	10,839
New York Community Bancorp, Inc.	600	6,432
Northeast Bank	100	3,411
Northfield Bancorp, Inc.	100	1,436
Northrim BanCorp, Inc.	200	8,714
NSTS Bancorp, Inc. (a)	300	3,624
OceanFirst Financial Corp. (b)	687,383	13,816,398
Old Second Bancorp, Inc.	2,400	34,824
OP Bancorp	200	2,770
Origin Bancorp, Inc.	500	21,145
PCB Bancorp	700	16,065
PCSB Financial Corp.	300	5,733
Peapack Gladstone Financial Corp.	600	20,850
Penns Woods Bancorp, Inc.	100	2,443
Peoples Bancorp, Inc.	1,200	37,572
Ponce Financial Group, Inc. (a)	1,800	18,684
Preferred Bank	100	7,409
Premier Financial Corp.	348	10,555
Primis Financial Corp.	700	9,786
Professional Holding Corp., Class A (a)	700	15,792
Provident Bancorp, Inc.	400	6,488
QCR Holdings, Inc.	500	28,295
RBB Bancorp	100	2,349

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Republic First Bancorp, Inc. (a)	5,600	$28,896
Richmond Mutual BanCorp, Inc.	100	1,706
Riverview Bancorp, Inc.	500	3,775
S&T Bancorp, Inc.	100	2,958
Shore Bancshares, Inc.	800	16,384
Sierra Bancorp	400	9,992
SmartFinancial, Inc.	200	5,116
Southern First Bancshares, Inc. (a)	100	5,084
Spirit of Texas Bancshares, Inc.	900	23,652
Territorial Bancorp, Inc.	200	4,800
Texas Capital Bancshares, Inc. (a)	3,300	189,123
Timberland Bancorp, Inc.	100	2,701
Towne Bank	600	17,964
Trico Bancshares	800	32,024
TriState Capital Holdings, Inc. (a)	300	9,969
TrustCo Bank Corp.	820	26,183
Trustmark Corp.	400	12,156
Univest Financial Corp.	700	18,732
Waterstone Financial, Inc.	700	13,538
Western New England Bancorp, Inc.	500	4,470

		16,089,036

Biotechnology & Pharmaceuticals — 0.0%
Cognition Therapeutics, Inc. (a)	500	1,350
Contra StrongBridge (a),(d)	5,000	0

		1,350

Consumer Discretionary Products — 0.3%
ACCO Brands Corp.	11,000	88,000
Aeva Technologies, Inc. (a)	2,700	11,691
American Axle & Manufacturing Holdings, Inc. (a)	1,300	10,088
American Outdoor Brands, Inc. (a)	1,100	14,443
Arhaus, Inc. (a)	500	4,255
Armstrong Flooring, Inc. (a)	2,300	3,289
AYRO, Inc. (a)	1,900	2,432
Beazer Homes USA, Inc. (a)	2,500	38,050
Caesarstone Ltd.	900	9,468
Canada Goose Holdings, Inc. (a)	12,200	321,226
Canoo, Inc. (a)	4,300	23,736
Charles & Colvard Ltd. (a)	2,500	3,925
Clarus Corp.	400	9,112
Cooper-Standard Holding, Inc. (a)	2,400	21,048
Crocs, Inc. (a)	4,600	351,440
Culp, Inc.	400	3,176
Flexsteel Industries, Inc.	300	5,790
Forestar Group, Inc. (a)	1,000	17,760

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	11,400	$846,792
Funko, Inc., Class A (a)	6,000	103,500
Hasbro, Inc.	100	8,192
Hooker Furniture Corp.	900	17,046
JAKKS Pacific, Inc. (a)	600	8,418
JELD-WEN Holding, Inc. (a)	100	2,028
KB Home	2,400	77,712
Kimball International, Inc., Class B	1,400	11,830
Kontoor Brands, Inc.	3,900	161,265
Landsea Homes Corp. (a)	2,700	23,085
Lennar Corp., Class A	100	8,117
Levi Strauss & Co., Class A	2,000	39,520
Masonite International Corp. (a)	500	44,470
Mattel, Inc. (a)	400	8,884
Miller Industries, Inc.	500	14,080
NIKE, Inc., Class B	6,500	874,640
Purple Innovation, Inc. (a)	200	1,170
PVH Corp.	1,500	114,915
Ralph Lauren Corp.	300	34,032
Skyline Champion Corp. (a)	400	21,952
Steven Madden Ltd.	7,000	270,480
Superior Industries International, Inc. (a)	2,800	13,048
Tapestry, Inc.	6,600	245,190
Tenneco, Inc., Class A (a)	11,500	210,680
Tesla, Inc. (a),(b)	11,300	12,176,880
Toll Brothers, Inc.	3,700	173,974
Torrid Holdings, Inc. (a)	100	606
TRI Pointe Homes, Inc. (a)	8,300	166,664
Urban Outfitters, Inc. (a)	18,500	464,535
Velodyne Lidar, Inc. (a)	49,500	126,720
Westport Fuel Systems, Inc. (a)	33,500	52,930

		17,262,284

Consumer Discretionary Services — 0.2%
2U, Inc. (a)	13,300	176,624
Accel Entertainment, Inc. (a)	3,500	42,630
Allied Esports Entertainment, Inc. (a)	1,400	2,415
BJ’s Restaurants, Inc. (a)	2,500	70,750
Bluegreen Vacations Holding Corp. (a)	800	23,656
Carnival Corp. (a)	43,000	869,460
Carnival plc, ADR (a)	3,200	58,464
Carriage Services, Inc.	1,400	74,662
Carrols Restaurant Group, Inc. (a)	1,800	4,068
Century Casinos, Inc. (a)	2,600	31,070
Chegg, Inc. (a)	22,300	809,044
Choice Hotels International, Inc.	1,100	155,936

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Cinemark Holdings, Inc. (a)	7,100	$122,688
Coursera, Inc. (a)	200	4,608
Dave & Buster’s Entertainment, Inc. (a)	12,100	594,110
Denny’s Corp. (a)	6,500	93,015
DineEquity, Inc.	3,600	280,620
DraftKings, Inc., Class A (a)	102,100	1,987,887
El Pollo Loco Holdings, Inc. (a)	1,200	13,944
Everi Holdings, Inc. (a)	15,100	317,100
Full House Resorts, Inc. (a)	2,500	24,025
Golden Entertainment, Inc. (a)	1,500	87,105
International Game Technology PLC	35,100	866,268
Jack in the Box, Inc.	1,300	121,433
Laureate Education, Inc., Class A (a)	1,800	21,330
Lincoln Educational Services Corp. (a)	2,500	17,875
Lindblad Expeditions Holdings, Inc. (a)	1,400	21,112
Live Nation Entertainment, Inc. (a)	800	94,112
Marcus Corp. (a)	600	10,620
McDonald’s Corp.	100	24,728
Monarch Casino & Resort, Inc. (a)	500	43,615
Noodles & Co. (a)	4,400	26,268
Norwegian Cruise Line Holdings Ltd. (a)	300	6,564
ONE Group Hospitality, Inc. (The) (a)	1,900	19,969
Planet Fitness, Inc., Class A (a)	13,200	1,115,136
Playa Hotels & Resorts NV (a)	19,800	171,270
Red Robin Gourmet Burgers, Inc. (a)	3,500	59,010
Rush Street Interactive, Inc. (a)	700	5,089
Ruth’s Hospitality Group, Inc.	4,300	98,384
SeaWorld Entertainment, Inc. (a)	17,800	1,325,032
Shake Shack, Inc., Class A (a)	600	40,740
Six Flags Entertainment Corp. (a)	15,600	678,600
Starbucks Corp.	1,800	163,746
Stride, Inc. (a)	1,900	69,027
Target Hospitality Corp. (a)	4,400	26,400
Universal Technical Institute, Inc. (a)	3,100	27,435
Virgin Galactic Holdings, Inc. (a)	31,500	311,220
Wendy’s Co.	28,000	615,160
WW International, Inc. (a)	700	7,161
Wyndham Hotels & Resorts, Inc.	800	67,752
Wynn Resorts Ltd. (a)	3,700	295,038
Xponential Fitness, Inc., Class A (a)	1,200	28,128
XpresSpa Group, Inc. (a)	6,700	7,571

		12,229,674

Consumer Staple Products — 0.2%
Alico, Inc.	200	7,512
Altria Group, Inc.	16,300	851,675

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
AppHarvest, Inc. (a)	100	$537
AquaBounty Technologies, Inc. (a)	16,200	30,294
Aurora Cannabis, Inc. (a)	12,300	49,200
B&G Foods, Inc.	1,400	37,772
Brown-Forman Corp., Class B	1,000	67,020
Cadiz, Inc. (a)	2,200	4,554
Canopy Growth Corp. (a)	29,200	221,336
Church & Dwight Co., Inc.	800	79,504
Clorox Co. (The)	2,700	375,381
Coca-Cola Co. (The)	1,200	74,400
Colgate-Palmolive Co.	7,700	583,891
Cronos Group, Inc. (a)	400	1,556
elf Beauty, Inc. (a)	2,800	72,324
Farmer Brothers Co. (a)	800	5,696
General Mills, Inc.	1,300	88,036
Honest Co., Inc. (The) (a)	300	1,563
Hostess Brands, Inc. (a)	8,300	182,102
Kimberly-Clark Corp.	3,500	431,060
Kraft Heinz Co.	41,200	1,622,868
Limoneira Co.	400	5,872
Molson Coors Beverage Co., Class B	7,800	416,364
Mondelez International, Inc., Class A	2,900	182,062
Nature’s Sunshine Products, Inc. (a)	1,100	18,502
PepsiCo, Inc.	15,000	2,510,700
Quanex Building Products Corp.	500	10,495
Real Good Food Co., Inc. (The) (a)	900	7,110
Sanderson Farms, Inc.	300	56,247
SunOpta, Inc. (a)	8,000	40,160
Tejon Ranch Co. (a)	800	14,608

		8,050,401

Financial Services — 9.7%
7GC & Co. Holdings, Inc., Class A (a),(b),(c)	272,000	2,668,320
ABG Acquisition Corp. (a),(b),(c)	300,000	2,943,000
ACRES Commercial Realty Corp. (a)	533	7,147
Acropolis Infrastructure Acquisition Corp. (a),(b),(c)	500,000	4,900,000
Adara Acquisition Corp., Class A (a)	2,974	29,383
Adit EdTech Acquisition Corp. (a),(b),(c)	203,364	2,009,236
Aesther Healthcare Acquisition Corp, Class A (a)	14,500	146,305
AF Acquisition Corp., Class A (a)	16,469	160,573
AG Mortgage Investment Trust, Inc.	33	307
Agile Growth Corp., Class A (a)	24	234
Air Lease Corp.	13,400	598,310
Alpha Partners Technology Merger Corp. (a),(b),(c)	500,000	4,900,000
AltC Acquisition Corp., Class A (a),(b),(c)	375,000	3,660,000
Altimar Acquisition Corp. III, Class A (a)	1,000	9,790

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Altimeter Growth Corp. 2, Class A (a)	16,138	$158,475
Anthemis Digital Acquisitions I Corp. (a),(b),(c)	472,500	4,758,075
Apeiron Capital Investment Corp., Class A (a)	507	5,060
Apollo Investment Corp.	9,600	126,912
Apollo Strategic Growth Capital, Class A (a),(b),(c)	450,000	4,410,000
Arbor Rapha Capital Bioholdings Corp. I (a)	57,714	577,717
Arctos NorthStar Acquisition Corp., Class A (a)	33,500	327,965
Arena Fortify Acquisition Corp., Class A (a),(b)	87,300	872,127
Ares Acquisition Corp., Class A (a)	47,736	468,290
Ares Capital Corp.	18,500	387,575
Argus Capital Corp., Class A (a),(b),(c)	452,532	4,516,269
Arlington Asset Investment Corp., Class A (a)	2,700	9,369
ARYA Sciences Acquisition Corp., Class A (a),(b),(c)	147,703	1,435,673
AssetMark Financial Holdings, Inc. (a)	1,500	33,375
Athena Consumer Acquisition Corp., Class A (a),(b),(c)	524,114	5,230,658
Athlon Acquisition Corp. (a),(b),(c)	465,000	4,557,000
Atlantic Avenue Acquisition Corp., Class A (a)	15,000	147,900
Atlanticus Holdings Corp. (a)	200	10,358
Austerlitz Acquisition Corp. II, Class A (a)	3,700	36,186
Authentic Equity Acquisition Corp., Class A (a),(b),(c)	550,000	5,390,000
Avista Public Acquisition Corp. II, Class A (a),(b),(c)	458,199	4,636,974
B Riley Principal 250 Merger Corp. (a),(b),(c)	247,910	2,484,058
Bain Capital Specialty Finance, Inc.	4,200	65,478
Bank of New York Mellon Corp.	2,000	99,260
Barings BDC, Inc.	14,700	151,998
Belong Acquisition Corp., Class A (a)	34,953	342,015
BGC Partners, Inc., Class A	44,200	194,480
Bilander Acquisition Corp. (a),(b),(c)	365,048	3,595,723
Bite Acquisition Corp. (a)	12,867	125,968
Black Mountain Acquisition Corp. (a),(b),(c)	472,500	4,758,264
BlackRock Capital Investment Corp.	8,081	34,021
BlackRock TCP Capital Corp.	4,000	57,200
BlackRock, Inc.	700	534,919
Blucora, Inc. (a)	5,600	109,480
BlueRiver Acquisition Corp. (a),(b),(c)	142,900	1,413,281
BrightSphere Investment Group PLC	500	12,125
BrightSpire Capital, Inc.	9,700	89,725
Build Acquisition Corp., Class A (a)	51,304	499,701
Bullpen Parlay Acquisition Co. (a),(b),(c)	378,000	3,787,560
Burtech Acquisition Corp., Class A (a)	23,778	235,402
Capital Southwest Corp.	2,700	64,071
Carlyle Group, Inc.	4,900	239,659
Carney Technology Acquisition Corp. II, Class A (a)	34,529	339,075
Catalyst Partners Acquisition Corp. (a),(b),(c)	250,000	2,525,000
Cboe Global Markets, Inc.	300	34,326
CC Neuberger Principal Holdings II, Class A (a),(b),(c)	465,000	4,612,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
CC Neuberger Principal Holdings III, Class A (a),(b),(c)	405,675	$3,999,955
CENAQ Energy Corp., Class A (a),(b)	174,100	1,743,611
CF Acquisition Corp. IV, Class A (a),(b),(c)	465,000	4,557,000
Chardan NexTech Acquisition 2 Corp. (a)	74,500	750,215
Cherry Hill Mortgage Investment Corp.	4,500	34,740
Churchill Capital Corp., Class A (a),(b),(c)	296,860	2,915,165
Churchill Capital Corp. V, Class A (a)	51,081	502,126
Churchill Capital Corp. VII (a),(b),(c)	164,831	1,631,827
Clarim Acquisition Corp., Class A (a),(b)	95,051	930,549
Climate Real Impact Solutions II Acquisition Corp., Class A (a),(b),(c)	256,050	2,506,729
Coinbase Global, Inc., Class A (a)	400	75,944
Colicity, Inc., Class A (a),(b),(c)	465,000	4,543,050
Colonnade Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,028,700
Compass Digital Acquisition Corp. (a),(b),(c)	375,016	3,637,655
Compass Diversified Holdings	900	21,393
Compute Health Acquisition Corp., Class A (a),(b),(c)	465,000	4,547,700
Concord Acquisition Corp. III (a),(b),(c)	378,000	3,814,020
Constellation Acquisition Corp. I, Class A (a)	48,101	471,871
Consumer Portfolio Services, Inc. (a)	100	1,016
Corner Growth Acquisition Corp., Class A (a),(b),(c)	375,000	3,682,500
Corner Growth Acquisition Corp. 2 (a),(b),(c)	375,000	3,723,750
Corsair Partnering Corp. (a),(b),(c)	375,000	3,712,500
COVA Acquisition Corp., Class A (a),(b),(c)	186,700	1,827,793
Cowen, Inc., Class A	3,700	100,270
Credit Acceptance Corp. (a)	200	110,074
Crescent Capital Bdc, Inc	1,100	19,580
Crucible Acquisition Corp., Class A (a)	904	8,868
D & Z Media Acquisition Corp., Class A (a)	7,400	72,446
Decarbonization Plus Acquisition Corp. IV, Class A (a),(b),(c)	334,400	3,323,936
DHB Capital Corp., Class A (a)	9,429	92,027
DHC Acquisition Corp., Class A (a)	57,760	566,048
DiamondHead Holdings Corp., Class A (a)	14,635	143,423
dMY Technology Group, Inc. (a),(b),(c)	217,059	2,201,000
DP Cap Acquisition Corp. I (a),(b),(c)	472,500	4,734,450
Dragoneer Growth Opportunities Corp., Class A (a),(b),(c)	270,531	2,640,383
Edify Acquisition Corp., Class A (a)	900	8,820
Elevate Credit, Inc. (a)	5,100	15,606
Ellington Residential Mortgage REIT	1,900	19,171
Elliott Opportunity II Corp. (a),(b),(c)	375,000	3,697,387
Entasis Therapeutics Holdings, Inc. (a)	200	374
Enterprise 4.0 Technology Acquisition Corp. (a),(b),(c)	500,000	5,045,000
Epiphany Technology Acquisition Corp., Class A (a),(b),(c)	291,000	2,857,620

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
EQ Health Acquisition Corp., Class A (a)	10,920	$107,016
ExcelFin Acquisition Corp., Class A (a),(b),(c)	468,700	4,672,939
EZCORP, Inc., Class A (a)	7,100	42,884
Fidus Investment Corp.	2,200	44,396
Fifth Wall Acquisition Corp. III, Class A (a),(b),(c)	299,136	2,904,611
Figure Acquisition Corp. I, Class A (a),(b),(c)	355,044	3,472,330
Fintech Evolution Acquisition Group, Class A (a),(b),(c)	310,002	3,038,020
First Light Acquisition Group, Class A (a),(b)	170,842	1,689,627
First Western Financial, Inc. (a)	200	6,252
Flame Acquisition Corp., Class A (a)	43,746	426,523
Flywire Corp. (a)	373,655	11,426,370
Focus Financial Partners, Inc., Class A (a)	1,500	68,610
Forest Road Acquisition Corp. II (a),(b),(c)	310,000	3,047,300
Fortistar Sustainable Solutions Corp., Class A (a),(b),(c)	208,700	2,045,260
Forum Merger IV Corp., Class A (a),(b),(c)	310,000	3,028,700
Franklin Resources, Inc.	1,700	47,464
Frontier Acquisition Corp., Class A (a),(b),(c)	310,000	3,038,000
FS KKR Capital Corp.	2,400	54,768
FTAC Athena Acquisition Corp., Class A (a)	18,692	183,182
FTAC Hera Acquisition Corp., Class A (a),(b),(c)	310,000	3,034,900
FTAC Parnassus Acquisition Corp. (a),(b),(c)	310,000	3,034,900
FTAC Parnassus Acquisition Corp., Class A (a)	2,834	27,688
Fusion Acquisition Corp. II, Class A (a)	1,492	14,607
G Squared Asend II, Inc., Class A (a),(b),(c)	276,531	2,715,534
G&P Acquisition Corp., Class A (a)	115	1,141
Gaming & Hospitality Acquisition Corp., Class A (a)	700	6,846
Gladstone Acquisition Corp., Class A (a)	55,172	553,927
Gladstone Capital Corp.	2,300	27,117
Gladstone Investment Corp.	1,800	29,034
Global Partner Acquisition Corp. II, Class A (a)	14,462	141,728
Goal Acquisitions Corp. (a),(b)	90,079	879,171
Goldman Sachs Group, Inc. (The)	17	5,612
Golub Capital BDC, Inc.	1,200	18,252
Gores Technology Partners, Inc. (a),(b),(c)	211,498	2,092,773
Granite Point Mortgage Trust, Inc.	3,500	38,920
Great Ajax Corp.	1,400	16,422
Great Elm Capital Corp.	420	6,191
Greenhill & Co., Inc.	2,400	37,128
Growth For Good Acquisition Corp. (a),(b),(c)	378,000	3,753,540
GSR II Meteora Acquisition Corp. (a),(b),(c)	331,300	3,346,130
Healthcare servise Acquisition Corp., Class A (a),(b)	79,477	778,875
Hercules Capital, Inc.	7,300	131,911
Horizon Technology Finance Corp.	4,000	55,600
IG Acquisition Corp., Class A (a)	1,800	17,748
Innovative International Acquisition Corp., Class A (a)	3,882	38,820

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Insight Acquisition Corp., Class A (a)	31,634	$310,013
International Media Acquisition Corp., Class A (a)	86,024	852,498
International Money Express, Inc. (a)	6,500	133,965
InterPrivate II Acquisition Corp. (a),(b),(c)	225,192	2,218,141
Invesco Ltd.	47,300	1,090,738
Itiquira Acquisition Corp., Class A (a)	428	4,199
Jaguar Global Growth Corp. I (a),(b),(c)	214,600	2,156,730
Janus Henderson Group plc	2,600	91,052
Jaws Hurricane Acquisition Corp. (a),(b),(c)	262,600	2,623,374
Jaws Juggernaut Acquisition Corp. (a),(b),(c)	328,200	3,242,616
Jefferies Financial Group, Inc.	200	6,570
Jiya Acquisition Corp., Class A (a)	1	10
JOFF Fintech Acquisition Corp., Class A (a),(b)	136,274	1,331,397
Kensington Capital Acquisition Corp. IV (a),(b),(c)	331,300	3,316,313
Kernel Group Holdings, Inc., Class A (a)	200	1,962
Khosla Ventures Acquisition Co., Class A (a),(b),(c)	310,000	3,028,700
Kismet Acquisition Three Corp., Class A (a),(b)	203,863	1,995,819
Kismet Acquisition Two Corp., Class A (a)	55,101	539,439
KKR Acquisition Holdings I Corp., Class A (a),(b),(c)	465,000	4,570,950
KKR Real Estate Finance Trust, Inc.	6,700	138,087
KL Acquisition Corp., Class A (a)	54,884	538,412
Landcadia Holdings IV, Inc., Class A (a),(b),(c)	465,000	4,566,300
Lazard Growth Acquisition Corp. I (a),(b),(c)	450,000	4,410,000
LDH Growth Corp. (a),(b),(c)	310,000	3,053,500
Lead Edge Growth Opportunities Ltd. (a),(b),(c)	434,621	4,281,017
Learn CW Investment Corp. (a),(c)	464,293	4,642,930
Legato Merger Corp.II (a)	55,795	553,486
LendingClub Corp. (a)	25,200	397,656
LendingTree, Inc. (a)	1,200	143,604
Leo Holdings Corp. II, Class A (a)	1	10
LIV Capital Acquisition Corp. II (a),(b),(c)	331,200	3,312,000
Live Oak Mobility Acquisition Corp., Class A (a)	9,653	94,696
LMF Acquisition Opportunities, Inc., Class A (a)	2,398	24,268
Logan Ridge Financial Corp. (a)	183	4,128
Logistics Innovation Technologies Corp. (a),(b),(c)	305,914	3,010,194
M3-Brigade Acquisition II Corp., Class A (a)	200	1,954
Macondray Capital Acquisition Corp. I, Class A (a)	10,019	99,088
Main Street Capital Corp.	1,100	46,904
Marblegate Acquisition Corp., Class A (a)	86,274	849,799
Marlin Technology Corp., Class A (a),(b),(c)	408,000	4,006,560
Mason Industrial Technology, Inc., Class A (a),(b),(c)	465,000	4,543,050
Medallion Financial Corp.	500	4,250
Medicus Sciences Acquisition Corp., Class A (a)	5,952	58,211
MedTech Acquisition Corp., Class A (a),(b)	77,005	754,649
Mega Matrix Corp. (a)	900	1,800
Metal Sky Start Acquisition Corp. (a),(c)	140,600	1,406,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
MFA Financial, Inc.	40,200	$162,006
MGIC Investment Corp.	1,500	20,325
Monroe Capital Corp.	1,700	18,343
Monument Circle Acquisition Corp., Class A (a)	14,378	140,617
Moringa Acquisition Corp., Class A (a),(b),(c)	300,000	2,934,000
Mount Rainier Acquisition Corp. (a)	600	5,988
MSD Acquisition Corp. (a),(b),(c)	323,910	3,268,252
Music Acquisition Corp., Class A (a),(b)	160,509	1,564,963
Nasdaq, Inc.	9,700	1,728,540
New Mountain Finance Corp.	6,400	88,640
New Vista Acquisition Corp., Class A (a)	1,501	14,695
Newcourt Acquisition Corp., Class A (a)	2,104	21,061
Newtek Business Services Corp.	4,600	122,820
Nexpoint Real Estate Finance, Inc.	900	20,340
NightDragon Acquisition Corp., Class A (a),(b),(c)	465,000	4,543,050
Noble Rock Acquisition Corp., Class A (a),(b),(c)	408,000	3,998,400
Northern Genesis Acquisition Corp. III, Class A (a),(b),(c)	465,000	4,533,750
Northern Star Investment Corp. II, Class A (a),(b)	149,300	1,460,154
Northern Star Investment Corp. III (a),(b),(c)	310,000	3,050,400
Northern Star Investment Corp. IV (a),(b),(c)	309,979	3,047,094
Northern Star Investment Corp. IV, Class A (a)	49,176	479,958
Oaktree Specialty Lending Corp.	25,200	185,724
Ocwen Financial Corp. (a)	594	14,113
OFS Capital Corp.	700	9,100
Omega Alpha SPAC, Class A (a),(b),(c)	136,000	1,335,520
One Equity Partners Open Water I Corp., Class A (a),(b),(c)	430,200	4,203,054
Oportun Financial Corp. (a)	400	5,744
Oppenheimer Holdings, Inc., Class A	1,300	56,654
Orion Acquisition Corp., Class A (a),(b),(c)	249,196	2,434,645
Osiris Acquisition Corp. (a),(b),(c)	243,900	2,414,610
Owl Rock Capital Corp.	1,600	23,648
Oxford Square Capital Corp.	4,700	19,693
Pacifico Acquistion Corp. (a)	5,000	49,750
Panacea Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,031,800
Parabellum Acquisition Corp. (a),(b),(c)	390,000	3,901,521
PennantPark Floating Rate Capital Ltd.	6,400	86,464
PennantPark Investment Corp.	8,200	63,796
Periphas Capital Partnering Corp., Class A (a),(b)	105,345	2,584,113
Pershing Square Tontine Holdings Ltd., Class A (a),(b)	2,789,494	55,483,036
Phoenix Biotech Acquisition Corp. (a),(b),(c)	153,800	1,548,766
Pivotal Investment Corp. III, Class A (a),(b),(c)	300,000	2,934,000
PJT Partners, Inc., Class A	1,800	113,616
Plum Acquisition Corp. I, Class A (a),(b),(c)	310,000	3,031,800
Pono Capital Corp., Class A (a)	60,000	603,000
Pontem Corp., Class A (a),(b),(c)	465,000	4,561,650

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Population Health Investment Co., Inc., Class A (a)	5,664	$55,790
Portage Fintech Acquisition Corp. (a),(b),(c)	500,000	4,935,000
Portman Ridge Finance Corp.	900	21,762
Powered Brands, Class A (a),(b),(c)	340,000	3,342,200
PowerUp Acquisition Corp. (a),(b),(c)	260,216	2,615,171
Priveterra Acquisition Corp., Class A (a)	40,143	392,599
PropTech Investment Corp. (a),(b),(c)	126,993	1,255,961
Prospect Capital Corp.	4,700	38,916
Prospector Capital Corp., Class A (a),(b)	117,312	1,149,658
Regional Management Corp.	200	9,714
Revolution Healthcare Acquisition Corp., Class A (a),(b),(c)	465,000	4,561,650
Riverview Acquisition Corp., Class A (a)	44,974	439,846
ROC Energy Acquisition Corp. (a),(b),(c)	378,000	3,745,980
Rosecliff Acquisition Corp. I, Class A (a),(b)	228,933	2,234,386
RXR Acquisition Corp., Class A (a)	7,607	74,092
Sachem Capital Corp.	3,800	19,456
Safeguard Scientifics, Inc. (a)	800	4,176
Saratoga Investment Corp.	900	24,534
Science Strategic Acquisition Corp. Alpha, Class A (a),(b),(c)	272,000	2,668,320
Sculptor Capital Management, Inc.	200	2,786
Seaport Global Acquisition Corp., Class A (a)	53,237	527,579
Semper Paratus Acquisition Corp., Class A (a)	1,600	15,984
Senior Connect Acquisition Corp. I, Class A (a),(b),(c)	310,000	3,041,100
Shelter Acquisition Corp. (a),(b),(c)	375,000	3,727,500
Silver Spike Acquisition Corp. II, Class A (a),(b),(c)	309,256	3,027,616
Silvercrest Asset Management Group, Inc., Class A	500	10,225
Simon Property Group Acquisition Holdings, Inc., Class A (a)	43,950	429,831
Sixth Street Specialty Lending, Inc.	4,300	100,147
Skydeck Acquisition Corp. (a),(b),(c)	243,900	2,397,537
Slam Corp., Class A (a),(b),(c)	449,300	4,389,661
SLR Investment Corp.	4,500	81,585
SLR Senior Investment Corp.	1,000	14,160
SportsTek Acquisition Corp., Class A (a),(b)	125,000	1,221,250
Springwater Special Situation (a)	84,513	832,453
Sprott, Inc.	1,200	60,288
ST Energy Transition I Ltd. (a),(b),(c)	378,000	3,780,000
Stellus Capital Investment Corp.	1,500	20,835
SuRo Capital Corp.	7,569	65,320
Sustainable Development Acquistion Corp., Class A (a)	1,000	9,790
SVF Investment Corp., Class A (a)	1,100	10,780
SVF Investment Corp. 2 (a),(b),(c)	310,000	3,041,100
SVF Investment Corp. 3 (a),(b),(c)	310,000	3,072,100
Synchrony Financial	1,700	59,177

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Tastemaker Acquisition Corp., Class A (a)	1,001	$9,900
TCG BDC, Inc.	5,000	71,950
TCV Acquisition Corp., Class A (a),(b),(c)	326,088	3,182,619
Thunder Bridge Capital Partners III, Inc., Class A (a),(b)	200,400	1,967,928
Tishman Speyer Innovation Corp. II, Class A (a)	743	7,281
TKB Critical Technologies 1, Class A (a)	21,626	216,044
TLG Acquisition One Corp., Class A (a)	66,776	653,737
TPG Pace Beneficial II Corp., Class A (a),(b),(c)	228,473	2,243,605
TPG RE Finance Trust, Inc.	6,600	77,946
Trinity Capital, Inc.	2,100	40,551
TriplePoint Venture Growth BDC Corp., Class B	100	1,746
Turmeric Acquisition Corp. (a),(b),(c)	149,007	1,476,659
Twelve Seas Investment Co. II, Class A (a),(b)	266,682	2,605,483
Vector Acquisition Corp. II, Class A (a),(b),(c)	515,579	5,026,895
Velocity Acquisition Corp., Class A (a)	63,464	618,774
Virtu Financial, Inc., Class A	2,200	81,884
VMG Consumer Acquisition Corp. (a),(b),(c)	356,402	3,613,916
Vy Global Growth, Class A (a),(b),(c)	474,373	4,696,293
Warburg Pincus Capital Corp. I-A, Class A (a),(b),(c)	310,000	3,047,300
Warburg Pincus Capital Corp. I-B, Class B (a),(b),(c)	310,000	3,044,200
Warrior Technologies Acquisition Corp., Class A (a)	48	475
Waverley Capital Acquisition Corp. 1 (a),(b),(c)	375,000	3,671,250
Western Asset Mortgage Capital Corp.	1,200	2,052
Westwood Holdings Group, Inc.	200	3,064
WhiteHorse Finance, Inc.	2,000	30,160
Williams Rowland Acquisition Corp. (a)	245	2,443
WisdomTree Investments, Inc.	3,700	21,719
Z-Work Acquisition Corp., Class A (a)	68,468	668,932

		507,988,284

Health Care — 2.6%
89bio, Inc. (a)	2,600	9,802
9 Meters Biopharma, Inc. (a)	1,900	1,139
AbbVie, Inc.	30,600	4,960,566
ABIOMED, Inc. (a)	1,100	364,364
ACADIA Pharmaceuticals, Inc. (a)	400	9,688
Accelerate Diagnostics, Inc. (a)	8,600	12,384
Accolade, Inc. (a)	2,000	35,120
Accuray, Inc. (a)	18,000	59,580
Achieve Life Sciences, Inc. (a)	100	757
Acutus Medical, Inc. (a)	3,800	5,282
Adaptimmune Therapeutics plc, ADR (a)	300	618
Adicet Bio, Inc. (a)	5,142	102,686
Adverum Biotechnologies, Inc. (a)	20,400	26,724
Aeglea BioTherapeutics, Inc. (a)	2,300	5,290
Aerie Pharmaceuticals, Inc. (a)	100	910

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Aethlon Medical, Inc. (a)	600	$876
Agenus, Inc. (a)	100	246
Agilent Technologies, Inc.	14,100	1,865,853
AIkido Pharma, Inc. (a)	1,500	675
Albireo Pharma, Inc. (a)	300	8,949
Aldeyra Therapeutics, Inc. (a)	9,700	43,116
Alector, Inc. (a)	3,800	54,150
Aligos Therapeutics, Inc. (a)	400	860
Alkermes plc (a)	8,000	210,480
Allakos, Inc. (a)	9,900	56,430
Allogene Therapeutics, Inc. (a)	2,400	21,864
Alnylam Pharmaceuticals, Inc. (a)	200	32,658
Alpine Immune Sciences, Inc. (a)	2,000	17,940
Altimmune, Inc. (a)	10,800	65,772
ALX Oncology Holdings, Inc. (a)	1,800	30,420
American Shared Hospital Services (a)	100	234
American Well Corp., Class A (a)	900	3,789
AmerisourceBergen Corp.	100	15,471
Amgen, Inc. (b)	29,900	7,230,418
Amicus Therapeutics, Inc. (a)	3,700	35,039
Amneal Pharmaceuticals, Inc. (a)	400	1,668
AnaptysBio, Inc. (a)	1,000	24,740
Anavex Life Sciences Corp. (a)	100	1,231
Angion Biomedica Corp. (a)	200	424
ANI Pharmaceuticals, Inc. (a)	1,600	44,976
Anika Therapeutics, Inc. (a)	1,000	25,110
Anixa Biosciences, Inc. (a)	38	104
Annexon, Inc. (a)	2,000	5,460
Annovis Bio, Inc. (a)	1,100	14,685
Antares Pharma, Inc. (a)	3,700	15,170
Applied Genetic Technologies Corp. (a)	1,400	1,498
Applied Molecular Transport, Inc. (a)	6,400	48,128
Applied Therapeutics, Inc. (a)	1,500	3,165
Aptinyx, Inc. (a)	3,700	8,399
Aptose Biosciences, Inc. (a)	4,900	6,664
Aravive, Inc. (a)	1,600	3,088
Arbutus Biopharma Corp. (a)	1,100	3,278
Arcus Biosciences, Inc. (a)	2,600	82,056
Aspira Women’s Health, Inc. (a)	1,000	1,040
Atea Pharmaceuticals, Inc. (a)	400	2,888
ATI Physical Therapy, Inc. (a)	1,700	3,196
Atossa Therapeutics, Inc. (a)	10,900	13,625
aTyr Pharma, Inc. (a)	3,000	16,050
Avalo Therapeutics, Inc. (a)	3,500	2,536
Avanos Medical, Inc. (a)	4,500	150,750
Avid Bioservices, Inc. (a)	500	10,185
Avrobio, Inc. (a)	10,700	14,124

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Axogen, Inc. (a)	600	$4,764
Axsome Therapeutics, Inc. (a)	100	4,139
Bausch Health Cos., Inc. (a)	2,000	45,700
Baxter International, Inc.	26,000	2,016,040
Berkeley Lights, Inc. (a)	16,900	120,159
Better Therapeutics, Inc. (a)	1,000	1,980
Beyond Air, Inc. (a)	5,500	36,740
Beyondspring, Inc. (a)	300	660
Bio-Rad Laboratories, Inc., Class A (a)	200	112,646
BioAtla, Inc. (a)	5,000	25,000
BioCryst Pharmaceuticals, Inc. (a)	32,500	528,450
Biodesix, Inc. (a)	300	507
Biogen, Inc. (a),(b)	144,240	30,376,944
Biohaven Pharmaceutical Holding Co. Ltd. (a)	700	82,999
BioMarin Pharmaceutical, Inc. (a)	200	15,420
Black Diamond Therapeutics, Inc. (a)	5,200	14,404
Bluebird Bio, Inc. (a)	4,600	22,310
Boston Scientific Corp. (a),(b)	111,300	4,929,477
Bristol-Myers Squibb Co.	46,400	3,388,592
Brookdale Senior Living, Inc. (a)	6,909	48,708
Bruker Corp.	2,900	186,470
C4 Therapeutics, Inc. (a)	100	2,426
Cabaletta Bio, Inc. (a)	3,300	6,699
Caladrius Biosciences, Inc. (a)	700	505
Calithera Biosciences, Inc. (a)	17,800	7,191
Cardiff Oncology, Inc. (a)	6,700	16,616
CareDx, Inc. (a)	4,600	170,154
Castle Biosciences, Inc. (a)	1,000	44,860
Catalyst Pharmaceuticals, Inc. (a)	17,600	145,904
CEL-SCI Corp. (a)	600	2,358
Celldex Therapeutics, Inc. (a)	2,600	88,556
Celsion Corp. (a)	613	3,102
Cerus Corp. (a)	6,500	35,685
Charles River Laboratories International, Inc. (a)	2,900	823,513
Checkpoint Therapeutics, Inc. (a)	2,800	4,956
ChemoCentryx, Inc. (a)	3,200	80,224
Chinook Therapeutics, Inc. (a)	1,920	31,411
ChromaDex Corp. (a)	500	1,230
Cidara Therapeutics, Inc. (a)	2,500	2,082
ClearPoint Neuro, Inc. (a)	100	1,041
Clearside Biomedical, Inc. (a)	11,300	25,877
Clover Health Investments Corp. (a)	82,900	294,295
Cohbar, Inc. (a)	17,100	5,374
Collegium Pharmaceutical, Inc. (a)	100	2,036
Community Health Systems, Inc. (a)	19,100	226,717
Concert Pharmaceuticals, Inc. (a)	400	1,348
Cortexyme, Inc. (a)	7,400	45,806

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Corvus Pharmaceuticals, Inc. (a)	7,200	$11,808
Covetrus, Inc. (a)	4,200	70,518
Crinetics Pharmaceuticals, Inc. (a)	2,100	46,095
CTI BioPharma Corp. (a)	18,300	85,461
Cue Biopharma, Inc. (a)	3,600	17,568
Cumberland Pharmaceuticals, Inc. (a)	1,500	4,230
Curis, Inc. (a)	7,200	17,136
Cutera, Inc. (a)	2,600	179,400
Cyclacel Pharmaceuticals, Inc. (a)	600	1,830
Cyclerion Therapeutics, Inc. (a)	3,200	3,552
Cytek Biosciences, Inc. (a)	600	6,468
Cytokinetics, Inc. (a)	11,000	404,910
CytomX Therapeutics, Inc. (a)	2,800	7,476
CytoSorbents Corp. (a)	300	957
DaVita, Inc. (a)	2,300	260,153
Day One Biopharmaceuticals, Inc. (a)	100	992
Denali Therapeutics, Inc. (a)	2,600	83,642
DENTSPLY SIRONA, Inc.	19,000	935,180
DermTech, Inc. (a)	4,600	67,528
DexCom, Inc. (a)	7,100	3,632,360
DiaMedica Therapeutics, Inc. (a)	600	1,500
Durect Corp. (a)	10,400	6,967
Dynavax Technologies Corp. (a)	26,900	291,596
Editas Medicine, Inc. (a)	16,900	321,438
Edwards Lifesciences Corp. (a)	16,400	1,930,608
ElectroCore, Inc. (a)	2,300	1,345
Electromed, Inc. (a)	100	1,244
Eledon Pharmaceuticals, Inc. (a)	1,112	4,381
Eli Lilly & Co.	10,900	3,121,433
Eloxx Pharmaceuticals, Inc. (a)	4,800	2,687
Emergent BioSolutions, Inc. (a)	3,600	147,816
Enanta Pharmaceuticals, Inc. (a)	1,100	78,298
Endo International plc (a)	34,500	79,695
enVVeno Medical Corp. (a)	1,100	7,007
Epizyme, Inc. (a)	5,300	6,095
Essa Pharma, Inc. (a)	1,200	7,416
Establishment Labs Holdings, Inc. (a)	1,100	74,129
Evelo Biosciences, Inc. (a)	2,300	7,797
Exelixis, Inc. (a)	25,900	587,153
EyePoint Pharmaceuticals, Inc. (a)	800	9,720
FibroGen, Inc. (a)	14,400	173,088
Five Star Senior Living, Inc. (a)	300	645
FONAR Corp. (a)	400	7,420
Forma Therapeutics Holdings, Inc. (a)	600	5,580
Forte Biosciences, Inc. (a)	3,300	4,818
Frequency Therapeutics, Inc. (a)	200	424
Fulcrum Therapeutics, Inc. (a)	3,400	80,410

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Galera Therapeutics, Inc. (a)	1,500	$3,570
Generation Bio Co. (a)	1,100	8,074
Gilead Sciences, Inc.	40,300	2,395,835
Global Blood Therapeutics, Inc.	1,200	41,568
GlycoMimetics, Inc. (a)	5,500	6,270
GoodRx Holdings, Inc., Class A (a)	7,000	135,310
Gossamer Bio, Inc. (a)	4,800	41,664
GT Biopharma, Inc. (a)	100	288
Haemonetics Corp. (a)	8,000	505,760
Hanger, Inc. (a)	800	14,664
Harmony Biosciences Holdings, Inc. (a)	2,700	131,355
Harpoon Therapeutics, Inc. (a)	2,100	10,437
Harrow Health, Inc. (a)	1,600	10,912
Harvard Bioscience, Inc. (a)	2,600	16,146
Henry Schein, Inc. (a)	400	34,876
Hologic, Inc. (a)	900	69,138
iCAD, Inc. (a)	5,000	22,300
Ideaya Biosciences, Inc. (a)	600	6,714
Illumina, Inc. (a)	8,100	2,830,140
IMARA, Inc. (a)	4,200	7,896
Immunic, Inc. (a)	2,800	31,640
ImmunoGen, Inc. (a)	38,200	181,832
Immunovant, Inc. (a)	10,700	58,957
Incyte Corp. (a)	5,700	452,694
Infinity Pharmaceuticals, Inc. (a)	13,300	15,162
InfuSystem Holdings, Inc. (a)	1,400	13,720
InMed Pharmaceuticals, Inc. (a)	3,000	2,828
Inmode Ltd. (a)	20,800	767,728
Innoviva, Inc. (a)	7,300	141,255
Inogen, Inc. (a)	1,200	38,904
Inotiv, Inc. (a)	500	13,090
Inovio Pharmaceuticals, Inc. (a)	2,900	10,411
Integer Holdings Corp. (a)	1,000	80,570
Integra LifeSciences Holdings Corp. (a)	1,200	77,112
Intellia Therapeutics, Inc. (a)	9,700	704,899
Intercept Pharmaceuticals, Inc. (a)	7,400	120,398
Intuitive Surgical, Inc. (a)	1,500	452,520
Invacare Corp. (a)	8,700	12,267
Invitae Corp. (a)	7,800	62,166
Ionis Pharmaceuticals, Inc. (a)	4,400	162,976
Iqvia Holdings, Inc. (a)	4,100	947,961
iRadimed Corp. (a)	400	17,936
Ironwood Pharmaceuticals, Inc. (a)	7,100	89,318
iTeos Therapeutics, Inc. (a)	3,500	112,630
IVERIC bio, Inc. (a)	23,300	392,139
Johnson & Johnson (b)	38,000	6,734,740
Joint Corp. (The) (a)	3,600	127,404

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Jounce Therapeutics, Inc. (a)	5,800	$39,382
KalVista Pharmaceuticals, Inc. (a)	900	13,266
Karyopharm Therapeutics, Inc. (a)	15,300	112,761
Kezar Life Sciences, Inc. (a)	9,200	152,904
Kinnate Biopharma, Inc. (a)	100	1,126
Kodiak Sciences, Inc. (a)	12,900	99,588
Kura Oncology, Inc. (a)	4,300	69,144
La Jolla Pharmaceutical Co. (a)	200	854
Landos Biopharma, Inc. (a)	200	295
Lannett Co., Inc. (a)	10,200	8,037
Lantern Pharma, Inc. (a)	200	1,430
Lantheus Holdings, Inc. (a)	3,300	182,523
Larimar Therapeutics, Inc. (a)	333	1,349
Leap Therapeutics, Inc. (a)	16,900	29,575
Legend Biotech Corp., ADR (a)	100	3,634
LeMaitre Vascular, Inc.	1,200	55,764
Lineage Cell Therapeutics, Inc. (a)	9,000	13,860
Lipocine, Inc.	1,100	1,507
Liquidia Corp. (a)	3,900	28,002
LivaNova PLC (a)	400	32,732
Lyra Therapeutics, Inc. (a)	700	2,814
MacroGenics, Inc. (a)	3,000	26,430
Magenta Therapeutics, Inc. (a)	3,600	10,440
MannKind Corp. (a)	100	368
Maravai LifeSciences Holdings, Inc., Class A (a)	200	7,054
Marinus Pharmaceuticals, Inc. (a)	25	234
Marker Therapeutics, Inc. (a)	6,300	2,772
Masimo Corp. (a)	11,100	1,615,494
Medtronic plc (b)	63,000	6,989,850
MEI Pharma, Inc. (a)	1,100	663
Merck & Co., Inc. (b)	141,700	11,626,485
Meridian Bioscience, Inc. (a)	200	5,192
Merrimack Pharmaceuticals, Inc. (a)	400	2,530
Mersana Therapeutics, Inc. (a)	20,100	80,199
MiMedx Group, Inc. (a)	2,300	10,833
Minerva Surgical, Inc. (a)	300	1,350
Mirum Pharmaceuticals, Inc. (a)	3,100	68,262
Molecular Templates, Inc. (a)	3,628	12,517
Mustang Bio, Inc. (a)	7,100	7,171
NanoString Technologies, Inc. (a)	6,000	208,500
Natera, Inc. (a),(b)	127,182	5,173,764
Nektar Therapeutics (a)	1,600	8,624
NeoGenomics, Inc. (a)	1,700	20,655
Neoleukin Therapeutics, Inc. (a)	5,000	9,400
Neurocrine Biosciences, Inc. (a)	8,800	825,000
Neuronetics, Inc. (a)	3,900	11,817
Nevro Corp. (a)	3,900	282,087

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Nexgel, Inc. (a)	200	$382
NextCure, Inc. (a)	1,300	6,318
NGM Biopharmaceuticals, Inc. (a)	3,300	50,325
Novan, Inc. (a)	1,800	7,092
Novocure Ltd. (a)	5,400	447,390
Ocular Therapeutix, Inc. (a)	12,600	62,370
Ocuphire Pharma, Inc. (a)	3,900	12,636
Olema Pharmaceuticals, Inc. (a)	9,600	40,896
Omeros Corp. (a)	1,400	8,414
Omthera Pharmaceutical, Inc. (a),(d)	700	0
Onconova Therapeutics, Inc. (a)	5,133	9,445
Oncorus, Inc. (a)	2,800	4,984
Oncternal Therapeutics, Inc. (a)	900	1,251
Ontrak, Inc. (a)	500	1,132
Opiant Pharmaceuticals, Inc. (a)	1,100	23,562
Organogenesis Holdings, Inc. (a)	14,800	112,776
ORIC Pharmaceuticals, Inc. (a)	1,500	8,010
Ortho Clinical Diagnostics Holdings plc (a)	9,600	179,136
Orthofix Medical, Inc. (a)	400	13,080
Otonomy, Inc. (a)	3,000	7,200
Outlook Therapeutics, Inc. (a)	8,600	15,308
Pacific Biosciences of California, Inc. (a)	13,700	124,670
Paratek Pharmaceuticals, Inc. (a)	3,600	10,692
Passage Bio, Inc. (a)	7,700	23,870
PAVmed, Inc. (a)	14,300	18,876
PDS Biotechnology Corp. (a)	7,100	43,949
Pennant Group, Inc. (The) (a)	100	1,863
Perrigo Co. plc	15,400	591,822
Personalis, Inc. (a)	6,300	51,597
PetIQ, Inc. (a)	800	19,520
Petros Pharmaceuticals, Inc. (a)	600	936
Pfizer, Inc.	68,200	3,530,714
Phathom Pharmaceuticals, Inc. (a)	100	1,361
Phibro Animal Health Corp., Class A	1,100	21,945
Phio Pharmaceuticals Corp. (a)	100	89
Pieris Pharmaceuticals, Inc. (a)	4,700	14,241
Pliant Therapeutics, Inc. (a)	700	4,907
Plus Therapeutics, Inc. (a)	100	100
PLx Pharma, Inc. (a)	6,700	27,068
Praxis Precision Medicines, Inc. (a)	500	5,105
Precigen, Inc. (a)	5,300	11,183
Precision BioSciences, Inc. (a)	500	1,540
Prelude Therapeutics, Inc. (a)	1,900	13,110
Premier, Inc., Class A	300	10,677
Prestige Consumer Healthcare, Inc. (a)	1,200	63,528
Protagonist Therapeutics, Inc. (a)	3,000	71,040
Protara Therapeutics, Inc. (a)	800	4,088

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Pulse Biosciences, Inc. (a)	551	$2,678
Puma Biotechnology, Inc. (a)	700	2,016
Quanterix Corp. (a)	2,400	70,056
Quotient Ltd. (a)	3,400	4,080
Radius Health, Inc. (a)	11,800	104,194
RadNet, Inc. (a)	1,800	40,266
RAPT Therapeutics, Inc. (a)	3,400	74,766
Regeneron Pharmaceuticals, Inc. (a)	8,000	5,587,360
Regulus Therapeutics, Inc. (a)	2,500	745
Renalytix plc, ADR (a)	100	692
Replimune Group, Inc. (a)	3,300	56,034
REVOLUTION Medicines, Inc. (a)	700	17,857
Rocket Pharmaceuticals, Inc. (a)	4,500	71,370
Royalty Pharma plc, Class A	100	3,896
Rubius Therapeutics, Inc. (a)	3,500	19,285
Salarius Pharmaceuticals, Inc. (a)	6,500	2,588
Sangamo BioSciences, Inc. (a)	10,500	61,005
Sarepta Therapeutics, Inc. (a)	4,200	328,104
Satsuma Pharmaceuticals, Inc. (a)	1,200	4,560
Savara, Inc. (a)	4,000	5,240
SeaSpine Holdings Corp. (a)	900	10,944
Seelos Therapeutics, Inc. (a)	20,000	16,756
Selecta Biosciences, Inc. (a)	22,500	27,675
Sensei Biotherapeutics, Inc. (a)	300	693
Sensus Healthcare, Inc. (a)	1,100	11,132
Seres Therapeutics, Inc. (a)	4,000	28,480
Shattuck Labs, Inc. (a)	1,200	5,112
Sientra, Inc. (a)	4,500	9,990
Sierra Oncology, Inc. (a)	4,300	137,815
Silverback Therapeutics, Inc. (a)	6,400	22,464
Sio Gene Therapies, Inc. (a)	200	134
SOC Telemed, Inc. (a)	700	2,093
Soleno Therapeutics, Inc. (a)	4,400	981
Solid Biosciences, Inc. (a)	5,100	6,120
Spectrum Pharmaceuticals, Inc. (a)	8,900	11,481
SQZ Biotechnologies Co. (a)	100	481
STAAR Surgical Co. (a)	3,000	239,730
Star Equity Holdings, Inc. (a)	400	452
Stereotaxis, Inc. (a)	3,600	13,428
Stoke Therapeutics, Inc. (a)	400	8,420
Surmodics, Inc. (a)	400	18,132
Sutro Biopharma, Inc. (a)	800	6,576
Syndax Pharmaceuticals, Inc. (a)	5,500	95,590
Syneos Health, Inc. (a)	200	16,190
Synlogic, Inc. (a)	2,700	6,480
Syros Pharmaceuticals, Inc. (a)	2,000	2,380
Tactile Systems Technology, Inc. (a)	100	2,016

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Talis Biomedical Corp. (a)	100	$141
Tandem Diabetes Care, Inc. (a)	400	46,516
Taysha Gene Therapies, Inc. (a)	2,100	13,692
TCR2 Therapeutics, Inc. (a)	9,500	26,220
Tela Bio, Inc. (a)	100	1,163
Teleflex, Inc.	400	141,932
Tempest Therapeutics, Inc. (a)	100	340
TG Therapeutics, Inc. (a)	800	7,608
Tracon Pharmaceuticals, Inc. (a)	3,200	8,416
Travere Therapeutics, Inc. (a)	400	10,308
Trevena, Inc. (a)	4,000	2,200
Tricida, Inc. (a)	4,600	37,812
Turning Point Therapeutics, Inc. (a)	100	2,685
Tyme Technologies, Inc. (a)	3,100	1,085
UNITY Biotechnology, Inc. (a)	7,500	8,400
Vanda Pharmaceuticals, Inc. (a)	8,300	93,873
Vapotherm, Inc. (a)	700	9,730
VBI Vaccines, Inc. (a)	800	1,328
Venus Concept, Inc. (a)	2,500	3,575
Verastem, Inc. (a)	29,400	41,454
Vericel Corp. (a)	2,400	91,728
ViewRay, Inc. (a)	34,700	136,024
Viking Therapeutics, Inc. (a)	17,200	51,600
Vincerx Pharma, Inc. (a)	100	400
Viracta Therapeutics, Inc. (a)	18	86
Virios Therapeutics, Inc. (a)	300	1,344
VistaGen Therapeutics, Inc. (a)	4,700	5,828
Windtree Therapeutics, Inc. (a)	1,500	1,710
Xenon Pharmaceuticals, Inc. (a)	2,100	64,197
Zentalis Pharmaceuticals, Inc. (a)	1,100	50,754
ZIOPHARM Oncology, Inc. (a)	47,800	31,185
Zoetis, Inc.	8,500	1,603,015
Zymeworks, Inc. (a)	4,600	30,130
Zynerba Pharmaceuticals, Inc. (a)	1,000	2,050

		133,966,113

Industrial Products — 0.3%
AAR Corp. (a)	2,400	116,232
Advanced Emissions Solutions, Inc. (a)	2,200	13,684
Aerojet Rocketdyne Holdings, Inc. (a)	17,000	668,950
Allegion PLC	2,600	285,428
Allied Motion Technologies, Inc.	300	8,952
Allison Transmission Holdings, Inc.	10,400	408,304
Altra Industrial Motion Corp.	200	7,786
AO Smith Corp.	200	12,778
Argan, Inc.	100	4,059
Astronics Corp. (a)	2,800	36,204

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Atlas Crest Investment Corp. II, Class A (a),(b),(c)	421,140	$4,135,595
Babcock & Wilcox Enterprises, Inc. (a)	5,600	45,696
Barnes Group, Inc.	1,100	44,209
Bel Fuse, Inc., Class B	1,000	17,840
Bloom Energy Corp., Class A (a)	12,200	294,630
BWX Technologies, Inc.	2,000	107,720
Capstone Green Energy Corp. (a)	552	2,274
Carrier Global Corp.	8,100	371,547
Commercial Vehicle Group, Inc. (a)	600	5,070
Crane Co.	200	21,656
Curtiss-Wright Corp.	100	15,016
CVD Equipment Corp. (a)	500	2,230
CyberOptics Corp. (a)	600	24,348
Donaldson Co., Inc.	1,300	67,509
Douglas Dynamics, Inc.	100	3,459
Dover Corp.	100	15,690
Ducommun, Inc. (a)	200	10,478
Emerson Electric Co.	12,200	1,196,210
Federal Signal Corp.	2,500	84,375
Flowserve Corp.	16,600	595,940
Fortive Corp.	100	6,093
Gates Industrial Corp. plc (a)	100	1,506
Gibraltar Industries, Inc. (a)	800	34,360
Graco, Inc.	800	55,776
GrafTech International Ltd.	11,700	112,554
Hayward Holdings, Inc. (a)	4,100	68,142
Hexcel Corp.	600	35,682
Honeywell International, Inc.	13,800	2,685,204
Hurco Cos., Inc.	200	6,304
Hyliion Holdings Corp. (a)	18,000	79,740
Ichor Holdings Ltd. (a)	200	7,124
IDEX Corp.	600	115,038
Insteel Industries, Inc.	400	14,796
Intevac, Inc. (a)	900	4,815
Itron, Inc. (a)	100	5,268
Johnson Controls International plc	100	6,557
Kennametal, Inc.	300	8,583
Keysight Technologies, Inc. (a)	3,300	521,301
Lawson Products, Inc. (a)	100	3,854
LB Foster Co., Class A (a)	500	7,685
Lincoln Electric Holdings, Inc.	1,300	179,153
LSI Industries, Inc.	900	5,400
Manitowoc Co., Inc. (The) (a)	2,500	37,700
Modine Manufacturing Co. (a)	200	1,802
Mueller Water Products, Inc., Class A	1,200	15,504
National Instruments Corp.	6,600	267,894
nLight, Inc. (a)	800	13,872

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
NN, Inc. (a)	3,000	$8,640
Orion Energy Systems, Inc. (a)	2,400	6,720
Otis Worldwide Corp.	7,400	569,430
Park Aerospace Corp.	400	5,220
Pentair plc	3,700	200,577
Powell Industries, Inc.	400	7,768
Proto Labs, Inc. (a)	3,700	195,730
Ranpak Holdings Corp. (a)	5,400	110,322
REV Group, Inc.	1,100	14,740
SmartRent, Inc. (a)	400,000	2,024,000
Spirit AeroSystems Holdings, Inc., Class A	17,500	855,575
Standex International Corp.	100	9,992
Tennant Co.	200	15,760
Thermon Group Holdings, Inc. (a)	1,300	21,060
Timken Co.	100	6,070
Titan International, Inc. (a)	4,900	72,177
Trane Technologies plc	100	15,270
Triumph Group, Inc. (a)	2,600	65,728
TuSimple Holdings, Inc., Class A (a)	15,300	186,660
Vishay Precision Group, Inc. (a)	700	22,505
Volta, Inc. (a)	2,000	6,100
Workhorse Group, Inc. (a)	4,600	23,000
XL Fleet Corp. (a)	11,200	22,288
Zurn Water Solutions Corp.	3,000	106,200

		17,497,108

Industrial Services — 0.2%
Acacia Research Corp. (a)	3,200	14,432
Alta Equipment Group, Inc. (a)	1,200	14,832
ARC Document Solutions, Inc.	2,000	7,800
Atlas Air Worldwide Holdings, Inc. (a)	4,000	345,480
Atlas Technical Consultants, Inc. (a)	600	7,224
Avalon Holdings Corp., Class A (a)	200	655
Barrett Business Services, Inc.	700	54,229
BGSF, Inc.	400	5,268
Charah Solutions, Inc. (a)	800	3,992
Cintas Corp.	200	85,078
Civeo Corp. (a)	525	12,392
Concrete Pumping Holdings, Inc. (a)	1,400	9,380
CoreCivic, Inc. (a)	10,400	116,168
CorVel Corp. (a)	300	50,532
Covenant Transportation Group, Inc., Class A	800	17,224
CRA International, Inc.	300	25,278
CryoPort, Inc. (a)	100	3,491
CSX Corp.	56,300	2,108,435
Daseke, Inc. (a)	9,100	91,637
DXP Enterprises, Inc. (a)	300	8,127

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Eagle Bulk Shipping, Inc.	3,397	$231,370
Emerald Holding, Inc. (a)	1,800	6,120
Fluor Corp. (a)	14,600	418,874
Franklin Covey Co. (a)	700	31,654
frontdoor, Inc. (a)	1,000	29,850
Genco Shipping & Trading Ltd.	10,400	245,648
Great Lakes Dredge & Dock Corp. (a)	2,300	32,269
H&E Equipment Services, Inc.	2,600	113,152
Hackett Group, Inc.	1,300	29,978
Hoegh LNG Partners LP	100	738
Hudson Technologies, Inc. (a)	6,600	40,986
Huron Consulting Group, Inc. (a)	900	41,229
Information Services Group, Inc.	5,800	39,498
INNOVATE Corp. (a)	1,358	5,011
Insperity, Inc.	300	30,126
Iteris, Inc. (a)	900	2,682
Kelly Services, Inc., Class A	400	8,676
Legalzoom.com, Inc. (a)	100	1,414
Limbach Holdings, Inc. (a)	700	4,865
Manpowergroup, Inc.	100	9,392
Marten Transport Ltd.	3,799	67,470
Mistras Group, Inc. (a)	1,100	7,271
Norfolk Southern Corp.	6,100	1,739,842
Orion Group Holdings, Inc. (a)	300	744
Overseas Shipholding Group, Inc., Class A (a)	1,700	3,553
Pangaea Logistics Solutions Ltd.	1,400	7,784
Primoris Services Corp.	500	11,910
PureCycle Technologies, Inc. (a)	2,000	16,000
Quad/Graphics, Inc. (a)	5,500	38,170
R1 RCM, Inc. (a)	200	5,352
Radiant Logistics, Inc. (a)	3,200	20,384
Resideo Technologies, Inc. (a)	100	2,383
Resources Connection, Inc.	1,000	17,140
Ryder System, Inc.	500	39,665
Schneider National, Inc., Class B	5,000	127,500
Sharps Compliance Corp. (a)	2,200	12,980
ShotSpotter, Inc. (a)	500	13,860
SkyWest, Inc. (a)	500	14,425
Stantec, Inc.	100	5,014
Teekay Corp.	1,300	4,121
Titan Machinery, Inc. (a)	2,500	70,650
Transcat, Inc. (a)	200	16,228
TriNet Group, Inc. (a)	4,600	452,456
Triton International Ltd.	1,700	119,306
Tutor Perini Corp. (a)	5,400	58,320
Union Pacific Corp.	100	27,321
United Airlines Holdings, Inc. (a)	300	13,908

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
US Xpress Enterprises, Inc., Class A (a)	1,500	$5,820
USA Truck, Inc. (a)	1,000	20,600
Vectrus, Inc. (a)	100	3,586
Viad Corp. (a)	1,100	39,204
Volt Information Sciences, Inc. (a)	1,300	7,774
Wheels Up Experience, Inc. (a)	1,500	4,665
Wilhelmina International, Inc. (a)	200	904
Yellow Corp. (a)	12,300	86,223
ZipRecruiter, Inc., Class A (a)	1,600	36,768

		7,424,487

Insurance — 0.1%
American Equity Investment Life Holding Co.	1,300	51,883
American National Group, Inc.	900	170,181
Argo Group International Holdings Ltd.	1,100	45,408
Brighthouse Financial, Inc. (a)	6,300	325,458
Citizens, Inc. (a)	900	3,816
Donegal Group, Inc., Class A	1,000	13,410
eHealth, Inc. (a)	5,800	71,978
Erie Indemnity Co., Class A	200	35,226
Genworth Financial, Inc., Class A (a)	4,400	16,632
Greenlight Capital Re Ltd., A Shares (a)	1,800	12,726
Hallmark Financial Services, Inc. (a)	1,500	5,445
HCI Group, Inc.	500	34,090
Heritage Insurance Holdings, Inc.	3,800	27,132
Jackson Financial, Inc., Class A	14,500	641,335
Kingstone Cos., Inc.	200	1,064
Lemonade, Inc. (a)	9,500	250,515
Maiden Holdings Ltd. (a)	700	1,687
MBIA, Inc.	500	7,695
NMI Holdings, Inc., Class A (a)	200	4,124
Old Republic International Corp.	300	7,761
Radian Group, Inc.	16,900	375,349
Reinsurance Group of America, Inc.	900	98,514
Trean Insurance Group, Inc. (a)	1,100	5,159
United Insurance Holdings Corp.	2,200	7,282
Universal Insurance Holdings, Inc.	1,100	14,839
Unum Group	33,300	1,049,283

		3,277,992

Materials — 0.3%
A-Mark Precious Metals, Inc. (a)	400	30,936
AdvanSix, Inc.	700	35,763
Air Products and Chemicals, Inc.	1,600	399,856
Alamos Gold, Inc., Class A	3,900	32,838
Alcoa Corp.	26,601	2,394,888

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Algoma Steel Group, Inc.	300	$3,375
Allegheny Technologies, Inc. (a)	600	16,104
Alpha Metallurgical Resources, Inc. (a)	4,600	607,016
American Vanguard Corp.	1,600	32,512
Amyris, Inc. (a)	12,300	53,628
Arch Resources, Inc.	3,800	522,044
B2Gold Corp.	12,300	56,457
Balchem Corp.	100	13,670
Calyxt, Inc. (a)	3,300	3,432
Carpenter Technology Corp.	2,300	96,554
Century Aluminum Co. (a)	3,300	86,823
CF Industries Holdings, Inc.	4,500	463,770
Chemours Co.	2,300	72,404
Codexis, Inc. (a)	9,600	197,952
Coeur Mining, Inc. (a)	55,800	248,310
CONSOL Energy, Inc. (a)	1,900	71,497
Danimer Scientific, Inc. (a)	2,000	11,720
Eastman Chemical Co.	8,000	896,480
Ecolab, Inc.	2,600	459,056
Ecovyst, Inc. (a)	3,400	39,304
Gatos Silver, Inc. (a)	3,800	16,416
Gold Resource Corp.	15,000	33,600
Hallador Energy Co. (a)	2,500	8,750
Haynes International, Inc.	100	4,260
Hecla Mining Co.	16,500	108,405
Ingevity Corp. (a)	600	38,442
Innospec, Inc.	600	55,530
International Paper Co.	900	41,535
Intrepid Potash, Inc. (a)	3,300	271,062
Kronos Worldwide, Inc.	400	6,208
Livent Corp. (a)	600	15,642
LSB Industries, Inc.	800	17,472
LyondellBasell Industries NV, Class A	39	4,010
McEwen Mining, Inc. (a)	56,300	47,388
MDU Resources Group, Inc.	100	2,665
Mosaic Co.	500	33,250
MP Materials Corp. (a)	4,200	240,828
Myers Industries, Inc.	300	6,480
NACCO Industries, Inc., Class A	300	11,766
New Gold, Inc. (a)	102,600	184,680
Nexa Resources SA	1,700	15,878
O-I Glass, Inc. (a)	8,400	110,712
Osisko Gold Royalties Ltd.	300	3,957
Peabody Energy Corp. (a)	34,500	846,285
PolyMet Mining Corp. (a)	300	1,257
PPG Industries, Inc.	900	117,963
Ramaco Resources, Inc.	8,300	131,140

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Rayonier Advanced Materials, Inc. (a)	5,200	$34,164
Resolute Forest Products, Inc. (a)	9,700	125,227
Ryerson Holding Corp.	200	7,004
Sandstorm Gold Ltd.	5,000	40,400
Seabridge Gold, Inc. (a)	600	11,100
Sensient Technologies Corp.	100	8,395
Sherwin-Williams Co.	300	74,886
Sierra Metals, Inc.	100	118
Silgan Holdings, Inc.	300	13,869
Silvercorp Metals, Inc.	20,500	74,210
SunCoke Energy, Inc.	14,600	130,086
Sylvamo Corp. (a)	1,900	63,232
Taseko Mines Ltd. (a)	8,500	19,465
Tecnoglass, Inc.	100	2,524
TimkenSteel Corp. (a)	6,900	150,972
Trecora Resources (a)	400	3,384
Trex Co., Inc.	100	6,533
Tronox Holdings plc, Class A	14,800	292,892
Turquoise Hill Resources Ltd. (a)	530	15,921
Unifi, Inc. (a)	1,000	18,100
United States Steel Corp.	65,100	2,456,874
Venator Materials plc (a)	4,400	7,832
Warrior Met Coal, Inc.	12,000	445,320
WestRock Co.	5,000	235,150
Westwater Resources, Inc. (a)	6,200	12,400
Yamana Gold, Inc.	240,200	1,340,316

		14,812,344

Media — 0.9%
Activision Blizzard, Inc.	32,544	2,607,100
Airbnb, Inc., Class A (a)	25,400	4,362,704
Angi, Inc., Class A (a)	19,900	112,833
Bumble, Inc., Class A (a)	1,000	28,980
Cargurus, Inc. (a)	3,800	161,348
Cars.com, Inc. (a)	4,600	66,378
Charter Communications, Inc., Class A (a),(b)	16,340	8,913,797
Clear Channel Outdoor Holdings, Inc. (a)	66,700	230,782
Comcast Corp., Class A	6,200	290,284
Cumulus Media, Inc., Class A (a)	600	5,970
DHI Group, Inc. (a)	3,700	22,015
Discovery, Inc., Class A (a)	38,300	954,436
DoorDash, Inc., Class A (a)	8,100	949,239
Electronic Arts, Inc.	6,200	784,362
Entercom Communications Corp. (a)	9,300	26,877
Eventbrite, Inc., Class A (a)	9,100	134,407
EverQuote, Inc., Class A (a)	4,600	74,428
Facebook, Inc., Class A (a),(b)	39,700	8,827,692

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Fiverr International Ltd. (a)	1,400	$106,498
Fluent, Inc. (a)	1,900	3,952
GoDaddy, Inc., Class A (a)	13,300	1,113,210
HealthStream, Inc. (a)	1,100	21,912
HyreCar, Inc. (a)	200	476
iHeartMedia, Inc., Class A (a)	1,500	28,395
IMAX Corp. (a)	8,900	168,477
Lee Enterprises, Inc. (a)	100	2,692
Liberty Media Corp-Liberty SiriusXM, Class A (a),(b),(c)	21,729	993,233
Liberty Media Corp-Liberty SiriusXM, Class C (a),(b)	35,530	1,624,787
Liberty TripAdvisor Holdings, Inc., Class A (a)	1,000	2,050
LifeMD, Inc. (a)	4,100	14,473
Lions Gate Entertainment Corp., Class A (a)	100	1,625
Magnite, Inc. (a)	7,100	93,791
Marchex, Inc., Class B (a)	300	687
Marqeta, Inc., Class A (a)	574,862	6,346,476
National CineMedia, Inc.	500	1,270
Netflix, Inc. (a)	400	149,836
Pinterest, Inc., Class A (a)	50,400	1,240,344
Quotient Technology, Inc. (a)	15,200	96,976
Sciplay Corp., Class A (a)	1,700	21,964
Shutterstock, Inc.	100	9,308
Sirius XM Holdings, Inc.	9,000	59,580
Skillz, Inc. (a)	51,900	155,700
Spotify Technology SA (a)	8,400	1,268,568
TechTarget, Inc. (a)	100	8,128
Townsquare Media, Inc., Class A (a)	400	5,116
Travelzoo (a)	800	5,248
TripAdvisor, Inc. (a)	6,700	181,704
TrueCar, Inc. (a)	6,200	24,490
Twitter, Inc. (a)	32,300	1,249,687
Upwork, Inc. (a)	22,400	520,576
Urban One, Inc. (a)	1,700	8,755
VeriSign, Inc. (a)	2,600	578,396
Vimeo, Inc. (a)	6,500	77,220
Warner Music Group Corp., Class A	3,600	136,260
WideOpenWest, Inc. (a)	2,500	43,600

		44,919,092

Oil & Gas — 0.7%
Altus Midstream Co., Class A	790	51,358
Amplify Energy Corp. (a)	6,666	36,663
Antero Midstream Corp.	100	1,087
Antero Resources Corp. (a)	78,600	2,399,658
APA Corp.	14,000	578,620
Barnwell Industries, Inc. (a)	700	1,799

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Berry Corp.	6,900	$71,208
Brigham Minerals, Inc., Class A	1,400	35,770
Centennial Resource Development, Inc., Class A (a)	63,600	513,252
Cheniere Energy, Inc.	1,800	249,570
Clean Energy Fuels Corp. (a)	13,500	107,190
CNX Resources Corp. (a)	2,700	55,944
Comstock Resources, Inc. (a)	3,900	50,895
Continental Resources, Inc.	5,700	349,581
Crescent Point Energy Corp.	34,300	248,675
CVR Energy, Inc. (a)	4,500	114,930
Earthstone Energy, Inc., Class A (a)	200	2,526
Enerplus Corp.	30,700	389,890
EnLink Midstream LLC (a)	11,200	108,080
EQT Corp.	32,600	1,121,766
Evolution Petroleum Corp.	5,300	35,987
Exterran Corp. (a)	8,300	51,543
Exxon Mobil Corp.	2,500	206,475
Falcon Minerals Corp.	11,700	78,858
Flotek Industries, Inc. (a)	3,400	4,284
Forum Energy Technologies, Inc. (a)	700	16,030
Golar LNG Ltd. (a)	500	12,390
Helix Energy Solutions Group, Inc. (a)	4,900	23,422
Helmerich & Payne, Inc.	700	29,946
HF Sinclair Corp. (a)	13,200	526,020
Independence Contract Drilling, Inc. (a)	2,800	11,564
Kosmos Energy Ltd. (a)	113,800	818,222
Magnolia Oil & Gas Corp., Class A	29,600	700,040
Mammoth Energy Services, Inc. (a)	2,600	5,538
Marathon Oil Corp.	83,900	2,106,729
Marathon Petroleum Corp. (b)	44,649	3,817,490
Matrix Service Co. (a)	1,900	15,618
MRC Global, Inc. (a)	16,100	191,751
Murphy Oil Corp.	6,800	274,652
Murphy USA, Inc.	100	19,996
Nabors Industries Ltd. (a)	500	76,360
National Energy Services Reunited Corp. (a)	100	840
Natural Gas Services Group, Inc. (a)	600	7,146
Newpark Resources, Inc. (a)	12,200	44,652
NextDecade Corp. (a)	100	662
NexTier Oilfield Solutions, Inc. (a)	26,446	244,361
Northern Oil and Gas, Inc.	3,510	98,947
NOW, Inc. (a)	16,900	186,407
Occidental Petroleum Corp. (b)	201,800	11,450,132
Oil States International, Inc. (a)	11,500	79,925
Ovintiv, Inc.	53,618	2,899,125
Patterson-UTI Energy, Inc.	18,600	287,928
PBF Energy, Inc., Class A (a)	30,000	731,100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
PEDEVCO Corp. (a)	500	$675
Penn Virginia Corp. (a)	5,200	179,556
Phillips 66	3,000	259,170
PHX Minerals, Inc.	4,900	14,994
Plains GP Holdings LP, Class A	48,500	560,175
Precision Drilling Corp. (a)	700	51,744
ProPetro Holding Corp. (a)	900	12,537
Range Resources Corp. (a)	11,900	361,522
Ring Energy, Inc. (a)	25,000	95,500
SandRidge Energy, Inc. (a)	4,800	76,896
Select Energy Services, Inc., Class A (a)	2,500	21,425
SilverBow Resources, Inc. (a)	3,000	96,000
SM Energy Co.	14,600	568,670
Solaris Oilfield Infrastructure, Inc., Class A	600	6,774
Southwestern Energy Co. (a)	8,700	62,379
Suncor Energy, Inc.	200	6,518
Talos Energy, Inc. (a)	17,800	281,062
Tidewater, Inc. (a)	400	8,696
TransGlobe Energy Corp. (a)	3,000	10,920
Transocean Ltd. (a)	158,233	723,125
TravelCenters of America, Inc. (a)	1,840	79,046
US Silica Holdings, Inc. (a)	500	9,330
VAALCO Energy, Inc.	6,300	41,139
Vermilion Energy, Inc.	32,400	681,048
W&T Offshore, Inc. (a)	25,900	98,938
Weatherford International plc (a)	5,500	183,150

		36,033,591

Private Equity — 0.0%
Millennium Equity Private Equity (a),(c),(d)	60,879	791,427

Real Estate — 0.1%
Alpine Income Property Trust, Inc.	1,100	20,680
Alset EHome International, Inc. (a)	7,300	3,358
American Finance Trust, Inc.	4,700	37,177
Apartment Investment and Management Co., Class A (a)	9,100	66,612
Bluerock Residential Growth REIT, Inc.	4,100	108,937
Braemar Hotels & Resorts, Inc.	7,700	47,586
BRT Apartments Corp.	300	7,191
Camden Property Trust	200	33,240
Cedar Realty Trust, Inc.	484	13,378
Centerspace	200	19,624
Chatham Lodging Trust (a)	2,300	31,717
CIM Commercial Trust Corp.	600	4,644
CorEnergy Infrastructure Trust, Inc.	1,300	3,991
CTO Realty Growth, Inc.	300	19,896

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
CubeSmart	7,100	$369,413
DigitalBridge Group, Inc. (a)	43,179	310,889
Diversified Healthcare Trust	27,300	87,360
EastGroup Properties, Inc.	100	20,328
EPR Properties	400	21,884
Equity LifeStyle Properties, Inc.	1,700	130,016
Essential Properties Realty Trust, Inc.	2,300	58,190
Farmland Partners, Inc.	9,100	125,125
Four Corners Property Trust, Inc.	5,100	137,904
Franklin Street Properties Corp.	2,000	11,800
Geo Group, Inc. (The) (a)	19,400	128,234
Gladstone Land Corp.	700	25,494
Global Medical REIT, Inc.	2,500	40,800
Healthcare Realty Trust, Inc.	800	21,984
Healthcare Trust of America, Inc., Class A	400	12,536
Hersha Hospitality Trust (a)	5,100	46,308
Industrial Logistics Properties Trust	300	6,801
iStar Financial, Inc.	500	11,705
Lexington Realty Trust	100	1,570
Life Storage, Inc.	500	70,215
Macerich Co. (The)	6,900	107,916
McGrath RentCorp	700	59,486
Medalist Diversified REIT, Inc.	2,500	2,650
National Storage Affiliates Trust	6,600	414,216
NETSTREIT Corp.	1,200	26,928
One Liberty Properties, Inc.	100	3,079
Park Hotels & Resorts, Inc.	10,112	197,487
Plymouth Industrial REIT, Inc.	4,800	130,080
Preferred Apartment Communities, Inc., Class A	13,900	346,666
Presidio Property Trust, Inc., Class A	500	1,855
Rafael Holdings, Inc., Class B (a)	4,300	10,793
RE/MAX Holdings, Inc., Class A	2,200	61,006
Realogy Holdings Corp. (a)	18,900	296,352
Redfin Corp. (a)	2,200	39,688
Retail Opportunity Investments Corp.	900	17,451
Retail Value, Inc.	3,225	9,869
Rexford Industrial Realty, Inc. (b)	14,216	1,060,371
RLJ Lodging Trust	10,800	152,064
Safehold, Inc.	100	5,545
Seritage Growth Properties, Class A (a)	1,100	13,926
Service Properties Trust	2,500	22,075
Spirit Realty Capital, Inc.	100	4,602
STORE Capital Corp.	600	17,538
Summit Hotel Properties, Inc. (a)	600	5,976
Sun Communities, Inc.	100	17,529
Tanger Factory Outlet Centers, Inc.	1,100	18,909
Terreno Realty Corp.	100	7,405

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
UMH Properties, Inc.	1,400	$34,426
Uniti Group, Inc.	400	5,504
Universal Health Realty Income Trust	700	40,859
Wheeler Real Estate Investment Trust, Inc. (a)	500	1,150
Whitestone REIT	2,800	37,100

		5,227,088

Renewable Energy — 0.0%
Ballard Power Systems, Inc. (a)	600	6,984
Eneti, Inc.	3,690	23,431
Enphase Energy, Inc. (a)	900	181,602
FutureFuel Corp.	3,900	37,947
Infrastructure and Energy Alternatives, Inc. (a)	7,300	86,505
Stem, Inc. (a)	6,100	67,161
SunPower Corp. (a)	2,800	60,144
TPI Composites, Inc. (a)	9,200	129,352

		593,126

Retail & Wholesale—Discretionary — 0.5%
1-800-Flowers.com, Inc., Class A (a)	8,900	113,564
Amazon.com, Inc. (a)	1,000	3,259,950
Aspen Aerogels, Inc. (a)	2,400	82,752
AutoNation, Inc. (a)	300	29,874
AutoZone, Inc. (a)	1,100	2,249,038
Avis Budget Group, Inc. (a)	12,400	3,264,920
Barnes & Noble Education, Inc. (a)	4,100	14,678
Bassett Furniture Industries, Inc.	900	14,904
Bed Bath & Beyond, Inc. (a)	17,900	403,287
Big 5 Sporting Goods Corp.	5,500	94,325
BlueLinx Holdings, Inc. (a)	2,300	165,324
Boot Barn Holdings, Inc. (a)	3,300	312,807
Buckle, Inc. (The)	1,500	49,560
Build-A-Bear Workshop, Inc. (a)	2,100	38,388
Caleres, Inc.	2,500	48,325
Chico’s FAS, Inc. (a)	30,600	146,880
Conn’s, Inc. (a)	3,500	53,935
Container Store Group, Inc. (The) (a)	4,700	38,399
Designer Brands, Inc., Class A (a)	16,400	221,564
eBay, Inc.	46,700	2,674,042
Etsy, Inc. (a)	29,000	3,604,120
Express, Inc. (a)	16,700	59,452
Figs, Inc., Class A (a)	1,000	21,520
FlexShopper, Inc. (a)	900	1,539
G-III Apparel Group Ltd. (a)	1,200	32,460
Gaia, Inc. (a)	900	4,428
Guess?, Inc.	4,700	102,695

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Haverty Furniture Cos., Inc.	600	$16,452
iMedia Brands, Inc. (a)	270	1,628
KAR Auction Services, Inc. (a)	500	9,025
Lululemon Athletica, Inc. (a)	200	73,046
Lumber Liquidators Holdings, Inc. (a)	100	1,402
Macy’s, Inc.	29,300	713,748
Monro, Inc.	900	39,906
Nordstrom, Inc.	33,200	900,052
O’Reilly Automotive, Inc. (a)	3,100	2,123,376
Party City Holdco, Inc. (a)	28,100	100,598
Poshmark, Inc., Class A (a)	11,500	145,590
RealReal, Inc. (The) (a)	23,200	168,432
Revolve Group, Inc. (a)	5,400	289,926
RH (a)	2,100	684,789
ScanSource, Inc. (a)	100	3,479
Shift Technologies, Inc. (a)	12,400	27,280
Shoe Carnival, Inc.	4,300	125,388
Stitch Fix, Inc., Class A (a)	20,700	208,449
Tilly’s, Inc., Class A (a)	3,100	29,016
Vera Bradley, Inc. (a)	4,300	32,981
Veritiv Corp. (a)	800	106,872
Vroom, Inc. (a)	34,200	90,972
Wayfair, Inc., Class A (a)	1,900	210,482

		23,205,619

Retail & Wholesale—Staples — 0.0%
Arko Corp.	100	910
Chefs’ Warehouse, Inc. (a)	300	9,780
Laird Superfood, Inc. (a)	500	1,805
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,400	189,024
OptimizeRx Corp. (a)	600	22,626
Rite Aid Corp. (a)	9,700	84,875
Village Super Market, Inc., Class A	200	4,900

		313,920

Retail & Wholesale—Staples — 0.0%
Albertsons Cos, Inc., Class A	1,500	49,875
Target Corp.	7,500	1,591,650

		1,641,525

Retail—Discretionary — 0.0%
Destination XL Group, Inc. (a)	10,400	50,752

Software & Technology Services — 2.5%
1Life Healthcare, Inc. (a)	3,200	35,456
Adobe Systems, Inc. (a),(b)	21,700	9,886,954
Agilysys, Inc. (a)	300	11,964

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Akamai Technologies, Inc. (a)	12,300	$1,468,497
ALJ Regional Holdings, Inc. (a)	1,100	2,882
Alteryx, Inc., Class A (a)	2,900	207,437
Amdocs Ltd.	2,800	230,188
American Software, Inc., Class A	400	8,336
Apollo Medical Holdings, Inc. (a)	300	14,541
Appian Corp. (a)	600	36,492
Asana, Inc., Class A (a)	25,900	1,035,223
Aspen Technology, Inc. (a)	100	16,537
Atlassian Corp. PLC, Class A (a),(b)	21,900	6,434,877
Autodesk, Inc. (a)	3,200	685,920
Avid Technology, Inc. (a)	5,700	198,759
Bandwidth, Inc., Class A (a)	5,100	165,189
Benefitfocus, Inc. (a)	1,600	20,192
BigCommerce Holdings, Inc. (a)	6,000	131,460
Block, Inc., Class A (a)	1,700	230,520
Box, Inc., Class A (a)	28,400	825,304
Brightcove, Inc. (a)	3,600	28,080
BTRS Holdings, Inc., Class A (a)	6,800	50,864
C3.ai, Inc., Class A (a)	8,000	181,600
Cadence Design Systems, Inc. (a)	6,100	1,003,206
Calix, Inc. (a)	300	12,873
Cass Information Systems, Inc.	600	22,146
Cerence, Inc. (a)	9,600	346,560
Cerner Corp.	34,900	3,265,244
ChannelAdvisor Corp. (a)	2,800	46,396
Citrix Systems, Inc.	9,600	968,640
Cloudflare, Inc., Class A (a)	35,300	4,225,410
Computer Programs & Systems, Inc. (a)	200	6,890
comScore, Inc. (a)	3,600	10,476
Conduent, Inc. (a)	34,100	175,956
CoStar Group, Inc. (a)	21,000	1,398,810
Coupa Software, Inc. (a)	2,500	254,075
Crowdstrike Holdings, Inc. (a)	22,900	5,200,132
CSG Systems International, Inc.	2,300	146,211
CyberArk Software Ltd. (a)	1,400	236,250
Datadog, Inc., Class A (a),(b)	48,400	7,331,148
Digimarc Corp. (a)	1,200	31,644
DigitalOcean Holdings, Inc. (a)	10,500	607,425
DocuSign, Inc. (a)	29,300	3,138,616
Domo, Inc., Class B (a)	3,600	182,052
Donnelley Financial Solutions, Inc. (a)	200	6,652
Dropbox, Inc., Class A (a)	60,000	1,395,000
Dynatrace, Inc. (a)	34,900	1,643,790
Ebix, Inc.	1,400	46,410
eGain Corp. (a)	1,600	18,528
Elastic NV (a)	300	26,685

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
EPAM Systems, Inc. (a)	7,700	$2,283,897
Equifax, Inc.	4,200	995,820
Everbridge, Inc. (a)	1,300	56,732
EVERTEC, Inc.	1,200	49,116
Evo Payments, Inc., Class A (a)	800	18,472
Evolent Health, Inc., Class A (a)	1,400	45,220
ExlService Holdings, Inc. (a)	2,000	286,540
Fair Isaac Corp. (a)	400	186,584
Fastly, Inc., Class A (a)	30,000	521,400
FleetCor Technologies, Inc. (a)	1,000	249,060
Forrester Research, Inc. (a)	500	28,210
Fortinet, Inc. (a)	8,700	2,973,138
Gartner, Inc. (a)	900	267,714
Green Dot Corp., Class A (a)	9,000	247,320
Grid Dynamics Holdings, Inc. (a)	13,400	188,672
Hims & Hers Health, Inc. (a)	100	533
HubSpot, Inc. (a)	100	47,494
I3 Verticals, Inc., Class A (a)	300	8,358
Immersion Corp. (a)	5,600	31,136
Inseego Corp. (a)	5,200	21,060
Jack Henry & Associates, Inc.	4,800	945,840
Kubient, Inc. (a)	300	510
Limelight Networks, Inc. (a)	33,700	175,914
LivePerson, Inc. (a)	500	12,210
Mandiant, Inc. (a)	300	6,693
Manhattan Associates, Inc. (a)	2,700	374,517
Maximus, Inc.	100	7,495
Mimecast Ltd. (a)	16,700	1,328,652
Mitek Systems, Inc. (a)	2,300	33,741
Model N, Inc. (a)	1,300	34,970
Momentive Global, Inc. (a)	18,800	305,688
MoneyGram International, Inc. (a)	24,000	253,440
Moneylion, Inc. (a)	400	1,004
MSCI, Inc.	1,300	653,744
NetSol Technologies, Inc. (a)	200	770
New Relic, Inc. (a)	4,900	327,712
NextGen Healthcare, Inc. (a)	2,800	58,548
Nutanix, Inc., Class A (a)	23,300	624,906
Okta, Inc. (a)	1,600	241,536
Olo, Inc., Class A (a)	5,600	74,200
ON24, Inc. (a)	7,300	95,995
OneSpan, Inc. (a)	700	10,108
Open Lending Corp., Class A (a)	7,800	147,498
Otonomo Technologies Ltd. (a)	600	1,182
PagerDuty, Inc. (a)	14,100	482,079
Palo Alto Networks, Inc. (a)	5,600	3,486,056
Paycom Software, Inc. (a)	2,800	969,864

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Paylocity Holding Corp. (a)	2,800	$576,156
Payoneer Global, Inc. (a)	1,900	8,474
PayPal Holdings, Inc. (a),(b)	103,100	11,923,515
Paysafe Ltd. (a)	11,000	37,290
PDF Solutions, Inc. (a)	1,200	33,444
PFSweb, Inc. (a)	200	2,286
Ping Identity Holding Corp. (a)	4,600	126,178
Procore Technologies, Inc. (a)	100	5,796
Qualys, Inc. (a)	4,200	598,122
Qumu Corp. (a)	900	1,584
Rapid7, Inc. (a)	100	11,124
RealNetworks, Inc. (a)	1,000	580
Rimini Street, Inc. (a)	4,000	23,200
Root, Inc., Class A (a)	21,300	41,961
S&P Global, Inc. (b)	25,812	10,587,566
Sabre Corp. (a)	76,000	868,680
Sailpoint Technologies Holdings, Inc. (a)	6,900	353,142
Schrodinger, Inc. (a)	800	27,296
SecureWorks Corp., Class A (a)	1,100	14,575
SEMrush Holdings, Inc., Class A (a)	300	3,582
ServiceSource International, Inc. (a)	2,000	2,600
Shopify, Inc., Class A (a)	700	473,172
SilverSun Technologies, Inc. (a)	800	2,608
SolarWinds Corp. (a)	50	665
Spire Global, Inc. (a)	500	1,050
Splunk, Inc. (a)	100	14,861
Sprout Social, Inc., Class A (a)	8,200	656,984
SPS Commerce, Inc. (a)	700	91,840
SS&C Technologies Holdings, Inc.	8,100	607,662
Synopsys, Inc. (a)	3,300	1,099,791
Tabula Rasa HealthCare, Inc. (a)	6,400	36,864
Telos Corp. (a)	100	997
Tenable Holdings, Inc. (a)	4,500	260,055
Teradata Corp. (a)	2,400	118,296
Toast, Inc., Class A (a)	171,209	3,720,372
TTEC Holdings, Inc.	800	66,016
Twilio, Inc., Class A (a)	7,200	1,186,632
UiPath, Inc., Class A (a)	100	2,159
Veeva Systems, Inc., Class A (a)	3,600	764,856
Verra Mobility Corp. (a)	14,500	236,060
Visa, Inc., Class A (b)	38,200	8,471,614
VMware, Inc., Class A (a)	6,900	785,703
Western Union Co. (The)	56,300	1,055,062
WEX, Inc. (a)	1,200	214,140
Workiva, Inc. (a)	3,100	365,800
Yext, Inc. (a)	800	5,512
Zedge, Inc., Class B (a)	600	3,654

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Zendesk, Inc. (a)	8,200	$986,378
Zoom Video Communications, Inc., Class A (a)	49,000	5,744,270
Zscaler, Inc. (a)	20,300	4,897,984
Zuora, Inc., Class A (a)	16,000	239,680

		130,173,733

Tech Hardware & Semiconductors — 0.3%
A10 Networks, Inc.	12,700	177,165
Advanced Micro Devices, Inc. (a)	13,900	1,519,826
Aehr Test Systems (a)	400	4,064
Airgain, Inc. (a)	600	4,548
Akoustis Technologies, Inc. (a)	400	2,600
Alpha & Omega Semiconductor Ltd. (a)	3,700	202,205
Ambarella, Inc. (a)	1,400	146,888
Amtech Systems, Inc. (a)	1,300	13,078
Anterix, Inc. (a)	500	28,950
Apple, Inc.	700	122,227
Applied Optoelectronics, Inc. (a)	6,600	24,090
Arista Networks, Inc. (a)	19,800	2,751,804
Arlo Technologies, Inc. (a)	12,600	111,636
Autoscope Technologies Corp.	300	1,893
Aviat Networks, Inc. (a)	900	27,693
Avnet, Inc.	5,900	239,481
Axcelis Technologies, Inc. (a)	1,250	94,412
AXT, Inc. (a)	3,000	21,060
Benchmark Electronics, Inc.	800	20,032
CalAmp Corp. (a)	1,800	13,158
Cambium Networks Corp. (a)	1,500	35,460
Casa Systems, Inc. (a)	3,600	16,272
Celestica, Inc. (a)	3,900	46,449
CEVA, Inc. (a)	400	16,260
Cisco Systems, Inc.	22,400	1,249,024
CommScope Holding Co., Inc. (a)	2,400	18,912
Comtech Telecommunications Corp.	700	10,983
Corning, Inc.	10,800	398,628
Daktronics, Inc. (a)	4,800	18,432
Dolby Laboratories, Inc., Class A	4,100	320,702
DZS, Inc. (a)	1,000	13,870
EMCORE Corp. (a)	8,100	29,970
Enovix Corp. (a)	1,400	19,978
Everspin Technologies, Inc. (a)	3,200	27,872
Extreme Networks, Inc. (a)	6,300	76,923
Garmin Ltd.	6,600	782,826
Genasys, Inc. (a)	500	1,375
GoPro, Inc., Class A (a)	27,600	235,428
Identiv, Inc. (a)	1,700	27,489
Impinj, Inc. (a)	3,300	209,682

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Intellicheck, Inc. (a)	1,600	$4,080
InterDigital, Inc.	1,600	102,080
inTEST Corp. (a)	1,800	19,314
IPG Photonics Corp. (a)	5,500	603,680
Knowles Corp. (a)	1,100	23,683
Kopin Corp. (a)	22,100	55,913
Lattice Semiconductor Corp. (a)	600	36,570
Maxar Technologies, Inc.	900	35,514
MaxLinear, Inc., Class A (a)	900	52,515
Microchip Technology, Inc.	23,900	1,795,846
MicroVision, Inc. (a)	1,661	7,757
NetApp, Inc.	7,900	655,700
Netscout Systems, Inc. (a)	1,600	51,328
O2Micro International Ltd., ADR (a)	300	1,245
One Stop Systems, Inc. (a)	400	1,528
Ouster, Inc. (a)	1,200	5,400
Peraso, Inc. (a)	100	222
Photronics, Inc. (a)	10,300	174,791
Pixelworks, Inc. (a)	11,900	35,343
PlayAGS, Inc. (a)	5,400	36,018
Power Integrations, Inc.	2,700	250,236
Powerfleet, Inc. (a)	800	2,376
Pure Storage, Inc., Class A (a)	72,100	2,545,851
QUALCOMM, Inc.	2,600	397,332
Quantum Corp. (a)	1,400	3,178
Rambus, Inc. (a)	5,200	165,828
Rekor Systems, Inc. (a)	900	4,104
Ribbon Communications, Inc. (a)	600	1,854
Semtech Corp. (a)	2,400	166,416
Stratasys Ltd. (a)	13,300	337,687
TESSCO Technologies, Inc. (a)	700	4,228
Universal Electronics, Inc. (a)	200	6,248
Veeco Instruments, Inc. (a)	1,930	52,477
Vicor Corp. (a)	400	28,220
Vishay Intertechnology, Inc.	3,300	64,680
VOXX International Corp. (a)	2,700	26,919
Vuzix Corp. (a)	14,900	98,340
Xerox Holdings Corp.	35,800	722,086

		17,659,932

Telecommunications — 0.0%
AT&T, Inc.	67,600	1,597,388
BlackSky Technology, Inc. (a)	5,500	10,395
EchoStar Corp., Class A (a)	5,400	131,436
ESC NII Holdings, Inc. (a),(d)	50,677	13,176
Gogo, Inc. (a)	15,000	285,900
Iridium Communications, Inc. (a)	800	32,256

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
KVH Industries, Inc. (a)	100	$910
Ooma, Inc. (a)	1,200	17,988
Spok Holdings, Inc.	400	3,192
Switch, Inc., Class A	200	6,164

		2,098,805

Transportation & Logistics — 0.0%
American Airlines Group, Inc. (a)	43,100	786,575
JetBlue Airways Corp. (a)	13,300	198,835
Mesa Air Group, Inc. (a)	7,400	32,560
Universal Logistics Holdings, Inc.	800	16,120

		1,034,090

Utilities — 0.0%
Ameren Corp.	500	46,880
Consolidated Water Co. Ltd.	1,300	14,378
NorthWestern Corp.	300	18,147
PNM Resources, Inc.	500	23,835
Unitil Corp.	600	29,928
Vistra Corp.	2,100	48,825
WEC Energy Group, Inc.	1,200	119,772
York Water Co. (The)	200	8,994

		310,759

Waste & Environmental Services & Equipment — 0.0%
CECO Environmental Corp. (a)	1,100	6,039
Energy Recovery, Inc. (a)	1,000	20,140
Heritage-Crystal Clean, Inc. (a)	500	14,805

		40,984

Total North America		1,002,696,603

Oceania — 0.0%
Materials — 0.0%
Rio Tinto plc, ADR	900	72,360

Total Oceania		72,360

South America — 0.0%
Banking — 0.0%
Bancolombia SA, ADR	2,400	102,384
Itau Unibanco Holding SA, ADR	400	2,284

		104,668

Consumer Discretionary Services — 0.0%
Arcos Dorados Holdings, Inc., Class A	363	2,951

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Materials — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	100	$8,560
Wheaton Precious Metals Corp.	1,600	76,128

		84,688

Oil & Gas — 0.0%
Geopark Ltd.	6,200	92,628
Gran Tierra Energy, Inc. (a)	91,900	144,283
Petroleo Brasileiro SA, ADR (a)	1,500	22,200

		259,111

Retail & Wholesale—Staples — 0.0%
Cia Brasileira de Distribuicao, ADR	12,500	63,000

Software & Technology Services — 0.0%
Atento SA (a)	219	6,056
StoneCo Ltd., A Shares (a)	65,700	768,690

		774,746

Total South America		1,289,164

TOTAL COMMON STOCK (COST $1,054,669,304)		1,033,415,919

PREFERRED STOCK — 0.2%
North America — 0.2%
Financial Services — 0.1%
ATI EQUITY (a),(c),(d)	3,039	3,008,610
Journey Beyond Preferred Equity (a),(c),(d)	15,330	1,594,428

		4,603,038

Real Estate — 0.0%
EPR Properties (b),(c)	30,300	727,200

Retail & Wholesale—Discretionary — 0.1%
Guitar Center, Inc. (a),(c),(d)	38,645	5,052,834

Total North America		10,383,072

TOTAL PREFERRED STOCK (COST $9,531,251)		10,383,072

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.4%
North America — 1.4%
Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.79%, 12/25/60 (b),(c),(e),(f)	$762,000	669,025

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Allegro CLO XII Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 7.10%, 7.36%, 01/21/32 (b),(c),(e),(f)	$1,000,000	$987,757
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, Update Replacements.xls: TSFR1M + 2.16%, 2.47%, 02/15/35 (b),(c),(e),(f)	1,792,000	1,774,971
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 7.58%, 10/15/32 (b),(c),(e),(f)	250,000	247,437
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. USD LIBOR + 6.25%, 6.44%, 10/20/34 (b),(c),(e),(f)	1,000,000	969,321
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 7.10%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,467,307
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 6.41%, 07/20/34 (b),(c),(e),(f)	1,000,000	952,002
Barings CLO Ltd.,
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 7.02%, 04/15/36 (b),(c),(e),(f)	500,000	493,831
Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.25%, 6.49%, 07/15/34 (b),(c),(e),(f)	1,000,000	984,516
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 7.45%, 01/20/32 (b),(c),(e),(f)	1,000,000	975,978
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. USD LIBOR + 6.75%, 6.99%, 07/15/34 (b),(c),(e),(f)	1,000,000	975,859
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. USD LIBOR + 6.70%, 6.94%, 10/15/34 (b),(c),(e),(f)	1,000,000	972,915
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 6.64%, 04/15/34 (b),(c),(e),(f)	250,000	239,607
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 6.75%, 07/20/34 (b),(c),(e),(f)	1,000,000	964,744
CARLYLE US CLO Ltd., Series 2020-1A, Class DR, 3 mo. USD LIBOR + 6.25%, 6.50%, 07/20/34 (b),(c),(e),(f)	1,000,000	972,928
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 6.01%, 07/16/31 (b),(c),(e),(f)	2,000,000	1,842,924

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.57%, 6.82%, 04/20/32 (b),(c),(e),(f)	$2,500,000	$2,370,882
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 6.85%, 07/20/34 (b),(c),(e),(f)	1,000,000	935,351
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 6.87%, 07/23/34 (b),(c),(e),(f)	1,500,000	1,408,425
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ERR, 3 mo. USD LIBOR + 6.72%, 6.97%, 04/20/34 (b),(c),(e),(f)	1,250,000	1,217,020
CIFC Funding Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 6.80%, 7.04%, 10/16/34 (b),(c),(e),(f)	1,000,000	987,559
CoreVest American Finance Trust,
Series 2019-2, Class XA, 2.51%, 06/15/52 (b),(c),(e),(f),(h)	6,404,613	753,054
Series 2019-3, Class XA, 2.04%, 10/15/52 (b),(c),(e),(f),(h)	11,076,842	646,932
Series 2020-1, Class E, 4.67%, 03/15/50 (b),(c),(e),(f)	100,000	95,483
Series 2020-4, Class XB, 2.83%, 12/15/52 (b),(c),(e),(f),(h)	1,000,000	113,790
Series 2020-4, Class XA, 3.87%, 12/15/52 (b),(c),(e),(f),(h)	888,875	102,639
Series 2021-1, Class XA, 2.95%, 04/15/53 (b),(c),(e),(f),(h)	847,075	88,230
Series 2021-2, Class XA, 3.01%, 07/15/54 (b),(c),(e),(f),(h)	918,337	103,359
Countrywide Asset-Backed Certificates, Series 2007-3, Class 2A4, 1 mo. USD LIBOR + .32%, 0.78%, 05/25/47 (b),(c),(f)	320,828	235,467
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. USD LIBOR + 6.15%, 6.63%, 08/20/34 (b),(c),(e),(f)	1,000,000	970,714
FBR Securitization Trust, Series 2005-5, Class M4, 1 mo. USD LIBOR + .98%, 1.43%, 11/25/35 (b),(c),(f)	512,000	371,663
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.61%, 6.73%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,462,921
FS Rialto Issuer Ltd., Series 2022-FL4, Class C, 3.55%, 01/19/39 (c),(e),(f)	1,000,000	999,687
Galaxy 30 CLO Ltd., Series 2022-30A, Class E, 3 mo. TSFR + 6.95%, 7.64%, 04/15/35 (c),(e),(f)	1,000,000	983,359

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 6.74%, 04/16/34 (b),(c),(e),(f)	$500,000	$482,645
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 6.24%, 05/16/31 (b),(c),(e),(f)	1,000,000	961,458
Goldentree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ER, 3 mo. USD LIBOR + 6.15%, 6.40%, 10/20/34 (b),(c),(e),(f)	1,000,000	977,942
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 3.59%, 04/15/34 (b),(c),(e),(f)	1,000,000	995,218
GSAA Home Equity Trust, Series 2004-5, Class M2, 4.40%, 06/25/34 (b),(c),(g)	295,260	236,818
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 6.57%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,417,936
Halsey Point CLO I Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.70%, 7.95%, 01/20/33 (b),(c),(e),(f)	1,000,000	989,665
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 6.96%, 04/20/34 (b),(c),(e),(f)	1,500,000	1,425,900
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.94%, 7.20%, 01/30/35 (b),(c),(e),(f)	1,000,000	953,071
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. USD LIBOR + 7.20%, 7.45%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,451,230
Kayne CLO II Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 6.24%, 10/15/31 (b),(c),(e),(f)	416,667	401,420
Kayne CLO III Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 6.74%, 04/15/32 (b),(c),(e),(f)	1,000,000	967,943
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + ..16%, 0.62%, 11/25/36 (b),(c),(f)	2,492,141	1,056,227
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .52%, 0.98%, 05/25/36 (b),(c),(f)	7,170,844	2,846,624
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A4, 1 mo. USD LIBOR + .16%, 0.62%, 08/25/36 (b),(c),(f)	487,509	203,858
Series 2006-WMC4, Class A5, 1 mo. USD LIBOR + .15%, 0.61%, 10/25/36 (b),(c),(f)	524,113	206,254

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.,
Series 2007-HE3, Class A2C, 1 mo. USD LIBOR + .15%, 0.61%, 12/25/36 (b),(c),(f)	$498,569	$301,662
Series 2007-HE3, Class A2D, 1 mo. USD LIBOR + .25%, 0.71%, 12/25/36 (b),(c),(f)	605,868	373,616
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. USD LIBOR + 6.25%, 6.50%, 10/20/35 (b),(c),(e),(f)	1,000,000	972,326
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. USD LIBOR + 6.36%, 6.60%, 04/15/34 (b),(c),(e),(f)	1,000,000	936,744
OCP CLO Ltd.,
Series 2020-18A, Class ER, 3 mo. USD LIBOR + 6.43%, 6.68%, 07/20/32 (b),(c),(e),(f)	1,000,000	970,335
Series 2021-22A, Class E, 3 mo. USD LIBOR + 6.60%, 6.72%, 12/02/34 (b),(c),(e),(f)	1,000,000	978,506
Parallel Ltd.,
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 6.97%, 07/20/32 (b),(c),(e),(f)	666,500	630,330
Series 2021-2A, Class D, 3 mo. USD LIBOR + 7.20%, 7.32%, 10/20/34 (b),(c),(e),(f)	1,000,000	952,906
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 7.92%, 04/20/35 (c),(e),(f)	1,000,000	965,395
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 6.92%, 05/18/34 (b),(c),(e),(f)	500,000	486,682
Post CLO 2021-1 Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.45%, 6.58%, 10/15/34 (b),(c),(e),(f)	1,000,000	975,252
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 6.79%, 04/16/32 (b),(c),(e),(f)	1,750,000	1,663,648
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 6.85%, 04/17/34 (b),(c),(e),(f)	500,000	477,194
PRET 2021-NPL3 LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (b),(c),(e),(g)	101,000	97,659
Progress Residential Trust,
Series 2021-SFR11, Class F, 4.42%, 01/17/39 (c),(e)	100,000	89,416
Series 2021-SFR8, Class E1, 2.38%, 10/17/38 (c),(e)	100,000	87,811
Series 2021-SFR9, Class F, 4.05%, 11/17/40 (c),(e)	100,000	85,870

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Series 2022-SFR1, Class G, 5.52%, 02/17/41 (c),(e)	$100,000	$93,855
Series 2022-SFR2, Class E1, 4.55%, 04/17/27 (c)	100,000	94,690
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. USD LIBOR + 6.25%, 6.51%, 07/25/31 (b),(c),(e),(f)	2,250,000	2,124,810
Romark CLO IV Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 7.18%, 07/10/34 (b),(c),(e),(f)	500,000	480,623
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 6.04%, 04/15/36 (b),(c),(e),(f)	1,000,000	953,240
Shackleton XIV CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 7.57%, 07/20/34 (b),(c),(e),(f)	500,000	481,875
Sound Point CLO XXIII, Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.47%, 6.71%, 07/15/34 (b),(c),(e),(f)	2,400,000	2,232,857
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 6.82%, 11/18/30 (b),(c),(e),(f)	750,000	742,833
Trinitas CLO IV Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.25%, 6.51%, 07/21/34 (b),(c),(e),(f)	1,000,000	973,011
Trinitas CLO V Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.35%, 6.47%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,448,010
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 7.07%, 01/25/34 (b),(c),(e),(f)	1,000,000	954,966
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A2, 4.21%, 08/25/51 (c),(e),(g)	100,000	98,450
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 7.30%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,414,252
VOLT CIII LLC, Series 2021-CF1, Class A2, 3.97%, 08/25/51 (b),(c),(e),(g)	124,000	122,420
Voya CLO Ltd., Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 5.99%, 10/15/31 (b),(c),(e),(f)	1,500,000	1,424,821

Total North America		69,597,931

TOTAL ASSET-BACKED SECURITIES (COST $72,274,799)		69,597,931

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value

CONVERTIBLE BONDS — 0.1%
Asia — 0.0%
Internet Media — 0.0%
iQIYI, Inc.,
2.00%, 04/01/25 (b),(c)	$3,787,000	$2,991,730
4.00%, 12/15/26 (c)	151,000	104,550

		3,096,280

Total Asia		3,096,280

North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b),(c)	3,418,000	3,326,141

Total North America		3,326,141

TOTAL CONVERTIBLE BONDS (COST $6,829,892)		6,422,421

BANK DEBT — 3.7%
North America — 3.1%
Apparel & Textile Products — 0.1%
Mad Engine Global, LLC , Term Loan, 8.00%, 07/15/27 (c),(d)	1,575,825	1,504,913
S&S Holdings LLC , Term Loan, 5.80%, 03/11/28 (c),(d)	1,448,326	1,392,203

		2,897,116

Biotechnology & Pharmaceuticals — 0.0%
Azurity Pharmaceuticals, Inc. , 2021 Term Loan B, 7.06%, 09/20/27 (c),(d)	1,601,116	1,573,096

Consumer Products — 0.0%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B, 1 mo. USD LIBOR, 0.00%, 12/22/26 (c),(f),(i)	299,677	278,450

Consumer Services — 0.1%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR, 0.00%, 10/01/25 (c),(f),(i)	1,525,240	1,319,333
KNS Acquisition Corp., Term Loan, 7.26%, 04/21/27 (c)	5,860,312	5,713,804

		7,033,137

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Energy — 0.1%
Stonepeak Taurus Lower Holdings LLC , 2022 2nd Lien Term Loan, 7.30%, 01/28/30 (c),(d)	$3,512,310	$3,442,064

Entertainment Resources — 0.4%
Alterra Mountain Company, 2021 Series B-2 Consenting Term Loan, 1 mo. LIBOR + 4.00%, 4.00%, 08/17/28 (c),(d),(f)	109,450	108,492
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 4.01%, 03/08/24 (c)	16,376,553	15,361,206
2017 2nd Lien Term Loan, 8.01%, 09/06/24 (c)	3,281,628	2,873,066

		18,342,764

Entertainment Resources — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 3 mo. LIBOR + 4.00%, 4.26%, 09/05/25 (c),(f)	4,338,793	4,087,750

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. , Term Loan B, 6.99%, 01/12/26 (c)	1,689,853	1,680,559

Financial Services — 0.3%
HB Acquisitions LLC , 2022 AUD Term Loan, 10.07%, 02/15/25 (c),(d)	21,079,817	15,458,551
Syncapay, Inc. , Term Loan B, 7.51%, 12/10/27 (c)	1,995,350	1,970,409

		17,428,960

Health Care Facilities & Services — 0.2%
Quorum Health Corporation , 2020 Term Loan, 7.90%, 04/29/25 (c),(d)	8,793,512	7,738,290

Home Improvement — 0.0%
Stitch Acquisition Corporation , Term Loan B, 7.76%, 07/28/28 (c)	1,566,096	1,463,000

Industrial Other — 0.3%
QualTek USA, LLC , 2018 1st Lien Term Loan, 7.25%, 07/18/25 (c),(d)	15,739,789	15,110,198

Industrial Services — 0.3%
American Auto Auction Group, LLC , 2021 Term Loan B, 5.80%, 12/30/27 (c),(d)	11,268,669	11,057,381
TKC Holdings, Inc., 2022 PIK Toggle Holdco Term Loan, 6 mo. LIBOR + 12.00%, 12.00%, 02/15/27 (c),(d)	3,597,322	3,561,349

		14,618,730

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Machinery Manufacturing — 0.3%
Arcline FM Holdings, LLC , 2021 2nd Lien Term Loan, 9.00%, 06/23/29 (c),(d)	$3,373,835	$3,323,227
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 7.51%, 05/21/29 (c)	1,122,432	1,112,611
2021 USD 2nd Lien Term Loan, 7.01%, 05/21/29 (c)	11,545,028	11,472,871

		15,908,709

Pharmaceuticals — 0.3%
Mallinckrodt International Finance S.A.,
2018 Term Loan B, 6.25%, 02/24/25 (c)	1,791,117	1,632,603
USD Term Loan B, 6.25%, 09/24/24 (c)	13,686,424	12,504,328

		14,136,931

Publishing & Broadcasting — 0.2%
A-L Parent LLC , 2016 1st Lien Term Loan, 4.25%, 12/01/23 (c)	10,732,652	10,186,467

Refining & Marketing — 0.1%
CITGO Holding, Inc. , 2019 Term Loan B, 8.00%, 08/01/23 (c)	3,959,955	3,900,556

Software & Services — 0.1%
Constant Contact, Inc. , Second Lien Term Loan, 8.25%, 02/12/29 (c),(d)	2,830,542	2,766,855
DMT Solutions Global Corporation , 2020 Incremental Term Loan, 8.00%, 07/02/24 (c),(d)	3,987,012	3,902,289
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. LIBOR + 3.00%, 4.00%, 03/03/28 (c),(f)	307,231	303,851

		6,972,995

Travel & Lodging — 0.2%
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. LIBOR + 3.00%, 3.50%, 08/02/28 (c),(f)	1,403,501	1,393,677
Hornblower Sub, LLC,
2020 Repriced Term Loan B, 5.51%, 04/27/25 (c)	10,538,755	9,390,030
2020 Term Loan, 9.13%, 11/10/25 (c)	108,047	111,289

		10,894,996

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount		Value
Utilities — 0.0%
Brazos Electric Power Cooperative, Inc., Revolver, 3 mo. USD LIBOR, 1.38%, 09/28/23 (a),(c),(d),(f),(j)	$1,549,028		$1,281,821

Total North America			158,976,589

South America — 0.6%
Apparel & Textile Products — 0.1%
TenCate Grass Holding BV , EUR Term Loan, 3 mo. EURIBOR + 5.00%, 09/14/28 (c)	2,618,866		2,851,867

Consumer Discretionary Services — 0.1%
Infinity Bidco US LLC,
2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (c),(d)	2,449,167		2,449,167
Fixed Term Loan, 9.50%, 12/23/22 (c),(d)	5,715,388		5,715,388
McLaren Racing Limited, GBP Term Loan, 0.00%, 12/31/35 (c),(d)	1,920,370	GBP	2,622,213

			10,786,768

Health Care — 0.1%
Gordian Medical, Inc. , Term Loan B, 7.26%, 01/31/27 (c),(d)	$2,847,966		2,783,887
New Millennium HoldCo, Inc. , 2020 Term Loan, 5.71%, 05/01/25 (c),(d)	2,281,232		2,218,498

			5,002,385

Industrial Services — 0.1%
Latam Airlines Group S.A.,
PIK DIP Delayed Draw Term Loan A, 3 mo. LIBOR, 0.50%, 03/29/22 (c),(d)	2,300,219		2,334,724
PIK DIP Delayed Draw Term Loan C, 3 mo. LIBOR, 1.00%, 03/29/22 (c),(d)	1,540,152		1,671,065

Access Bank PLC			4,005,789

Media — 0.0%
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 8.00%, 8.50%, 10/15/24 (c),(d)	333,057		101,249

Metals & Mining — 0.1%
Samarco Mineracao S.A., Fixed Rate Term Loan, 0.00%, 08/31/22 (c),(i),(j)	12,353,507		6,769,722

Software & Technology Services — 0.1%
Think & Learn Private Limited , Term Loan B, 6.25%, 11/24/26 (c)	2,746,817		2,710,779

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Travel & Lodging — 0.0%
Hornblower Sub, LLC , 2021 Incremental Term Loan, 9.13%, 11/10/25 (c)	$1,110,886	$1,144,213

Total South America		33,372,772

TOTAL BANK DEBT (COST $196,892,886)		192,349,361

CORPORATE BONDS & NOTES — 7.1%
Africa — 0.4%
Banks — 0.1%
Access Bank PLC, H15T5Y + 8.07%, 9.13%, 12/31/99 (c),(f),(k)	3,296,000	3,057,040

Chemicals — 0.1%
Sasol Financing USA LLC, 5.88%, 03/27/24 (c),(l)	6,960,000	7,052,568

Sovereigns — 0.0%
Republic of Nigeria, 8.38%, 03/24/29 (e)	1,192,000	1,203,491

Utilities — 0.2%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28 (k)	9,912,000	9,644,495

Total Africa		20,957,594

Asia — 0.6%
Chemicals — 0.1%
GC Treasury Center Co. Ltd.,
MTN, 4.40%, 03/30/32 (c),(g),(k),(l)	4,145,000	4,205,205
MTN, 5.20%, 03/30/52 (c),(g),(k)	2,418,000	2,455,479

		6,660,684

Internet Media — 0.1%
Prosus NV, 4.99%, 01/19/52 (c),(k),(l)	5,287,000	4,492,929
Tencent Holdings Ltd., MTN, 3.84%, 04/22/51 (c),(k)	2,981,000	2,585,223

		7,078,152

Real Estate — 0.0%
China Evergrande Group,
8.75%, 06/28/25 (c),(k)	853,000	102,360
10.00%, 04/11/23 (c),(k)	400,000	50,000
Scenery Journey Ltd.,
11.50%, 10/24/22 (c),(k)	1,334,000	133,400
12.00%, 10/24/23 (c),(k)	400,000	34,200
13.00%, 11/06/22 (c),(k)	800,000	72,000

		391,960

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount		Value
Refining & Marketing — 0.1%
Thaioil Treasury Center Co., Ltd.,
MTN, 2.50%, 06/18/30 (c),(g),(k),(l)	$1,600,000		$1,371,872
MTN, 3.50%, 10/17/49 (c),(k)	1,650,000		1,215,798
MTN, 3.75%, 06/18/50 (c),(g),(k)	1,180,000		908,558
MTN, 5.38%, 11/20/48 (c),(g),(k),(l)	1,970,000		1,944,381

			5,440,609

Retail—Consumer Discretionary — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 (c)	3,936,000		3,043,757

Utilities — 0.2%
1MDB Energy Ltd., 5.99%, 05/11/22 (c),(k)	4,500,000		4,491,000
PT Perusahaan Perseroan Persero Perusahaan Listrik Negara, MTN, 5.25%, 05/15/47 (c),(k),(l)	3,345,000		3,328,275

			7,819,275

Total Asia			30,434,437

Europe — 0.9%
Automobiles Manufacturing — 0.3%
Aston Martin Capital Holdings Ltd. , 10.50%, 11/30/25 (b),(c),(e),(k)	12,321,000		12,953,191
Mclaren Finance plc, 7.50%, 08/01/26 (b),(c),(e)	4,871,000		4,782,104

			17,735,295

Entertainment Resources — 0.0%
CPUK Finance Ltd., 6.50%, 08/28/26 (c),(k)	1,000,000	GBP	1,321,531

Food & Beverage — 0.1%
Forno d’Asolo SpA, 3 mo. EURIBOR + 5.50%, 5.50%, 04/30/27 (c),(e),(f)	3,404,000	EUR	3,464,420
MHP Lux SA,
6.25%, 09/19/29 (c),(e)	$689,000		303,160
6.95%, 04/03/26 (c),(k)	1,315,000		578,600
MHP SE , 7.75%, 05/10/24 (c),(e),(k)	2,391,000		1,055,627

			5,401,807

Restaurants — 0.3%
Stonegate Pub Co. Financing 2019 plc , 8.25%, 07/31/25 (c),(e),(k)	11,373,000		15,201,589

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount		Value
Transportation & Logistics — 0.2%
Heathrow Finance plc,
4.38%, 03/01/27 (c),(k)	4,573,000	GBP	$5,504,207
4.63%, 09/01/29 (c),(k)	1,483,000	GBP	1,776,121

			7,280,328

Total Europe			46,940,550

Middle East — 0.2%
Banks — 0.0%
Bank Hapoalim BM, H15T5Y + 2.16%, 3.26%, 01/21/32 (c),(e),(f),(k)	$3,296,000		3,032,320

Financial Services — 0.1%
MDGH GMTN RSC Ltd. Co., 3.38%, 03/28/32 (c),(k)	4,158,000		4,121,110

Power Generation — 0.1%
Israel Electric Corp., Ltd., MTN, 3.75%, 02/22/32 (c),(e),(k),(l)	4,765,000		4,568,282

Utilities — 0.0%
Oryx Funding Ltd., 5.80%, 02/03/31 (e)	917,000		917,205

Total Middle East			12,638,917

North America — 4.1%
Commercial Finance — 0.1%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25 (c),(e)	451,000		447,618
9.75%, 08/01/27 (c),(e)	2,462,000		2,572,211

			3,019,829

Consumer Finance — 0.3%
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(c),(e)	13,508,000		11,599,252
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(c),(e)	1,276,000		1,193,060

			12,792,312

Consumer Products — 0.2%
Kronos Acquisition Holdings, Inc.,
5.00%, 12/31/26 (c),(e)	1,294,000		1,193,715
7.00%, 12/31/27 (b),(c),(e)	10,828,000		9,149,660

			10,343,375

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Consumer Services — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(c),(e)	$6,816,000	$6,627,810
10.50%, 05/15/29 (c),(e)	9,788,000	9,983,760

		16,611,570

Containers & Packaging — 0.2%
LABL, Inc., 8.25%, 11/01/29 (b),(c),(e)	743,000	655,698
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (b),(c),(e)	10,755,000	10,659,388

		11,315,086

Exploration & Production — 0.3%
Par Petroleum LLC/Par Petroleum Finance Corp.,
7.75%, 12/15/25 (b),(c),(e)	16,351,000	16,187,490
12.88%, 01/15/26 (b),(c),(e)	438,000	474,135

		16,661,625

Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/16 (c),(d),(g),(j)	436,000	126,440

Health Care Facilities & Services — 0.5%
Akumin Escrow, Inc., 7.50%, 08/01/28 (b),(c),(e)	5,577,000	4,433,715
Akumin, Inc., 7.00%, 11/01/25 (b),(c),(e)	3,344,000	2,775,520
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(e)	3,352,000	3,192,780
CAN Community Health, Inc., 8.50%, 03/01/28 (b),(c),(e)	4,230,000	4,441,500
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(c),(e)	14,153,000	12,702,318

		27,545,833

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(e)	4,383,000	4,514,490

Industrial Other — 0.2%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(c),(e)	11,981,000	11,143,288

Integrated Oils — 0.1%
Petroleos Mexicanos,
6.70%, 02/16/32	50,000	47,500
6.75%, 09/21/47	6,259,000	5,087,941

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
6.95%, 01/28/60	$1,976,000	$1,603,741

		6,739,182

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(e)	5,930,000	6,167,200

Manufactured Goods — 0.1%
FXI Holdings, Inc., 12.25%, 11/15/26 (b),(c),(e)	4,730,000	5,115,826

Oil & Gas Services & Equipment — 0.0%
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (b),(c),(e)	1,783,000	1,756,255

Pipeline — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(c),(e)	3,151,352	3,194,683
11.50%, 02/28/25 (b),(c),(e)	16,616,434	16,865,681

		20,060,364

Property & Casualty Insurance — 0.1%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(c),(e)	5,411,270	5,433,619

Real Estate — 0.1%
China Evergrande Group, 9.50%, 04/11/22 (c),(k)	1,800,000	225,000
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/29 (b),(c),(e)	263,000	246,550
5.88%, 10/01/28 (c),(e)	1,000,000	999,085
Service Properties Trust,
4.38%, 02/15/30 (c)	1,638,000	1,359,769
5.50%, 12/15/27 (b),(c)	134,000	129,243
XHR LP, 4.88%, 06/01/29 (b),(c),(e)	170,000	165,143

		3,124,790

Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(c),(e)	4,688,000	4,734,880
CITGO Petroleum Corp., 6.38%, 06/15/26 (b),(c),(e)	567,000	570,498

		5,305,378

Restaurants — 0.1%
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/28 (b),(c),(e)	5,627,000	4,332,790

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Retail—Consumer Discretionary — 0.2%
Carvana Co.,
4.88%, 09/01/29 (b),(c),(e)	$6,098,000	$5,035,942
5.63%, 10/01/25 (c),(e)	1,370,000	1,291,910
5.88%, 10/01/28 (c),(e)	371,000	330,375
Guitar Center, Inc., 8.50%, 01/15/26 (c),(e)	2,005,000	2,045,722
Michaels Cos., Inc. (The), 7.88%, 05/01/29 (b),(c),(e)	3,082,000	2,638,962

		11,342,911

Travel & Lodging — 0.4%
Marriott Ownership Resorts, Inc.,
4.50%, 06/15/29 (c),(e)	154,000	145,145
4.75%, 01/15/28 (c)	231,000	222,338
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(e)	9,289,000	8,466,180
6.25%, 05/15/25 (b),(c),(e)	6,284,000	5,883,395
7.00%, 02/15/29 (b),(c),(e)	1,740,000	1,600,800
13.00%, 05/15/25 (b),(c),(e)	1,791,000	1,990,625

		18,308,483

Utilities — 0.2%
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/26 (b),(c),(e)	5,108,000	4,823,280
5.88%, 04/01/29 (b),(c),(e)	4,925,000	4,545,627

		9,368,907

Wireline Telecommunications Services — 0.0%
Switch Ltd., 3.75%, 09/15/28 (b),(c),(e)	847,000	821,374

Total North America		211,950,927

South America — 0.9%
Airlines — 0.4%
Azul Investments LLP,
5.88%, 10/26/24 (b),(c),(e),(k)	5,362,000	4,718,614
7.25%, 06/15/26 (b),(c),(k)	1,735,000	1,461,738
Latam Finance Ltd.,
6.88%, 04/11/24 (b),(c),(e),(j),(k)	3,602,000	3,223,790
7.00%, 03/01/26 (b),(c),(e),(j),(k)	11,309,000	9,980,192

		19,384,334

Integrated Oils — 0.4%
Petrobras Global Finance BV,
5.60%, 01/03/31 (c)	2,277,000	2,305,463
6.75%, 01/27/41 (c),(l)	5,224,000	5,323,256

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
6.85%, 06/05/15 (c),(l)	$17,829,000	$16,720,749

		24,349,468

Metals & Mining — 0.0%
Samarco Mineracao SA, 4.13%, 11/01/22 (b),(c),(j),(k)	1,600,000	1,048,000

Refining & Marketing — 0.1%
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31 (k)	3,717,000	3,419,640

Total South America		48,201,442

TOTAL CORPORATE BONDS & NOTES (COST $383,508,260)		371,123,867

SOVEREIGN DEBT — 8.1%
Angolan Government International Bond,
9.38%, 05/08/48 (k),(l)	11,911,000	11,697,793
MTN, 8.00%, 11/26/29 (k)	5,319,000	5,338,255
Argentine Republic Government International Bond, 1.13%, 07/09/35	21,735,304	6,627,312
Bahrain Government International Bond,
6.00%, 09/19/44 (c),(k),(l)	3,009,000	2,622,049
7.00%, 01/26/26 (k)	9,324,000	10,060,335
7.50%, 09/20/47 (c),(k),(l)	5,048,000	4,934,319
CBB International Sukuk Programme Co. WLL, 3.88%, 05/18/29 (e)	5,652,000	5,481,671
Chile Government International Bond,
4.00%, 01/31/52 (c),(l)	5,433,000	5,362,751
4.34%, 03/07/42 (c),(l)	39,630,000	40,682,969
Colombia Government International Bond,
3.88%, 02/15/61 (c)	35,918,000	25,617,795
4.13%, 05/15/51 (c),(l)	4,265,000	3,217,601
Dominican Republic International Bond,
5.50%, 02/22/29 (c),(e),(k),(l)	6,033,000	5,957,588
5.88%, 01/30/60 (c),(k),(l)	5,072,000	4,336,560
6.00%, 07/19/28—02/22/33 (c),(e),(k),(l)	17,556,000	17,329,831
Ecuador Government International Bond,
1.00%, 07/31/35 (k)	12,993,231	8,497,703
5.00%, 07/31/30 (c),(k)	2,724,145	2,274,688
Egypt Government International Bond,
7.50%, 01/31/27 (k),(l)	2,257,000	2,219,859
8.50%, 01/31/47 (c),(k)	9,401,000	7,998,183
MTN, 7.50%, 02/16/61 (k),(l)	17,217,000	13,644,472
MTN, 7.60%, 03/01/29 (k),(l)	2,517,000	2,387,425
MTN, 8.15%, 11/20/59 (c),(k)	9,158,000	7,541,631
MTN, 8.75%, 09/30/51 (c),(k)	400,000	343,990

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount		Value
French Republic Government Bond OAT, 0.10%, 03/01/29 (c),(k)	4,256,829	EUR	$5,452,421
Gabon Government International Bond,
6.95%, 06/16/25 (c),(k)	$4,406,000		4,467,684
7.00%, 11/24/31 (c),(k)	3,255,000		3,122,131
Ghana Government International Bond, 0.01%, 04/07/25 (e),(m)	483,000		313,950
Indonesia Government International Bond,
3.55%, 03/31/32 (c),(l)	13,697,000		14,064,832
4.30%, 03/31/52 (c),(l)	15,733,000		16,457,036
Iraq International Bond , 5.80%, 01/15/28 (c),(e),(k)	21,010,500		20,490,490
Kingdom of Jordan,
4.95%, 07/07/25 (e),(k)	2,299,000		2,287,873
5.85%, 07/07/30 (e)	1,404,000		1,306,506
Korea National Oil Corp.,
2.13%, 04/18/27 (c),(k),(l)	8,812,000		8,250,027
2.63%, 04/18/32 (c),(k)	1,775,000		1,626,341
Lebanon Government International Bond,
5.80%, 04/14/20 (c),(j),(k)	3,567,000		423,760
MTN, 6.38%, 03/09/20 (c),(j)	23,870,000		2,776,081
MTN, 8.25%, 04/12/21 (c),(j),(k)	3,525,000		438,863
Mexico Government International Bond,
2.66%, 05/24/31 (c)	5,747,000		5,230,919
4.50%, 04/22/29 (c),(l)	11,404,000		12,025,974
Mozambique International Bond, 5.00%, 09/15/31 (k)	2,265,000		1,944,842
Nigeria Government International Bond,
6.38%, 07/12/23 (c),(e),(k)	3,745,000		3,828,963
7.14%, 02/23/30 (c),(k)	2,830,000		2,663,737
7.63%, 11/21/25 (k)	6,135,000		6,380,400
8.38%, 03/24/29 (c),(k)	13,820,000		13,953,225
8.75%, 01/21/31 (k)	3,652,000		3,673,510
MTN, 6.13%, 09/28/28 (k)	1,268,000		1,164,024
MTN, 7.38%, 09/28/33 (k)	5,920,000		5,375,360
Oman Government International Bond,
6.25%, 01/25/31 (k),(l)	3,332,000		3,526,389
6.75%, 01/17/48 (k)	1,360,000		1,356,763
7.00%, 01/25/51 (k)	911,000		931,507
Oman Sovereign Sukuk Co., 4.88%, 06/15/30 (b),(e)	718,000		749,130
Pakistan Government International Bond,
6.88%, 12/05/27 (c),(k)	814,000		640,211
MTN, 6.00%, 04/08/26 (c),(k)	1,111,000		872,135
Paraguay Government International Bond, 4.95%, 04/28/31 (k)	800,000		836,008
Philippine Government International Bond,
3.56%, 09/29/32 (c),(l)	12,454,000		12,756,271
9.50%, 02/02/30 (c)	1,854,000		2,629,163

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount		Value
Republic of Ghana,
7.75%, 04/07/29 (e),(k)	$5,981,000		$4,371,513
8.63%, 04/07/34 (c),(k)	1,900,000		1,349,000
Republic of Kenya Government International Bond, 6.88%, 06/24/24 (c),(k)	4,606,000		4,615,212
Republic of South Africa Government Bond,
8.00%, 01/31/30	30,955,139	ZAR	1,933,677
10.50%, 12/21/26	209,338,963	ZAR	15,612,496
Republic of South Africa Government International Bond, 5.75%, 09/30/49 (c),(l)	$4,158,000		3,627,855
Republic of Sri Lanka,
5.75%, 04/18/23 (c),(k)	2,149,000		1,059,328
6.35%, 06/28/24 (c),(k)	2,753,000		1,355,853
6.75%, 04/18/28 (c),(k)	724,000		339,628
6.85%, 11/03/25 (c),(k)	3,860,000		1,877,388
7.55%, 03/28/30 (c),(k)	3,690,000		1,715,850
Romanian Government International Bond,
3.00%, 02/27/27 (c),(k)	7,580,000		7,354,389
3.63%, 03/27/32 (c),(k)	6,000,000		5,658,000
MTN, 2.13%, 03/07/28 (c),(k),(l)	3,714,000	EUR	3,865,464
Tunisian Republic, 5.75%, 01/30/25 (k)	$1,258,000		839,086
Turkey Government International Bond,
4.25%, 04/14/26	1,147,000		1,031,107
5.75%, 05/11/47	2,265,000		1,683,801
6.38%, 10/14/25	2,141,000		2,093,084
Ukraine Government International Bond,
0.00%, 05/31/40 (f),(k)	2,874,000		880,364
6.88%, 05/21/29 (e),(k)	6,178,000		2,557,223
7.38%, 09/25/32 (k)	2,015,000		834,190

TOTAL SOVEREIGN DEBT (COST $432,438,867)			420,845,814

MORTGAGE-BACKED SECURITIES — 5.9%
Europe — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/16/25 (c),(f),(k)	95,675	EUR	102,401
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/16/25 (c),(f),(k)	95,727	EUR	101,948

			204,349

Total Europe			204,349

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
North America — 5.9%
Collateralized Mortgage Obligation (Residential) — 2.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(c),(e),(f)	$972,000	$905,637
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.74%, 08/25/34 (c),(f)	346,463	312,502
Series 2004-2CB, Class M, 5.77%, 03/25/34 (b),(c),(f)	488,088	395,206
Series 2004-4CB, Class M, 5.70%, 04/25/34 (b),(c),(f)	249,477	212,600
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (b),(c)	1,931,221	1,704,594
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (c)	580,014	248,172
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + .36%, 0.81%, 10/20/36 (b),(c),(f)	4,194,031	1,894,175
Series 2006-OA12, Class A2, 1 mo. USD LIBOR + .21%, 0.66%, 09/20/46 (b),(c),(f)	258,286	223,828
Series 2006-OA12 SEQ, Class A1C, 1 mo. USD LIBOR + .28%, 0.73%, 09/20/46 (c),(f)	329,454	238,562
Series 2006-OA16, Class A4B, 1 mo. USD LIBOR + .50%, 0.96%, 10/25/46 (b),(c),(f)	105,484	121,018
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 0.74%, 12/20/46 (b),(c),(f)	315,425	259,717
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 0.63%, 02/20/47 (b),(c),(f)	423,534	336,892
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 0.66%, 02/20/47 (b),(c),(f)	406,531	336,310
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + ..42%, 0.87%, 05/20/46 (b),(c),(f)	671,896	606,583
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + .52%, 0.98%, 07/25/46 (b),(c),(f)	330,776	252,682
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + ..21%, 0.66%, 07/20/46 (b),(c),(f)	269,735	208,361
Series 2007-5CB, Class 1A2, 6.00%, 04/25/37 (c)	357,027	254,123
Series 2007-OH2, Class A2B, 1 mo. USD LIBOR + .36%, 0.82%, 08/25/47 (b),(c),(f)	215,746	216,355
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b),(c),(g)	904,713	656,160
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (c),(e),(f)	109,000	104,288
Banc of America Funding Trust, Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 1.50%, 04/20/35 (b),(c),(f)	1,535,674	1,395,830

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (c),(e)	$100,000	$96,351
Bear Stearns ARM Trust, Series 2004-3, Class B1, 2.66%, 07/25/34 (c),(f)	257,775	244,043
BRAVO Residential Funding Trust, Series 2022-NQM, Class B1, 4.80%, 09/25/61 (c),(e),(f)	1,000,000	944,728
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 2.41%, 02/25/37 (b),(c),(f)	250,462	206,105
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 1.18%, 04/25/35 (b),(c),(f)	638,934	557,700
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.88%, 11/25/70 (b),(c),(e),(g)	1,000,000	993,531
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B3A, 4.32%, 10/25/66 (c),(e),(f)	100,000	96,274
Series 2022-1, Class B1, 4.10%, 12/27/66 (c),(e),(f)	100,000	93,806
Series 2022-1, Class B2, 4.10%, 12/27/66 (c),(e),(f)	100,000	91,975
Series 2022-2, Class B1, 4.05%, 02/25/67 (c),(e),(f)	100,000	93,934
COLT Trust,
Series 2021-RPL1, Class B2, 4.81%, 09/25/61 (b),(c),(e),(f)	446,000	424,074
Series 2021-RPL1, Class B1, 4.81%, 09/25/61 (c),(e),(f)	100,000	95,996
CSMC,
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (c),(e),(f)	100,000	93,162
Series 2021-NQM8, Class B2, 4.25%, 10/25/66 (c),(e),(f)	100,000	90,582
Deephaven Residential Mortgage Trust,
Series 2021-2, Class B1, 3.17%, 04/25/66 (c),(e),(f)	100,000	94,349
Series 2021-2, Class B2, 3.93%, 04/25/66 (c),(e),(f)	100,000	94,513
Series 2021-4, Class B2, 4.53%, 11/25/66 (c),(e),(f)	100,000	97,136
Series 2022-1, Class B1, 4.34%, 01/25/67 (c),(e),(f)	100,000	94,369
Series 2022-1, Class B2, 4.34%, 01/25/67 (c),(e),(f)	100,000	95,905
Series 2022-2, Class M1, 4.34%, 03/25/67 (c),(e),(f)	100,000	95,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD LIBOR + .25%, 0.71%, 07/25/47 (b),(c),(f)	$212,870	$202,792
Eagle RE Ltd., Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 2.46%, 01/25/30 (b),(c),(e),(f)	10,192,000	9,330,776
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (c),(h)	1,182,381	17,302
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (c),(h)	2,100,127	17,498
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (c),(h)	4,380,683	48,323
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (c),(h)	1,909,961	10,820
Federal National Mortgage Association,
2.50%, 05/01/52 (n)	70,000,000	66,658,592
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (c),(h)	5,987,896	60,556
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (c),(h)	2,470,239	34,840
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (c),(h)	2,327,265	39,957
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (c),(h)	19,506,355	258,069
Series 2017-C05, Class 1X3, 1.00%, 01/25/30 (c),(h)	6,481,015	28,938
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (c),(h)	2,205,367	11,236
Series 2018-C03, Class 1X2, 1.30%, 10/25/30 (c),(h)	10,156,119	71,641
GCAT Trust,
Series 2022-HX1, Class M1, 4.05%, 12/27/66 (c),(e),(f)	100,000	94,549
Series 2022-HX1, Class B1, 4.05%, 12/27/66 (c),(e),(f)	100,000	93,853
Government National Mortgage Association, 4.50%, 10/20/49 (c),(l)	3,148,008	3,262,369
HarborView Mortgage Loan Trust,
Series 2004-10, Class B1, 1 mo. USD LIBOR + .90%, 1.35%, 01/19/35 (b),(c),(f)	264,345	212,559
Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + ..36%, 0.81%, 05/19/46 (b),(c),(f)	612,839	327,972
IndyMac INDX Mortgage Loan Trust, Series 2006-AR7, Class 3A1, 2.75%, 05/25/36 (c),(f)	259,718	245,433

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 4.00%, 02/25/60 (b),(c),(e),(g)	$1,000,000	$970,723
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(c),(e),(g)	556,000	547,643
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 4.46%, 09/25/26 (b),(c),(e),(f)	1,884,000	1,863,966
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(c),(e),(g)	684,000	655,182
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class M1, 3.04%, 06/25/35 (b),(c),(f)	670,709	621,030
MFA Trust,
Series 2021-INV2, Class B1, 4.39%, 11/25/56 (c),(e),(f)	100,000	93,157
Series 2022-NQM, Class M1, 4.34%, 12/25/66 (c),(e),(f)	1,000,000	955,479
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class B1, 2.38%, 09/25/34 (c),(f)	296,259	245,523
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 2.71%, 01/25/30 (b),(c),(e),(f)	1,425,000	1,311,275
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B1, 3.87%, 01/25/26 (c),(e),(f)	100,000	89,724
Series 2022-NQM1, Class B2, 3.87%, 01/25/26 (c),(e),(f)	100,000	90,740
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 3.20%, 05/27/23 (b),(c),(e),(f)	2,222,101	2,180,054
PRPM LLC,
Series 2021-6, Class A2, 3.47%, 07/25/26 (c),(e),(g)	100,000	98,492
Series 2021-7, Class A2, 3.67%, 08/25/26 (c),(e),(g)	207,000	204,371
Series 2021-8, Class A2, 3.60%, 09/25/26 (c),(e),(f)	129,000	127,477
Series 2021-9 SEQ, Class A2, 3.97%, 10/25/26 (b),(c),(e),(f)	244,000	238,026
STACR Trust,
Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(e),(h)	7,686,137	77,130
Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (c),(e),(h)	1,358,000	19,895

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Starwood Mortgage Residential Trust,
Series 2021-6, Class B1, 3.94%, 11/25/66 (c),(e),(f)	$100,000	$96,238
Series 2021-6, Class B2, 3.94%, 11/25/66 (c),(e),(f)	100,000	92,930
Series 2022-1, Class B1, 3.96%, 12/25/66 (c),(e),(f)	135,000	127,141
Structured Asset Securities Corp Mortgage Pass-Through CTFS, Series 2003-26A, Class B1II, 2.46%, 09/25/33 (c),(f)	290,144	228,737
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 2.32%, 10/25/45 (b),(c),(f)	574,910	470,349
TRK Trust,
Series 2021-INV2, Class B1, 4.10%, 11/25/56 (c),(e),(f)	100,000	87,998
Series 2021-INV2, Class B2, 4.47%, 11/25/56 (b),(c),(e),(f)	1,000,000	838,255
Series 2022-INV1, Class B1, 4.08%, 02/25/57 (c),(e),(f)	111,000	103,087
Series 2022-INV1, Class B2, 4.08%, 02/25/57 (c),(e),(f)	100,000	88,699
Verus Securitization Trust, Series 2022-1, Class B2, 4.00%, 01/25/67 (b),(c),(e),(f)	1,000,000	897,832
WaMu Mortgage Pass-Through Certificates Series,
Series 2005-AR17, Class A1C4, 1 mo. USD LIBOR + .80%, 1.26%, 12/25/45 (b),(c),(f)	259,498	215,217
Series 2005-AR2, Class B1, 1 mo. USD LIBOR + ..80%, 1.25%, 01/25/45 (c),(f)	289,231	248,560
Series 2005-AR9, Class B1, 1 mo. USD LIBOR + ..95%, 1.40%, 07/25/45 (b),(c),(f)	216,313	202,669
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 1.21%, 01/25/46 (b),(c),(f)	284,325	269,974
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 12 mo. MTA + ..82%, 0.92%, 12/25/46 (b),(c),(f)	1,755,803	1,583,994
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (c)	261,859	241,356
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 0.89%, 02/25/47 (b),(c),(f)	225,706	210,008

		112,998,454

Commercial Mortgage-Backed Securities — 3.3%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4 SEQ, Class E, 2.00%, 02/15/55 (c),(e)	130,000	88,197

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 3.15%, 06/15/35 (b),(c),(e),(f)	$90,000	$88,922
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 3.89%, 11/05/32 (b),(c),(e),(f)	8,817,000	8,062,300
Series 2019-BPR, Class FMP, 3.89%, 11/05/32 (b),(c),(e),(f)	4,408,000	3,869,320
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class B, 6.05%, 06/11/50 (b),(e),(f)	6,394,786	6,336,594
Benchmark Mortgage Trust, Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(c),(e)	290,000	236,857
BHMS Mortgage Trust, Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 3.40%, 07/15/35 (b),(c),(e),(f)	2,067,000	1,985,736
BX Commercial Mortgage Trust,
BX 2021-SOAR, Class F, 1 mo. USD LIBOR + 2.35%, 2.75%, 06/15/38 (c),(e),(f)	1,253,000	1,216,954
Series 2020-VIVA, Class E, 3.55%, 03/11/44 (b),(c),(e),(f)	1,000,000	863,527
Series 2021-MC, Class G, 1 mo. USD LIBOR + 3.09%, 3.48%, 04/15/34 (c),(e),(f)	100,000	95,692
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 2.82%, 05/15/35 (b),(c),(e),(f)	106,000	102,820
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.15%, 2.55%, 12/15/37 (c),(e),(f)	1,000,000	982,484
Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 2.95%, 12/15/37 (c),(e),(f)	1,000,000	974,121
Series 2019-LIFE, Class G, 1 mo. USD LIBOR + 3.25%, 3.65%, 12/15/37 (c),(e),(f)	129,000	125,188
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (b),(c),(e),(m)	1,000,000	618,746
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class E, 3.22%, 06/15/50 (b),(c),(e)	3,158,000	2,016,778
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.88%, 09/10/45 (b),(c),(e),(f)	112,000	111,223
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(e)	155,000	145,238
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(e)	1,000,000	909,910
Series 2015-GC33, Class D, 3.17%, 09/10/58 (c)	100,000	85,484
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(c),(e)	1,826,000	1,341,162

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(c),(e)	$100,000	$85,048
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(e)	697,000	522,652
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. USD LIBOR + 3.49%, 3.89%, 11/15/37 (c),(e),(f)	982,991	970,394
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.60%, 02/10/47 (b),(c),(e),(f)	591,000	564,445
Series 2014-CR18, Class D, 4.75%, 07/15/47 (b),(c),(e),(f)	2,161,000	2,055,370
Series 2014-CR21, Class E, 3.00%, 12/10/47 (b),(e)	1,686,000	980,915
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(e)	1,439,000	1,144,579
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (b),(c),(e),(f)	386,000	351,516
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (b),(c),(e),(f)	227,000	196,332
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(c),(e)	239,000	191,577
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(e)	4,794,000	3,830,521
Series 2015-CR23, Class D, 4.29%, 05/10/48 (b),(c),(f)	502,000	475,273
Series 2015-CR25, Class D, 3.78%, 08/10/48 (b),(c),(f)	479,000	415,753
Series 2015-CR27, Class D, 3.45%, 10/10/48 (b),(c),(e),(f)	3,065,000	2,735,558
Series 2015-LC21, Class D, 4.33%, 07/10/48 (b),(c),(f)	1,127,000	1,056,218
Series 2016-CD1, Class D, 2.79%, 08/10/49 (b),(c),(e),(f)	2,075,000	1,692,710
Crescent Capital Trust, Series 2021-MOON, Class E, 1 mo. USD LIBOR + 2.55%, 2.95%, 04/15/36 (b),(c),(e),(f)	1,000,000	985,246
CSAIL 2015-C4 Commercial Mortgage Trust, Series 2015-C4, Class E, 3.56%, 11/15/48 (c),(f)	100,000	91,472
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.19%, 06/15/57 (b),(c),(f)	843,000	638,471
Series 2015-C3, Class D, 3.37%, 08/15/48 (b),(c),(f)	3,139,000	1,797,919
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(e),(f)	5,568,000	4,627,203

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Series 2018-C14, Class D, 4.92%, 11/15/51 (b),(c),(e),(f)	$100,000	$93,176
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(c),(e),(f)	604,000	460,473
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(c),(e)	163,000	129,878
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(e)	1,409,000	1,141,017
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 3.47%, 12/19/30 (c),(e),(f)	45,000	43,649
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 3.94%, 12/19/30 (b),(c),(e),(f)	2,202,000	2,108,331
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M2, SOFR30A + 3.75%, 3.85%, 01/25/51 (b),(c),(e),(f)	102,000	98,460
FHLMC, Series 2021-MN2, Class M2, SOFR30A + 3.35%, 3.45%, 07/25/41 (c),(e),(f)	128,000	119,061
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class G, 3.96%, 12/10/36 (c),(e),(f)	282,000	262,306
Series 2019-FBLU, Class F, 3.96%, 12/10/36 (b),(c),(e),(f)	1,460,000	1,370,226
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.59%, 10/25/27 (b),(c),(e),(f)	1,000,000	903,762
Series 2019-KL4L, Class BCR, 1 mo. USD LIBOR + 3.50%, 3.74%, 11/25/25 (c),(e),(f)	21,409	22,083
GS Mortgage Securities Corp., Series 2013-GC10, Class E, 4.40%, 02/10/46 (b),(c),(e),(f)	3,900,000	3,415,425
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 4.30%, 05/15/26 (b),(c),(e),(f)	1,019,000	980,011
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 5.05%, 05/15/26 (b),(c),(e),(f)	1,000,000	979,883
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 6.30%, 05/15/26 (b),(c),(e),(f)	1,000,000	974,914
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.74%, 11/10/45 (c),(e),(f)	215,000	212,492
Series 2014-GC20, Class D, 5.03%, 04/10/47 (b),(c),(e),(f)	1,199,911	740,364
Series 2014-GC20, Class C, 5.03%, 04/10/47 (b),(c),(f)	1,874,000	1,763,650
Series 2014-GC24, Class B, 4.51%, 09/10/47 (b),(c),(f)	100,000	97,925

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Series 2014-GC24, Class C, 4.53%, 09/10/47 (b),(c),(f)	$303,000	$273,966
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(e)	1,415,000	1,196,285
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(c),(e),(f)	200,000	161,870
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(c),(e)	1,593,000	1,365,203
Series 2018-HULA, Class G, 1 mo. USD LIBOR + 3.40%, 3.80%, 07/15/25 (b),(c),(e),(f)	974,233	932,935
Hawaii Hotel Trust, Series 2019-MAUI, Class G, 1 mo. USD LIBOR + 3.15%, 3.55%, 05/15/38 (b),(c),(e),(f)	1,000,000	953,843
Hilton USA Trust,
Series 2016-HHV, Class E, 4.19%, 11/05/38 (b),(c),(e),(f)	982,000	929,993
Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(c),(e),(f)	20,252,000	18,244,723
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(c),(e)	1,068,000	1,060,331
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (b),(c),(e),(f)	625,000	592,943
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2019-MARG, Class F, 1 mo. USD LIBOR + 3.00%, 3.40%, 05/15/34 (c),(e),(f)	156,000	153,488
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (b),(e)	1,426,750	1,287,473
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.43%, 08/15/49 (b),(c),(e),(f)	100,000	81,991
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 3.98%, 09/15/47 (c),(e),(f)	100,000	93,991
Series 2015-C28, Class D, 3.65%, 10/15/48 (b),(c),(e),(f)	2,537,000	2,143,247
Series 2015-C29, Class D, 3.70%, 05/15/48 (b),(c),(f)	112,000	89,145
Series 2015-C30, Class D, 3.76%, 07/15/48 (b),(c),(f)	4,360,000	3,891,784
Series 2015-C31, Class E, 4.62%, 08/15/48 (b),(c),(e),(f)	1,093,000	724,544
Series 2016-C1, Class E, 4.73%, 03/17/49 (b),(c),(e),(f)	3,126,000	2,608,044

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 1 mo. USD LIBOR + 2.05%, 2.45%, 12/15/37 (c),(e),(f)	$75,000	$72,563
Series 2021-KDIP, Class G, 1 mo. USD LIBOR + 3.75%, 4.15%, 12/15/37 (b),(c),(e),(f)	750,000	736,619
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.16%, 04/20/48 (c),(e),(f)	121,000	108,126
Series 2017-5, Class D, 4.68%, 03/10/50 (b),(c),(e),(f)	1,125,000	996,968
Series 2017-5, Class C, 4.68%, 03/10/50 (b),(c),(e),(f)	967,000	899,963
LUXE Trust,
Series 2021-TRIP, Class F, 1 mo. USD LIBOR + 3.25%, 3.65%, 10/15/38 (b),(c),(e),(f)	1,019,000	978,588
Series 2021-TRIP, Class G, 1 mo. USD LIBOR + 4.25%, 4.65%, 10/15/38 (b),(c),(e),(f)	1,114,000	1,086,779
MBRT,
Series 2019-MBR, Class F, 1 mo. USD LIBOR + 2.80%, 3.20%, 11/15/36 (b),(c),(e),(f)	1,000,000	967,466
Series 2019-MBR, Class G, 1 mo. USD LIBOR + 3.15%, 3.55%, 11/15/36 (b),(c),(e),(f)	1,000,000	971,341
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.60%, 3.00%, 04/15/38 (c),(e),(f)	200,000	194,997
MHC Trust, Series 2021-MHC2, Class F, 1 mo. USD LIBOR + 2.40%, 2.80%, 05/15/23 (b),(c),(e),(f)	1,000,000	969,884
MHP 2021-STOR,
Series 2021-STOR, Class F, 1 mo. USD LIBOR + 2.20%, 2.60%, 07/15/38 (c),(e),(f)	152,000	147,101
Series 2021-STOR, Class G, 1 mo. USD LIBOR + 2.75%, 3.15%, 07/15/38 (c),(e),(f)	100,000	96,529
MHP 2022-MHIL,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 3.56%, 01/15/27 (b),(c),(e),(f)	1,000,000	967,736
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 4.26%, 01/15/27 (b),(c),(e),(f)	1,000,000	980,551
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.72%, 08/15/47 (c),(e),(f)	100,000	94,101
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(e)	393,000	358,824
Series 2015-C21, Class D, 4.13%, 03/15/48 (b),(c),(e),(f)	3,575,000	2,519,571
Series 2015-C22, Class D, 4.21%, 04/15/48 (b),(c),(e),(f)	870,000	697,490

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(c),(e),(f)	$1,323,000	$938,821
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(e),(f)	2,354,000	1,848,304
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(c),(e),(f)	991,000	739,420
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.63%, 08/15/49 (b),(c),(e),(f)	3,200,500	1,746,762
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(c),(e)	1,761,000	980,192
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 2.95%, 07/15/35 (b),(c),(e),(f)	1,000,000	969,972
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.45%, 02/15/33 (b),(c),(e),(f)	235,200	227,285
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 3.15%, 07/15/36 (b),(c),(e),(f)	102,000	101,162
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.90%, 07/15/36 (b),(c),(e),(f)	124,000	121,926
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 3.09%, 04/15/32 (b),(c),(e),(f)	1,301,000	1,239,438
OPG Trust, Series 2021-PORT, Class G, 1 mo. USD LIBOR + 2.40%, 2.80%, 10/15/36 (c),(e),(f)	285,000	270,809
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(c),(e)	1,000,000	985,267
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(c),(e)	339,000	300,957
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(e)	1,173,000	1,063,309
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(c),(e)	121,000	106,443
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(e),(f)	1,691,000	1,592,134
Series 2019-6, Class D, 4.75%, 10/25/52 (b),(c),(e),(f)	227,000	208,163
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.82%, 10/10/48 (b),(c),(e),(f)	295,000	237,242
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(c),(e),(f)	1,720,000	1,520,807

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
SREIT Trust, Series 2021-IND, Class G, 1 mo. USD LIBOR + 3.27%, 3.66%, 10/15/38 (b),(c),(e),(f)	$1,100,000	$1,061,680
STWD Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. USD LIBOR + 2.90%, 3.30%, 11/15/36 (c),(e),(f)	1,000,000	975,171
Series 2021-LIH, Class F, 1 mo. USD LIBOR + 3.55%, 3.95%, 11/15/36 (c),(e),(f)	100,000	97,280
Series 2021-LIH SEQ, Class G, 1 mo. USD LIBOR + 4.20%, 4.60%, 11/15/36 (b),(c),(e),(f)	1,000,000	964,974
STWD Trust, Series 2021-FLWR, Class E, 1 mo. USD LIBOR + 1.92%, 2.32%, 07/15/36 (c),(e),(f)	1,000,000	957,459
TPGI Trust,
Series 2021-DGWD, Class E, 1 mo. USD LIBOR + 2.35%, 2.75%, 06/15/26 (b),(c),(e),(f)	1,100,000	1,061,477
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 3.40%, 06/15/26 (b),(c),(e),(f)	1,037,000	998,745
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 4.25%, 06/15/26 (b),(c),(e),(f)	1,044,000	1,002,906
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(c),(e),(f)	168,000	131,760
Series 2018-C9, Class D, 4.88%, 03/15/51 (b),(c),(e),(f)	331,000	298,658
Series 2019-C17, Class D, 2.50%, 10/15/52 (c),(e)	103,000	81,214
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(e),(f)	992,000	913,623
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(e)	4,590,000	4,223,268
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(c),(e)	5,146,000	3,958,710
Series 2015-C31, Class D, 3.85%, 11/15/48 (b),(c)	2,058,000	1,803,886
Series 2015-NXS4, Class D, 3.18%, 12/15/48 (c),(f)	100,000	90,796
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(c),(e),(f)	465,000	409,782
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(e)	4,253,000	3,632,866
Series 2016-NXS5, Class E, 4.98%, 01/15/59 (c),(e),(f)	100,000	92,312

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Series 2019-JWDR, Class D, 3.33%, 09/15/31 (b),(c),(e),(f)	$100,000	$91,441
Series 2019-JWDR, Class E, 3.86%, 09/15/31 (b),(c),(e),(f)	1,983,000	1,790,288
Series 2019-JWDR, Class F, 4.56%, 09/15/31 (b),(c),(e),(f)	2,300,000	2,022,719
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (b),(c),(e),(f)	2,074,000	1,839,557
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(c),(e)	379,000	351,554
Series 2014-C22, Class D, 3.90%, 09/15/57 (b),(c),(e),(f)	4,703,000	4,330,372
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(c),(e),(f)	129,000	104,509

		170,699,927

Interest Only Commercial Mortgage-Backed Securities — 0.5%
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(c),(e),(f),(h)	19,612,000	681,144
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.20%, 12/15/72 (b),(c),(e),(f),(h)	5,347,000	433,139
Series 2019-GC43, Class XD, 0.62%, 11/10/52 (b),(c),(e),(f),(h)	5,918,000	241,833
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.09%, 08/10/47 (b),(c),(f),(h)	15,810,274	302,229
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.74%, 06/15/57 (b),(c),(f),(h)	35,883,597	646,838
Series 2015-C3, Class XA, 0.70%, 08/15/48 (b),(c),(f),(h)	94,352,625	1,705,329
Series 2019-C18, Class XD, 1.45%, 12/15/52 (b),(c),(e),(f),(h)	4,452,333	406,471
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(c),(e),(f),(h)	64,579,000	590,510
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.77%, 10/25/34 (b),(c),(f),(h)	13,043,739	3,343,554
Series K049, Class X3, 1.55%, 10/25/43 (b),(c),(f),(h)	2,177,000	97,382
Series K061, Class X1, 0.17%, 11/25/26 (b),(c),(f),(h)	17,270,877	132,139
Series K071, Class X1, 0.29%, 11/25/27 (b),(c),(f),(h)	88,514,216	1,246,811
Series K095, Class X3, 2.10%, 08/25/47 (b),(c),(f),(h)	9,297,000	1,187,376

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Series K154, Class X1, 0.30%, 11/25/32 (b),(c),(f),(h)	$31,735,109	$750,155
Series K725, Class X1, 0.69%, 01/25/24 (b),(c),(f),(h)	134,659,082	1,348,880
Series KLU1, Class X3, 3.97%, 01/25/31 (b),(c),(f),(h)	24,655,431	3,448,432
Series KLU2, Class X1, 0.95%, 08/25/29 (b),(c),(f),(h)	56,548,013	2,957,348
Series KLU2, Class X3, 3.90%, 08/25/29 (b),(c),(f),(h)	8,398,726	1,609,901
Series KS11, Class XFX, 1.60%, 06/25/29 (b),(c),(f),(h)	25,265,000	2,246,842
Series KW10, Class X3, 2.72%, 10/25/32 (b),(c),(f),(h)	5,935,000	1,007,134
Federal National Mortgage Association,
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (c),(h)	8,231,910	89,127
Series 2018-C01, Class 1X2, 1.40%, 07/25/30 (b),(c),(h)	21,482,426	141,548
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (c),(e),(f),(h),(m)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.16%, 07/10/52 (b),(c),(e),(f),(h)	2,219,000	171,158
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.43%, 11/13/52 (b),(c),(e),(f),(h)	4,231,000	386,426
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(c),(e),(f),(h)	20,401,000	212,293
Point Securitization Trust, Series 2021-1, Class A2, 5.56%, 02/25/52 (b),(c),(e),(f),(h)	1,000,000	968,857
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(c),(e),(h)	6,191,665	52,858

		26,405,866

Total North America		310,104,247

TOTAL MORTGAGE-BACKED SECURITIES (COST $320,339,985)		310,308,596

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.1%
North America — 0.1%
Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 5.70%, 10/20/45 (c),(f),(h)	3,645,925	644,450
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 5.75%, 11/20/45 (c),(f),(h)	4,489,424	760,567

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 5.75%, 07/20/47 (c),(f),(h)	$3,067,315	$486,225
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 5.75%, 08/20/47 (c),(f),(h)	4,347,791	780,924
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 5.75%, 10/20/47 (c),(f),(h)	4,050,976	699,664
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 5.70%, 04/20/47 (c),(f),(h)	3,535,616	585,827
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 5.75%, 05/20/47 (c),(f),(h)	3,556,793	634,760
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 5.75%, 04/20/48 (c),(f),(h)	5,185,474	934,982
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 5.70%, 05/20/48 (c),(f),(h)	3,017,755	443,263
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 5.75%, 07/20/48 (c),(f),(h)	2,577,912	358,657

		6,329,319

Total North America		6,329,319

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $6,287,124)		6,329,319

MUNICIPALS — 0.1%
North America — 0.1%
California Housing Finance Agency, Rev., Series 2019 X, (SER X), 0.29%, 01/15/35 (b),(c),(f)	14,925,999	276,808
Puerto Rico,
(SUBSER CW NT CLAIMS-CW GTY), 0.00%, 11/01/43 (f)	3,525,336	1,894,868
GO, (RESTRUCTURED-SER A1), 4.00%, 07/01/33 - 07/01/46	1,852,159	1,775,081
GO, (RESTRUCTURED-SER A1), 5.25%, 07/01/23	470,843	482,269
GO, (RESTRUCTURED-SER A1), 5.38%, 07/01/25	185,785	196,012
GO, (RESTRUCTURED-SER A1), 5.63%, 07/01/27 - 07/01/29	500,714	551,908
GO, (RESTRUCTURED-SER A1), 5.75%, 07/01/31	413,042	470,455
GO, Series 2021 A, (RESTRUCTURED-CABS-SER A), 0.00%, 07/01/24 - 07/01/33 (m)	846,060	610,424

Total North America		6,257,825

TOTAL MUNICIPALS (COST $6,848,296)		6,257,825

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value

U.S. TREASURY NOTES — 2.5%
North America — 2.5%
U.S. Treasury Notes,
0.25%, 05/15/24 - 06/15/24	$50,000,000	$47,739,258
0.38%, 04/15/24 - 09/15/24	55,240,000	52,777,699
0.63%, 10/15/24	25,000,000	23,864,258
1.50%, 01/31/27 (c),(l)	5,090,300	4,864,418
1.88%, 02/28/27 - 02/15/32 (c),(l)	3,707,200	3,585,021

Total North America		132,830,654

TOTAL U.S. TREASURY NOTES (COST $138,516,659)		132,830,654

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.9%
Pershing Square Holdings Ltd.	361,463	14,167,407
SPDR Dow Jones International Real Estate ETF (b),(c)	49,425	1,685,887
SPDR S&P Biotech ETF (b)	317,070	28,498,251
Vanguard Real Estate ETF (b),(c)	10,762	1,166,278

TOTAL EXCHANGE-TRADED FUNDS (COST $44,024,458)		45,517,823

WARRANTS — 0.1%
7GC & Co. Holdings, Inc., A Shares (a),(b),(c)	218,469	50,248
Adit EdTech Acquisition Corp. (c)	101,682	45,757
Alpha Capital Acquisition Co., A Shares (a),(b),(c)	139,208	80,212
Apollo Strategic Growth Capital, Class A (a),(c)	90,000	52,200
Argus Capital Corp. (a),(c)	226,266	97,792
Athena Consumer Acquisition Corp. (a),(c)	262,057	78,591
Athlon Acquisition Corp. (a),(b),(c)	232,500	58,102
ATI Penny Warrant (a),(c)	111,184	212,361
ATI Warrant (a),(c)	100,595	28,167
Atlas Crest Investment Corp. II, A Shares (c)	105,285	34,744
Austerlitz Acquisition Corp. II, A Shares (a),(b),(c)	116,250	65,100
Authentic Equity Acquisition Corp. (a),(b),(c)	275,000	84,177
Biotech Acquisition Co., A Shares (a),(b),(c)	232,500	54,870
Broadscale Acquisition Corp., A Shares (a),(c)	116,250	69,192
CC Neuberger Principal Holdings II, A Shares (a),(b),(c)	130,450	130,450
CC Neuberger Principal Holdings III (a),(c)	81,135	50,304
CF Acquisition Corp. (a),(c)	155,000	62,000
CHP Merger Corp., Class A (a),(b),(c)	291,000	50,227
Churchill Capital Corp., A Shares (a),(c)	59,372	37,392

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Climate Real Impact Solutions II Acquisition Corp. (a),(c)	51,210	$23,557
Colicity, Inc., Class A (a),(c)	93,000	36,270
Colonnade Acquisition Corp. II, A Shares (a),(c)	62,000	25,420
Compute Health Acquisition Corp., A Shares (a),(b),(c)	116,250	56,381
Corner Growth Acquisition Corp., A Shares (a),(c)	125,000	29,500
Crescent Cove Acquisition Corp., A shares (a),(c)	93,350	16,532
Decarbonization Plus Acquisition Corp., A Shares (a),(c)	167,200	96,976
E.Merge Technology Acquisition Corp. (a),(b),(c)	213,333	36,267
Epiphany Technology Acquisition Corp., A Shares (a),(c)	97,000	32,912
ExcelFin Acquisition Corp. (a),(c)	234,350	79,656
Executive Network Partnering Corp. (a),(b),(c)	116,250	36,456
Figure Acquisition Corp. I, A Shares (a),(c)	88,761	62,656
Fintech Evolution Acquisition Group (a),(c)	103,334	21,700
Fortistar Sustainable Solutions Corp., A Shares (a),(c)	104,350	32,411
Forum Merger IV Corp., Class A (a),(c)	77,500	35,456
Founder SPAC, A Shares (a),(c)	118,591	50,994
Frontier Acquisition Corp. (a),(c)	77,500	41,463
FTAC Hera Acquisition Corp., A Shares (a),(c)	77,500	34,472
G Squared Asend II, Inc. (a),(c)	92,177	25,810
Global Synergy Acquisition Corp. (a),(b),(c)	254,650	45,837
GO Acquisition Corp. (a),(b),(c)	188,000	33,840
HIG Acquisition Corp., A Shares (a),(b),(c)	155,000	54,002
Hudson Executive Investment Corp. (a),(b),(c)	126,112	47,153
Isleworth Healthcare Acquisition Corp. (a),(b),(c)	111,042	18,444
Jaws Mustang Acquisition Corp., C Shares (a),(b),(c)	132,975	65,171
KKR Acquisition Holdings I Corp., A Shares (a),(c)	116,250	76,725
L Catterton Asia Acquisition Corp., Class A (a),(c)	103,334	41,334
Landcadia Holdings IV, Inc. (a),(c)	116,250	55,812
Lazard Growth Acquisition Corp., A Shares (a),(c)	90,000	46,998
Marlin Technology Corp. (a),(b),(c)	206,666	62,000
Mason Industrial Technology, Inc., A Shares (a),(c)	155,000	51,134
McLaren Racing Ltd. (a),(c),(d)	22,935	262,811
Moringa Acquisition Corp. (a),(b),(c)	148,600	35,738
NightDragon Acquisition Corp. (a),(c)	93,000	44,640
Noble Rock Acquisition Corp., A Shares (a),(b),(c)	200,000	44,200
North Mountain Merger Corp. (a),(b),(c)	232,500	62,775
Northern Genesis Acquisition Corp. (a),(b),(c)	116,250	55,800
OCA Acquisition Corp., A Shares (a),(b),(c)	233,750	41,304
One Equity Partners Open Water I Corp., A Shares (a),(c)	143,400	47,322
Orion Acquisition Corp., A Shares (a),(c)	62,299	19,313
Pathfinder Acquisition Corp., A Shares (a),(b),(c)	71,165	25,975
Periphas Capital Partnering Corp., A Shares (a),(c)	46,507	34,471

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Pivotal Investment Corp. III, A Shares (a),(c)	60,000	$27,702
Plum Acquisition Corp. I, A Shares (a),(c)	62,000	26,970
Pontem Corp., A Shares (a),(c)	155,000	50,375
Powered Brands, A Shares (a),(b),(c)	155,000	52,700
Revolution Healthcare Acquisition Corp. (a),(c)	93,000	41,841
Science Strategic Acquisition Corp. Alpha (a),(c)	155,000	34,162
ScION Tech Growth, A Shares (a),(b),(c)	155,000	41,850
ScION Tech Growth II (a),(c)	100,000	30,000
Senior Connect Acquisition Corp., A Shares (a),(b),(c)	155,000	27,900
Silver Spike Acquisition Corp. II, A Shares (a),(c)	77,314	23,967
Slam Corp., A Shares (a),(c)	112,325	46,626
Tailwind International Acquisition Corp. (a),(c)	100,000	20,000
Tekkorp Digital Acquisition Corp. (a),(b),(c)	211,500	65,015
Thunder Bridge Capital Partners III, Inc., A Shares (a),(c)	39,640	21,136
Trepont Acquisition Corp. I (a),(b),(c)	232,500	34,317
TZP Strategies Acquisition Corp., A Shares (a),(c)	149,166	38,783
Virgin Group Acquisition Corp., A Shares (a),(c)	8,387	3,187
Warburg Pincus Capital Corp. I-A, A Shares (a),(c)	62,000	29,165
Warburg Pincus Capital Corp. I-B (a),(c)	62,000	27,900

TOTAL WARRANTS (COST $8,094,803)		4,033,170

INVESTMENTS IN INVESTEE FUNDS — 9.5%
North America — 9.5%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $53,482,273) (a),(o)	4	51,741,852
Asgard Fixed Income Risk Premia Fund (cost $ 250,000,000) (a),(o)	250,000	221,620,820
Atreides Co. Series K DIs – SpaceX (Common) (cost $ 1,762,684) (a),(o)	1	1,760,221
Atreides Foundation Fund Ltd. (cost $ 100,000,000) (a),(o)	1	80,770,954
Islet Offshore Fund Ltd. (cost $ 104,000,000) (a),(o)	1	50,382,276
Islet Onshore Fund LP (cost $ 14,000,000) (a),(o)	1	6,684,111
PIMCO ILS Fund SP II (cost $ 17,051,497) (a),(o)	3	14,259,881
Rokos Global Macro Fund Ltd. (cost $ 77,000,000) (a),(o)	1	68,132,231

Total North America		495,352,346

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $617,296,454)		495,352,346

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
RIGHTS — 0.0%
Rights Quantum Corp. (a),(d)	1,100	$0
ROC Energy Acquisition Corp. (a),(c)	378,000	72,992

TOTAL RIGHTS (COST $56,347)		72,992

TOTAL LONG-TERM INVESTMENTS (COST $3,297,609,385)		3,104,841,110

Security Description	Contracts	Value

COMMODITIES — 8.0%
California Carbon Allowance Vintage Specific 2017 (a),(c)	1,640,876	49,718,543
California Carbon Allowance Vintage Specific 2020 (a),(c)	7,943,124	240,676,657
California Carbon Allowance Vintage Specific 2022 (a),(c)	1,161,000	35,178,300
California Carbon Allowance Vintage Specific 2023 (a),(c)	525,000	16,049,250
California Carbon Allowance Vintage Specific 2024 (a),(c)	2,482,000	76,718,620

TOTAL COMMODITIES (COST $414,717,126)		418,341,370

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 6.2%

Exchange-Traded Call Options — 4.5%
CRUDE OIL FUT OPT DEC22	98.00 USD	11/16/22	9,794	877,542,400	$5,574,547	$95,197,680	$89,623,133
CRUDE OIL FUT OPT DEC22	80.00 USD	11/16/22	300	26,880,000	435,456	5,286,000	4,850,544
CRUDE OIL FUT OPT DEC22	120.00 USD	11/16/22	86	7,705,600	721,671	559,000	(162,671)
CRUDE OIL FUT OPT DEC23	90.00 USD	11/15/23	509	41,279,900	2,310,424	5,308,870	2,998,446
CRUDE OIL FUT OPT MAY22	110.00 USD	04/14/22	300	30,084,000	2,467,196	537,000	(1,930,196)
CRUDE OIL FUT OPT MAY22	130.00 USD	04/14/22	300	30,084,000	952,786	87,000	(865,786)
G3 10312022 G3 C 0.25 SEP22 0.25 CALL	0.25 USD	09/27/22	621	6,210,000	335,610	465,750	130,140
NAT GAS EURO OPT APR23	4.50 USD	03/28/23	278	11,206,180	592,267	1,361,922	769,655

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT APR23	5.00 USD	03/28/23	228	9,190,680	$493,084	$836,304	$343,220
NAT GAS EURO OPT APR23	6.00 USD	03/28/23	86	3,466,660	116,330	183,782	67,452
NAT GAS EURO OPT APR23	8.00 USD	03/28/23	150	6,046,500	33,400	133,350	99,950
NAT GAS EURO OPT APR24	3.50 USD	03/25/24	289	9,990,730	551,597	1,794,979	1,243,382
NAT GAS EURO OPT APR25	4.00 USD	03/26/25	118	4,065,100	657,840	559,202	(98,638)
NAT GAS EURO OPT AUG22	3.00 USD	07/26/22	75	4,317,750	82,700	2,067,900	1,985,200
NAT GAS EURO OPT AUG22	5.00 USD	07/26/22	140	1,400,000	132,614	1,504,440	1,371,826
NAT GAS EURO OPT AUG22	6.00 USD	07/26/22	375	3,750,000	373,001	2,372,625	1,999,624
NAT GAS EURO OPT AUG23	4.50 USD	07/26/23	278	11,050,500	592,267	1,093,930	501,663
NAT GAS EURO OPT AUG23	5.00 USD	07/26/23	228	9,063,000	493,084	645,924	152,840
NAT GAS EURO OPT AUG23	6.00 USD	07/26/23	86	3,418,500	116,330	134,074	17,744
NAT GAS EURO OPT AUG23	8.00 USD	07/26/23	150	5,943,000	33,400	94,200	60,800
NAT GAS EURO OPT AUG24	3.50 USD	07/26/24	289	10,265,280	551,597	1,732,555	1,180,958
NAT GAS EURO OPT AUG25	4.00 USD	07/28/25	118	4,252,720	657,840	675,078	17,238
NAT GAS EURO OPT DEC22	10.00 USD	11/25/22	107	6,367,570	166,136	477,327	311,191
NAT GAS EURO OPT DEC23	4.00 USD	11/27/23	21	907,200	16,856	192,759	175,903
NAT GAS EURO OPT DEC25	4.00 USD	11/24/25	118	4,874,580	657,840	1,022,234	364,394
NAT GAS EURO OPT FEB23	4.00 USD	01/26/23	21	1,230,810	16,856	451,479	434,623
NAT GAS EURO OPT FEB23	10.00 USD	01/26/23	107	6,271,270	166,136	881,252	715,116
NAT GAS EURO OPT FEB25	4.00 USD	01/28/25	118	4,911,160	657,840	1,105,896	448,056
NAT GAS EURO OPT JAN23	4.00 USD	12/27/22	21	1,269,240	16,856	470,526	453,670
NAT GAS EURO OPT JAN23	10.00 USD	12/27/22	107	6,467,080	166,136	742,045	575,909
NAT GAS EURO OPT JAN23	5.50 USD	12/27/22	150	9,066,000	1,320,401	2,217,750	897,349
NAT GAS EURO OPT JAN23	6.00 USD	12/27/22	225	13,599,000	2,820,601	2,977,875	157,274
NAT GAS EURO OPT JAN25	4.00 USD	12/26/24	118	5,038,600	657,840	1,124,894	467,054

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUL22	3.00 USD	06/27/22	75	4,317,000	$82,700	$2,066,550	$1,983,850
NAT GAS EURO OPT JUL22	5.00 USD	06/27/22	140	8,058,400	132,614	1,403,360	1,270,746
NAT GAS EURO OPT JUL22	6.00 USD	06/27/22	375	21,585,000	373,001	2,033,625	1,660,624
NAT GAS EURO OPT JUL22	7.50 USD	06/27/22	1,951	112,299,560	2,466,549	4,046,374	1,579,825
NAT GAS EURO OPT JUL23	4.50 USD	06/27/23	278	11,014,360	592,267	1,036,106	443,839
NAT GAS EURO OPT JUL23	5.00 USD	06/27/23	228	9,033,360	493,084	603,744	110,660
NAT GAS EURO OPT JUL23	6.00 USD	06/27/23	86	3,407,320	116,330	122,550	6,220
NAT GAS EURO OPT JUL23	8.00 USD	06/27/23	150	5,943,000	33,400	83,550	50,150
NAT GAS EURO OPT JUL24	3.50 USD	06/25/24	289	10,216,150	551,597	1,714,926	1,163,329
NAT GAS EURO OPT JUL25	4.00 USD	06/25/25	118	4,218,500	657,840	649,354	(8,486)
NAT GAS EURO OPT JUN22	3.00 USD	05/25/22	75	4,275,750	82,700	2,025,375	1,942,675
NAT GAS EURO OPT JUN22	5.00 USD	05/25/22	140	7,981,400	132,614	1,218,420	1,085,806
NAT GAS EURO OPT JUN22	10.00 USD	05/25/22	300	17,103,000	69,801	51,900	(17,901)
NAT GAS EURO OPT JUN22	7.00 USD	05/25/22	66	660,000	59,576	108,306	48,730
NAT GAS EURO OPT JUN23	4.50 USD	05/25/23	278	10,903,160	592,267	971,888	379,621
NAT GAS EURO OPT JUN23	5.00 USD	05/25/23	228	8,942,160	493,084	561,108	68,024
NAT GAS EURO OPT JUN23	6.00 USD	05/25/23	86	3,372,920	116,330	112,402	(3,928)
NAT GAS EURO OPT JUN23	8.00 USD	05/25/23	150	5,883,000	33,400	75,300	41,900
NAT GAS EURO OPT JUN24	3.50 USD	05/28/24	289	9,863,570	551,597	1,637,474	1,085,877
NAT GAS EURO OPT JUN25	4.00 USD	05/27/25	118	4,135,900	657,840	604,986	(52,854)
NAT GAS EURO OPT MAR23	4.00 USD	02/23/23	21	1,104,600	16,856	365,778	348,922
NAT GAS EURO OPT MAR23	10.00 USD	02/23/23	107	5,628,200	166,136	728,991	562,855
NAT GAS EURO OPT MAR25	4.00 USD	02/25/25	118	4,590,200	657,840	964,414	306,574
NAT GAS EURO OPT MAY22	3.00 USD	04/26/22	75	4,231,500	82,700	1,981,125	1,898,425
NAT GAS EURO OPT MAY22	6.00 USD	04/26/22	655	6,550,000	621,359	1,359,125	737,766

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAY23	4.50 USD	04/25/23	278	10,853,120	$592,267	$961,602	$369,335
NAT GAS EURO OPT MAY23	5.00 USD	04/25/23	228	8,901,120	493,084	556,320	63,236
NAT GAS EURO OPT MAY23	6.00 USD	04/25/23	86	3,357,440	116,330	111,714	(4,616)
NAT GAS EURO OPT MAY23	8.00 USD	04/25/23	150	5,856,000	33,400	74,550	41,150
NAT GAS EURO OPT MAY24	3.50 USD	04/25/24	289	9,863,570	551,597	1,616,955	1,065,358
NAT GAS EURO OPT MAY25	4.00 USD	04/25/25	118	4,053,300	657,840	561,208	(96,632)
NAT GAS EURO OPT NOV22	10.00 USD	10/26/22	21	1,219,470	32,606	55,776	23,170
NAT GAS EURO OPT NOV23	4.00 USD	10/26/23	21	864,150	16,856	153,006	136,150
NAT GAS EURO OPT NOV25	4.00 USD	10/28/25	118	4,507,600	657,840	818,920	161,080
NAT GAS EURO OPT OCT22	3.00 USD	09/27/22	75	4,305,000	82,700	2,060,625	1,977,925
NAT GAS EURO OPT OCT22	6.00 USD	09/27/22	825	47,355,000	981,703	6,542,250	5,560,547
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	278	11,142,240	592,267	1,277,688	685,421
NAT GAS EURO OPT OCT23	5.00 USD	09/26/23	228	9,138,240	493,084	783,408	290,324
NAT GAS EURO OPT OCT23	6.00 USD	09/26/23	86	3,446,880	116,330	173,118	56,788
NAT GAS EURO OPT OCT23	8.00 USD	09/26/23	150	5,943,000	33,400	130,650	97,250
NAT GAS EURO OPT OCT24	3.50 USD	09/25/24	289	10,363,540	551,597	1,832,549	1,280,952
NAT GAS EURO OPT OCT25	4.00 USD	09/25/25	118	4,318,800	657,840	723,694	65,854
NAT GAS EURO OPT SEP22	3.00 USD	08/26/22	75	4,298,250	82,700	2,050,575	1,967,875
NAT GAS EURO OPT SEP22	5.00 USD	08/26/22	183	1,830,000	323,649	2,066,802	1,743,153
NAT GAS EURO OPT SEP22	6.00 USD	08/26/22	375	21,491,250	373,001	2,647,500	2,274,499
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	278	11,089,420	592,267	1,137,854	545,587
NAT GAS EURO OPT SEP23	5.00 USD	08/28/23	228	9,094,920	493,084	681,948	188,864
NAT GAS EURO OPT SEP23	6.00 USD	08/28/23	86	3,430,540	116,330	145,168	28,838
NAT GAS EURO OPT SEP23	8.00 USD	08/28/23	150	5,983,500	33,400	105,300	71,900
NAT GAS EURO OPT SEP24	3.50 USD	08/27/24	289	10,230,600	551,597	1,729,665	1,178,068

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT SEP25	4.00 USD	08/26/25	118	4,237,380	$657,840	$677,084	$19,244
NAT GAS STRIP DEC22	3.00 USD	12/22/22	410	12,300,000	1,350,375	17,908,800	16,558,425
NATURAL GAS FUTURE APR23	3.00 USD	03/28/23	139	5,603,090	272,349	1,685,514	1,413,165
NATURAL GAS FUTURE AUG23	3.00 USD	07/26/23	139	5,525,250	272,349	1,557,773	1,285,424
NATURAL GAS FUTURE DEC23	3.00 USD	11/27/23	139	6,004,800	272,349	2,052,752	1,780,403
NATURAL GAS FUTURE FEB23	3.00 USD	01/26/23	139	8,146,790	272,349	4,037,811	3,765,462
NATURAL GAS FUTURE JAN23	3.00 USD	12/27/22	139	8,401,160	272,349	4,257,153	3,984,804
NATURAL GAS FUTURE JUL23	3.00 USD	06/27/23	139	5,507,180	272,349	1,533,448	1,261,099
NATURAL GAS FUTURE JUN23	3.00 USD	05/25/23	139	5,451,580	272,349	1,482,435	1,210,086
NATURAL GAS FUTURE MAR23	3.00 USD	02/23/23	139	7,311,400	272,349	3,312,648	3,040,299
NATURAL GAS FUTURE MAY23	3.00 USD	04/25/23	139	5,426,560	272,349	1,454,496	1,182,147
NATURAL GAS FUTURE NOV23	3.00 USD	10/26/23	139	5,719,850	272,349	1,764,883	1,492,534
NATURAL GAS FUTURE OCT23	3.00 USD	09/26/23	139	5,571,120	272,349	1,623,937	1,351,588
NATURAL GAS FUTURE SEP23	3.00 USD	08/28/23	139	5,544,710	272,349	1,558,190	1,285,841
PHE 01312023 PHE C10 DEC22 10 CALL	10.00 USD	12/27/22	300	750,000	367,662	520,125	152,463
PHE 02282023 PHE C10 JAN23 10 CALL	10.00 USD	01/26/23	300	750,000	367,662	617,700	250,038
PHE 03312023 PHE C10 FEB23 10 CALL	10.00 USD	02/23/23	300	750,000	367,662	510,975	143,313
U01 04012022 U01 C6 U01 APR22 6 CALL	6.00 USD	04/01/22	86	860,000	7,011	6,880	(131)

					$50,385,190	$236,383,782	$185,998,592

Exchange-Traded Put Options — 0.3%
BRENT CRUDE FUT OPT APR22	0.000 USD	04/26/22	429	429,000	$1,244,216	$38,610	$(1,205,606)
BRENT CRUDE FUT OPT OCT23	0.000 USD	10/26/23	215	215,000	2,558,558	1,971,550	(587,008)
CRUDE OIL FUT OPT DEC22	40.00 USD	11/16/22	150	13,440,000	540,228	121,500	(418,728)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUT OPT JUN22	62.00 USD	05/17/22	180	17,733,600	$269,674	$50,400	$(219,274)
CRUDE OIL FUT OPT JUN22	80.50 USD	05/17/22	120	11,822,400	559,382	202,800	(356,582)
CRUDE OIL FUT OPT JUN22	82.00 USD	05/17/22	180	17,733,600	1,182,664	354,600	(828,064)
CRUDE OIL FUT OPT JUN22	95.00 USD	05/17/22	60	5,911,200	402,091	383,400	(18,691)
CRUDE OIL FUT OPT MAY22	100.00 USD	04/14/22	420	42,117,600	1,886,668	2,007,600	120,932
CRUDE OIL FUT OPT MAY22	75.00 USD	04/14/22	600	60,168,000	126,872	78,000	(48,872)
CRUDE OIL FUT OPT MAY22	85.00 USD	04/14/22	60	6,016,800	45,091	31,800	(13,291)
CRUDE OIL FUT OPT MAY22	90.00 USD	04/14/22	420	42,117,600	647,558	499,800	(147,758)
CRUDE OIL FUT OPT MAY22	97.00 USD	04/14/22	120	12,033,600	348,182	398,400	50,218
G5 05312022 G5 P 0.1 G5 APR22 0.1 PUT	0.10 USD	04/26/22	300	3,000,000	108,000	108,000	—
NAT GAS EURO OPT APR23	2.00 USD	03/28/23	21	846,510	25,309	7,665	(17,644)
NAT GAS EURO OPT APR24	2.75 USD	03/25/24	151	5,220,070	367,993	443,185	75,192
NAT GAS EURO OPT AUG22	2.00 USD	07/26/22	312	17,961,840	101,693	2,496	(99,197)
NAT GAS EURO OPT AUG22	4.00 USD	07/26/22	248	14,277,360	426,682	133,424	(293,258)
NAT GAS EURO OPT AUG23	2.00 USD	07/26/23	21	834,750	25,309	5,439	(19,870)
NAT GAS EURO OPT AUG24	2.75 USD	07/26/24	151	5,363,520	367,993	328,727	(39,266)
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	21	907,200	25,309	6,342	(18,967)
NAT GAS EURO OPT DEC24	2.75 USD	11/25/24	151	6,194,020	367,993	279,954	(88,039)
NAT GAS EURO OPT FEB23	2.00 USD	01/26/23	21	1,230,810	25,309	2,163	(23,146)
NAT GAS EURO OPT FEB23	5.00 USD	01/26/23	86	5,040,460	941,930	707,436	(234,494)
NAT GAS EURO OPT FEB24	2.75 USD	01/26/24	151	6,500,550	367,993	259,871	(108,122)
NAT GAS EURO OPT JAN23	2.00 USD	12/27/22	21	1,269,240	25,309	987	(24,322)
NAT GAS EURO OPT JAN24	2.75 USD	12/26/23	151	6,721,010	367,993	198,414	(169,579)
NAT GAS EURO OPT JUL22	2.00 USD	06/27/22	312	17,958,720	101,693	624	(101,069)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUL22	4.00 USD	06/27/22	248	14,274,880	$426,682	$76,880	$(349,802)
NAT GAS EURO OPT JUL23	2.00 USD	06/27/23	21	832,020	25,309	4,872	(20,437)
NAT GAS EURO OPT JUL24	2.75 USD	06/25/24	151	5,337,850	367,993	336,881	(31,112)
NAT GAS EURO OPT JUN22	2.00 USD	05/25/22	312	3,120,000	101,693	312	(101,381)
NAT GAS EURO OPT JUN23	2.00 USD	05/25/23	21	823,620	25,309	4,746	(20,563)
NAT GAS EURO OPT JUN24	2.75 USD	05/28/24	151	5,242,720	367,993	365,420	(2,573)
NAT GAS EURO OPT MAR23	2.00 USD	02/23/23	21	1,104,600	25,309	5,334	(19,975)
NAT GAS EURO OPT MAR24	2.75 USD	02/26/24	151	6,050,570	367,993	356,662	(11,331)
NAT GAS EURO OPT MAY22	2.00 USD	04/26/22	312	17,603,040	101,693	312	(101,381)
NAT GAS EURO OPT MAY22	3.75 USD	04/26/22	257	2,570,000	180,586	3,598	(176,988)
NAT GAS EURO OPT MAY22	4.00 USD	04/26/22	64	3,610,880	8,491	2,304	(6,187)
NAT GAS EURO OPT MAY22	5.00 USD	04/26/22	740	41,750,800	1,375,476	632,700	(742,776)
NAT GAS EURO OPT MAY22	5.50 USD	04/26/22	150	8,463,000	450,401	393,000	(57,401)
NAT GAS EURO OPT MAY23	2.00 USD	04/25/23	21	819,840	25,309	5,061	(20,248)
NAT GAS EURO OPT MAY24	2.75 USD	04/25/24	151	5,153,630	367,993	414,042	46,049
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	21	864,150	25,309	4,998	(20,311)
NAT GAS EURO OPT NOV24	2.75 USD	10/28/24	151	5,695,720	367,993	307,285	(60,708)
NAT GAS EURO OPT OCT22	2.00 USD	09/27/22	312	17,908,800	101,693	10,296	(91,397)
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	536	30,241,120	188,311	43,952	(144,359)
NAT GAS EURO OPT OCT22	4.00 USD	09/27/22	173	9,930,200	316,982	213,655	(103,327)
NAT GAS EURO OPT OCT22	5.00 USD	09/27/22	300	17,220,000	1,302,801	1,399,800	96,999
NAT GAS EURO OPT OCT23	2.00 USD	09/26/23	21	841,680	25,309	7,812	(17,497)
NAT GAS EURO OPT OCT24	2.75 USD	09/25/24	151	5,414,860	367,993	337,334	(30,659)
NAT GAS EURO OPT SEP22	2.00 USD	08/26/22	312	17,880,720	101,693	4,056	(97,637)
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	150	8,463,000	31,901	7,050	(24,851)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT SEP22	4.00 USD	08/26/22	248	14,212,880	$426,682	$220,224	$(206,458)
NAT GAS EURO OPT SEP23	2.00 USD	08/28/23	21	837,690	25,309	6,468	(18,841)
NAT GAS EURO OPT SEP24	2.75 USD	08/27/24	151	5,345,400	367,993	339,448	(28,545)
NATURAL GAS FUTURE APR23	1.50 USD	03/28/23	76	3,063,560	16,641	6,384	(10,257)
NATURAL GAS FUTURE AUG23	1.50 USD	07/26/23	76	3,021,000	16,640	3,876	(12,764)
NATURAL GAS FUTURE DEC23	1.50 USD	11/27/23	76	3,283,200	16,640	4,484	(12,156)
NATURAL GAS FUTURE FEB23	1.50 USD	01/26/23	76	4,454,360	16,640	2,128	(14,512)
NATURAL GAS FUTURE JAN23	1.50 USD	12/27/22	76	4,593,440	16,640	532	(16,108)
NATURAL GAS FUTURE JUL23	1.50 USD	06/27/23	76	3,011,120	16,640	3,192	(13,448)
NATURAL GAS FUTURE JUN23	1.50 USD	05/25/23	76	2,980,720	16,640	2,964	(13,676)
NATURAL GAS FUTURE MAR23	1.50 USD	02/23/23	76	3,997,600	16,640	4,940	(11,700)
NATURAL GAS FUTURE MAY23	1.50 USD	04/25/23	76	2,967,040	16,640	3,268	(13,372)
NATURAL GAS FUTURE NOV23	1.50 USD	10/26/23	76	3,127,400	16,640	2,964	(13,676)
NATURAL GAS FUTURE OCT23	1.50 USD	09/26/23	76	3,046,080	16,641	6,840	(9,801)
NATURAL GAS FUTURE SEP23	1.50 USD	08/28/23	76	3,031,640	16,640	5,016	(11,624)

					$21,525,573	$14,174,277	$(7,351,296)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 1.4%
Cap Call	Morgan Stanley Co., Inc.	76.00 USD	05/06/22	3,775,395	3,775,395	$95,506	$189,000	$93,494
Cap Call	Goldman Sachs International	0.01 USD	04/05/22	800,000,000	800,000,000	1,680,000	8	(1,679,992)
Cap Call	Goldman Sachs International	0.01 USD	10/19/22	884,000,000	884,000,000	1,060,800	128,454	(932,346)
Cap Call	Goldman Sachs International	0.00 USD	10/20/25	644,300,000	644,300,000	1,063,095	1,389,420	326,325
DJ EURO STOXX 50 Call	JPMorgan Chase Bank N.A.	4,421.87 EUR	06/17/22	10,781	10,781	1,359,373	53,679	(1,305,694)
ESTX Banks Call	JPMorgan Chase Bank N.A.	113.28 EUR	06/30/22	246,195	246,195	977,986	90,728	(887,258)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
LME Copper 3Mo Call	Morgan Stanley Co., Inc.	16,500.00 USD	12/04/24	7,500	7,500	$2,430,000	$2,543,673	$113,673
LME Nickel 3Mo Call	Morgan Stanley Co., Inc.	40,000.00 USD	12/04/24	1,260	1,260	2,431,800	7,073,201	4,641,401
S&P 500 CALL	JPMorgan Chase Bank N.A.	4,577.38 USD	06/30/22	9,322	9,322	477,133	1,416,304	939,171

						$11,575,693	$12,884,467	$1,308,774

OTC Put Options — 0.0%
Bank of America Oct23 PUT	Bank of America N.A.	2.70 USD	10/06/23	32,000,000	32,000,000	$220,800	$699,215	$478,415
Bank of America Oct23 PUT	Bank of America N.A.	2.89 USD	10/06/23	32,000,000	32,000,000	374,400	823,658	449,258
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/08/24	29,050,000	29,050,000	5,345,200	6,046,679	701,479
Forward Volatility Agreement Put	Morgan Stanley Capital Services, Inc.	0.000 USD	01/06/27	24,402,000	24,402,000	5,283,276	6,111,223	827,947
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/11/27	24,070,000	24,070,000	5,259,295	6,000,109	740,814
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/19/27	28,801,000	28,801,000	5,313,785	5,981,907	668,122
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/19/27	24,485,000	24,485,000	5,308,348	6,095,157	786,809
Forward Volatility Agreement Put	Morgan Stanley Capital Services, Inc.	0.000 USD	01/19/27	24,485,000	24,485,000	5,312,000	6,118,644	806,644
Forward Volatility Agreement Put	Morgan Stanley Capital Services, Inc.	0.000 USD	01/06/28	23,240,000	23,240,000	5,258,561	6,110,376	851,815
Forward Volatility Agreement Put	JPMorgan Chase Bank N.A.	0.000 USD	03/30/32	27,997,200	27,997,200	5,040,000	5,136,853	96,853
Forward Volatility Agreement Put 0 Mar32	Morgan Stanley Co., Inc.	0.000 USD	03/30/32	84,000,000	84,000,000	15,414,000	15,414,000	—
Interest Rate Swaption 2.5 PUT USD 10/30/2023	Goldman Sachs International	2.50 USD	10/30/23	26,350,000	26,350,000	511,190	940,963	429,773

						$58,640,855	$65,478,784	$6,837,929

Total Purchased Options Outstanding						$142,127,311	$328,921,310	$186,793,999

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value

REPURCHASE AGREEMENTS — 6.5%
Citigroup Global Markets Limited, 0.05%, dated 03/17/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $3,692,861) (p)	3,874,962	$3,874,962
Citigroup Global Markets Limited, 0.05%, dated 03/18/2022, due On Demand (collateralized by Angola International Bond, 9.38% due 05/08/2048, market value $1,464,311) (p)	1,572,110	1,572,110
Citigroup Global Markets Limited, 0.05%, dated 03/21/2022, due On Demand (collateralized by Angola International Bond, 9.38% due 05/08/2048, market value $3,645,555) (p)	3,884,979	3,884,979
Citigroup Global Markets Limited, 0.05%, dated 03/21/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $715,386) (p)	761,854	761,854
Citigroup Global Markets Limited, 0.10%, dated 03/31/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $5,675,532) (p)	6,028,720	6,028,720
Citigroup Global Markets Limited, 0.10%, dated 02/09/2022, due On Demand (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $18,166,771) (p)	19,618,816	19,618,816
Citigroup Global Markets Limited, 0.45%, dated 02/09/2022, due On Demand (collateralized by South African International Bond, 5.00% due 10/12/2046, market value $7,231,523) (p)	7,836,261	7,836,261
Citigroup Global Markets Limited, 0.10%, dated 03/17/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $2,215,518) (p)	2,331,701	2,331,701
Citigroup Global Markets Limited, 0.10%, dated 03/17/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.63% due 06/15/2035, market value $1,539,775) (p)	1,607,704	1,607,704
Citigroup Global Markets Limited, 0.10%, dated 02/09/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/25/2050, market value $12,419,271) (p)	13,211,413	13,211,413
Citigroup Global Markets Limited, 0.15%, dated 02/10/2022, due On Demand (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $1,669,740) (p)	1,810,800	1,810,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Citigroup Global Markets Limited, 0.10%, dated 02/11/2022, due On Demand (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $773,090) (p)	832,289	$832,289
Citigroup Global Markets Limited, 0.10%, dated 02/21/2022, due On Demand (collateralized by South African International Bond, 4.85% due 09/30/2029, market value $1,953,912) (p)	2,096,400	2,096,400
Citigroup Global Markets Limited, 0.10%, dated 02/24/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $5,098,443) (p)	5,274,971	5,274,971
Citigroup Global Markets Limited, 0.10%, dated 03/02/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/25/2050, market value $6,777,805) (p)	7,173,786	7,173,786
Citigroup Global Markets Limited, 0.10%, dated 03/07/2022, due On Demand (collateralized by South African International Bond, 4.67% due 01/07/2024, market value $9,463,817) (p)	10,006,965	10,006,965
Citigroup Global Markets Limited, 0.10%, dated 03/15/2022, due On Demand (collateralized by Brazilian International Bond, 3.75% due 09/12/2031, market value $10,288,500) (p)	10,624,800	10,624,800
Citigroup Global Markets Limited, 0.10%, dated 03/16/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $1,845,935) (p)	1,936,402	1,936,402
Citigroup Global Markets Limited, 0.05%, dated 02/10/2022, due On Demand (collateralized by Dominican Republic International Bond, 4.50% due 01/30/2030, market value $1,238,639) (p)	1,370,790	1,370,790
Citigroup Global Markets Limited, 0.05%, dated 02/10/2022, due On Demand (collateralized by Dominican Republic International Bond, 4.50% due 01/30/2030, market value $1,699,229) (p)	1,879,410	1,879,410
Citigroup Global Markets Limited, 0.05%, dated 02/11/2022, Due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $832,514) (p)	894,535	894,535
Citigroup Global Markets Limited, 0.05%, dated 02/21/2022, due 02/23/2023 (collateralized by Philippines International Bond, 3.70% due 02/02/2042, market value $1,783,665) (p)	1,890,673	1,890,673

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Citigroup Global Markets Limited, 0.20%, dated 03/20/2022, due On Demand (collateralized by Indonesian International Bond, 3.70% due 10/30/2049, market value $1,071,623) (p)	1,082,643	$1,082,643
Citigroup Global Markets Limited, 0.20%, dated 03/20/2022, due On Demand (collateralized by Indonesian International Bond, 3.70% due 10/30/2049, market value $1,074,515) (p)	1,085,564	1,085,564
Citigroup Global Markets Limited, 0.00%, dated 02/14/2022, due On Demand (collateralized by Dominican Republic International Bond, 4.50% due 01/30/2030, market value $2,086,418) (p)	2,280,140	2,280,140
Citigroup Global Markets Limited, 0.00%, dated 03/02/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $4,131,025) (p)	4,376,558	4,376,558
Citigroup Global Markets Limited, 0.00%, dated 03/03/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $2,760,225) (p)	2,867,670	2,867,670
Citigroup Global Markets Limited, 0.00%, dated 03/04/2022, due On Demand (collateralized by Peru International Bond, 2.78% due 12/01/2060, market value $865,922) (p)	895,881	895,881
Citigroup Global Markets Limited, 0.25%, dated 03/24/2022, due On Demand (collateralized by Romania International Bond, 3.00% due 02/14/2031, market value $4,444,400) (p)	4,638,289	4,638,289
Citigroup Global Markets Limited, 0.45%, dated 02/16/2022, due On Demand (collateralized by South African International Bond, 5.00% due 10/12/2046, market value $2,310,380) (p)	2,453,051	2,453,051
Citigroup Global Markets Limited, 0.05%, dated 02/22/2022, due On Demand (collateralized by Tencent Holdings Bond, 3.98% due 04/11/2029, market value $2,583,950) (p)	2,888,706	2,888,706
Citigroup Global Markets Limited, 0.10%, dated 03/04/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $3,997,856) (p)	4,172,367	4,172,367
Citigroup Global Markets Limited, 0.10%, dated 03/10/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $1,751,681) (p)	1,764,378	1,764,378

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Citigroup Global Markets Limited, 0.10%, dated 03/11/2022, due On Demand (collateralized by Philippines International Bond, 1.95% due 01/06/2032, market value $536,999) (p)	559,813	$559,813
Citigroup Global Markets Limited, 0.25%, dated 02/22/2022, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,216,661) (p)	1,347,780	1,347,780
Citigroup Global Markets Limited, 0.25%, dated 03/11/2022, due On Demand (collateralized by China Petroleum and Chemical Bond 3.13% due 04/24/2023, market value $3,723,470) (p)	3,980,619	3,980,619
Citigroup Global Markets Limited, 0.25%, dated 03/11/2022, due On Demand (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $562,743) (p)	609,336	609,336
Citigroup Global Markets Limited, 0.45%, dated 03/10/2022, due On Demand (collateralized by Tencent Holdings Bond, 2.39% due 06/03/2030, market value $2,308,890) (p)	2,474,248	2,474,248
Citigroup Global Markets Limited, 0.75%, dated 02/23/2022, due On Demand (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $1,027,138) (p)	1,078,416	1,078,416
Citigroup Global Markets Limited, 0.75%, dated 02/25/2022, due On Demand (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $1,034,554) (p)	1,049,263	1,049,263
Citigroup Global Markets Limited, 2.00%, dated 02/09/2022, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $4,068,557) (p)	4,439,001	4,439,001
Citigroup Global Markets Limited, 3.50%, dated 03/22/2022, due On Demand (collateralized by Indonesian International Bond, 3.05% due 03/12/2051, market value $2,438,799) (p)	2,436,117	2,436,117
JPMorgan Chase Bank, N.A., 0.00%, dated 01/06/2022, due 05/10/2022 (collateralized by Oman International Bond, 7.38% due 10/28/2032, market value $1,258,125)	1,363,345	1,363,345
JPMorgan Chase Bank, N.A., 0.00%, dated 01/11/2022, due 05/10/2022 (collateralized by Oman International Bond, 7.38% due 10/28/2032, market value $1,733,925)	1,840,773	1,840,773

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 0.00%, dated 01/19/2022, due 05/10/2022 (collateralized by Oman International Bond, 7.38% due 10/28/2032, market value $1,601,250)	1,667,419	$1,667,419
JPMorgan Chase Bank, N.A., 0.00%, dated 01/31/2022, due 05/10/2022 (collateralized by Bahrain International Bond, 5.63% due 09/30/2031, market value $1,941,145)	2,066,400	2,066,400
JPMorgan Chase Bank, N.A., 0.00%, dated 02/04/2022, due 05/10/2022 (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $6,387,098)	6,834,791	6,834,791
JPMorgan Chase Bank, N.A., 0.00%, dated 02/17/2022, due 05/10/2022 (collateralized by Philippines International Bond, 1.95% due 01/06/2032, market value $1,683,565)	1,791,240	1,791,240
JPMorgan Chase Bank, N.A., 0.00%, dated 02/24/2022, due 05/10/2022 (collateralized by Oman International Bond, 7.38% due 10/28/2032, market value $3,026,363)	3,133,141	3,133,141
JPMorgan Chase Bank, N.A., 0.00%, dated 03/30/2022, due 05/10/2022 (collateralized by Petroleos Mexicanos Bond, 9.95% due 01/28/2031, market value $4,107,395)	4,410,431	4,410,431
JPMorgan Chase Bank, N.A., 0.05%, dated 01/07/2022, due 05/10/2022 (collateralized by Oman International Bond, 6.25% due 01/25/2031, market value $3,175,020)	3,511,922	3,511,922
JPMorgan Chase Bank, N.A., 0.05%, dated 01/11/2022, due 05/10/2022 (collateralized by Oman International Bond, 6.25% due 01/25/2031, market value $423,336)	460,527	460,527
JPMorgan Chase Bank, N.A., 0.05%, dated 01/13/2022, due 05/10/2022 (collateralized by Oman International Bond, 6.25%, due 01/25/2031, market value $2,375,973)	2,579,634	2,579,634
JPMorgan Chase Bank, N.A., 0.05%, dated 02/24/2022, due 05/10/2022 (collateralized by Oman International Bond, 6.25% due 01/25/2031, market value $1,737,794)	1,778,337	1,778,337
JPMorgan Chase Bank, N.A., 0.05%, dated 03/02/2022, due 05/10/2022 (collateralized by Egypt International Bond, 7.60% due 03/01/2029, market value $995,946)	988,943	988,943

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 0.10%, dated 01/04/2022, due 05/02/2022 (collateralized by Chile International Bond, 2.55% due 01/27/2032, market value $3,382,632)	3,790,442	$3,790,442
JPMorgan Chase Bank, N.A., 0.10%, dated 01/05/2022, due 05/02/2022 (collateralized by Chile International Bond, 2.55% due 01/27/2032, market value $3,382,632)	3,777,212	3,777,212
JPMorgan Chase Bank, N.A., 0.10%, dated 01/10/2022, due 05/02/2022 (collateralized by Chile International Bond, 2.55% due 01/27/2032, market value $1,424,464)	1,562,537	1,562,537
JPMorgan Chase Bank, N.A., 0.10%, dated 01/12/2022, due 04/19/2022 (collateralized by Pakistan International Bond, 7.38% due 04/08/2031, market value $2,888,067)	3,994,326	3,994,326
JPMorgan Chase Bank, N.A., 0.10%, dated 01/20/2022, due 05/10/2022 (collateralized by Colombian International Bond, 6.13% due 01/18/2041, market value $3,493,438)	3,787,706	3,787,706
JPMorgan Chase Bank, N.A., 0.10%, dated 01/21/2022, due 05/10/2022 (collateralized by Colombian International Bond, 6.13% due 01/18/2041, market value $1,838,396)	2,003,678	2,003,678
JPMorgan Chase Bank, N.A., 0.10%, dated 01/24/2022, due 05/10/2022 (collateralized by Colombian International Bond, 6.13% due 01/18/2041, market value $1,883,022)	2,040,987	2,040,987
JPMorgan Chase Bank, N.A., 0.10%, dated 01/24/2022, due 05/10/2022 (collateralized by Egypt International Bond, 3.88% due 02/16/2026, market value $1,610,582)	1,745,159	1,745,159
JPMorgan Chase Bank, N.A., 0.10%, dated 01/25/2022, due 05/10/2022 (collateralized by Ghana International Bond, 7.88% due 02/11/2035, market value $1,321,982)	1,528,357	1,528,357
JPMorgan Chase Bank, N.A., 0.10%, dated 02/07/2022, due 04/19/2022 (collateralized by Pakistan International Bond, 7.38% due 04/08/2031, market value $1,416,450)	1,931,825	1,931,825
JPMorgan Chase Bank, N.A., 0.10%, dated 02/17/2022, due 05/10/2022 (collateralized by Philippines International Bond, 3.70% due 02/02/2042, market value $1,791,395)	1,906,100	1,906,100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 0.10%, dated 02/18/2022, due 04/22/2022 (collateralized by Philippines International Bond, 2.46% due 05/05/2030, market value $1,496,721)	1,603,501	$1,603,501
JPMorgan Chase Bank, N.A., 0.10%, dated 02/18/2022, due 05/10/2022 (collateralized by Philippines International Bond, 3.70% due 02/02/2042, market value $1,072,518)	1,139,859	1,139,859
JPMorgan Chase Bank, N.A., 0.10%, dated 02/24/2022, due 04/04/2022 (collateralized by Indonesian International Bond, 4.20% due 10/15/2050, market value $2,308,369)	2,443,211	2,443,211
JPMorgan Chase Bank, N.A., 0.10%, dated 03/22/2022, due 05/06/2022 (collateralized by Angola International Bond, 9.38% due 05/08/2048, market value $776,841)	816,448	816,448
JPMorgan Chase Bank, N.A., 0.10%, dated 03/22/2022, due 05/10/2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $1,810,400)	1,944,655	1,944,655
JPMorgan Chase Bank, N.A., 0.10%, dated 03/23/2022, due 04/22/2022 (collateralized by Philippines International Bond, 2.46% due 05/05/2030, market value $1,072,207)	1,130,015	1,130,015
JPMorgan Chase Bank, N.A., 0.10%, dated 03/23/2022, due 05/10/2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $940,574)	1,901,957	1,901,957
JPMorgan Chase Bank, N.A., 0.10%, dated 03/23/2022, due 05/10/2022 (collateralized by Philippines International Bond, 6.38% due 01/15/2032, market value $1,815,569)	1,917,439	1,917,439
JPMorgan Chase Bank, N.A., 0.10%, dated 03/24/2022, due 05/10/2022 (collateralized by Ivory Coast Government Bond, 6.13% due 06/15/2033, market value $358,564)	374,266	374,266
JPMorgan Chase Bank, N.A., 0.10%, dated 03/25/2022, due 04/19/2022 (collateralized by Pakistan International Bond, 7.38% due 04/08/2031, market value $784,266)	811,689	811,689
JPMorgan Chase Bank, N.A., 0.10%, dated 03/25/2022, due 05/10/2022 (collateralized by Bank of China Bond, 3.60% Perpetual Maturity, market value $3,591,000)	3,808,350	3,808,350

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 0.10%, dated 03/25/2022, due 05/10/2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $1,756,722)	1,850,489	$1,850,489
JPMorgan Chase Bank, N.A., 0.10%, dated 03/29/2022, due 04/04/2022 (collateralized by Philippines International Bond, 3.20% due 07/06/2046, market value $3,475,115)	3,576,558	3,576,558
JPMorgan Chase Bank, N.A., 0.10%, dated 03/30/2022, due 03/31/2022 (collateralized by Republic of Indonesia Bond, market value $2,614,727)	2,843,800	2,843,800
JPMorgan Chase Bank, N.A., 0.10%, dated 03/30/2022, due 05/06/2022 (collateralized by Angola International Bond, 9.38% due 05/08/2048, market value $1,801,171)	1,937,435	1,937,435
JPMorgan Chase Bank, N.A., 0.15%, dated 01/19/2022, due 05/10/2022 (collateralized by Nigerian International Bond, 7.88% due 02/16/2032, market value $2,329,219)	2,480,316	2,480,316
JPMorgan Chase Bank, N.A., 0.15%, dated 01/21/2022, due 05/10/2022 (collateralized by Egypt International Bond, 7.60% due 03/01/2029, market value $2,888,243)	3,181,264	3,181,264
JPMorgan Chase Bank, N.A., 0.15%, dated 01/26/2022, due 05/10/2022 (collateralized by Bahrain International Bond, 5.63% due 05/18/2034, market value $1,786,871)	1,819,689	1,819,689
JPMorgan Chase Bank, N.A., 0.15%, dated 02/02/2022, due 05/10/2022 (collateralized by Nigerian International Bond, 7.88% due 02/16/2032, market value $940,574)	1,069,857	1,069,857
JPMorgan Chase Bank, N.A., 0.15%, dated 03/02/2022, due 05/10/2022 (collateralized by Egypt International Bond, 7.90% due 02/21/2048, market value $972,228)	923,580	923,580
JPMorgan Chase Bank, N.A., 0.15%, dated 03/15/2022, due 05/06/2022 (collateralized by Dominican Republic International Bond, 4.88% due 09/23/2032, market value $8,809,367)	9,131,450	9,131,450
JPMorgan Chase Bank, N.A., 0.15%, dated 03/15/2022, due 05/10/2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $1,454,176)	1,513,463	1,513,463

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 0.20%, dated 02/22/2022, due 05/10/2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $8,173,150)	8,988,944	$8,988,944
JPMorgan Chase Bank, N.A., 0.20%, dated 02/28/2022, due 05/10/2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,777,881)	1,946,779	1,946,779
JPMorgan Chase Bank, N.A., 0.20%, dated 03/11/2022, due 05/10/2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,886,791)	2,014,353	2,014,353
JPMorgan Chase Bank, N.A., 0.20%, dated 03/24/2022, due 05/10/2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $349,297)	370,448	370,448
JPMorgan Chase Bank, N.A., 0.21%, dated 03/30/2022, due 04/06/2022 (collateralized by US Treasury Notes, 1.25% due 12/31/2026, market value $8,658,190)	8,714,675	8,714,675
JPMorgan Chase Bank, N.A., 0.22%, dated 03/30/2022, due 04/06/2022 (collateralized by US Treasury Notes, 1.38% due 11/15/2031, market value $1,890,050)	1,896,287	1,896,287
JPMorgan Chase Bank, N.A., 0.22%, dated 03/30/2022, due 04/06/2022 (collateralized by US Treasury Notes, 2.00% due 08/15/2051, market value $539,508)	534,149	534,149
JPMorgan Chase Bank, N.A., 0.25%, dated 01/26/2022, due 05/10/2022 (collateralized by Bahrain International Bond, 5.25% due 01/25/2033, market value $2,274,829)	2,329,235	2,329,235
JPMorgan Chase Bank, N.A., 0.25%, dated 02/04/2022, due 05/10/2022 (collateralized by Bahrain International Bond, 5.25% due 01/25/2033, market value $1,710,738)	1,803,618	1,803,618
JPMorgan Chase Bank, N.A., 0.25%, dated 02/28/2022, due 05/02/2022 (collateralized by Chile International Bond, 2.55% due 01/27/2032, market value $1,558,830)	1,639,139	1,639,139
JPMorgan Chase Bank, N.A., 0.25%, dated 03/11/2022, due 05/10/2022 (collateralized by Tencent Holdings Bond, 1.81% due 01/26/2026, market value $1,718,792)	1,857,414	1,857,414

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 0.40%, dated 03/25/2022, due 05/10/2022 (collateralized by Egypt International Bond, 5.25% due 10/06/2025, market value $3,242,228)	3,420,385	$3,420,385
JPMorgan Chase Bank, N.A., 0.45%, dated 03/11/2022, due 05/10/2022 (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $940,574)	4,313,108	4,313,108
JPMorgan Chase Bank, N.A., 0.50%, dated 01/24/2022, due 05/10/2022 (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $3,528,238)	3,864,150	3,864,150
JPMorgan Chase Bank, N.A., 0.50%, dated 01/28/2022, due 05/10/2022 (collateralized by Bahrain International Bond, 4.25% due 01/25/2028, market value $2,885,301)	3,015,018	3,015,018
JPMorgan Chase Bank, N.A., 0.50%, dated 02/22/2022, due 05/10/2022 (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $1,089,249)	1,147,839	1,147,839
JPMorgan Chase Bank, N.A., 0.75%, dated 01/14/2022, due 05/10/2022 (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $3,442,404)	3,835,781	3,835,781
JPMorgan Chase Bank, N.A., 0.75%, dated 03/07/2022, due 05/10/2022 (collateralized by Egypt International Bond, 5.80% due 09/30/2027, market value $578,116)	519,569	519,569
JPMorgan Chase Bank, N.A., 0.75%, dated 12/30/2021, due 05/10/2022 (collateralized by Egypt International Bond, 5.80% due 09/30/2027, market value $2,469,798)	2,774,709	2,774,709
JPMorgan Chase Bank, N.A., 0.75%, dated 12/30/2021, due 05/10/2022 (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $3,786,644)	4,353,267	4,353,267
JPMorgan Chase Bank, N.A., 1.00%, dated 02/22/2022, due 05/10/2022 (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $713,485)	778,428	778,428
JPMorgan Chase Bank, N.A., 1.50%, dated 01/05/2022, due 05/10/2022 (collateralized by Indonesian International Bond, 2.15% due 07/28/2031, market value $940,574)	3,983,001	3,983,001

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 1.50%, dated 03/10/2022, due 04/11/2022 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $4,602,591)	4,827,071	$4,827,071
JPMorgan Chase Bank, N.A., 3.00%, dated 03/24/2022, due 05/10/2022 (collateralized by Indonesian International Bond, 2.15% due 07/28/2031, market value $4,702,905)	4,916,126	4,916,126
JPMorgan Chase Bank, N.A., 3.75%, dated 01/05/2022, due 05/10/2022 (collateralized by Indonesian International Bond, 3.05% due 03/12/2051, market value $4,517,969)	5,130,527	5,130,527
JPMorgan Chase Bank, N.A., 5.75%, dated 03/22/2022, due 05/10/2022 (collateralized by Indonesian International Bond, 3.05% due 03/12/2051, market value $542,156)	543,962	543,962

TOTAL REPURCHASE AGREEMENTS (COST $341,232,686)	341,232,686	$341,232,686

TOTAL INVESTMENTS IN SECURITIES— 80.1% (COST $4,195,686,508)		4,193,336,476

TOTAL SECURITIES SOLD SHORT— (34.2)% (PROCEEDS $1,827,945,566)		(1,790,658,702)

Other Assets (q) — 54.1%		2,828,781,098

Net Assets — 100.0%		$5,231,458,872

SECURITIES SOLD SHORT — (34.2)%
COMMON STOCK — (8.5)%
Africa — (0.0)%
Industrial Services — (0.0)%
IHS Holding Ltd. (a)	3,200	$(35,456)

Materials — (0.0)%
AngloGold Ashanti Ltd., ADR	20,000	(473,800)
Caledonia Mining Corp. plc	500	(7,605)
Gold Fields Ltd., ADR	16,400	(253,544)

		(734,949)

Software & Technology Services — (0.0)%
Karooooo Ltd. (a)	100	(2,965)
Net 1 UEPS Technologies, Inc. (a)	400	(2,348)

		(5,313)

Total Africa		(775,718)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Asia — (0.6)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	20,900	$(1,281,797)
ICICI Bank Ltd., ADR	41,700	(789,798)
KB Financial Group, Inc., ADR	3,100	(151,373)
Mitsubishi UFJ Financial Group, Inc., ADR	60,800	(376,352)
Shinhan Financial Group Co. Ltd., ADR (a)	100	(3,343)
Sumitomo Mitsui Financial Group, Inc., ADR	26,400	(165,528)

		(2,768,191)

Consumer Discretionary Products — (0.0)%
China Automotive Systems, Inc. (a)	100	(305)
Ezgo Technologies Ltd. (a)	3,300	(4,026)
Honda Motor Co. Ltd., ADR	3,200	(90,432)
Kandi Technologies Group, Inc. (a)	800	(2,560)
KBS Fashion Group Ltd. (a)	1,400	(4,928)
Tata Motors Ltd., ADR (a)	1,400	(39,130)
Toyota Motor Corp., ADR	5,000	(901,250)
XPeng, Inc., ADR (a)	9,500	(262,105)

		(1,304,736)

Consumer Discretionary Services — (0.0)%
China Liberal Education Holdings Ltd. (a)	2,600	(3,640)
China Online Education Group, ADR (a)	3,100	(5,425)
GreenTree Hospitality Group Ltd., ADR	1,000	(5,020)
Huazhu Group Ltd., ADR	25,600	(844,544)
iHuman, Inc., ADR (a)	500	(1,070)
Melco Resorts & Entertainment Ltd., ADR (a)	800	(6,112)
Meten Holding Group Ltd. (a)	122,800	(20,618)
OneSmart International Education Group Ltd., ADR (a)	1,500	(2,430)
Puxin Ltd., ADR (a)	3,140	(6,531)
RISE Education Cayman Ltd., ADR (a)	8,400	(7,140)
RYB Education, Inc., ADR (a)	400	(372)
Skillful Craftsman Education Technology Ltd. (a)	2,700	(3,348)
Tarena International, Inc., ADR (a)	1,233	(3,046)
Yum China Holdings, Inc.	15,400	(639,716)

		(1,549,012)

Consumer Staple Products — (0.0)%
China Xiangtai Food Co. Ltd. (a)	2,400	(2,640)
Viomi Technology Co. Ltd., ADR (a)	1,200	(2,088)

		(4,728)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Financial Services — (0.0)%
360 Finance, Inc., ADR	1,000	$(15,390)
9F, Inc., ADR (a)	2,700	(2,389)
Akso Health Group, ADR (a)	1,800	(3,042)
ATIF Holdings Ltd. (a)	200	(734)
Dunxin Financial Holdings Ltd., ADR (a)	500	(332)
FinVolution Group, ADR	2,600	(10,322)
Futu Holdings Ltd., ADR (a)	10,900	(354,904)
Hudson Capital, Inc. (a)	545	(1,052)
Jianpu Technology, Inc., ADR (a)	2,300	(2,461)
Jiayin Group, Inc., ADR (a)	900	(2,538)
LexinFintech Holdings Ltd., ADR (a)	900	(2,358)
Lion Group Holding Ltd., ADR (a)	8,000	(12,880)
Lufax Holding Ltd., ADR (a)	9,400	(52,358)
Nomura Holdings, Inc., ADR	1,700	(7,174)
ORIX Corp., ADR	100	(9,985)
Puhui Wealth Investment Management Co. Ltd. (a)	300	(256)
Qudian, Inc., ADR (a)	22,600	(26,668)
Senmiao Technology Ltd. (a)	400	(92)
Sentage Holdings, Inc. (a)	400	(428)
SOS Ltd., ADR (a)	84,200	(45,182)
TROOPS, Inc. (a)	300	(1,287)
Weidai Ltd., ADR (a)	60	(67)
X Financial, ADR (a)	500	(1,380)

		(553,279)

Food & Beverage — (0.0)%
Farmmi, Inc. (a)	105,100	(15,860)

Health Care — (0.0)%
111, Inc., ADR (a)	4,800	(12,768)
Aesthetic Medical International Holdings Group Ltd., ADR (a)	400	(640)
Aslan Pharmaceuticals Ltd., ADR (a)	1,400	(1,239)
BeiGene Ltd., ADR (a)	3,900	(735,540)
Burning Rock Biotech Ltd., ADR (a)	300	(2,787)
China SXT Pharmaceuticals, Inc. (a)	14,625	(4,095)
Connect Biopharma Holdings Ltd., ADR (a)	1,500	(4,530)
Gracell Biotechnologies, Inc., ADR (a)	4,400	(10,252)
Hutchmed China Ltd., ADR (a)	2,300	(43,516)
MEDIROM Healthcare Technologies, Inc., ADR (a)	200	(1,470)
Qilian International Holding Group Ltd. (a)	300	(507)
Shineco, Inc. (a)	100	(263)
Takeda Pharmaceutical Co. Ltd., ADR	27,391	(392,239)
Universe Pharmaceuticals, Inc. (a)	100	(124)

		(1,209,970)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp., Ltd. (a)	440	$(801)
Code Chain New Continent Ltd. (a)	4,000	(3,600)
Greenland Technologies Holding Corp. (a)	2,000	(9,780)

		(14,181)

Industrial Services — (0.0)%
BEST, Inc., ADR (a)	50,800	(32,766)
EHang Holdings Ltd., ADR (a)	10,600	(127,094)
Euro Tech Holdings Co. Ltd. (a)	750	(1,140)
Full Truck Alliance Co. Ltd., ADR (a)	22,100	(147,407)
MingZhu Logistics Holdings Ltd. (a)	1,700	(3,536)
Pop Culture Group Co., Ltd., Class A (a)	6,500	(9,230)

		(321,173)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	12,800	(97,152)
Fanhua, Inc., ADR	700	(5,096)
Huize Holding Ltd., ADR (a)	1,500	(1,950)
TIAN RUIXIANG Holdings Ltd., Class A (a)	2,200	(2,288)
Waterdrop, Inc., ADR (a)	2,200	(3,256)

		(109,742)

Materials — (0.0)%
CN Energy Group, Inc. (a)	500	(875)
Ikonics Corp. (d)	100	0
Origin Agritech Ltd. (a)	2,000	(16,700)
ZK International Group Co. Ltd. (a)	3,400	(4,590)

		(22,165)

Media — (0.1)%
51job, Inc., ADR (a)	5,400	(316,170)
Baosheng Media Group Holding Ltd. (a)	700	(403)
Blue Hat Interactive Entertainment Technology (a)	9,100	(4,434)
Color Star Technology Co. Ltd. (a)	20,500	(4,674)
Dada Nexus Ltd., ADR (a)	8,400	(76,692)
DouYu International Holdings Ltd., ADR (a)	2,800	(5,824)
Dragon Victory International Ltd. (a)	1,000	(1,020)
GigaMedia Ltd. (a)	700	(1,267)
Glory Star New Media Group Holdings Ltd. (a)	1,000	(1,040)
Grab Holdings Ltd., Class A (a)	43,500	(152,250)
Hello Group, Inc., ADR (a)	2,000	(11,560)
iClick Interactive Asia Group Ltd., ADR (a)	3,300	(3,894)
iQIYI, Inc., ADR (a)	42,700	(193,858)
Kanzhun Ltd., ADR (a)	5,400	(134,514)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
MakeMyTrip Ltd. (a)	2,100	$(56,343)
NetEase, Inc., ADR	18,700	(1,677,203)
Phoenix New Media Ltd., ADR (a)	2,700	(1,512)
Pintec Technology Holdings Ltd., ADR (a)	12,087	(7,736)
So-Young International, Inc., ADR (a)	4,000	(7,920)
Sohu.com Ltd., ADR (a)	200	(3,364)
The9 Ltd., ADR (a)	900	(2,682)
Trip.com Group Ltd., ADR (a)	61,100	(1,412,632)
Uxin Ltd., ADR (a)	33,100	(33,762)
Zhangmen Education, Inc., ADR (a)	4,650	(5,952)
Zhihu, Inc., ADR (a)	100	(242)
Zhongchao, Inc., Class A (a)	400	(532)

		(4,117,480)

Oil & Gas — (0.0)%
Recon Technology Ltd., Class A (a)	6,800	(7,344)

Real Estate — (0.0)%
Fangdd Network Group Ltd., ADR (a)	19,800	(7,288)

Renewable Energy — (0.0)%
Daqo New Energy Corp., ADR (a)	6,300	(260,316)
JinkoSolar Holding Co. Ltd., ADR (a)	12,700	(613,283)
ReneSola Ltd., ADR (a)	19,300	(112,133)

		(985,732)

Retail & Wholesale—Discretionary — (0.2)%
Alibaba Group Holding Ltd., ADR (a)	4,500	(489,600)
Boqii Holding Ltd., ADR (a)	5,000	(2,205)
Cango, Inc., ADR (a)	3,400	(8,806)
Coupang, Inc. (a)	202,600	(3,581,968)
ECMOHO Ltd., ADR (a)	9,300	(2,586)
Future FinTech Group, Inc. (a)	21,200	(16,074)
JD.com, Inc., ADR (a)	88,700	(5,133,069)
Jiuzi Holdings, Inc. (a)	4,200	(5,670)
Jowell Global Ltd. (a)	1,500	(3,315)
LightInTheBox Holding Co. Ltd., ADR (a)	3,700	(3,885)
MINISO Group Holding Ltd., ADR	4,200	(32,760)
Newegg Commerce, Inc. (a)	11,700	(73,944)
Vipshop Holdings Ltd., ADR (a)	400	(3,600)
Yunji, Inc., ADR (a)	4,800	(4,896)

		(9,362,378)

Retail & Wholesale—Staples — (0.0)%
China Jo-Jo Drugstores Holdings, Inc. (a)	3,200	(1,015)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Wunong Net Technology Co. Ltd. (a)	9,000	$(7,917)

		(8,932)

Retail—Discretionary — (0.0)%
Kaixin Auto Holdings (a)	13,500	(15,525)

Software & Technology Services — (0.1)%
17 Education & Technology Group, Inc., ADR (a)	6,825	(18,154)
Aurora Mobile Ltd., ADR (a)	2,300	(2,530)
Baozun, Inc., ADR (a)	1,000	(8,580)
BIT Mining Ltd., ADR (a)	2,000	(5,580)
BlueCity Holdings Ltd., ADR (a)	3,200	(4,256)
Cloopen Group Holding Ltd., ADR (a)	18,000	(30,960)
CLPS, Inc. (a)	1,400	(3,108)
CooTek Cayman, Inc., ADR (a)	21,800	(5,537)
Datasea, Inc. (a)	2,300	(6,371)
Diginex Ltd. (a)	14,000	(31,360)
Gaotu Techedu, Inc., ADR (a)	59,600	(102,512)
Infobird Co. Ltd. (a)	4,300	(3,004)
Infosys Ltd., ADR	47,900	(1,192,231)
LAIX, Inc., ADR (a)	192	(756)
Link Motion, Inc., ADR (a),(d)	11,000	0
Lizhi, Inc., ADR (a)	7,800	(11,856)
Luokung Technology Corp. (a)	64,500	(33,134)
Mercury Fintech Holding, Inc., ADR (a)	3,400	(8,092)
Molecular Data, Inc., ADR (a)	52,400	(10,475)
Powerbridge Technologies Co. Ltd. (a)	17,300	(6,121)
Qutoutiao, Inc., ADR (a)	5,260	(7,943)
Renren, Inc., ADR (a)	1,300	(28,444)
Scienjoy Holding Corp. (a)	1,300	(5,837)
Sify Technologies Ltd., ADR (a)	100	(299)
Taoping, Inc. (a)	900	(1,287)
TaskUS, Inc., Class A (a)	9,800	(376,908)
TDCX, Inc., ADR (a)	4,900	(59,535)
TELUS International CDA, Inc. (a)	2,100	(51,891)
Tuya, Inc., ADR (a)	14,800	(43,808)
WiMi Hologram Cloud, Inc., ADR (a)	16,900	(45,123)
Wipro Ltd., ADR	26,666	(205,595)
Xunlei Ltd., ADR (a)	300	(528)
Youdao, Inc., ADR (a)	4,300	(30,530)

		(2,342,345)

Tech Hardware & Semiconductors — (0.1)%
ASE Technology Holding Co. Ltd., ADR	100	(709)
Canaan, Inc., ADR (a)	56,800	(308,424)
Canon, Inc., ADR	1,200	(29,172)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Ebang International Holdings, Inc., A Shares (a)	50,100	$(58,116)
Kulicke & Soffa Industries, Inc.	1,100	(61,622)
SemiLEDs Corp. (a)	1,100	(3,663)
Sony Group Corp., ADR	16,100	(1,653,631)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,200	(646,412)
UTime Ltd. (a)	2,900	(7,105)

		(2,768,854)

Telecommunications — (0.0)%
Chindata Group Holdings Ltd., ADR (a)	10,200	(64,464)
Chunghwa Telecom Co. Ltd., ADR	1,400	(62,230)
GDS Holdings Ltd., ADR (a)	23,200	(910,600)
KT Corp., ADR (a)	2,600	(37,284)
PLDT, Inc., ADR	700	(24,598)
Telkom Indonesia Persero Tbk PT, ADR	4,000	(127,800)
Ucloudlink Group, Inc., ADR (a)	500	(890)
Vnet Group, Inc., ADR (a)	100	(583)

		(1,228,449)

Utilities — (0.0)%
Azure Power Global Ltd. (a)	3,000	(49,920)
Korea Electric Power Corp., ADR (a)	2,900	(26,999)
ReNew Energy Global plc (a)	12,900	(106,038)

		(182,957)

Total Asia		(28,900,321)

Europe — (0.2)%
Banking — (0.1)%
Deutsche Bank AG (a)	4,100	(51,865)
HSBC Holdings plc, ADR	46,200	(1,580,964)
Lloyds Banking Group plc, ADR	800	(1,928)

		(1,634,757)

Biotechnology & Pharmaceuticals — (0.0)%
Midatech Pharma plc, ADR (a)	400	(352)

Consumer Discretionary Products — (0.0)%
On Holding AG, Class A (a)	11,300	(285,212)
Veoneer, Inc. (a)	100	(3,695)

		(288,907)

Consumer Discretionary Services — (0.0)%
Manchester United plc, Class A	6,300	(91,161)
Membership Collective Group, Inc., A Shares (a)	1,800	(13,968)
Sportradar Holding AG, A Shares (a)	2,700	(44,928)

		(150,057)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Consumer Staple Products — (0.0)%
Anheuser-Busch InBev NV, ADR	21,400	$(1,285,284)

Financial Services — (0.0)%
Argo Blockchain plc, ADR (a)	800	(7,888)
UBS Group AG	3,900	(76,206)

		(84,094)

Health Care — (0.1)%
Achilles Therapeutics plc, ADR (a)	1,000	(2,940)
ADC Therapeutics SA (a)	3,700	(54,353)
Affimed NV (a)	300	(1,311)
Alcon, Inc.	5,700	(452,181)
Altamira Therapeutics Ltd. (a)	3,600	(3,960)
Aprea Therapeutics, Inc. (a)	2,100	(3,906)
Aptorum Group Ltd., Class A (a)	400	(668)
Ascendis Pharma A/S, ADR (a)	3,800	(445,968)
Autolus Therapeutics plc, ADR (a)	7,700	(32,109)
BioNTech SE, ADR (a)	24,600	(4,195,776)
CRISPR Therapeutics AG (a)	100	(6,277)
CureVac NV (a)	1,000	(19,610)
Evotec SE, ADR (a)	900	(13,617)
Exscientia plc, ADR (a)	900	(12,960)
GH Research plc (a)	1,100	(20,119)
Immatics NV (a)	1,700	(13,583)
Immunocore Holdings plc, ADR (a)	2,100	(62,790)
Mereo Biopharma Group plc, ADR (a)	12,500	(14,000)
Molecular Partners AG, ADR (a)	200	(4,054)
NLS Pharmaceutics Ltd. (a)	900	(1,269)
NuCana plc, ADR (a)	6,600	(6,593)
ObsEva SA (a)	16,100	(24,311)
Olink Holding AB, ADR (a)	4,800	(84,768)
Orchard Therapeutics plc, ADR (a)	100	(71)
Trinity Biotech plc, ADR (a)	700	(742)
uniQure NV (a)	4,600	(83,122)
Vaccitech plc, ADR (a)	300	(1,560)
Verona Pharma plc, ADR (a)	900	(4,491)

		(5,567,109)

Industrial Products — (0.0)%
CNH Industrial NV	25,600	(406,016)

Industrial Services — (0.0)%
Ardmore Shipping Corp. (a)	1,800	(8,100)
Cimpress plc (a)	200	(12,718)
Euronav SA	2,300	(24,311)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Globus Maritime Ltd. (a)	400	$(912)

		(46,041)

Insurance — (0.0)%
Prudential plc, ADR	1,800	(53,244)

Materials — (0.0)%
CRH plc, ADR	4,000	(160,240)

Media — (0.0)%
Gambling.com Group Ltd. (a)	1,200	(10,644)
Liberty Global plc, Class A (a)	12,900	(329,079)
Spark Networks SE, ADR (a)	1,200	(3,348)
WISeKey International Holding Ltd., ADR (a)	400	(1,024)
WPP plc, ADR	1,700	(111,282)

		(455,377)

Oil & Gas — (0.0)%
Equinor ASA, ADR	21,500	(806,465)

Retail & Wholesale—Discretionary — (0.0)%
Cazoo Group Ltd. (a)	300	(828)
Farfetch Ltd., Class A (a)	7,000	(105,840)
MYT Netherlands Parent BV, ADR (a)	1,800	(22,014)

		(128,682)

Software & Technology Services — (0.0)%
Kaleyra, Inc. (a)	100	(598)
RELX plc, ADR	100	(3,110)
Sophia Genetics SA (a)	1,200	(9,276)

		(12,984)

Tech Hardware & Semiconductors — (0.0)%
Nokia Oyj, ADR (a)	1,600	(8,736)
Telefonaktiebolaget LM Ericsson, ADR	32,600	(297,964)

		(306,700)

Transportation & Logistics — (0.0)%
Ryanair Holdings plc, ADR (a)	4,300	(374,616)

Utilities — (0.0)%
Fusion Fuel Green plc, Class A (a)	300	(2,601)
National Grid plc, ADR	5,700	(438,159)

		(440,760)

Total Europe		(12,201,685)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Middle East — (0.0)%
Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR (a)	100	$(111)

Health Care — (0.0)%
Biondvax Pharmaceuticals Ltd., ADR (a)	4,000	(6,640)
CAN Fite Biopharma Ltd., ADR (a)	700	(868)
Collplant Biotechnologies Ltd. (a)	100	(1,144)
Enlivex Therapeutics Ltd. (a)	900	(5,040)
Gamida Cell Ltd. (a)	5,200	(21,580)
InspireMD, Inc. (a)	273	(876)
Nano-X Imaging Ltd. (a)	1,100	(11,924)
Redhill Biopharma Ltd., ADR (a)	200	(504)
ReWalk Robotics Ltd. (a)	13,500	(15,660)
Vascular Biogenics Ltd. (a)	1,100	(1,859)

		(66,095)

Industrial Products — (0.0)%
Elbit Systems Ltd.	200	(44,090)

Industrial Services — (0.0)%
Castor Maritime, Inc. (a)	33,960	(62,487)
ZIM Integrated Shipping Services Ltd.	800	(58,168)

		(120,655)

Materials — (0.0)%
Evogene Ltd. (a)	3,500	(4,550)

Media — (0.0)%
Eros STX Global Corp. (a)	4,180	(11,662)
Taboola.com Ltd. (a)	400	(2,064)

		(13,726)

Renewable Energy — (0.0)%
Eco Wave Power Global AB, ADR (a)	300	(1,605)

Retail & Wholesale—Discretionary — (0.0)%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	15,700	(35,639)

Software & Technology Services — (0.0)%
Cognyte Software Ltd. (a)	100	(1,131)
Global-e Online Ltd. (a)	20,400	(689,112)
MARIS—TECH Ltd. (a)	600	(1,068)
Mawson Infrastructure Group, Inc. (a)	700	(3,577)
My Size, Inc. (a)	1,200	(414)
Safe-T Group Ltd., ADR (a)	200	(164)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Yalla Group Ltd., ADR (a)	7,000	$(31,360)

		(726,826)

Tech Hardware & Semiconductors — (0.0)%
Gilat Satellite Networks Ltd. (a)	800	(7,048)
Nano Dimension Ltd., ADR (a)	1,400	(4,984)
SuperCom Ltd. (a)	11,200	(6,438)

		(18,470)

Total Middle East		(1,031,767)

North America — (7.3)%
Banking — (0.5)%
Ameris Bancorp	3,199	(140,372)
Axos Financial, Inc. (a)	300	(13,917)
Bank of America Corp.	3,000	(123,660)
Bank of Montreal	3,000	(353,910)
Bank of Nova Scotia	2,300	(164,956)
BankUnited, Inc.	300	(13,188)
Blue Foundry Bancorp (a)	300	(4,065)
BOK Financial Corp.	900	(84,555)
Cadence Bank	4,400	(128,744)
Citizens Financial Group, Inc.	5,400	(244,782)
Commerce Bancshares, Inc.	2,930	(209,759)
Credicorp Ltd.	2,200	(378,114)
Customers Bancorp, Inc. (a)	400	(20,856)
CVB Financial Corp.	100	(2,321)
Eastern Bankshares, Inc.	2,500	(53,850)
Fifth Third Bancorp	65,900	(2,836,336)
First Citizens BancShares, Inc., Class A	500	(332,800)
First Financial Bancorp	600	(13,830)
First Horizon National Corp.	52,400	(1,230,876)
First Republic Bank	5,300	(859,130)
Glacier Bancorp, Inc.	1,100	(55,308)
Huntington Bancshares, Inc.	194,600	(2,845,052)
Independent Bank Corp.	1,600	(130,704)
Investors Bancorp, Inc.	14,700	(219,471)
KeyCorp	15,600	(349,128)
M&T Bank Corp.	6,900	(1,169,550)
Old National Bancorp	4,300	(70,434)
Pacific Premier Bancorp, Inc.	520	(18,382)
Park National Corp.	100	(13,138)
People’s United Financial, Inc.	800	(15,992)
Pinnacle Financial Partners, Inc.	2,600	(239,408)
PNC Financial Services Group, Inc.	18,200	(3,356,990)
Regions Financial Corp.	2,500	(55,650)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Royal Bank of Canada	12,300	$(1,356,321)
Sandy Spring Bancorp, Inc.	200	(8,984)
ServisFirst Bancshares, Inc.	1,800	(171,522)
Signature Bank	9,800	(2,876,202)
Silvergate Capital Corp., Class A (a)	200	(30,114)
Simmons First National Corp., Class A	800	(20,976)
South State Corp.	4,768	(389,021)
SVB Financial Group (a)	1,500	(839,175)
TFS Financial Corp.	3,200	(53,120)
Toronto-Dominion Bank	1,500	(119,130)
Triumph Bancorp, Inc. (a)	100	(9,402)
Truist Financial Corp.	73,000	(4,139,100)
UMB Financial Corp.	400	(38,864)
Umpqua Holdings Corp.	10,100	(190,486)
United Bankshares, Inc.	300	(10,464)
United Community Banks, Inc.	1,500	(52,200)
Valley National Bancorp	8,000	(104,160)
Wells Fargo & Co.	400	(19,384)
Western Alliance Bancorp	7,300	(604,586)
WSFS Financial Corp.	1,700	(79,254)

		(26,861,693)

Biotechnology & Pharmaceuticals — (0.0)%
Congent Biosciences, Inc. (d)	1,000	0
Neptune Wellness Solutions, Inc. (a)	31,800	(7,072)
Oncolytics Biotech, Inc. (a)	3,700	(5,846)
TransCode Therapeutics, Inc. (a)	400	(1,152)

		(14,070)

Chemicals — (0.0)%
Trinseo plc	3,500	(167,720)

Consumer Discretionary Products — (0.5)%
Adient plc (a)	2,800	(114,156)
Aptiv plc (a)	900	(107,739)
Arcimoto, Inc. (a)	4,800	(31,728)
Aterian, Inc. (a)	22,300	(54,189)
Aurora Innovation, Inc. (a)	21,500	(120,185)
Axon Enterprise, Inc. (a)	1,600	(220,368)
BorgWarner, Inc.	4,340	(168,826)
BRP, Inc.	200	(16,358)
Callaway Golf Co. (a)	3,600	(84,312)
Camping World Holdings, Inc., Class A	5,000	(139,750)
Capri Holdings Ltd. (a)	2,000	(102,780)
Carter’s, Inc.	1,200	(110,388)
CBAK Energy Technology, Inc. (a)	25,700	(32,896)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Century Communities, Inc.	100	$(5,357)
Comstock Holding Cos., Inc. (a)	200	(1,170)
Dana, Inc.	300	(5,271)
Deckers Outdoor Corp. (a)	100	(27,377)
Dogness International Corp., A Shares (a)	500	(3,005)
DR Horton, Inc.	15,900	(1,184,709)
Dream Finders Homes, Inc., Class A (a)	2,600	(44,408)
ElectraMeccanica Vehicles Corp. (a)	35,000	(75,950)
Embark Technology, Inc. (a)	7,400	(43,586)
Fisker, Inc. (a)	2,900	(37,410)
Fox Factory Holding Corp. (a)	1,200	(117,540)
General Motors Co. (a)	116,200	(5,082,588)
Gentex Corp.	13,200	(385,044)
Goodyear Tire & Rubber Co. (a)	34,100	(487,289)
Harley-Davidson, Inc.	300	(11,820)
HNI Corp.	300	(11,115)
LCI Industries	1,500	(155,715)
Lear Corp.	800	(114,072)
LGI Homes, Inc. (a)	2,900	(283,272)
Lordstown Motors Corp., Class A (a)	34,000	(115,940)
Lucid Group, Inc. (a)	193,500	(4,914,900)
MasterCraft Boat Holdings, Inc. (a)	600	(14,766)
Microvast Holdings, Inc. (a)	10,000	(67,000)
MillerKnoll, Inc.	5,700	(196,992)
Mullen Automotive, Inc. (a)	86,100	(256,578)
Peloton Interactive, Inc., Class A (a)	104,700	(2,766,174)
PLBY Group, Inc. (a)	1,500	(19,635)
Polaris Industries, Inc.	3,300	(347,556)
Proterra, Inc. (a)	2,200	(16,544)
QuantumScape Corp. (a)	3,700	(73,963)
Rivian Automotive, Inc., Class A (a)	121,200	(6,089,088)
Romeo Power, Inc. (a)	4,300	(6,407)
Scotts Miracle-Gro Co. (The)	3,400	(418,064)
Skechers USA., Inc., Class A (a)	400	(16,304)
Smith & Wesson Brands, Inc.	300	(4,539)
Solid Power, Inc. (a)	200	(1,734)
Stellantis NV	47,300	(769,571)
Tempur Sealy International, Inc.	3,300	(92,136)
Thor Industries, Inc.	3,800	(299,060)
Traeger, Inc. (a)	2,400	(17,856)
Tupperware Brands Corp. (a)	10,700	(208,115)
VF Corp.	400	(22,744)
Vinco Ventures, Inc. (a)	49,100	(157,120)
Vision Marine Technologies, Inc. (a)	100	(646)
Weber, Inc., Class A	3,000	(29,490)
Winnebago Industries, Inc.	6,700	(362,001)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Worksport Ltd. (a)	2,400	$(6,288)
XPEL, Inc. (a)	3,700	(194,657)

		(26,866,241)

Consumer Discretionary Services — (0.2)%
Adtalem Global Education, Inc. (a)	1,300	(38,623)
American Public Education, Inc. (a)	300	(6,372)
Aspen Group, Inc. (a)	500	(810)
Bally’s Corp. (a)	6,500	(199,810)
Bird Global, Inc., Class A (a)	1,700	(4,165)
Bloomin’ Brands, Inc.	400	(8,776)
Bright Horizons Family Solutions, Inc. (a)	300	(39,807)
BurgerFi International, Inc. (a)	900	(3,753)
Caesars Entertainment, Inc. (a)	47,476	(3,672,743)
Cannae Holdings, Inc. (a)	7,400	(177,008)
Chipotle Mexican Grill, Inc. (a)	300	(474,609)
Drive Shack, Inc. (a)	900	(1,386)
Dutch Bros, Inc., Class A (a)	6,600	(364,782)
Esports Technologies, Inc. (a)	600	(4,044)
European Wax Center, Inc., Class A (a)	3,800	(112,328)
F45 Training Holdings, Inc. (a)	6,600	(70,620)
Fiesta Restaurant Group, Inc. (a)	900	(6,728)
First Watch Restaurant Group, Inc. (a)	900	(11,745)
Golden Nugget Online Gaming, Inc. (a)	15,700	(111,627)
Grand Canyon Education, Inc. (a)	200	(19,422)
Hall of Fame Resort & Entertainment Co. (a)	14,200	(15,762)
Hilton Grand Vacations, Inc. (a)	2,800	(145,628)
Kura Sushi USA, Inc., Class A (a)	200	(11,030)
Las Vegas Sands Corp. (a)	9,300	(361,491)
Liberty Media Corp-Liberty Braves, Class C	1,000	(27,910)
Life Time Group Holdings, Inc. (a)	5,600	(81,424)
Live Nation Entertainment, Inc. (a)	4,210	(495,264)
Lottery.com, Inc. (a)	700	(2,198)
Madison Square Garden Entertainment Corp. (a)	4,700	(391,557)
Madison Square Garden Sports Corp. (a)	1,000	(179,360)
Marriott International, Inc., Class A (a)	2,500	(439,375)
Marriott Vacations Worldwide Corp.	2,000	(315,400)
OneSpaWorld Holdings Ltd. (a)	4,600	(46,920)
Penn National Gaming, Inc. (a)	4,300	(182,406)
Portillo’s, Inc., Class A (a)	1,500	(36,840)
Potbelly Corp. (a)	600	(4,020)
PROG Holdings, Inc. (a)	300	(8,631)
Regis Corp. (a)	100	(212)
Rent the Runway, Inc., Class A (a)	500	(3,445)
Restaurant Brands International, Inc.	6,900	(402,891)
Royal Caribbean Cruises Ltd. (a)	11,400	(955,092)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Super League Gaming, Inc. (a)	8,400	$(15,792)
Udemy, Inc. (a)	800	(9,968)
Waitr Holdings, Inc. (a)	21,400	(7,918)

		(9,469,692)

Consumer Staple Products — (0.1)%
22nd Century Group, Inc. (a)	400	(928)
Alkaline Water Co., Inc. (The) (a)	21,100	(19,412)
Beachbody Co., Inc. (The) (a)	9,900	(22,473)
Benson Hill, Inc. (a)	2,000	(6,460)
Cal-Maine Foods, Inc.	1,600	(88,352)
Celsius Holdings, Inc. (a)	16,500	(910,470)
Central Garden & Pet Co., Class A (a)	1,800	(73,404)
Clearwater Paper Corp. (a)	100	(2,803)
Clever Leaves Holdings, Inc. (a)	10,700	(26,643)
Constellation Brands, Inc., Class A	5,500	(1,266,760)
Coty, Inc., Class A (a)	500	(4,495)
DavidsTea, Inc. (a)	1,000	(2,810)
Dole plc	9,600	(119,040)
Eastside Distilling, Inc. (a)	2,000	(1,915)
Edgewell Personal Care Co.	200	(7,334)
Energizer Holdings, Inc.	4,000	(123,040)
Flora Growth Corp. (a)	23,100	(45,276)
Fresh Del Monte Produce, Inc.	100	(2,591)
FSD Pharma, Inc., Class B (a)	4,600	(3,982)
Greenlane Holdings, Inc., Class A (a)	23,000	(12,880)
Grove, Inc. (a)	1,400	(7,126)
Helen of Troy Ltd. (a)	2,200	(430,848)
Herbalife Nutrition Ltd. (a)	6,200	(188,232)
High Tide, Inc. (a)	1,500	(6,810)
Hormel Foods Corp.	100	(5,154)
IM Cannabis Corp. (a)	2,699	(5,776)
J & J Snack Foods Corp.	100	(15,510)
Krispy Kreme, Inc.	10,000	(148,500)
NewAge, Inc. (a)	26,000	(15,106)
Nu Skin Enterprises, Inc.	2,100	(100,548)
Nuzee, Inc. (a)	200	(438)
Ocean Bio-Chem, Inc.	100	(807)
Pilgrim’s Pride Corp. (a)	1,700	(42,670)
Post Holdings, Inc. (a)	4,000	(277,040)
Primo Water Corp.	6,900	(98,325)
Reed’s, Inc. (a)	3,900	(1,172)
Reynolds Consumer Products, Inc.	1,800	(52,812)
Seneca Foods Corp., Class A (a)	100	(5,154)
Simply Good Foods Co. (The) (a)	3,400	(129,030)
Smart For Life, Inc. (a)	3,100	(3,472)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Spectrum Brands Holdings, Inc.	5,700	$(505,704)
Stryve Foods, Inc., Class A (a)	1,100	(1,375)
Tattooed Chef, Inc. (a)	1,800	(22,644)
Tilray, Inc., Class 2 (a)	173,000	(1,344,210)
TreeHouse Foods, Inc. (a)	4,700	(151,622)
Tyson Foods, Inc., Class A	1,800	(161,334)
Utz Brands, Inc.	8,500	(125,630)
Village Farms International, Inc. (a)	12,700	(67,056)
Vintage Wine Estates, Inc. (a)	400	(3,948)
Vita Coco Co., Inc. (The) (a)	5,100	(45,696)
Zevia PBC, Class A (a)	3,100	(14,167)

		(6,718,984)

Financial Services — (0.3)%
AGNC Investment Corp.	81,300	(1,065,030)
Alliance Data Systems Corp.	4,300	(241,445)
Altisource Portfolio Solutions SA (a)	600	(7,098)
Annaly Capital Management, Inc.	326,800	(2,300,672)
Apollo Global Management, Inc.	1,700	(105,383)
ARMOUR Residential REIT, Inc.	34,500	(289,800)
BitNile Holdings, Inc. (a)	30,300	(25,546)
Blackboxstocks, Inc. (a)	1,300	(3,484)
Blue Owl Capital, Inc.	12,900	(163,572)
Brookfield Asset Management, Inc., Class A	32,167	(1,819,687)
Charles Schwab Corp.	7,200	(607,032)
Cohen & Co., Inc.	200	(3,230)
Cuentas, Inc. (a)	2,929	(3,778)
Discover Financial Services	3,900	(429,741)
Doma Holdings, Inc. (a)	1,200	(2,604)
Dynex Capital, Inc.	1,500	(24,300)
Ecoark Holdings, Inc. (a)	100	(231)
Enact Holdings, Inc. (a)	1,400	(31,150)
Federal Agricultural Mortgage Corp., Class C	200	(21,696)
Federated Investors, Inc.	700	(23,842)
Finance Of America Cos., Inc., Class A (a)	400	(1,216)
Franklin BSP Realty Trust, Inc.	600	(8,388)
Greenpro Capital Corp. (a)	14,200	(6,288)
Home Point Capital, Inc.	1,900	(5,909)
Invesco Mortgage Capital, Inc.	500	(1,140)
KKR & Co., Inc.	100	(5,847)
loanDepot, Inc., Class A	1,000	(4,150)
LPL Financial Holdings, Inc.	700	(127,876)
Moelis & Co., Class A	100	(4,695)
Mogo, Inc. (a)	12,200	(35,502)
Morgan Stanley	19,300	(1,686,820)
Navient Corp.	3,900	(66,456)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Nelnet, Inc., Class A	600	$(50,994)
NerdWallet, Inc., Class A (a)	500	(5,995)
OMNIQ Corp. (a)	100	(673)
OppFi, Inc. (a)	1,000	(3,430)
Orchid Island Capital, Inc.	10,700	(34,775)
P10, Inc., Class A (a)	800	(9,696)
Patria Investments Ltd., Class A	3,100	(55,211)
PennyMac Financial Services, Inc.	100	(5,320)
PennyMac Mortgage Investment Trust	18,900	(319,221)
Performant Financial Corp. (a)	200	(622)
Robinhood Markets, Inc., Class A (a)	242,500	(3,276,175)
SLM Corp.	1,100	(20,196)
SoFi Technologies, Inc. (a)	74,800	(706,860)
State Street Corp.	100	(8,712)
StepStone Group, Inc., Class A	200	(6,612)
Stronghold Digital Mining, Inc., Class A (a)	7,200	(42,120)
Sunlight Financial Holdings, Inc. (a)	1,900	(9,576)
Two Harbors Investment Corp.	3,100	(17,143)
Upstart Holdings, Inc. (a)	14,400	(1,570,896)
US Global Investors, Inc., Class A	1,100	(5,720)
UWM Holdings Corp.	8,900	(40,317)
Walker & Dunlop, Inc.	600	(77,652)
World Acceptance Corp. (a)	100	(19,184)

		(15,410,708)

Health Care — (0.9)%
10X Genomics, Inc., Class A (a)	6,100	(464,027)
180 Life Sciences Corp. (a)	4,400	(11,396)
2seventy bio, Inc. (a)	3,900	(66,534)
908 Devices, Inc. (a)	100	(1,901)
AbbVie, Inc.	26,250	(4,255,387)
AbCellera Biologics, Inc. (a)	300	(2,925)
Abeona Therapeutics, Inc. (a)	5,900	(1,858)
Absci Corp. (a)	1,900	(16,017)
ABVC BioPharma, Inc. (a)	1,400	(3,822)
Acasti Pharma, Inc. (a)	6,725	(8,204)
AcelRx Pharmaceuticals, Inc. (a)	2,800	(799)
Acer Therapeutics, Inc. (a)	600	(1,740)
Aclaris Therapeutics, Inc. (a)	100	(1,724)
Acorda Therapeutics, Inc. (a)	900	(1,449)
Actinium Pharmaceuticals, Inc. (a)	2,686	(13,725)
Acumen Pharmaceuticals, Inc. (a)	2,500	(9,775)
Acurx Pharmaceuticals, Inc. (a)	600	(1,968)
Adagio Therapeutics, Inc. (a)	26,200	(119,472)
Adamis Pharmaceuticals Corp. (a)	31,100	(17,758)
AdaptHealth Corp. (a)	17,900	(286,937)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Adial Pharmaceuticals, Inc. (a)	2,500	$(5,025)
Aditxt, Inc. (a)	15,600	(7,121)
ADMA Biologics, Inc. (a)	51,700	(94,611)
Aerovate Therapeutics, Inc. (a)	600	(10,998)
Aeterna Zentaris, Inc. (a)	19,224	(7,017)
AgeX Therapeutics, Inc. (a)	2,100	(1,793)
Agile Therapeutics, Inc. (a)	19,600	(4,106)
Agiliti, Inc. (a)	2,900	(61,190)
agilon health, Inc. (a)	22,500	(570,375)
Agios Pharmaceuticals, Inc. (a)	4,700	(136,817)
Akebia Therapeutics, Inc. (a)	400	(287)
Akouos, Inc. (a)	800	(3,800)
Akoya Biosciences, Inc. (a)	400	(4,396)
Align Technology, Inc. (a)	100	(43,600)
Allena Pharmaceuticals, Inc. (a)	27,800	(6,427)
Alpha Pro Tech Ltd. (a)	4,700	(19,740)
Alpha Teknova, Inc. (a)	700	(9,667)
Alzamend Neuro, Inc. (a)	7,700	(9,471)
Ampio Pharmaceuticals, Inc. (a)	16,212	(7,620)
Amylyx Pharmaceuticals, Inc. (a)	300	(3,855)
Apellis Pharmaceuticals, Inc. (a)	2,600	(132,106)
Aptevo Therapeutics, Inc. (a)	1,800	(10,566)
Arcturus Therapeutics Holdings, Inc. (a)	700	(18,872)
Ardelyx, Inc. (a)	6,900	(7,383)
Aridis Pharmaceuticals, Inc. (a)	1,100	(1,936)
Arvinas, Inc. (a)	200	(13,460)
Asensus Surgical, Inc. (a)	10,930	(6,851)
Assembly Biosciences, Inc. (a)	400	(824)
Assertio Holdings, Inc. (a)	13,550	(38,888)
Atara Biotherapeutics, Inc. (a)	300	(2,787)
Athenex, Inc. (a)	9,000	(7,465)
Athersys, Inc. (a)	10,600	(6,418)
Atreca, Inc., Class A (a)	1,100	(3,487)
Aurinia Pharmaceuticals, Inc. (a)	32,900	(407,302)
Avalon GloboCare Corp. (a)	3,400	(2,382)
Aveanna Healthcare Holdings, Inc. (a)	6,600	(22,506)
AVEO Pharmaceuticals, Inc. (a)	1,500	(8,385)
Avidity Biosciences, Inc. (a)	100	(1,847)
Avinger, Inc. (a)	1,597	(5,797)
Aytu BioPharma, Inc. (a)	5,024	(5,426)
Baudax Bio, Inc. (a)	2,296	(4,064)
Becton Dickinson and Co.	100	(26,600)
Bellerophon Therapeutics, Inc. (a)	300	(708)
Bellicum Pharmaceuticals, Inc. (a)	1,170	(2,527)
Better Choice Co., Inc. (a)	600	(1,530)
Bio-Path Holdings, Inc. (a)	700	(2,688)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
BioCardia, Inc. (a)	200	$(414)
Biocept, Inc. (a)	4,210	(9,767)
Biolase, Inc. (a)	29,400	(10,384)
Biomerica, Inc. (a)	1,300	(5,811)
BioNano Genomics, Inc. (a)	49,500	(127,710)
BioSig Technologies, Inc. (a)	4,500	(5,175)
Biotricity, Inc. (a)	1,800	(4,086)
Bioventus, Inc., Class A (a)	100	(1,410)
BioVie, Inc. (a)	400	(1,888)
Blueprint Medicines Corp. (a)	2,500	(159,700)
Bolt Biotherapeutics, Inc. (a)	200	(548)
Bone Biologics Corp. (a)	5	(14)
Brainstorm Cell Therapeutics, Inc.	1,300	(4,368)
BriaCell Therapeutics Corp. (a)	5,700	(57,798)
Brickell Biotech, Inc. (a)	3,500	(936)
Bridgebio Pharma, Inc. (a)	200	(2,030)
Brooklyn ImmunoTherapeutics, Inc. (a)	700	(1,435)
Capital Senior Living Corp. (a)	46	(1,524)
Capricor Therapeutics, Inc. (a)	6,100	(20,923)
Cardiol Therapeutics, Inc., Class A (a)	4,600	(7,084)
CareMax, Inc. (a)	1,800	(13,446)
Caribou Biosciences, Inc. (a)	900	(8,262)
CASI Pharmaceuticals, Inc. (a)	6,500	(5,263)
Cassava Sciences, Inc. (a)	7,700	(285,978)
Catalent, Inc. (a)	2,300	(255,070)
Catalyst Biosciences, Inc. (a)	100	(66)
cbdMD, Inc. (a)	6,100	(6,344)
Celularity, Inc. (a)	200	(1,742)
Centene Corp. (a)	51,400	(4,327,366)
Centessa Pharmaceuticals plc, ADR (a)	2,500	(22,425)
Century Therapeutics, Inc. (a)	1,300	(16,367)
Cerevel Therapeutics Holdings, Inc. (a)	900	(31,509)
Certara, Inc. (a)	2,000	(42,960)
Check Cap Ltd. (a)	28,200	(10,942)
Chembio Diagnostics, Inc. (a)	10,100	(8,282)
Chimerix, Inc.	100	(458)
China Pharma Holdings, Inc. (a)	4,900	(1,911)
Citius Pharmaceuticals, Inc. (a)	600	(1,074)
Clarus Therapeutics Holdings, Inc. (a)	3,400	(5,066)
Clene, Inc. (a)	900	(3,546)
Clovis Oncology, Inc. (a)	37,500	(75,750)
Co-Diagnostics, Inc. (a)	12,100	(74,778)
Codex DNA, Inc. (a)	5,200	(27,924)
Codiak Biosciences, Inc. (a)	300	(1,881)
Cogent Biosciences, Inc. (a)	300	(2,247)
Conformis, Inc. (a)	14,400	(8,983)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Contra Aerpio Pharmaceuticals (d)	400	$0
ContraFect Corp. (a)	1,700	(6,205)
Corbus Pharmaceuticals Holdings, Inc. (a)	6,800	(3,614)
Creative Medical Technology Holdings, Inc. (a)	300	(1,170)
Cue Health, Inc. (a)	700	(4,515)
Cullinan Oncology, Inc. (a)	1,200	(12,564)
Danaher Corp.	900	(263,997)
Dare Bioscience, Inc. (a)	27,400	(40,826)
Design Therapeutics, Inc. (a)	2,600	(41,990)
DICE Therapeutics, Inc. (a)	2,200	(42,086)
Diffusion Pharmaceuticals, Inc. (a)	1,600	(400)
Dyadic International, Inc. (a)	1,200	(3,612)
Eagle Pharmaceuticals, Inc. (a)	700	(34,643)
Eargo, Inc. (a)	13,500	(71,415)
Edesa Biotech, Inc. (a)	2,200	(6,534)
Edgewise Therapeutics, Inc. (a)	1,300	(12,610)
Eiger BioPharmaceuticals, Inc. (a)	1,200	(9,960)
Eli Lilly & Co.	45,000	(12,886,650)
Eliem Therapeutics, Inc. (a)	200	(1,678)
ENDRA Life Sciences, Inc. (a)	3,600	(1,404)
Entrada Therapeutics, Inc. (a)	1,200	(11,268)
Enveric Biosciences, Inc. (a)	9,475	(3,127)
Enzo Biochem, Inc. (a)	500	(1,450)
EQRx, Inc. (a)	7,900	(32,627)
Equillium, Inc. (a)	1,100	(3,465)
Erasca, Inc. (a)	400	(3,440)
Eton Pharmaceuticals, Inc. (a)	1,500	(6,540)
Evofem Biosciences, Inc. (a)	53,000	(18,020)
Evoke Pharma, Inc. (a)	2,600	(1,287)
Exact Sciences Corp. (a)	3,700	(258,704)
Exicure, Inc. (a)	21,200	(4,229)
F-star Therapeutics, Inc. (a)	2,300	(8,165)
Fate Therapeutics, Inc. (a)	200	(7,754)
Fennec Pharmaceuticals, Inc. (a)	1,200	(6,720)
Finch Therapeutics Group, Inc. (a)	400	(2,012)
First Wave BioPharma, Inc. (a)	7,080	(7,505)
Fluidigm Corp. (a)	3,300	(11,847)
Fortress Biotech, Inc. (a)	1,300	(1,768)
Fulgent Genetics, Inc. (a)	8,200	(511,762)
Galectin Therapeutics, Inc. (a)	1,000	(1,610)
GBS, Inc. (a)	3,700	(2,895)
Gemini Therapeutics, Inc. (a)	2,000	(2,780)
Genocea Biosciences, Inc. (a)	1,100	(1,375)
Genprex, Inc. (a)	12,800	(28,928)
Geron Corp. (a)	26,300	(35,768)
Ginkgo Bioworks Holdings, Inc. (a)	4,200	(16,926)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Glaukos Corp. (a)	700	$(40,474)
GlaxoSmithKline plc, ADR	300	(13,068)
Graphite Bio, Inc. (a)	2,100	(10,710)
Greenwich Lifesciences, Inc. (a)	300	(5,886)
Guardant Health, Inc. (a)	1,200	(79,488)
Guardion Health Sciences, Inc. (a)	20,500	(4,748)
HCW Biologics, Inc. (a)	600	(1,638)
HeartBeam, Inc. (a)	500	(915)
Heat Biologics, Inc. (a)	28	(86)
Hepion Pharmaceuticals, Inc. (a)	6,500	(8,385)
Heron Therapeutics, Inc. (a)	23,400	(133,848)
Hookipa Pharma, Inc. (a)	9,000	(20,520)
Horizon Therapeutics plc (a)	12,700	(1,336,167)
Hoth Therapeutics, Inc. (a)	7,100	(4,913)
HTG Molecular Diagnostics, Inc. (a)	433	(602)
Humacyte, Inc. (a)	200	(1,412)
Humanigen, Inc. (a)	7,600	(22,876)
iBio, Inc. (a)	41,200	(17,642)
Icosavax, Inc. (a)	1,900	(13,376)
Idera Pharmaceuticals, Inc. (a)	2,400	(1,200)
IGM Biosciences, Inc. (a)	200	(5,346)
Ikena Oncology, Inc. (a)	1,600	(9,760)
Imago Biosciences, Inc. (a)	1,200	(23,124)
ImmunityBio, Inc. (a)	23,500	(131,835)
ImmunoPrecise Antibodies Ltd. (a)	1,000	(5,140)
IMV, Inc. (a)	3,600	(5,076)
Inari Medical, Inc. (a)	400	(36,256)
Indaptus Therapeutics, Inc. (a)	700	(2,800)
Inhibikase Therapeutics, Inc. (a)	1,700	(2,516)
Inmune Bio, Inc. (a)	3,000	(25,260)
Innovage Holding Corp. (a)	4,000	(25,680)
Inozyme Pharma, Inc. (a)	100	(409)
Inspire Medical Systems, Inc. (a)	700	(179,683)
Instil Bio, Inc. (a)	5,500	(59,125)
Insulet Corp. (a)	1,300	(346,307)
Intersect ENT, Inc. (a)	3,100	(86,831)
INVO BioScience, Inc. (a)	700	(1,848)
iRhythm Technologies, Inc. (a)	2,400	(377,928)
IsoPlexis Corp. (a)	900	(3,087)
IsoRay, Inc. (a)	700	(254)
Iterum Therapeutics plc (a)	36,300	(12,886)
Jaguar Health, Inc. (a)	27,466	(19,460)
Janux Therapeutics, Inc. (a)	1,400	(20,076)
Jupiter Wellness, Inc. (a)	3,800	(4,180)
Kala Pharmaceuticals, Inc. (a)	23,600	(32,568)
Keros Therapeutics, Inc. (a)	300	(16,314)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Kiniksa Pharmaceuticals Ltd., Class A (a)	3,400	$(33,796)
Kiromic BioPharma, Inc. (a)	300	(256)
Krystal Biotech, Inc. (a)	1,400	(93,156)
Lexaria Bioscience Corp. (a)	1,700	(5,593)
Lexicon Pharmaceuticals, Inc. (a)	2,700	(5,643)
LHC Group, Inc. (a)	1,000	(168,600)
LianBio, ADR (a)	200	(742)
LifeStance Health Group, Inc. (a)	17,300	(174,903)
Liminal BioSciences, Inc. (a)	1,600	(1,616)
Lixte Biotechnology Holdings, Inc. (a)	100	(121)
Longboard Pharmaceuticals, Inc. (a)	400	(2,076)
Longeveron , Inc. (a)	700	(9,660)
Lucid Diagnostics, Inc. (a)	2,900	(9,744)
Lucira Health, Inc. (a)	3,200	(11,424)
Lyell Immunopharma, Inc. (a)	3,600	(18,180)
Marpai, Inc., Class A (a)	1,200	(2,160)
Matinas BioPharma Holdings, Inc. (a)	6,045	(4,863)
MaxCyte, Inc. (a)	100	(699)
MediciNova, Inc. (a)	1,200	(3,204)
Metacrine, Inc. (a)	1,000	(610)
Microbot Medical, Inc. (a)	1,500	(9,405)
Milestone Scientific, Inc. (a)	3,100	(4,712)
Mind Medicine MindMed, Inc. (a)	200	(222)
Minerva Neurosciences, Inc. (a)	2,800	(2,325)
Mirati Therapeutics, Inc. (a)	1,600	(131,552)
Moderna, Inc. (a)	2,900	(499,554)
ModivCare, Inc. (a)	500	(57,695)
Moleculin Biotech, Inc. (a)	2,900	(5,162)
Monte Rosa Therapeutics, Inc. (a)	2,000	(28,040)
Motus GI Holdings, Inc. (a)	17,300	(6,226)
MyMD Pharmaceuticals, Inc. (a)	1,200	(5,592)
Myriad Genetics, Inc. (a)	1,200	(30,240)
Nabriva Therapeutics plc (a)	12,500	(5,250)
NanoVibronix, Inc. (a)	10,000	(11,600)
Nautilus Biotechnology, Inc. (a)	2,600	(11,284)
Nemaura Medical, Inc. (a)	200	(874)
Neogen Corp. (a)	2,300	(70,932)
Neovasc, Inc. (a)	8,100	(3,467)
Neurobo Pharmaceuticals, Inc. (d)	92	(29)
Neurobo Pharmaceuticals, Inc. (a)	3,600	(3,248)
NeuroPace, Inc. (a)	600	(4,926)
Novavax, Inc. (a)	27,400	(2,018,010)
NRX Pharmaceuticals, Inc. (a)	700	(1,715)
Nuvalent, Inc., Class A (a)	1,600	(22,224)
Nymox Pharmaceutical Corp. (a)	2,000	(2,520)
Oak Street Health, Inc. (a)	900	(24,192)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Ocugen, Inc. (a)	77,300	$(255,090)
Omega Therapeutics, Inc. (a)	100	(624)
Omnicell, Inc. (a)	900	(116,541)
Oncocyte Corp. (a)	600	(894)
OpGen, Inc. (a)	2,300	(1,725)
OPKO Health, Inc. (a)	7,799	(26,829)
Optinose, Inc. (a)	1,600	(3,952)
Option Care Health, Inc. (a)	3,700	(105,672)
Oragenics, Inc. (a)	28,300	(9,749)
OraSure Technologies, Inc. (a)	7,800	(52,884)
Organon & Co.	21,700	(757,981)
Orgenesis, Inc. (a)	800	(2,776)
OrthoPediatrics Corp. (a)	1,000	(53,990)
Ovid therapeutics, Inc. (a)	3,400	(10,676)
Owens & Minor, Inc.	11,800	(519,436)
Owlet, Inc. (a)	200	(890)
Oyster Point Pharma, Inc. (a)	1,200	(13,968)
Palatin Technologies, Inc. (a)	1,400	(644)
Panbela Therapeutics, Inc. (a)	100	(211)
Paragon 28, Inc. (a)	2,000	(33,480)
Pardes Biosciences, Inc. (a)	1,200	(8,664)
PDL BioPharma, Inc. (a),(d)	4,500	(11,115)
Penumbra, Inc. (a)	1,100	(244,343)
PerkinElmer, Inc.	4,900	(854,854)
PharmaCyte Biotech, Inc. (a)	4,000	(9,200)
PhaseBio Pharmaceuticals, Inc. (a)	700	(924)
Pluristem Therapeutics, Inc. (a)	1,000	(2,070)
Point Biopharma Global, Inc. (a)	100	(797)
PolarityTE, Inc. (a)	13,600	(3,332)
Poseida Therapeutics, Inc. (a)	1,200	(5,376)
Predictive Oncology, Inc. (a)	12,100	(11,822)
PROCEPT BioRobotics Corp. (a)	900	(31,491)
Profound Medical Corp. (a)	300	(2,700)
Progenity, Inc. (a)	66,200	(76,792)
Prometheus Biosciences, Inc. (a)	500	(18,880)
Protalix BioTherapeutics, Inc. (a)	7,400	(7,844)
PTC Therapeutics, Inc. (a)	1,400	(52,234)
Pulmonx Corp. (a)	300	(7,443)
Qualigen Therapeutics, Inc. (a)	9,200	(6,072)
Quantum-Si, Inc. (a)	200	(936)
Quidel Corp. (a)	8,600	(967,156)
Rallybio Corp. (a)	200	(1,396)
Rapid Micro Biosystems, Inc., Class A (a)	1,200	(8,148)
Recro Pharma, Inc. (a)	600	(1,080)
Relay Therapeutics, Inc. (a)	1,100	(32,923)
RenovoRx, Inc. (a)	500	(1,465)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Repro-Med Systems, Inc. (a)	400	$(1,144)
ReShape Lifesciences, Inc. (a)	2,000	(2,360)
ResMed, Inc.	1,800	(436,518)
Retractable Technologies, Inc. (a)	3,500	(16,625)
Reviva Pharmaceuticals Holdings, Inc. (a)	1,200	(2,952)
Rockwell Medical, Inc. (a)	13,500	(6,363)
SAB Biotherapeutics, Inc. (a)	400	(1,504)
Sage Therapeutics, Inc. (a)	1,900	(62,890)
Sanara Medtech, Inc. (a)	100	(2,775)
Science 37 Holdings, Inc. (a)	700	(3,745)
SCYNEXIS, Inc. (a)	400	(1,564)
Seagen, Inc. (a)	9,400	(1,354,070)
Second Sight Medical Products, Inc. (a)	9,100	(13,013)
Seer, Inc. (a)	2,800	(42,672)
SELLAS Life Sciences Group, Inc. (a)	2,867	(19,152)
Sema4 Holdings Corp. (a)	600	(1,842)
Senseonics Holdings, Inc. (a)	151,000	(297,470)
Sera Prognostics, Inc., Class A (a)	400	(1,516)
Sesen Bio, Inc. (a)	268	(162)
Shockwave Medical, Inc. (a)	1,100	(228,096)
SIGA Technologies, Inc. (a)	600	(4,254)
Silk Road Medical, Inc. (a)	200	(8,258)
Singular Genomics Systems, Inc. (a)	900	(5,679)
Soligenix, Inc. (a)	4,800	(3,504)
Sonendo, Inc. (a)	800	(3,208)
Sonoma Pharmaceuticals, Inc. (a)	900	(3,609)
Sorrento Therapeutics, Inc. (a)	81,300	(189,429)
Sotera Health Co. (a)	8,500	(184,110)
Spruce Biosciences, Inc. (a)	4,800	(9,648)
Statera Biopharma, Inc. (a)	1,600	(504)
STERIS plc	900	(217,593)
Summit Therapeutics, Inc. (a)	400	(980)
Sundial Growers, Inc. (a)	300,900	(210,630)
Surface Oncology, Inc. (a)	1,100	(3,234)
Surgalign Holdings, Inc. (a)	5,200	(1,582)
Surgery Partners, Inc. (a)	1,500	(82,575)
Synaptogenix, Inc. (a)	1,800	(13,932)
Synthetic Biologics, Inc. (a)	500	(143)
T2 Biosystems, Inc. (a)	18,000	(9,434)
Talaris Therapeutics, Inc. (a)	100	(984)
Tango Therapeutics, Inc. (a)	2,400	(18,192)
Taro Pharmaceutical Industries Ltd. (a)	200	(8,652)
Teladoc Health, Inc. (a)	20,100	(1,449,813)
Tenax Therapeutics, Inc. (a)	800	(648)
Tenaya Therapeutics, Inc. (a)	1,700	(20,026)
Terns Pharmaceuticals, Inc. (a)	100	(297)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
TherapeuticsMD, Inc. (a)	14,500	$(5,510)
Theratechnologies, Inc. (a)	100	(245)
Thermo Fisher Scientific, Inc.	500	(295,325)
ThermoGenesis Holdings, Inc. (a)	600	(408)
Theseus Pharmaceuticals, Inc. (a)	600	(6,918)
Thorne HealthTech, Inc. (a)	1,400	(8,904)
Titan Medical, Inc. (a)	7,800	(4,109)
Titan Pharmaceuticals, Inc. (a)	2,300	(2,200)
Tivic Health Systems, Inc. (a)	1,200	(1,908)
Tonix Pharmaceuticals Holding Corp. (a)	24,700	(5,686)
Treace Medical Concepts, Inc., Class C (a)	3,200	(60,512)
Tyra Biosciences, Inc. (a)	1,000	(10,700)
Ultragenyx Pharmaceutical, Inc. (a)	800	(58,096)
Unicycive Therapeutics, Inc. (a)	2,200	(2,838)
United Therapeutics Corp. (a)	400	(71,764)
UnitedHealth Group, Inc.	300	(152,991)
Universal Health Services, Inc., Class B	200	(28,990)
UpHealth, Inc. (a)	2,100	(2,478)
UroGen Pharma Ltd. (a)	600	(5,226)
Vaccinex, Inc. (a)	8,793	(11,607)
Vallon Pharmaceuticals, Inc. (a)	400	(752)
Vaxart, Inc. (a)	26,400	(133,056)
Vaxcyte, Inc. (a)	700	(16,905)
Vaxxinity, Inc., Class A (a)	500	(2,150)
Ventyx Biosciences, Inc. (a)	400	(5,428)
Veracyte, Inc. (a)	3,800	(104,766)
Verve Therapeutics, Inc. (a)	1,800	(41,076)
Viatris, Inc.	22,500	(244,800)
Viemed Healthcare, Inc. (a)	1,900	(9,462)
Vir Biotechnology, Inc. (a)	6,400	(164,608)
Virpax Pharmaceuticals, Inc. (a)	600	(1,332)
Vivos Therapeutics, Inc. (a)	2,700	(7,236)
VolitionRX Ltd. (a)	2,100	(6,321)
Vor BioPharma, Inc. (a)	1,600	(9,664)
Voyager Therapeutics, Inc. (a)	7,700	(58,674)
vTv Therapeutics, Inc., Class A (a)	6,900	(4,982)
Vyant Bio, Inc. (a)	200	(286)
VYNE Therapeutics, Inc. (a)	6,300	(4,096)
WaVe Life Sciences Ltd. (a)	2,400	(4,800)
West Pharmaceutical Services, Inc.	100	(41,071)
X4 Pharmaceuticals, Inc. (a)	900	(1,575)
Xeris Biopharma Holdings, Inc. (a)	17,142	(43,884)
Xtant Medical Holdings, Inc. (a)	1,500	(1,020)
Y-mAbs Therapeutics, Inc. (a)	500	(5,940)
Yumanity Therapeutics, Inc. (a)	2,500	(3,750)
Zimmer Biomet Holdings, Inc.	400	(51,160)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Zivo Bioscience, Inc. (a)	500	$(1,940)
Zomedica Corp. (a)	258,600	(87,148)
Zosano Pharma Corp. (a)	61,696	(13,882)
Zynex, Inc. (a)	1,800	(11,214)

		(44,902,187)

Industrial Products — (0.4)%
3M Co.	200	(29,776)
Advanced Energy Industries, Inc.	2,000	(172,160)
Aeroclean Technologies, Inc. (a)	100	(360)
AeroVironment, Inc. (a)	100	(9,414)
AerSale Corp. (a)	100	(1,572)
AEye, Inc. (a)	9,500	(51,965)
AgEagle Aerial Systems, Inc. (a)	27,800	(33,082)
Agrify Corp. (a)	2,900	(13,427)
Alpine 4 Holdings, Inc. (a)	600	(630)
American Rebel Holdings, Inc. (a)	100	(180)
AMMO, Inc. (a)	30,200	(144,960)
Archer Aviation, Inc., Class A (a)	700	(3,367)
Astec Industries, Inc.	600	(25,800)
Astra Space, Inc. (a)	400	(1,544)
Astrotech Corp. (a)	5,200	(3,749)
Atkore, Inc. (a)	2,000	(196,880)
Berkshire Grey, Inc. (a)	1,300	(3,744)
Blink Charging Co. (a)	9,300	(246,078)
Blue Bird Corp. (a)	1,700	(31,994)
Boeing Co. (a)	19,100	(3,657,650)
Byrna Technologies, Inc. (a)	1,400	(11,438)
CAE, Inc. (a)	200	(5,216)
CEA Industries, Inc. (a)	2,600	(6,526)
Cemtrex, Inc. (a)	1,400	(882)
Chart Industries, Inc. (a)	2,200	(377,894)
Cognex Corp.	200	(15,430)
Deere & Co.	10,300	(4,279,238)
Eastman Kodak Co. (a)	21,800	(142,790)
Energous Corp. (a)	11,200	(13,440)
Energy Focus, Inc. (a)	2,100	(2,856)
FARO Technologies, Inc. (a)	200	(10,384)
FreightCar America, Inc. (a)	2,600	(15,366)
Fuel Tech, Inc. (a)	5,900	(8,555)
Generac Holdings, Inc. (a)	3,800	(1,129,588)
GreenPower Motor Co., Inc. (a)	700	(4,795)
Grom Social Enterprises, Inc. (a)	4,500	(4,770)
Helios Technologies, Inc.	400	(32,100)
Hillenbrand, Inc.	2,000	(88,340)
Hillman Solutions Corp. (a)	10,600	(125,928)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Hydrofarm Holdings Group, Inc. (a)	8,500	$(128,775)
Hyzon Motors, Inc. (a)	3,900	(24,921)
Ideal Power, Inc. (a)	800	(7,040)
Ingersoll Rand, Inc.	42,252	(2,127,388)
IntriCon Corp. (a)	300	(7,158)
Joby Aviation, Inc. (a)	5,100	(33,762)
John Bean Technologies Corp.	900	(106,623)
Kelso Technologies, Inc. (a)	3,000	(1,410)
Kratos Defense & Security Solutions, Inc. (a)	100	(2,048)
L3Harris Technologies, Inc.	2,900	(720,563)
Lion Electric Co. (The) (a)	200	(1,680)
Mechanical Technology, Inc. (a)	2,300	(25,323)
Mirion Technologies, Inc. (a)	10,500	(84,735)
Momentus, Inc. (a)	200	(638)
Northrop Grumman Corp.	1,100	(491,942)
Novanta, Inc. (a)	600	(85,374)
Nuvve Holding Corp. (a)	700	(5,523)
Polar Power, Inc. (a)	300	(960)
Raytheon Technologies Corp.	33,400	(3,308,938)
RBC Bearings, Inc. (a)	400	(77,552)
Redwire Corp. (a)	900	(7,632)
Regal Beloit Corp.	2,200	(327,316)
Research Frontiers, Inc. (a)	1,500	(2,880)
Rocket Lab USA, Inc. (a)	100	(805)
Sarcos Technology and Robotics Corp. (a)	1,300	(8,645)
SmartRent, Inc. (a)	400	(2,024)
SPX FLOW, Inc.	9,499	(819,004)
Stanley Black & Decker, Inc.	200	(27,958)
Sypris Solutions, Inc. (a)	1,300	(3,497)
TAT Technologies Ltd. (a)	100	(608)
Toughbuilt Industries, Inc. (a)	32,700	(5,706)
Universal Security Instruments, Inc. (a)	800	(3,400)
Urban-Gro, Inc. (a)	2,300	(24,702)
Vertiv Holdings Co.	4,300	(60,200)
Virgin Orbit Holdings, Inc. (a)	100	(730)
Vontier Corp.	100	(2,539)
Welbilt, Inc. (a)	9,900	(235,125)
Westinghouse Air Brake Technologies Corp.	2,700	(259,659)
Wrap Technologies, Inc. (a)	400	(1,080)
Xometry, Inc., Class A (a)	6,600	(242,550)

		(20,182,281)

Industrial Services — (0.1)%
ABM Industries, Inc.	100	(4,604)
AECOM	200	(15,362)
Alexco Resource Corp. (a)	6,000	(9,300)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Alight, Inc., Class A (a)	9,500	$(94,525)
AMERCO (a)	200	(119,388)
API Group Corp. (a)	3,300	(69,399)
Applied Industrial Technologies, Inc.	500	(51,330)
Arcosa, Inc.	2,100	(120,225)
Canadian Pacific Railway Ltd.	9,430	(778,352)
Centrus Energy Corp., Class A (a)	1,600	(53,920)
CH Robinson Worldwide, Inc.	3,700	(398,527)
ClearSign Technologies Corp. (a)	200	(326)
Core & Main, Inc., Class A (a)	1,000	(24,190)
Denison Mines Corp. (a)	161,800	(258,880)
DHT Holdings, Inc.	5,900	(34,220)
EVI Industries, Inc. (a)	100	(1,859)
Fastenal Co.	900	(53,460)
FedEx Corp.	100	(23,139)
First Advantage Corp. (a)	2,200	(44,418)
Frontier Group Holdings, Inc. (a)	1,000	(11,330)
GEE Group, Inc. (a)	16,600	(9,167)
H&R Block, Inc.	33,100	(861,924)
Harsco Corp. (a)	2,400	(29,376)
Healthcare Services Group, Inc.	200	(3,714)
Ideanomics, Inc. (a)	99,900	(111,888)
International Seaways, Inc.	1,956	(35,286)
iSun, Inc. (a)	700	(2,870)
Latham Group, Inc. (a)	7,400	(97,976)
Li-Cycle Holdings Corp. (a)	200	(1,690)
Matson, Inc.	3,200	(385,984)
Montrose Environmental Group, Inc. (a)	700	(37,051)
Nordic American Tankers Ltd.	1,700	(3,621)
NV5 Global, Inc. (a)	300	(39,990)
Old Dominion Freight Line, Inc.	300	(89,604)
Orbital Energy Group, Inc. (a)	23,900	(43,976)
Quanta Services, Inc.	8,600	(1,131,846)
Rollins, Inc.	100	(3,505)
Schnitzer Steel Industries, Inc., Class A	600	(31,164)
Seanergy Maritime Holdings	32,900	(37,506)
Southwest Airlines Co. (a)	38,400	(1,758,720)
Sovos Brands, Inc. (a)	4,300	(60,974)
Sterling Check Corp. (a)	4,000	(105,720)
Sun Country Airlines Holdings, Inc. (a)	2,800	(73,304)
Team, Inc. (a)	2,300	(5,083)
Teekay Tankers Ltd., Class A (a)	2,037	(28,192)
TFI International, Inc.	300	(31,953)
TOMI Environmental Solutions, Inc. (a)	2,000	(1,815)
TOP Ships, Inc. (a)	14,000	(14,560)
TopBuild Corp. (a)	300	(54,417)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
TrueBlue, Inc. (a)	300	$(8,667)
Vertex Energy, Inc. (a)	10,400	(103,376)
Vivint Smart Home, Inc. (a)	7,900	(53,404)
WESCO International, Inc. (a)	3,700	(481,518)
Willdan Group, Inc. (a)	700	(21,483)
WW Grainger, Inc.	300	(154,737)

		(8,082,815)

Insurance — (0.2)%
Aflac, Inc.	19,800	(1,274,922)
American Financial Group, Inc.	300	(43,686)
American International Group, Inc.	38,800	(2,435,476)
Aon plc, Class A	1,200	(390,756)
Arthur J Gallagher & Co.	3,400	(593,640)
Assurant, Inc.	1,700	(309,111)
Atlantic American Corp.	300	(930)
Berkshire Hathaway, Inc., Class B (a)	10,800	(3,811,428)
Chubb Ltd.	1,900	(406,410)
Cincinnati Financial Corp.	1,700	(231,132)
Enstar Group Ltd. (a)	100	(26,115)
Goosehead Insurance, Inc., Class A (a)	1,100	(86,427)
James River Group Holdings Ltd.	100	(2,474)
Kemper Corp.	600	(33,924)
Loews Corp.	2,400	(155,568)
MetLife, Inc.	19,800	(1,391,544)
MetroMile, Inc. (a)	400	(528)
Principal Financial Group, Inc.	400	(29,364)
ProAssurance Corp.	400	(10,752)
Progressive Corp. (The)	1,400	(159,586)
Prudential Financial, Inc.	12,800	(1,512,576)
Ryan Specialty Group Holdings, Inc., Class A (a)	4,000	(155,160)
Selective Insurance Group, Inc.	500	(44,680)
Selectquote, Inc. (a)	500	(1,395)
SiriusPoint Ltd. (a)	800	(5,984)
Sun Life Financial, Inc.	3,400	(189,822)

		(13,303,390)

Leisure Products — (0.0)%
Twin Vee PowerCats Co. (a)	414	(1,726)

Materials — (0.3)%
Advanced Drainage Systems, Inc.	6,300	(748,503)
Agnico Eagle Mines Ltd.	39	(2,388)
Almaden Minerals Ltd., Class B (a)	9,800	(3,512)
American Resources Corp. (a)	22,100	(56,797)
Americas Gold & Silver Corp. (a)	20,600	(22,248)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Arconic Corp. (a)	800	$(20,496)
Ardagh Metal Packaging SA (a)	8,600	(69,918)
Avient Corp.	2,000	(96,000)
Avino Silver & Gold Mines Ltd. (a)	10,100	(9,494)
Axalta Coating Systems Ltd. (a)	600	(14,748)
Ball Corp.	6,600	(594,000)
Berry Global Group, Inc. (a)	1,300	(75,348)
Cabot Corp.	500	(34,205)
Cleveland-Cliffs, Inc. (a)	45,500	(1,465,555)
Commercial Metals Co.	100	(4,162)
Comstock Mining, Inc. (a)	4,600	(7,682)
CPS Technologies Corp. (a)	3,500	(18,235)
Diversey Holdings Ltd. (a)	10,900	(82,513)
EMX Royalty Corp. (a)	100	(217)
Encore Wire Corp.	2,000	(228,140)
Energy Fuels, Inc. (a)	52,400	(479,460)
Equinox Gold Corp. (a)	39,300	(325,011)
Ferro Corp. (a)	13,600	(295,664)
Ferroglobe plc (a)	300	(2,310)
First Majestic Silver Corp.	22,700	(298,732)
FMC Corp.	6,600	(868,362)
Galiano Gold, Inc. (a)	7,200	(3,980)
GCP Applied Technologies, Inc. (a)	2,700	(84,834)
Glatfelter Corp.	300	(3,714)
Golden Minerals Co. (a)	5,000	(2,504)
Graphic Packaging Holding Co.	3,900	(78,156)
Great Panther Mining Ltd. (a)	10,700	(2,686)
Greif, Inc., Class A	500	(32,530)
Huntsman Corp.	200	(7,502)
International Flavors & Fragrances, Inc.	7,500	(984,975)
International Tower Hill Mines Ltd. (a)	1,600	(1,570)
IT Tech Packaging, Inc. (a)	4,300	(957)
Kaiser Aluminum Corp.	700	(65,912)
Koppers Holdings, Inc.	200	(5,504)
Largo, Inc. (a)	200	(2,540)
Lightwave Logic, Inc. (a)	400	(3,844)
Louisiana-Pacific Corp.	1,400	(86,968)
LyondellBasell Industries NV, Class A	800	(82,256)
MAG Silver Corp. (a)	3,400	(54,978)
Meta Materials, Inc. (a)	102,450	(171,092)
Metalla Royalty & Streaming Ltd. (a)	3,200	(22,624)
NexGen Energy Ltd. (a)	2,700	(15,282)
Northern Dynasty Minerals Ltd. (a)	29,800	(12,367)
Nouveau Monde Graphite, Inc. (a)	300	(2,079)
Novagold Resources, Inc. (a)	3,400	(26,282)
Nucor Corp.	19,100	(2,839,215)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Nutrien Ltd.	8,700	$(904,713)
Orla Mining Ltd. (a)	2,300	(11,017)
Pactiv Evergreen, Inc.	1,700	(17,102)
Quaker Chemical Corp.	500	(86,405)
Reliance Steel & Aluminum Co.	2,500	(458,375)
Rogers Corp. (a)	3,800	(1,032,460)
RPM International, Inc.	3,000	(244,320)
SilverCrest Metals, Inc. (a)	15,200	(135,432)
Simpson Manufacturing Co., Inc.	100	(10,904)
SiNtx Technologies, Inc. (a)	4,559	(2,781)
Solitario Zinc Corp. (a)	2,600	(2,194)
Sonoco Products Co.	100	(6,256)
SSR Mining, Inc.	10,500	(228,375)
Steel Dynamics, Inc.	7,500	(625,725)
Trilogy Metals, Inc. (a)	300	(315)
TriMas Corp.	200	(6,418)
UFP Industries, Inc.	2,200	(169,752)
United States Antimony Corp. (a)	16,100	(10,385)
Ur-Energy, Inc.	100	(160)
Uranium Energy Corp. (a)	15,100	(69,309)
Uranium Royalty Corp. (a)	1,000	(3,930)
Valvoline, Inc.	100	(3,156)
View, Inc. (a)	9,500	(17,480)
WD-40 Co.	300	(54,969)
Western Copper & Gold Corp. (a)	4,900	(11,515)
Westlake Corp.	1,200	(148,080)
Worthington Industries, Inc.	300	(15,423)
Zymergen, Inc. (a)	3,000	(8,670)

		(14,703,672)

Media — (0.7)%
Activision Blizzard, Inc.	400	(32,044)
Acuityads Holding, Inc. (a)	100	(315)
Advantage Solutions, Inc. (a)	5,100	(32,538)
AppLovin Corp., Class A (a)	6,400	(352,448)
AutoWeb, Inc. (a)	1,100	(2,541)
Blade Air Mobility, Inc. (a)	100	(849)
Boston Omaha Corp., Class A (a)	900	(22,833)
Chicken Soup For The Soul Entertainment, Inc. (a)	700	(5,593)
Cinedigm Corp., Class A (a)	28,000	(22,781)
DISH Network Corp., Class A (a)	200	(6,330)
Engine Gaming and Media, Inc. (a)	2,000	(3,710)
Enthusiast Gaming Holdings, Inc. (a)	1,800	(4,356)
Entravision Communications Corp., Class A	2,300	(14,743)
EW Scripps Co., Class A (a)	3,700	(76,923)
Expedia Group Inc. (a)	100	(19,567)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Focus Universal, Inc. (a)	900	$(12,060)
Fox Corp., Class A	21,800	(860,010)
fuboTV, Inc. (a)	4,900	(32,193)
Gannett Co., Inc. (a)	1,600	(7,216)
Gray Television, Inc.	2,100	(46,347)
Groupon, Inc. (a)	9,700	(186,531)
IAC / Inter Active Corp. (a)	7,500	(752,100)
Interpublic Group of Cos., Inc. (The)	5,200	(184,340)
Inuvo, Inc. (a)	16,400	(8,036)
IZEA Worldwide, Inc. (a)	15,200	(25,232)
Liberty Broadband Corp., Class C (a)	12,600	(1,705,032)
LiveOne, Inc. (a)	2,100	(1,714)
Lyft, Inc., Class A (a)	38,923	(1,494,643)
Marin Software, Inc. (a)	1,600	(4,608)
Match Group, Inc. (a)	24,100	(2,620,634)
Media General, Inc. (d)	12,100	0
MediaAlpha, Inc., Class A (a)	1,100	(18,205)
Mobiquity Technologies, Inc. (a)	200	(312)
Nerdy, Inc. (a)	2,500	(12,725)
Nexstar Media Group, Inc., Class A	3,311	(624,057)
Nextdoor Holdings, Inc. (a)	2,300	(13,777)
NextPlay Technologies, Inc. (a)	14,139	(7,776)
Opendoor Technologies, Inc. (a)	67,000	(579,550)
Paltalk, Inc. (a)	3,500	(9,065)
Playtika Holding Corp. (a)	9,000	(173,970)
Recruiter.com Group, Inc. (a)	100	(273)
Remark Holdings, Inc. (a)	37,500	(30,690)
Reservoir Media, Inc. (a)	300	(2,949)
Roku, Inc. (a)	13,900	(1,741,253)
RumbleON, Inc., Class B (a)	1,900	(64,999)
Salem Media Group, Inc. (a)	2,300	(7,797)
Scholastic Corp.	600	(24,168)
Snap, Inc., Class A (a)	1,800	(64,782)
SRAX, Inc. (a)	2,300	(11,109)
Stagwell, Inc. (a)	2,700	(19,548)
Stran & Co., Inc. (a)	2,500	(4,375)
Take-Two Interactive Software, Inc. (a)	2,700	(415,098)
TEGNA, Inc.	300	(6,720)
Thryv Holdings, Inc. (a)	100	(2,812)
Trade Desk, Inc. (The), Class A (a)	7,900	(547,075)
Troika Media Group, Inc. (a)	2,700	(2,835)
Uber Technologies, Inc. (a)	322,700	(11,513,936)
ViacomCBS, Inc., Class B	61,100	(2,310,191)
Walt Disney Co. (a)	82,500	(11,315,700)
Zillow Group, Inc., Class A (a)	3,200	(154,336)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
ZW Data Action Technologies, Inc. (a)	4,400	$(3,255)

		(38,221,605)

Medical Equipment & Devices — (0.0)%
PetVivo Holdings, Inc. (a)	2,200	(4,488)

Metals & Mining — (0.0)%
Standard Lithium Ltd. (a)	5,100	(44,880)

Oil & Gas — (0.6)%
Baker Hughes a GE Co.	8,900	(324,049)
Callon Petroleum Co. (a)	800	(47,264)
Camber Energy, Inc. (a)	108,900	(92,184)
Cenovus Energy, Inc.	39,000	(650,520)
Chesapeake Energy Corp.	18,992	(1,652,304)
Chevron Corp.	32,700	(5,324,541)
ConocoPhillips	2,600	(260,000)
Coterra Energy, Inc.	29,200	(787,524)
Crescent Energy, Inc., Class A	6,020	(104,387)
Denbury, Inc. (a)	5,200	(408,564)
Devon Energy Corp.	64,083	(3,789,228)
DTE Midstream LLC	5,500	(298,430)
Enbridge, Inc.	76,500	(3,525,885)
EOG Resources, Inc.	1,700	(202,691)
Equitrans Midstream Corp.	54,500	(459,980)
Expro Group Holdings NV (a)	5,200	(92,456)
Exxon Mobil Corp.	3,477	(287,165)
EzFill Holdings, Inc. (a)	500	(525)
Gulfport Energy Operating Corp. (a)	500	(44,910)
ION Geophysical Corp. (a)	10,400	(9,069)
KLX Energy Services Holdings, Inc. (a)	3,700	(19,129)
Laredo Petroleum, Inc. (a)	3,050	(241,377)
Liberty Oilfield Services, Inc., Class A (a)	7,000	(103,740)
Marathon Petroleum Corp.	1,800	(153,900)
New Fortress Energy LLC	10,800	(460,188)
NOV, Inc.	100	(1,961)
ONEOK, Inc.	29,600	(2,090,648)
Par Pacific Holdings, Inc. (a)	4,400	(57,288)
PDC Energy, Inc.	16	(1,163)
Pioneer Natural Resources Co.	7,100	(1,775,213)
RPC, Inc. (a)	12,500	(133,375)
Sino-Global Shipping America Ltd. (a)	6,700	(93,934)
TC Energy Corp.	18,000	(1,015,560)
Tellurian, Inc. (a)	12,900	(68,370)
TETRA Technologies, Inc. (a)	600	(2,466)
US Well Services, Inc. (a)	27,700	(30,470)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Valero Energy Corp.	10,286	$(1,044,440)
Williams Cos., Inc.	146,000	(4,877,860)

		(30,532,758)

Real Estate — (0.5)%
Acadia Realty Trust	7,100	(153,857)
Alexandria Real Estate Equities, Inc.	10,200	(2,052,750)
Americold Realty Trust	44,100	(1,229,508)
Apartment Income REIT Corp.	700	(37,422)
Ashford Hospitality Trust, Inc. (a)	2,500	(25,500)
Boston Properties, Inc.	12,000	(1,545,600)
Brandywine Realty Trust	6,400	(90,496)
Brixmor Property Group, Inc.	2,100	(54,201)
CBRE Group, Inc., Class A (a)	1,700	(155,584)
Corporate Office Properties Trust	1,700	(48,518)
Cousins Properties, Inc.	3,398	(136,906)
DiamondRock Hospitality Co. (a)	6,400	(64,640)
Douglas Emmett, Inc.	5,400	(180,468)
Duke Realty Corp.	400	(23,224)
Empire State Realty Trust, Inc.	1,100	(10,802)
Equity Commonwealth (a)	1,300	(36,673)
Equity Residential	10,300	(926,176)
Essex Property Trust, Inc.	3,200	(1,105,536)
Fathom Holdings, Inc. (a)	500	(5,350)
Gaming and Leisure Properties, Inc.	100	(4,693)
Gaucho Group Holdings, Inc. (a)	1,200	(3,096)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	100	(4,743)
Host Hotels & Resorts, Inc.	164,000	(3,186,520)
InvenTrust Properties Corp.	4,300	(132,354)
Iron Mountain, Inc.	13,400	(742,494)
Jones Lang LaSalle, Inc. (a)	1,200	(287,352)
Kilroy Realty Corp.	900	(68,778)
Kimco Realty Corp.	44,800	(1,106,560)
Kite Realty Group Trust	25,000	(569,250)
Medical Properties Trust, Inc.	600	(12,684)
Newmark Group, Inc., Class A	1,400	(22,288)
Offerpad Solutions, Inc. (a)	2,000	(10,060)
Omega Healthcare Investors, Inc.	9,400	(292,904)
Orion Office REIT, Inc.	1,400	(19,600)
Pebblebrook Hotel Trust	3,000	(73,440)
PotlatchDeltic Corp.	6,521	(343,852)
Prologis, Inc.	900	(145,332)
Public Storage	100	(39,028)
Rayonier, Inc.	3,900	(160,368)
Realty Income Corp.	6,000	(415,800)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Regency Centers Corp.	14,100	$(1,005,894)
Rexford Industrial Realty, Inc.	2,400	(179,016)
Ryman Hospitality Properties, Inc. (a)	3,700	(343,249)
Saul Centers, Inc.	200	(10,540)
Simon Property Group, Inc.	2,000	(263,120)
SL Green Realty Corp.	8,151	(661,698)
Sunstone Hotel Investors, Inc. (a)	300	(3,534)
Tricon Residential, Inc.	500	(7,940)
UDR, Inc.	13,100	(751,547)
Ventas, Inc.	33,838	(2,089,835)
VICI Properties, Inc.	89,900	(2,558,554)
Vornado Realty Trust	18,900	(856,548)
Washington Real Estate Investment Trust	6,200	(158,100)
Welltower, Inc.	28,200	(2,711,148)
Weyerhaeuser Co.	52,800	(2,001,120)
Xenia Hotels & Resorts, Inc. (a)	100	(1,929)

		(29,128,179)

Renewable Energy — (0.1)%
Advent Technologies Holdings, Inc. (a)	3,100	(7,192)
Alto Ingredients, Inc. (a)	2,400	(16,368)
Ameresco, Inc., Class A (a)	2,700	(214,650)
Archaea Energy, Inc. (a)	6,300	(138,159)
Array Technologies, Inc. (a)	48,400	(545,468)
Beam Global (a)	900	(18,405)
Broadwind, Inc. (a)	6,000	(13,020)
Cleanspark, Inc. (a)	12,500	(154,625)
Eos Energy Enterprises, Inc. (a)	300	(1,254)
ESS Tech, Inc. (a)	100	(557)
First Solar, Inc. (a)	15,000	(1,256,100)
Fluence Energy, Inc. (a)	5,200	(68,172)
Flux Power Holdings, Inc. (a)	2,500	(6,675)
FuelCell Energy, Inc. (a)	7,529	(43,367)
Gevo, Inc. (a)	6,600	(30,888)
Green Plains, Inc. (a)	2,500	(77,525)
Maxeon Solar Technologies Ltd. (a)	2,400	(34,752)
Montauk Renewables, Inc. (a)	800	(8,960)
Plug Power, Inc. (a)	50,100	(1,433,361)
Renewable Energy Group, Inc. (a)	9,100	(551,915)
Shoals Technologies Group, Inc., Class A (a)	20,800	(354,432)
SolarEdge Technologies, Inc. (a)	1,500	(483,555)
Sunnova Energy International, Inc. (a)	2,200	(50,732)
Sunrun, Inc. (a)	64,115	(1,947,173)
Sunworks, Inc. (a)	10,500	(26,460)

		(7,483,765)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Retail & Wholesale—Discretionary — (0.3)%
1847 Goedeker, Inc. (a)	38,200	$(73,344)
1stdibs.com, Inc. (a)	1,000	(7,990)
Abercrombie & Fitch Co., Class A (a)	10,300	(329,497)
Academy Sports & Outdoors, Inc.	13,900	(547,660)
ADDvantage Technologies Group, Inc. (a)	1,382	(1,921)
Advance Auto Parts, Inc.	100	(20,696)
aka Brands Holding Corp. (a)	3,300	(14,586)
Allbirds, Inc., Class A (a)	100	(601)
BARK, Inc. (a)	900	(3,330)
Bath & Body Works, Inc.	4,000	(191,200)
Beacon Roofing Supply, Inc. (a)	4,200	(248,976)
Best Buy Co., Inc.	11,800	(1,072,620)
Builders FirstSource, Inc. (a)	27,800	(1,794,212)
Burlington Stores, Inc. (a)	7,400	(1,348,058)
CarLotz, Inc. (a)	23,700	(32,469)
CarMax, Inc. (a)	400	(38,592)
CarParts.com, Inc. (a)	6,000	(40,200)
Carvana Co. (a)	32,400	(3,864,996)
Cato Corp., Class A	500	(7,330)
Chewy, Inc., Class A (a)	2,600	(106,028)
Digital Brands Group, Inc. (a)	4,600	(8,740)
Ever-Glory International Group, Inc. (a)	400	(736)
EVgo, Inc. (a)	1,400	(18,004)
Freshpet, Inc. (a)	1,600	(164,224)
GrowGeneration Corp. (a)	5,400	(49,734)
Hertz Global Holdings, Inc. (a)	22,100	(489,515)
Hour Loop, Inc. (a)	2,000	(5,980)
iPower, Inc. (a)	10,600	(17,808)
JOANN, Inc.	6,100	(69,601)
Kirkland’s, Inc. (a)	1,200	(11,148)
Kohl’s Corp.	2,800	(169,288)
Leslie’s, Inc. (a)	500	(9,680)
Lithia Motors, Inc., Class A	100	(30,012)
LKQ Corp.	11,200	(508,592)
LMP Automotive Holdings, Inc. (a)	600	(3,000)
Lowe’s Cos., Inc.	5,400	(1,091,826)
MarineMax, Inc. (a)	3,500	(140,910)
Mister Car Wash, Inc. (a)	8,500	(125,715)
NovaBay Pharmaceuticals, Inc. (a)	9,400	(2,785)
ODP Corp. (The) (a)	300	(13,749)
Olaplex Holdings, Inc. (a)	100	(1,563)
Overstock.com, Inc. (a)	13,100	(576,466)
Petco Health & Wellness Co., Inc. (a)	3,700	(72,409)
PetMed Express, Inc.	100	(2,580)
Pool Corp.	1,000	(422,850)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Rover Group, Inc. (a)	200	$(1,154)
Sleep Number Corp. (a)	200	(10,142)
Sportsman’s Warehouse Holdings, Inc. (a)	6,400	(68,416)
Takung Art Co., Ltd. (a)	3,500	(7,875)
ThredUp, Inc., Class A (a)	1,800	(13,860)
Tuesday Morning Corp. (a)	2,500	(2,750)
Victoria’s Secret & Co. (a)	3,200	(164,352)
Williams-Sonoma, Inc.	1,600	(232,000)

		(14,251,770)

Retail & Wholesale—Staples — (0.2)%
Archer-Daniels-Midland Co.	13,200	(1,191,432)
Big Lots, Inc.	1,800	(62,280)
Blue Apron Holdings, Inc., Class A (a)	200	(810)
Costco Wholesale Corp.	500	(287,925)
Dollar General Corp.	9,500	(2,114,985)
Dollar Tree, Inc. (a)	29,200	(4,676,380)
Five Below, Inc. (a)	100	(15,837)
HF Foods Group, Inc. (a)	1,200	(7,992)
Natural Grocers by Vitamin Cottage, Inc.	200	(3,920)
PriceSmart, Inc.	100	(7,887)
SpartanNash Co.	200	(6,598)
Sysco Corp.	14,900	(1,216,585)
United Natural Foods, Inc. (a)	600	(24,810)

		(9,617,441)

Retail & Wholesale—Staples — (0.1)%
BJ’s Wholesale Club Holdings, Inc. (a)	200	(13,522)
Bunge Ltd.	14,900	(1,651,069)
Grocery Outlet Holding Corp. (a)	15,400	(504,812)
MedAvail Holdings, Inc. (a)	2,400	(2,331)
Mission Produce, Inc. (a)	1,300	(16,445)
Performance Food Group Co. (a)	29,500	(1,501,845)
Sprouts Farmers Market, Inc. (a)	400	(12,792)

		(3,702,816)

Retail—Discretionary — (0.0)%
Warby Parker, Inc., Class A (a)	700	(23,667)

Software — (0.0)%
Gitlab, Inc., Class A (a)	9,700	(528,165)

Software & Technology Services — (0.4)%
Affirm Holdings, Inc. (a)	12,000	(555,360)
AgileThought, Inc. (a)	200	(910)
Akerna Corp. (a)	3,800	(4,332)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Alfi, Inc. (a)	5,400	$(8,856)
Alithya Group, Inc., Class A (a)	300	(765)
Alkami Technology, Inc. (a)	100	(1,431)
American Virtual Cloud Technologies, Inc. (a)	7,400	(6,920)
Asure Software, Inc. (a)	200	(1,190)
Auddia, Inc. (a)	1,100	(2,244)
Avaya Holdings Corp. (a)	4,000	(50,680)
AvidXchange Holdings, Inc. (a)	600	(4,830)
Bakkt Holdings, Inc. (a)	20,500	(126,280)
Bill.com Holdings, Inc. (a)	5,600	(1,270,024)
Blend Labs, Inc., Class A (a)	28,900	(164,730)
BM Technologies, Inc. (a)	700	(5,985)
Bridgeline Digital, Inc. (a)	400	(764)
BSQUARE Corp. (a)	3,000	(5,190)
Cantaloupe, Inc. (a)	200	(1,354)
CareCloud, Inc. (a)	1,500	(7,725)
CCC Intelligent Solutions Holdings, Inc. (a)	3,600	(39,744)
CDK Global, Inc.	400	(19,472)
CDW Corp.	1,500	(268,335)
Cipher Mining, Inc. (a)	6,400	(23,296)
Clarivate plc (a)	59,900	(1,003,924)
Clearwater Analytics Holdings, Inc., Class A (a)	8,100	(170,100)
Cognizant Technology Solutions Corp., Class A	2,800	(251,076)
Concentrix Corp.	1,000	(166,560)
Convey Health Solutions Holdings, Inc. (a)	800	(5,232)
Couchbase, Inc. (a)	1,200	(20,904)
CS Disco, Inc. (a)	5,600	(190,232)
CYNGN, Inc. (a)	4,500	(6,570)
DarioHealth Corp. (a)	1,100	(6,424)
Data Storage Corp. (a)	2,400	(7,752)
DatChat, Inc. (a)	7,000	(18,340)
Definitive Healthcare Corp. (a)	1,100	(27,115)
Digital Turbine, Inc. (a)	13,200	(578,292)
Doximity, Inc., Class A (a)	6,100	(317,749)
DSS, Inc. (a)	16,700	(9,569)
Dun & Bradstreet Holdings, Inc. (a)	24,600	(430,992)
DXC Technology Co. (a)	2,100	(68,523)
E2open Parent Holdings, Inc. (a)	13,800	(121,578)
Elys Game Technology Corp. (a)	5,900	(13,865)
Enfusion, Inc., Class A (a)	2,100	(26,712)
EngageSmart, Inc. (a)	4,300	(91,633)
Enjoy Technology, Inc. (a)	700	(2,660)
Euronet Worldwide, Inc. (a)	100	(13,015)
EverCommerce, Inc. (a)	3,600	(47,520)
Exela Technologies, Inc. (a)	136,800	(56,936)
Faraday Future Intelligent Electric, Inc. (a)	600	(2,994)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Fiserv, Inc. (a)	38,700	$(3,924,180)
Five9, Inc. (a)	4,900	(540,960)
ForgeRock, Inc., Class A (a)	7,600	(166,592)
Freshworks, Inc., Class A (a)	6,100	(109,312)
Genius Brands International, Inc. (a)	86,000	(87,720)
Glimpse Group, Inc. (The) (a)	100	(639)
Global Payments, Inc.	9,100	(1,245,244)
Globant SA (a)	800	(209,656)
GreenBox POS (a)	10,600	(44,732)
Greenidge Generation Holdings, Inc. (a)	1,800	(15,480)
GTY Technology Holdings, Inc. (a)	700	(2,261)
HashiCorp, Inc., Class A (a)	1,500	(81,000)
Healthcare Triangle, Inc. (a)	700	(854)
Hut 8 Mining Corp. (a)	3,800	(20,976)
Informatica, Inc., Class A (a)	1,600	(31,584)
Inpixon (a)	9,900	(2,574)
Insight Enterprises, Inc. (a)	1,200	(128,784)
Intapp, Inc. (a)	200	(4,802)
Integral Ad Science Holding Corp. (a)	2,300	(31,740)
Intrusion, Inc. (a)	3,700	(9,176)
IronNet, Inc. (a)	12,900	(49,020)
John Wiley & Sons, Inc., Class A	100	(5,303)
Katapult Holdings, Inc. (a)	1,100	(2,618)
Kyndryl Holdings, Inc. (a)	9,400	(123,328)
Latch, Inc. (a)	2,100	(8,967)
Lightspeed Commerce, Inc. (a)	100	(3,047)
LiveRamp Holdings, Inc. (a)	100	(3,739)
LiveVox Holdings, Inc. (a)	2,100	(6,342)
Marathon Digital Holdings, Inc. (a)	37,000	(1,034,150)
MarketAxess Holdings, Inc.	200	(68,040)
Matterport, Inc. (a)	3,100	(25,172)
MeridianLink, Inc. (a)	1,500	(27,150)
Monday.com Ltd. (a)	2,100	(331,947)
Multiplan Corp. (a)	8,300	(38,844)
NantHealth, Inc. (a)	1,800	(1,357)
nCino, Inc. (a)	300	(12,294)
Nielsen Holdings plc	43,800	(1,193,112)
Outset Medical, Inc. (a)	2,600	(118,040)
Palantir Technologies, Inc., Class A (a)	12,200	(167,506)
Paya Holdings, Inc. (a)	10,700	(62,702)
Paycor HCM, Inc. (a)	6,000	(174,660)
Porch Group, Inc. (a)	200	(1,389)
PowerSchool Holdings, Inc., Class A (a)	6,400	(105,664)
Priority Technology Holdings, Inc. (a)	200	(1,150)
PubMatic, Inc., Class A (a)	1,400	(36,568)
Q2 Holdings, Inc. (a)	3,700	(228,105)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Qualtrics International, Inc., Class A (a)	2,600	$(74,230)
Quantum Computing, Inc. (a)	2,500	(6,500)
Repay Holdings Corp. (a)	7,500	(110,775)
RingCentral, Inc., Class A	300	(35,163)
Riot Blockchain, Inc. (a)	42,200	(893,374)
Samsara, Inc., Class A (a)	800	(12,816)
Science Applications International Corp.	400	(36,868)
Seachange International, Inc. (a)	12,500	(14,125)
SentinelOne, Inc., Class A (a)	5,500	(213,070)
Shapeways Holdings, Inc. (a)	700	(2,002)
Sharecare, Inc. (a)	13,700	(33,839)
Sharplink Gaming Ltd. (a)	100	(144)
Shift4 Payments, Inc., Class A (a)	2,300	(142,439)
ShiftPixy, Inc. (a)	100	(78)
Skillsoft Corp. (a)	300	(1,812)
Smith Micro Software, Inc. (a)	600	(2,262)
Society Pass, Inc. (a)	3,400	(10,098)
Sphere 3D Corp. (a)	6,900	(14,490)
Sprinklr, Inc., Class A (a)	2,300	(27,370)
Squarespace, Inc., Class A (a)	200	(5,124)
Synchronoss Technologies, Inc.	200	(346)
Talkspace, Inc. (a)	100	(174)
Thomson Reuters Corp.	1,700	(185,045)
Thoughtworks Holding, Inc. (a)	8,100	(168,561)
Toast, Inc., Class A (a)	12,200	(265,106)
TRxADE HEALTH, Inc. (a)	100	(277)
Unisys Corp. (a)	1,700	(36,737)
UserTesting, Inc. (a)	300	(3,207)
Usio, Inc. (a)	300	(1,074)
Verb Technology Co., Inc. (a)	21,300	(20,195)
VerifyMe, Inc. (a)	400	(1,348)
Verisk Analytics, Inc., Class A	100	(21,463)
Veritone, Inc. (a)	2,700	(49,356)
Viant Technology, Inc., Class A (a)	700	(4,585)
Vislink Technologies, Inc. (a)	16,400	(17,384)
Wejo Group Ltd. (a)	100	(404)
WM Technology, Inc. (a)	100	(782)
Xperi Holding Corp.	3,800	(65,816)
Zeta Global Holdings Corp., Class A (a)	2,900	(36,975)

		(19,230,578)

Tech Hardware & Semiconductors — (0.3)%
3D Systems Corp. (a)	300	(5,004)
ACM Research, Inc., Class A (a)	4,600	(95,174)
ADTRAN, Inc.	100	(1,845)
Airspan Networks Holdings, Inc. (a)	1,600	(4,656)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
AmpliTech Group, Inc. (a)	2,600	$(8,736)
Analog Devices, Inc.	500	(82,590)
Applied Materials, Inc.	5,700	(751,260)
Arteris, Inc. (a)	800	(10,400)
Azenta, Inc.	5,600	(464,128)
Boxlight Corp., Class A (a)	19,900	(23,880)
Broadcom, Inc.	400	(251,872)
Cirrus Logic, Inc. (a)	100	(8,479)
Coherent, Inc. (a)	900	(246,024)
Cohu, Inc. (a)	2,400	(71,040)
ComSovereign Holding Corp. (a)	21,200	(17,808)
Corsair Gaming, Inc. (a)	7,200	(152,352)
Credo Technology Group Holding Ltd. (a)	200	(3,046)
Desktop Metal, Inc., Class A (a)	7,200	(34,128)
Diebold Nixdorf, Inc. (a)	100	(673)
Digital Ally, Inc. (a)	11,800	(12,862)
Draganfly, Inc. (a)	11,800	(28,084)
eMagin Corp. (a)	9,000	(10,260)
Entegris, Inc.	400	(52,504)
Forward Industries, Inc. (a)	1,300	(2,236)
GLOBALFOUNDRIES, Inc. (a)	300	(18,726)
Hewlett Packard Enterprise Co.	1,500	(25,065)
HP, Inc.	100,300	(3,640,890)
II-VI, Inc. (a)	8,900	(645,161)
Insignia Systems, Inc. (a)	200	(2,264)
Ipsidy, Inc. (a)	200	(784)
Koss Corp. (a)	3,200	(29,312)
KULR Technology Group, Inc. (a)	12,600	(27,342)
LightPath Technologies, Inc., Class A (a)	1,300	(2,561)
Marvell Technology, Inc.	44,170	(3,167,431)
Micron Technology, Inc.	63,900	(4,977,171)
MICT, Inc. (a)	10,700	(6,540)
Minim, Inc. (a)	2,400	(1,728)
Navitas Semiconductor Corp. (a)	100	(1,028)
Neonode, Inc. (a)	100	(608)
NeoPhotonics Corp. (a)	2,100	(31,941)
NVIDIA Corp.	100	(27,286)
NXT-ID, Inc. (a)	3,160	(6,952)
ON Semiconductor Corp. (a)	300	(18,783)
Ondas Holdings, Inc. (a)	9,600	(70,080)
Plantronics, Inc. (a)	500	(19,700)
Red Cat Holdings, Inc. (a)	19,102	(38,586)
Sierra Wireless, Inc.	1,300	(23,452)
Sight Sciences, Inc. (a)	2,600	(30,056)
SigmaTron International, Inc. (a)	2,100	(14,343)
SkyWater Technology, Inc. (a)	3,300	(35,739)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Snap One Holdings Corp. (a)	1,900	$(28,025)
Socket Mobile, Inc. (a)	700	(2,807)
Sonim Technologies, Inc. (a)	6,860	(5,871)
Sonos, Inc. (a)	5,200	(146,744)
TD SYNNEX Corp.	1,600	(165,136)
Texas Instruments, Inc.	1,900	(348,612)
Trio-Tech International (a)	1,400	(10,087)
Turtle Beach Corp. (a)	100	(2,129)
Ubiquiti, Inc.	600	(174,696)
Velo3D, Inc. (a)	1,600	(14,896)
Vizio Holding Corp., Class A (a)	5,200	(46,228)
Western Digital Corp. (a)	3,000	(148,950)
Wolfspeed, Inc. (a)	800	(91,088)

		(16,387,839)

Technology Services — (0.0)%
Bitfarms Ltd. (a)	22,000	(82,500)

Telecommunications — (0.2)%
AST SpaceMobile, Inc. (a)	600	(5,988)
ATN International, Inc.	100	(3,988)
BCE, Inc.	15,800	(876,268)
Cyxtera Technologies, Inc. (a)	1,200	(14,664)
Frontier Communications Parent, Inc. (a)	13,000	(359,710)
Globalstar, Inc. (a)	130,700	(192,129)
IDT Corp., Class B (a)	2,800	(95,452)
Lumen Technologies, Inc.	34,000	(383,180)
Rogers Communications, Inc., Class B	1,500	(85,125)
Shenandoah Telecommunications Co.	200	(4,716)
T-Mobile US, Inc. (a)	51,332	(6,588,462)
Telephone and Data Systems, Inc.	700	(13,216)

		(8,622,898)

Transportation & Logistics — (0.1)%
Copa Holdings SA, Class A (a)	2,000	(167,280)
Delta Air Lines, Inc. (a)	124,300	(4,918,551)

		(5,085,831)

Utilities — (0.3)%
Algonquin Power & Utilities Corp.	39,700	(616,144)
Alliant Energy Corp.	200	(12,496)
Altus Power, Inc. (a)	700	(5,201)
American States Water Co.	300	(26,706)
American Water Works Co., Inc.	100	(16,553)
Atmos Energy Corp.	12,300	(1,469,727)
Brookfield Renewable Corp., Class A	6,100	(267,180)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
California Water Service Group	2,100	$(124,488)
CenterPoint Energy, Inc.	11,300	(346,232)
Clearway Energy, Inc., Class C	8,000	(292,080)
Consolidated Edison, Inc.	1,700	(160,956)
Dominion Resources, Inc.	1,300	(110,461)
Edison International	9,100	(637,910)
Entergy Corp.	5,500	(642,125)
Essential Utilities, Inc.	9,000	(460,170)
Evergy, Inc.	100	(6,834)
Exelon Corp.	45,200	(2,152,876)
FTC Solar, Inc. (a)	12,300	(60,639)
Genie Energy Ltd., Class B	600	(4,050)
New Jersey Resources Corp.	300	(13,758)
NextEra Energy Partners LP	6,500	(541,840)
NextEra Energy, Inc.	12,300	(1,041,933)
NiSource, Inc.	4,700	(149,460)
NRG Energy, Inc.	41,000	(1,572,760)
Ormat Technologies, Inc.	2,900	(237,307)
PG&E Corp. (a)	86,400	(1,031,616)
Sempra Energy	2,900	(487,548)
South Jersey Industries, Inc.	6,200	(214,210)
Southwest Gas Corp.	3,700	(289,673)
Spire, Inc.	800	(57,408)
UGI Corp.	15,600	(565,032)

		(13,615,373)

Waste & Environmental Services & Equipment — (0.0)%
Casella Waste Systems, Inc., Class A (a)	100	(8,765)
Evoqua Water Technologies Corp. (a)	100	(4,698)
Lightbridge Corp. (a)	1,390	(11,606)
Stericycle, Inc. (a)	2,700	(159,084)
Tetra Tech, Inc.	200	(32,988)
US Ecology, Inc. (a)	100	(4,788)

		(221,929)

Total North America		(383,471,661)

Oceania — (0.0)%
Consumer Discretionary Products — (0.0)%
Naked Brand Group Ltd. (a)	93,986	(205,829)

Health Care — (0.0)%
Alterity Therapeutics Ltd., ADR (a)	2,723	(2,206)
Immutep Ltd., ADR (a)	200	(548)
Opthea Ltd., ADR (a)	100	(652)

		(3,406)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Materials — (0.0)%
BHP Group Ltd., ADR	200	$(15,450)

Software & Technology Services — (0.0)%
Advanced Human Imaging Ltd. (a)	100	(150)

Total Oceania		(224,835)

South America — (0.4)%
Banking — (0.0)%
Banco de Chile, ADR	2,100	(45,003)
Banco Santander Brasil SA, ADR (a)	18,400	(141,680)
Banco Santander Chile, ADR	2,400	(54,216)
NU Holdings Ltd., A Shares (a)	131,700	(1,016,724)

		(1,257,623)

Consumer Discretionary Services — (0.0)%
Afya Ltd., Class A (a)	2,300	(33,143)

Consumer Staple Products — (0.0)%
Ambev SA, ADR	79,800	(257,754)
BRF SA, ADR (a)	43,000	(170,710)
Cia Cervecerias Unidas SA, ADR	100	(1,496)
Natura & Co. Holding SA, ADR (a)	10,600	(115,752)

		(545,712)

Financial Services — (0.1)%
Vinci Partners Investments Ltd., Class A	1,213	(16,800)
XP, Inc., Class A (a)	44,981	(1,353,928)

		(1,370,728)

Industrial Services — (0.0)%
Azul SA, ADR (a)	19,500	(293,475)
Corporacion America Airports SA (a)	1,300	(7,800)

		(301,275)

Materials — (0.1)%
Suzano SA, ADR	4,900	(56,938)
Vale SA, ADR	171,100	(3,420,289)

		(3,477,227)

Oil & Gas — (0.0)%
Cosan SA, ADR	2,400	(47,520)
Ecopetrol SA, ADR	10,300	(191,580)
Transportadora de Gas del Sur SA, ADR (a)	1,800	(12,618)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Shares	Value
Ultrapar Participacoes SA, ADR	4,000	$(12,120)

		(263,838)

Retail & Wholesale—Discretionary — (0.2)%
MercadoLibre, Inc. (a)	7,000	(8,326,360)
Sendas Distribuidora SA, ADR (a)	2,800	(48,104)

		(8,374,464)

Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A (a)	3,400	(71,740)
CI&T, Inc., A Shares (a)	700	(11,214)
Dlocal Ltd. (a)	25,400	(794,004)
Vasta Platform Ltd. (a)	2,700	(15,444)
Zenvia, Inc., Class A (a)	800	(4,880)

		(897,282)

Telecommunications — (0.0)%
Telefonica Brasil SA, ADR	25,100	(282,375)
TIM SA, ADR	900	(13,050)

		(295,425)

Transportation & Logistics — (0.0)%
Gol Linhas Aereas Inteligentes SA, ADR (a)	22,323	(160,726)

Utilities — (0.0)%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (a)	30,600	(300,798)
Cia Energetica de Minas Gerais, ADR	7,800	(25,116)
Cia Paranaense de Energia, ADR (a)	13,000	(101,660)
Enel Americas SA, ADR	24,400	(145,668)
Enel Chile SA, ADR	1,500	(2,370)
Pampa Energia SA, ADR (a)	600	(14,178)

		(589,790)

Total South America		(17,567,233)

TOTAL COMMON STOCK (PROCEEDS $475,623,427)		(444,173,220)

	Principal Amount	Value

CORPORATE BONDS & NOTES — (1.1)%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (c),(l)	$2,221,000	(1,930,146)
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (c),(l)	12,421,000	(12,187,118)
Bank of China Ltd., 3.60%, 12/31/99 (c),(f),(k),(l)	3,600,000	(3,591,000)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Industrial & Commercial Bank of China Ltd., H15T5Y + 2.68%, 3.20%, 12/31/99 (c),(f),(k),(l)	$6,991,000	$(6,822,914)
Petroleos Mexicanos, 5.95%, 01/28/31 (c),(l)	4,450,000	(4,107,394)
Petroleos Mexicanos, 6.50%, 01/23/29 (c),(l)	14,276,000	(14,145,232)
Petroleos Mexicanos, 6.63%, 06/15/35 (c),(l)	1,718,000	(1,539,775)
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23 (c),(k),(l)	3,712,000	(3,723,470)
Tencent Holdings Ltd., MTN, 1.81%, 01/26/26 (c),(k),(l)	1,856,000	(1,718,792)
Tencent Holdings Ltd., MTN, 2.39%, 06/03/30 (c),(k),(l)	2,596,000	(2,308,890)
Tencent Holdings Ltd., MTN, 3.28%, 04/11/24 (c),(k),(l)	4,566,000	(4,539,725)
Tencent Holdings Ltd., MTN, 3.98%, 04/11/29 (c),(k),(l)	2,591,000	(2,583,950)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $60,018,646)		(59,198,406)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (0.1)%
Energy Select Sector SPDR Fund (c)	24,692	(1,887,456)
Invesco QQQ Trust Series 1	100	(36,254)
SPDR S&P 500 ETF Trust	4,500	(2,032,380)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $3,604,940)		(3,956,090)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — (19.7)%
North America — (19.7)%
Collateralized Mortgage Obligation (Residential) — (19.7)%
Federal National Mortgage Association, 2.00%, 05/17/37 (n)	$58,000,000	(56,192,511)
Federal National Mortgage Association, 2.00%, 05/01/52 (n)	107,000,000	(99,131,316)
Federal National Mortgage Association, 2.50%, 06/01/52 (n)	545,000,000	(518,005,496)
Federal National Mortgage Association, 3.00%, 05/01/52 (n)	53,000,000	(51,732,972)
Federal National Mortgage Association, 3.50%, 05/01/52 (n)	117,000,000	(116,771,487)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Government National Mortgage Association, 2.00%, 05/01/52 (n)	$200,000,000	$(189,861,080)

		(1,031,694,862)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $1,030,784,726)		(1,031,694,862)

SOVEREIGN DEBT — (4.6)%
Angolan Government International Bond, 9.38%, 05/08/48	7,828,000	(7,687,879)
Bahrain Government International Bond, 5.63%, 09/30/31 (c),(k),(l)	2,000,000	(1,941,148)
Bahrain Government International Bond, MTN, 4.25%, 01/25/28 (c),(k),(l)	2,985,000	(2,885,301)
Bahrain Government International Bond, MTN, 5.25%, 01/25/33 (c),(k),(l)	4,317,000	(3,985,567)
Bahrain Government International Bond, MTN, 5.63%, 05/18/34 (c),(k),(l)	1,895,000	(1,786,871)
Brazilian Government International Bond, 3.75%, 09/12/31 (c),(l)	11,400,000	(10,288,500)
Chile Government International Bond, 2.55%, 01/27/32 (c),(l)	10,375,000	(9,748,558)
Chile Government International Bond, 3.50%, 01/25/50 (c),(l)	20,999,000	(19,197,076)
Colombia Government International Bond, 3.25%, 04/22/32 (c),(l)	24,686,000	(20,609,601)
Colombia Government International Bond, 6.13%, 01/18/41 (c),(l)	7,437,000	(7,214,857)
Colombia Government International Bond, 7.38%, 09/18/37 (c),(l)	10,964,000	(12,318,054)
Dominican Republic International Bond, 4.50%, 01/30/30 (c),(k),(l)	5,476,000	(5,024,285)
Dominican Republic International Bond, 4.88%, 09/23/32 (c),(k),(l)	9,734,000	(8,809,367)
Egypt Government International Bond, 5.25%, 10/06/25 (c),(k),(l)	3,371,000	(3,242,228)
Egypt Government International Bond, 5.88%, 06/11/25 (c),(k),(l)	4,137,000	(4,068,557)
Egypt Government International Bond, 6.59%, 02/21/28 (c),(k),(l)	7,205,000	(6,679,179)
Egypt Government International Bond, 7.50%, 01/31/27	7,350,000	(7,229,048)
Egypt Government International Bond, 7.90%, 02/21/48 (c),(k),(l)	1,200,000	(972,228)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Egypt Government International Bond, MTN, 3.88%, 02/16/26 (c),(k),(l)	$1,800,000	$(1,610,582)
Egypt Government International Bond, MTN, 5.80%, 09/30/27 (c),(k),(l)	3,332,000	(3,047,914)
Egypt Government International Bond, MTN, 7.60%, 03/01/29	4,095,000	(3,884,189)
Indonesia Government International Bond, 2.15%, 07/28/31 (c),(l)	8,898,000	(8,208,405)
Indonesia Government International Bond, 3.05%, 03/12/51 (c),(l)	8,299,000	(7,498,924)
Indonesia Government International Bond, 3.70%, 10/30/49 (c),(l)	2,227,000	(2,146,138)
Ivory Coast Government International Bond, 6.13%, 06/15/33 (c),(k),(l)	371,000	(358,564)
Nigeria Government International Bond, 7.88%, 02/16/32 (c),(k),(l)	3,459,000	(3,269,793)
Oman Government International Bond, 6.25%, 01/25/31	7,287,000	(7,712,124)
Oman Government International Bond, 7.38%, 10/28/32 (c),(k),(l)	6,662,000	(7,619,662)
Pakistan Government International Bond, MTN, 7.38%, 04/08/31 (c),(k),(l)	4,822,000	(3,594,801)
Peruvian Government International Bond, 2.78%, 12/01/60 (c),(l)	1,110,000	(865,922)
Peruvian Government International Bond, 3.55%, 03/10/51 (c),(l)	13,574,000	(12,640,788)
Philippine Government International Bond, 1.95%, 01/06/32 (c),(l)	2,448,000	(2,220,564)
Philippine Government International Bond, 2.46%, 05/05/30 (c),(l)	2,705,000	(2,568,928)
Philippine Government International Bond, 3.20%, 07/06/46 (c),(l)	2,040,000	(1,821,021)
Philippine Government International Bond, 3.70%, 02/02/42 (c),(l)	4,810,000	(4,647,578)
Philippine Government International Bond, 6.38%, 01/15/32 (c),(l)	1,485,000	(1,815,569)
Republic of Ghana, 7.88%, 02/11/35 (c),(k),(l)	1,900,000	(1,321,982)
Republic of South Africa Government International Bond, 4.67%, 01/17/24 (c),(l)	9,270,000	(9,463,817)
Republic of South Africa Government International Bond, 4.85%, 09/30/29 (c),(l)	2,000,000	(1,953,912)
Republic of South Africa Government International Bond, 5.00%, 10/12/46 (c),(l)	11,531,000	(9,541,903)
Romanian Government International Bond, 3.00%, 02/14/31 (c),(k),(l)	4,814,000	(4,444,400)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Security Description	Principal Amount	Value
Turkey Government International Bond, 7.25%, 12/23/23 (c),(l)	$4,515,000	$(4,602,591)

TOTAL SOVEREIGN DEBT (PROCEEDS $246,299,851)		(240,548,375)

U.S. TREASURY NOTES — (0.2)%
U.S. Treasury Bonds (c),(l)	598,000	(539,508)
U.S. Treasury Notes,
1.25%, 12/31/26 (c),(l)	(9,164,000)	(8,658,191)
1.38%, 11/15/31 (c),(l)	(2,060,000)	(1,890,050)

TOTAL U.S. TREASURY NOTES (PROCEEDS $11,613,976)		(11,087,749)

	Shares	Value

WARRANTS — (0.0)%
North America — (0.0)%
Galectin Therapeutics, Inc. (d)	1,340	0
Salarius Pharmaceuticals, Inc. (d)	1,000	0

Total North America		0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT— (34.2)% (PROCEEDS $1,827,945,566)		$(1,790,658,702)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2022.

(g)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2022. Maturity date presented is the ultimate maturity.
(h)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

(i)	All or a portion of the security represents an unsettled loan commitment at March 31, 2022 where the rate will be determined at time of settlement.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(k)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(l)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(m)	Non-interest bearing bond.
(n)	When issued or delayed delivery security included.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Islet Offshore Fund Ltd., Islet Onshore Fund LP, Atreides Foundation Fund Ltd., Atreides Co., Asgard Fixed Income Risk Premia Fund and Rokos Global Macro Fund Ltd., Class S are 1/2/2019, 12/30/2019, 02/01/2021, 02/01/2021, 4/1/2021, 7/1/2021, 8/2/2021 and 9/1/2021.

(p)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
CALIFCARBALLWVIN DEC22	35.00 USD	12/15/22	500	(500,000)	$(1,849,668)	$(1,350,000)	$499,668
CALIFCARBALLWVIN DEC22	40.00 USD	12/15/22	50	(50,000)	(124,834)	(78,000)	46,834
CALIFCARBALLWVIN DEC22	45.00 USD	12/15/22	300	(300,000)	(439,834)	(282,000)	157,834
CALIFCARBALLWVIN DEC22	50.00 USD	12/15/22	455	(455,000)	(510,853)	(273,000)	237,853
CRUDE OIL FUT OPT DEC22	95.00 USD	11/16/22	87	(7,795,200)	(191,532)	(929,160)	(737,628)
CRUDE OIL FUT OPT DEC22	100.00 USD	11/16/22	10,094	(904,422,400)	(5,011,053)	(92,158,220)	(87,147,167)
CRUDE OIL FUT OPT DEC22	145.00 USD	11/16/22	86	(7,705,600)	(394,871)	(226,180)	168,691
CRUDE OIL FUT OPT DEC23	100.00 USD	11/15/23	509	(41,279,900)	(1,548,704)	(3,853,130)	(2,304,426)
CRUDE OIL FUT OPT MAY22	120.00 USD	04/14/22	600	(60,168,000)	(3,076,482)	(390,000)	2,686,482
G3 10312022 G3 C 0.1 SEP22 0.1 CALL	0.10 USD	09/27/22	943	(9,430,000)	(101,667)	(216,890)	(115,223)
NAT GAS EURO OPT APR23	3.00 USD	03/28/23	21	(846,510)	(39,326)	(254,646)	(215,320)
NAT GAS EURO OPT APR23	10.00 USD	03/28/23	150	(6,046,500)	(10,901)	(69,000)	(58,099)
NAT GAS EURO OPT APR23	7.00 USD	03/28/23	150	(6,046,500)	(121,901)	(200,400)	(78,499)
NAT GAS EURO OPT AUG22	4.00 USD	07/26/22	107	(6,159,990)	(140,706)	(1,933,169)	(1,792,463)
NAT GAS EURO OPT AUG22	7.00 USD	07/26/22	364	(3,640,000)	(186,147)	(1,346,072)	(1,159,925)
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	150	(8,635,500)	(427,900)	(4,877,550)	(4,449,650)
NAT GAS EURO OPT AUG22	5.50 USD	07/26/22	75	(4,317,750)	(266,305)	(618,600)	(352,295)
NAT GAS EURO OPT AUG23	3.00 USD	07/26/23	21	(834,750)	(39,326)	(235,347)	(196,021)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT AUG23	10.00 USD	07/26/23	150	(5,962,500)	$(10,901)	$(49,050)	$(38,149)
NAT GAS EURO OPT AUG23	7.00 USD	07/26/23	150	(5,962,500)	(121,901)	(142,350)	(20,449)
NAT GAS EURO OPT DEC23	3.00 USD	11/27/23	21	(907,200)	(39,326)	(310,128)	(270,802)
NAT GAS EURO OPT FEB23	3.00 USD	01/26/23	21	(1,230,810)	(39,326)	(610,029)	(570,703)
NAT GAS EURO OPT JAN23	3.00 USD	12/27/22	21	(1,269,240)	(39,326)	(643,167)	(603,841)
NAT GAS EURO OPT JAN23	7.00 USD	12/27/22	225	(13,599,000)	(2,318,101)	(2,439,675)	(121,574)
NAT GAS EURO OPT JUL22	4.00 USD	06/27/22	107	(6,158,920)	(140,706)	(1,909,415)	(1,768,709)
NAT GAS EURO OPT JUL22	7.00 USD	06/27/22	364	(3,640,000)	(185,647)	(1,036,672)	(851,025)
NAT GAS EURO OPT JUL22	2.50 USD	06/27/22	150	(8,634,000)	(427,900)	(4,878,450)	(4,450,550)
NAT GAS EURO OPT JUL22	5.50 USD	06/27/22	75	(4,317,000)	(266,305)	(555,000)	(288,695)
NAT GAS EURO OPT JUL22	8.00 USD	06/27/22	1,951	(112,299,560)	(1,850,909)	(2,959,667)	(1,108,758)
NAT GAS EURO OPT JUL23	3.00 USD	06/27/23	21	(832,020)	(39,326)	(231,672)	(192,346)
NAT GAS EURO OPT JUL23	10.00 USD	06/27/23	150	(5,943,000)	(10,901)	(42,900)	(31,999)
NAT GAS EURO OPT JUL23	7.00 USD	06/27/23	150	(5,943,000)	(121,901)	(127,950)	(6,049)
NAT GAS EURO OPT JUN22	2.50 USD	05/25/22	150	(8,551,500)	(427,900)	(4,798,800)	(4,370,900)
NAT GAS EURO OPT JUN22	4.00 USD	05/25/22	107	(6,100,070)	(140,706)	(1,835,371)	(1,694,665)
NAT GAS EURO OPT JUN22	5.50 USD	05/25/22	75	(4,275,750)	(266,305)	(441,450)	(175,145)
NAT GAS EURO OPT JUN22	6.00 USD	05/25/22	205	(11,687,050)	(536,047)	(804,830)	(268,783)
NAT GAS EURO OPT JUN22	8.00 USD	05/25/22	300	(17,103,000)	(264,801)	(200,400)	64,401
NAT GAS EURO OPT JUN23	3.00 USD	05/25/23	21	(823,620)	(39,326)	(223,965)	(184,639)
NAT GAS EURO OPT JUN23	10.00 USD	05/25/23	150	(5,883,000)	(10,901)	(38,400)	(27,499)
NAT GAS EURO OPT JUN23	7.00 USD	05/25/23	150	(5,883,000)	(121,901)	(116,100)	5,801
NAT GAS EURO OPT MAR23	3.00 USD	02/23/23	21	(1,104,600)	(39,326)	(500,472)	(461,146)
NAT GAS EURO OPT MAY22	7.00 USD	04/26/22	410	(23,132,200)	(175,665)	(198,030)	(22,365)
NAT GAS EURO OPT MAY22	2.50 USD	04/26/22	150	(8,463,000)	(427,900)	(4,712,100)	(4,284,200)
NAT GAS EURO OPT MAY22	4.00 USD	04/26/22	107	(6,036,940)	(140,706)	(1,760,364)	(1,619,658)
NAT GAS EURO OPT MAY22	5.00 USD	04/26/22	333	(18,787,860)	(508,989)	(2,421,909)	(1,912,920)
NAT GAS EURO OPT MAY22	5.50 USD	04/26/22	75	(4,231,500)	(266,305)	(303,000)	(36,695)
NAT GAS EURO OPT MAY23	3.00 USD	04/25/23	21	(819,840)	(39,326)	(219,744)	(180,418)
NAT GAS EURO OPT MAY23	10.00 USD	04/25/23	150	(5,856,000)	(10,901)	(37,650)	(26,749)
NAT GAS EURO OPT MAY23	7.00 USD	04/25/23	150	(5,856,000)	(121,901)	(115,350)	6,551
NAT GAS EURO OPT NOV23	3.00 USD	10/26/23	21	(864,150)	(39,326)	(266,637)	(227,311)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT OCT22	7.00 USD	09/27/22	364	(20,893,600)	$(186,147)	$(1,938,300)	$(1,752,153)
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	150	(8,610,000)	(427,900)	(4,848,000)	(4,420,100)
NAT GAS EURO OPT OCT22	5.00 USD	09/27/22	610	(6,100,000)	(1,625,499)	(7,337,690)	(5,712,191)
NAT GAS EURO OPT OCT22	5.50 USD	09/27/22	75	(4,305,000)	(266,305)	(730,800)	(464,495)
NAT GAS EURO OPT OCT23	3.00 USD	09/26/23	21	(841,680)	(39,326)	(245,343)	(206,017)
NAT GAS EURO OPT OCT23	10.00 USD	09/26/23	150	(5,943,000)	(10,901)	(70,650)	(59,749)
NAT GAS EURO OPT OCT23	7.00 USD	09/26/23	150	(6,012,000)	(121,901)	(192,000)	(70,099)
NAT GAS EURO OPT SEP22	7.00 USD	08/26/22	364	(3,640,000)	(186,172)	(1,617,252)	(1,431,080)
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	150	(8,596,500)	(427,900)	(4,836,300)	(4,408,400)
NAT GAS EURO OPT SEP22	4.00 USD	08/26/22	107	(1,070,000)	(140,706)	(1,940,659)	(1,799,953)
NAT GAS EURO OPT SEP22	10.00 USD	08/26/22	226	(12,952,060)	(192,703)	(294,930)	(102,227)
NAT GAS EURO OPT SEP22	5.50 USD	08/26/22	75	(4,298,250)	(266,305)	(669,525)	(403,220)
NAT GAS EURO OPT SEP23	3.00 USD	08/28/23	21	(837,690)	(39,326)	(235,410)	(196,084)
NAT GAS EURO OPT SEP23	10.00 USD	08/28/23	150	(5,983,500)	(10,901)	(55,800)	(44,899)
NAT GAS EURO OPT SEP23	7.00 USD	08/28/23	150	(5,983,500)	(121,901)	(157,050)	(35,149)
NAT GAS STRIP DEC22	3.50 USD	12/22/22	410	(74,341,200)	(378,000)	(12,617,340)	(12,239,340)
NATURAL GAS FUTURE APR23	3.50 USD	03/28/23	136	(5,482,160)	(571,563)	(1,229,440)	(657,877)
NATURAL GAS FUTURE APR23	4.00 USD	03/28/23	55	(2,217,050)	(288,897)	(365,585)	(76,688)
NATURAL GAS FUTURE AUG23	4.00 USD	07/26/23	55	(2,186,250)	(288,897)	(308,055)	(19,158)
NATURAL GAS FUTURE AUG23	3.50 USD	07/26/23	136	(5,406,000)	(571,563)	(1,089,632)	(518,069)
NATURAL GAS FUTURE DEC23	4.00 USD	11/27/23	76	(3,283,200)	(61,840)	(697,604)	(635,764)
NATURAL GAS FUTURE DEC23	3.50 USD	11/27/23	63	(2,721,600)	(79,946)	(735,210)	(655,264)
NATURAL GAS FUTURE FEB23	4.00 USD	01/26/23	76	(4,454,360)	(61,840)	(1,633,924)	(1,572,084)
NATURAL GAS FUTURE FEB23	3.50 USD	01/26/23	63	(3,692,430)	(79,946)	(1,575,000)	(1,495,054)
NATURAL GAS FUTURE JAN23	3.50 USD	12/27/22	63	(3,807,720)	(79,946)	(1,656,648)	(1,576,702)
NATURAL GAS FUTURE JAN23	4.00 USD	12/27/22	76	(4,593,440)	(61,840)	(1,702,856)	(1,641,016)
NATURAL GAS FUTURE JUL23	4.00 USD	06/27/23	55	(2,179,100)	(288,897)	(295,900)	(7,003)
NATURAL GAS FUTURE JUL23	3.50 USD	06/27/23	136	(5,388,320)	(571,563)	(1,061,072)	(489,509)
NATURAL GAS FUTURE JUN23	4.00 USD	05/25/23	55	(2,157,100)	(288,897)	(279,895)	9,002
NATURAL GAS FUTURE JUN23	3.50 USD	05/25/23	136	(5,333,920)	(571,563)	(1,015,240)	(443,677)
NATURAL GAS FUTURE MAR23	4.00 USD	02/23/23	76	(3,997,600)	(61,840)	(1,323,768)	(1,261,928)
NATURAL GAS FUTURE MAR23	3.50 USD	02/23/23	63	(3,313,800)	(79,946)	(1,277,199)	(1,197,253)
NATURAL GAS FUTURE MAY23	4.00 USD	04/25/23	55	(2,147,200)	(288,897)	(275,440)	13,457

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE MAY23	3.50 USD	04/25/23	136	(5,309,440)	$(571,563)	$(996,472)	$(424,909)
NATURAL GAS FUTURE NOV23	3.50 USD	10/26/23	63	(2,592,450)	(79,946)	(607,698)	(527,752)
NATURAL GAS FUTURE NOV23	4.00 USD	10/26/23	76	(3,127,400)	(61,840)	(553,736)	(491,896)
NATURAL GAS FUTURE OCT23	3.50 USD	09/26/23	136	(5,450,880)	(571,563)	(1,173,680)	(602,117)
NATURAL GAS FUTURE OCT23	4.00 USD	09/26/23	55	(2,204,400)	(288,897)	(345,510)	(56,613)
NATURAL GAS FUTURE SEP23	4.00 USD	08/28/23	55	(2,193,950)	(288,897)	(315,590)	(26,693)
NATURAL GAS FUTURE SEP23	3.50 USD	08/28/23	136	(5,425,040)	(571,563)	(1,101,192)	(529,629)
PHE 01312023 PHE C7.5 DEC22 7.5 CALL	7.50 USD	12/27/22	300	(750,000)	(510,162)	(744,900)	(234,738)
PHE 02282023 PHE C7.5 JAN23 7.5 CALL	7.50 USD	01/26/23	300	(750,000)	(510,162)	(817,275)	(307,113)
PHE 03312023 PHE C7.5 FEB23 7.5 CALL	7.50 USD	02/23/23	300	(750,000)	(510,162)	(680,025)	(169,863)

					$(36,377,247)	$(205,867,656)	$(169,490,409)

Exchange-Traded Put Options Written
BRENT CRUDE FUT OPT APR22	0.000 USD	04/26/22	306	(306,000)	$(238,597)	$(9,180)	$229,417
BRENT CRUDE FUT OPT OCT23	0.000 USD	10/26/23	429	(429,000)	(3,341,794)	(2,758,470)	583,324
CRUDE OIL FUT OPT DEC22	50.00 USD	11/16/22	150	(13,440,000)	(945,228)	(237,000)	708,228
CRUDE OIL FUT OPT JUN22	72.00 USD	05/17/22	360	(35,467,200)	(1,174,147)	(248,400)	925,747
CRUDE OIL FUT OPT JUN22	74.50 USD	05/17/22	120	(11,822,400)	(367,382)	(108,000)	259,382
CRUDE OIL FUT OPT MAY22	95.00 USD	04/14/22	600	(60,168,000)	(1,590,912)	(1,524,000)	66,912
NAT GAS EURO OPT APR23	1.50 USD	03/28/23	21	(846,510)	(4,256)	(1,764)	2,492
NAT GAS EURO OPT APR23	2.50 USD	03/28/23	150	(6,046,500)	(159,401)	(139,350)	20,051
NAT GAS EURO OPT APR23	3.00 USD	03/28/23	150	(6,046,500)	(265,151)	(297,600)	(32,449)
NAT GAS EURO OPT APR24	3.00 USD	03/25/24	151	(5,220,070)	(526,543)	(604,302)	(77,759)
NAT GAS EURO OPT AUG22	2.20 USD	07/26/22	75	(4,317,750)	(29,450)	(900)	28,550
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	32	(1,842,240)	(23,126)	(768)	22,358
NAT GAS EURO OPT AUG22	3.00 USD	07/26/22	75	(4,317,750)	(37,700)	(5,025)	32,675
NAT GAS EURO OPT AUG22	3.50 USD	07/26/22	366	(21,070,620)	(254,337)	(67,710)	186,627
NAT GAS EURO OPT AUG23	1.50 USD	07/26/23	21	(834,750)	(4,256)	(1,071)	3,185
NAT GAS EURO OPT AUG23	2.50 USD	07/26/23	150	(5,962,500)	(159,401)	(107,250)	52,151
NAT GAS EURO OPT AUG23	3.00 USD	07/26/23	150	(5,962,500)	(265,151)	(232,350)	32,801
NAT GAS EURO OPT AUG24	3.00 USD	07/26/24	151	(5,363,520)	(526,543)	(469,157)	57,386
NAT GAS EURO OPT DEC22	2.20 USD	11/25/22	75	(3,240,000)	(29,450)	(4,050)	25,400
NAT GAS EURO OPT DEC22	3.00 USD	11/25/22	107	(6,367,570)	(166,136)	(39,483)	126,653

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT DEC23	1.50 USD	11/27/23	21	(907,200)	$(4,256)	$(1,239)	$3,017
NAT GAS EURO OPT DEC24	3.00 USD	11/25/24	151	(6,194,020)	(526,543)	(392,902)	133,641
NAT GAS EURO OPT FEB23	1.50 USD	01/26/23	21	(1,230,810)	(4,256)	(588)	3,668
NAT GAS EURO OPT FEB23	3.00 USD	01/26/23	107	(6,271,270)	(166,136)	(83,888)	82,248
NAT GAS EURO OPT FEB24	3.00 USD	01/26/24	151	(6,500,550)	(526,543)	(368,440)	158,103
NAT GAS EURO OPT JAN23	1.50 USD	12/27/22	21	(1,269,240)	(4,256)	(147)	4,109
NAT GAS EURO OPT JAN23	3.00 USD	12/27/22	107	(6,467,080)	(166,136)	(52,965)	113,171
NAT GAS EURO OPT JAN24	3.00 USD	12/26/23	151	(6,721,010)	(526,543)	(289,014)	237,529
NAT GAS EURO OPT JUL22	2.20 USD	06/27/22	75	(4,355,250)	(29,450)	(300)	29,150
NAT GAS EURO OPT JUL22	2.50 USD	06/27/22	32	(1,841,920)	(23,126)	(320)	22,806
NAT GAS EURO OPT JUL22	3.00 USD	06/27/22	75	(4,317,000)	(37,700)	(2,475)	35,225
NAT GAS EURO OPT JUL22	3.50 USD	06/27/22	366	(21,066,960)	(254,337)	(34,038)	220,299
NAT GAS EURO OPT JUL23	1.50 USD	06/27/23	21	(832,020)	(4,256)	(882)	3,374
NAT GAS EURO OPT JUL23	2.50 USD	06/27/23	150	(5,943,000)	(159,401)	(100,500)	58,901
NAT GAS EURO OPT JUL23	3.00 USD	06/27/23	150	(5,943,000)	(265,151)	(220,350)	44,801
NAT GAS EURO OPT JUL24	3.00 USD	06/25/24	151	(5,337,850)	(526,543)	(479,576)	46,967
NAT GAS EURO OPT JUN22	2.20 USD	05/25/22	75	(4,275,750)	(29,450)	(75)	29,375
NAT GAS EURO OPT JUN22	2.50 USD	05/25/22	32	(1,824,320)	(23,126)	(64)	23,062
NAT GAS EURO OPT JUN22	3.50 USD	05/25/22	227	(12,941,270)	(137,206)	(10,669)	126,537
NAT GAS EURO OPT JUN22	4.00 USD	05/25/22	42	(2,394,420)	(31,612)	(6,468)	25,144
NAT GAS EURO OPT JUN22	4.50 USD	05/25/22	117	(6,670,170)	(253,032)	(63,999)	189,033
NAT GAS EURO OPT JUN23	1.50 USD	05/25/23	21	(823,620)	(4,256)	(819)	3,437
NAT GAS EURO OPT JUN23	2.50 USD	05/25/23	150	(5,883,000)	(159,401)	(100,200)	59,201
NAT GAS EURO OPT JUN23	3.00 USD	05/25/23	150	(5,883,000)	(265,151)	(223,350)	41,801
NAT GAS EURO OPT JUN24	3.00 USD	05/28/24	151	(5,242,720)	(526,543)	(515,363)	11,180
NAT GAS EURO OPT MAR23	1.50 USD	02/23/23	21	(1,104,600)	(4,256)	(1,365)	2,891
NAT GAS EURO OPT MAR23	3.00 USD	02/23/23	257	(13,518,200)	(462,786)	(397,579)	65,207
NAT GAS EURO OPT MAR23	4.25 USD	02/23/23	86	(4,523,600)	(709,730)	(541,800)	167,930
NAT GAS EURO OPT MAR24	3.00 USD	02/26/24	151	(6,050,570)	(526,543)	(493,770)	32,773
NAT GAS EURO OPT MAY22	2.20 USD	04/26/22	75	(750,000)	(29,450)	(75)	29,375
NAT GAS EURO OPT MAY22	2.50 USD	04/26/22	32	(1,805,440)	(23,126)	(32)	23,094
NAT GAS EURO OPT MAY22	4.50 USD	04/26/22	1,232	(69,509,440)	(659,990)	(239,008)	420,982

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAY23	1.50 USD	04/25/23	21	(819,840)	$(4,256)	$(903)	$3,353
NAT GAS EURO OPT MAY23	2.50 USD	04/25/23	150	(5,856,000)	(159,401)	(104,550)	54,851
NAT GAS EURO OPT MAY23	3.00 USD	04/25/23	150	(5,856,000)	(265,151)	(238,500)	26,651
NAT GAS EURO OPT MAY24	3.00 USD	04/25/24	151	(5,153,630)	(526,543)	(573,649)	(47,106)
NAT GAS EURO OPT NOV22	2.20 USD	10/26/22	75	(4,355,250)	(29,450)	(4,575)	24,875
NAT GAS EURO OPT NOV22	3.00 USD	10/26/22	107	(6,213,490)	(166,136)	(32,956)	133,180
NAT GAS EURO OPT NOV23	1.50 USD	10/26/23	21	(864,150)	(4,256)	(819)	3,437
NAT GAS EURO OPT NOV24	3.00 USD	10/28/24	151	(5,695,720)	(526,543)	(434,880)	91,663
NAT GAS EURO OPT OCT22	2.20 USD	09/27/22	75	(750,000)	(29,450)	(3,525)	25,925
NAT GAS EURO OPT OCT22	3.50 USD	09/27/22	366	(21,008,400)	(254,337)	(191,784)	62,553
NAT GAS EURO OPT OCT23	1.50 USD	09/26/23	21	(841,680)	(4,256)	(1,890)	2,366
NAT GAS EURO OPT OCT23	2.50 USD	09/26/23	150	(6,012,000)	(159,401)	(136,200)	23,201
NAT GAS EURO OPT OCT23	3.00 USD	09/26/23	150	(6,012,000)	(265,151)	(286,200)	(21,049)
NAT GAS EURO OPT OCT24	3.00 USD	09/25/24	151	(5,414,860)	(526,543)	(477,160)	49,383
NAT GAS EURO OPT SEP22	2.20 USD	08/26/22	75	(4,298,250)	(29,450)	(1,725)	27,725
NAT GAS EURO OPT SEP22	3.00 USD	08/26/22	75	(4,298,250)	(37,700)	(9,600)	28,100
NAT GAS EURO OPT SEP22	3.50 USD	08/26/22	525	(30,087,750)	(458,662)	(179,550)	279,112
NAT GAS EURO OPT SEP23	1.50 USD	08/28/23	21	(837,690)	(4,256)	(1,386)	2,870
NAT GAS EURO OPT SEP23	2.50 USD	08/28/23	150	(5,983,500)	(159,401)	(120,000)	39,401
NAT GAS EURO OPT SEP23	3.00 USD	08/28/23	150	(5,983,500)	(265,151)	(257,100)	8,051
NAT GAS EURO OPT SEP24	3.00 USD	08/27/24	151	(5,345,400)	(526,543)	(481,841)	44,702
NATURAL GAS FUTURE APR23	2.00 USD	03/28/23	76	(3,063,560)	(82,135)	(27,740)	54,395
NATURAL GAS FUTURE AUG23	2.00 USD	07/26/23	76	(3,021,000)	(82,135)	(19,684)	62,451
NATURAL GAS FUTURE DEC23	2.00 USD	11/27/23	76	(3,283,200)	(82,135)	(22,952)	59,183
NATURAL GAS FUTURE FEB23	2.00 USD	01/26/23	76	(4,454,360)	(82,135)	(7,828)	74,307
NATURAL GAS FUTURE JAN23	2.00 USD	12/27/22	76	(4,593,440)	(82,136)	(3,572)	78,564
NATURAL GAS FUTURE JUL23	2.00 USD	06/27/23	76	(3,011,120)	(82,135)	(17,632)	64,503
NATURAL GAS FUTURE JUN23	2.00 USD	05/25/23	76	(2,980,720)	(82,135)	(17,176)	64,959
NATURAL GAS FUTURE MAR23	2.00 USD	02/23/23	76	(3,997,600)	(82,135)	(19,304)	62,831
NATURAL GAS FUTURE MAY23	2.00 USD	04/25/23	76	(2,967,040)	(82,135)	(18,316)	63,819
NATURAL GAS FUTURE NOV23	2.00 USD	10/26/23	76	(3,127,400)	(82,135)	(18,088)	64,047
NATURAL GAS FUTURE OCT23	2.00 USD	09/26/23	76	(3,046,080)	(82,135)	(28,272)	53,863

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE SEP23	2.00 USD	08/28/23	76	(3,031,640)	$(82,135)	$(23,408)	$58,727
S+P 500 INDEX MAY22	3,975.00 USD	05/20/22	118	(11,800)	(1,338,450)	(253,110)	1,085,340
S+P 500 INDEX MAY22	4,140.00 USD	05/31/22	114	(11,400)	(958,328)	(464,208)	494,120

					$(24,863,688)	$(15,958,173)	$8,905,515

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
S&P 500 CALL 4785.45 EURO 6/30/2022	JPMorgan Chase Bank N.A.	4,785.45 USD	06/30/22	9,322	(9,322)	$(170,681)	$(501,307)	$(330,626)
USD/RUB Call 81.0 5/6/2022	Morgan Stanley Co., Inc.	81.00 USD	05/06/22	3,775,395	(3,775,395)	(74,236)	(225,546)	(151,310)

						$(244,915)	$(726,853)	$(481,936)

OTC Put Options Written
DJ EURO STOXX 50 Put 3988.36 EURO 6/17/2022	JPMorgan Chase Bank N.A.	3,988.36 EUR	06/17/22	10,781	(10,781)	$(1,580,299)	$(3,025,112)	$(1,444,813)
ESTX Banks EUR Pr Put 102.49 EURO 6/30/2022	JPMorgan Chase Bank N.A.	102.49 EUR	06/30/22	246,195	(246,195)	(1,818,131)	(4,445,938)	(2,627,807)
S&P 500 Put 3849.16 EURO 6/30/2022	JPMorgan Chase Bank N.A.	3,849.16 USD	06/30/22	9,322	(9,322)	(1,392,605)	(383,640)	1,008,965

						$(4,791,035)	$(7,854,690)	$(3,063,655)

Total Options Written Outstanding						$(66,276,887)	$(230,407,372)	$(164,130,485)

At March 31, 2022, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan A, 0.50%, 03/29/22	$999,631	$1,014,625	$14,994
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan C, 0.50%, 03/29/22	612,635	668,900	56,265
Mallinckrodt International Finance S.A., Revolver, 02/28/22	6,282,577	6,371,160	88,583

Total Unfunded Loan Commitment	$7,894,843	$8,054,685	$159,842

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reverse Repurchase Agreements Outstanding at March 31, 2022

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value	Face Value Including Accrued Interest
Citigroup Global Markets Limited	0.48%	3/24/2022	On Demand	(a)	$17,844,000	$17,845,666
Citigroup Global Markets Limited	0.50%	3/28/2022	On Demand	(a)	8,776,000	8,776,366
Citigroup Global Markets Limited	0.55%	2/18/2022	On Demand	(a)	4,080,269	4,081,561
Citigroup Global Markets Limited	0.60%	3/30/2022	On Demand	(a)	8,901,000	8,901,148
Citigroup Global Markets Limited	0.62%	3/30/2022	On Demand	(a)	8,820,000	8,820,152
JPMorgan Chase Bank, N.A.	(0.05)%	2/3/2022	5/10/2022		3,619,194	3,617,583
JPMorgan Chase Bank, N.A.	0.17%	3/30/2022	4/6/2022		1,873,888	1,873,906
JPMorgan Chase Bank, N.A.	0.20%	3/30/2022	4/6/2022		1,683,756	1,683,775
JPMorgan Chase Bank, N.A.	0.28%	3/30/2022	4/6/2022		4,844,354	4,844,429
JPMorgan Chase Bank, N.A.	0.40%	3/24/2022	5/2/2022		11,243,146	11,244,020
JPMorgan Chase Bank, N.A.	0.40%	3/28/2022	5/10/2022		4,511,250	4,511,400
JPMorgan Chase Bank, N.A.	0.45%	1/25/2022	5/10/2022		2,394,797	2,395,675
JPMorgan Chase Bank, N.A.	0.45%	3/30/2022	5/10/2022		3,553,068	3,553,112
JPMorgan Chase Bank, N.A.	0.47%	2/18/2022	5/10/2022		5,110,425	5,111,612
JPMorgan Chase Bank, N.A.	0.48%	3/30/2022	4/4/2022		7,424,541	7,424,640
JPMorgan Chase Bank, N.A.	0.50%	1/21/2022	5/10/2022		7,867,354	7,871,178
JPMorgan Chase Bank, N.A.	0.50%	2/22/2022	5/10/2022		1,859,105	1,859,583
JPMorgan Chase Bank, N.A.	0.50%	2/22/2022	5/10/2022		1,280,611	1,280,940
JPMorgan Chase Bank, N.A.	0.50%	3/7/2022	5/10/2022		1,027,792	1,027,963
JPMorgan Chase Bank, N.A.	0.50%	3/18/2022	5/10/2022		4,730,377	4,731,100
JPMorgan Chase Bank, N.A.	0.55%	3/30/2022	4/1/2022		8,329,575	8,329,575
JPMorgan Chase Bank, N.A.	0.55%	4/1/2022	5/10/2022		6,795,375	6,795,375
JPMorgan Chase Bank, N.A.	0.55%	3/28/2022	4/7/2022		4,542,807	4,543,015
JPMorgan Chase Bank, N.A.	0.55%	1/27/2022	4/19/2022		4,409,674	4,411,989
JPMorgan Chase Bank, N.A.	0.55%	3/15/2022	4/28/2022		9,470,454	9,471,717
JPMorgan Chase Bank, N.A.	0.55%	3/16/2022	4/4/2022		512,949	513,013
JPMorgan Chase Bank, N.A.	0.55%	2/1/2022	5/10/2022		4,285,734	4,287,805
JPMorgan Chase Bank, N.A.	0.55%	2/3/2022	5/10/2022		6,235,464	6,238,374
JPMorgan Chase Bank, N.A.	0.55%	2/7/2022	5/10/2022		3,622,227	3,623,797
JPMorgan Chase Bank, N.A.	0.55%	3/7/2022	5/10/2022		5,692,793	5,693,932
JPMorgan Chase Bank, N.A.	0.55%	3/7/2022	5/10/2022		2,151,350	2,151,780
JPMorgan Chase Bank, N.A.	0.55%	3/7/2022	5/10/2022		3,022,528	3,023,133
JPMorgan Chase Bank, N.A.	0.55%	3/7/2022	5/10/2022		4,051,399	4,052,209
JPMorgan Chase Bank, N.A.	0.55%	3/16/2022	4/4/2022		512,949	512,834
JPMorgan Chase Bank, N.A.	0.55%	3/18/2022	5/10/2022		294,101	294,150
JPMorgan Chase Bank, N.A.	0.55%	3/22/2022	5/10/2022		2,789,702	2,790,086
JPMorgan Chase Bank, N.A.	0.55%	3/30/2022	5/10/2022		4,233,292	4,233,357
Royal Bank of Canada	0.38%	3/18/2022	4/21/2022		3,188,000	3,188,370

Total Reverse Repurchase Agreements Outstanding					$185,585,300	$185,610,320

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Futures Contracts Outstanding at March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
3 Month Eurodollar	76	ICE	19,066,506 EUR	06/13/22	$(3,160)
3 Month Eurodollar	248	ICE	61,709,146 EUR	03/13/23	(161,785)
3 Month Eurodollar	356	ICE	88,587,565 EUR	06/19/23	(562,765)
3 Month Eurodollar	331	ICE	82,145,069 EUR	09/18/23	(461,341)
90 Day Eurodollar	365	CME	89,364,803 USD	09/19/22	(104,053)
90 Day Eurodollar	294	CME	71,904,706 USD	12/19/22	(359,806)
90 Day Eurodollar	104	CME	25,359,763 USD	03/13/23	(129,363)
90 Day Eurodollar	265	CME	64,521,677 USD	06/19/23	(345,302)
90 Day Eurodollar	1	CME	243,078 USD	03/18/24	(390)
90 Day Eurodollar	1	CME	243,528 USD	12/16/24	(290)
Aluminum	17	LME	1,437,687 USD	06/15/22	46,201
Aluminum	2	LME	128,108 USD	12/19/22	44,755
Amsterdam Index	9	Euronext	1,263,346 EUR	04/14/22	44,108
ANR-SENG	60	ICE	1,553 USD	04/04/22	(802)
ANR-SENG	62	ICE	1,604 USD	05/03/22	2,271
ANR-SENG	60	ICE	1,553 USD	06/02/22	2,948
ANR-SENG	62	ICE	1,604 USD	07/05/22	3,433
ANR-SENG	62	ICE	1,604 USD	08/02/22	3,433
ANR-SENG	60	ICE	1,553 USD	09/02/22	2,948
ANR-SENG	62	ICE	1,604 USD	10/04/22	2,658
ANR-SENG	60	ICE	1,553 USD	11/02/22	6,323
ANR-SENG	62	ICE	1,604 USD	12/02/22	6,921
Argus WTI Houston	120	ICE	240,000 USD	08/26/22	(61,200)
Australian 10-Year Bond	377	SFE	49,428,216 AUD	06/15/22	(1,231,772)
Australian dollar Currency	35	CME	2,602,053 USD	06/13/22	21,722
Brent Crude	60	ICE	7,816 USD	04/26/22	(6,016)
Brent Crude	85	ICE	334,923 USD	04/26/22	(304,323)
Brent Crude	29	ICE	3,010,351 USD	04/29/22	26,239
Brent Crude	97	ICE	10,881,540 USD	05/31/22	(916,730)
Brent Crude	5	ICE	522,036 USD	06/30/22	(17,136)
Brent Crude	7	ICE	747,839 USD	07/29/22	(51,829)
Brent Crude	301	ICE	909,101 USD	08/25/22	734,359
Brent Crude	6	ICE	618,967 USD	08/31/22	(30,727)
Brent Crude	8	ICE	813,396 USD	09/30/22	(39,396)
Brent Crude	34	NYMEX	2,905,020 USD	10/31/23	46,860
Brent Crude	4	ICE	360,004 USD	10/31/23	(12,724)
British Pound Currency	22	CME	1,809,494 USD	06/13/22	(3,981)
CAC40 Index	22	Euronext	1,439,706 EUR	04/14/22	27,594
Canadian 10- Year Bonds	27	CDE	3,652,911 CAD	06/21/22	(102,220)
Canadian Dollar Currency	55	CME	4,333,550 USD	06/14/22	71,400
CBOE Volatility Index	39	CFE	1,026,604 USD	08/17/22	(2,663)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Cocoa	76	ICE	2,010,014 USD	07/14/22	$32,106
Coffee ‘C’	120	ICE	10,148,424 USD	07/19/22	41,827
Copper	25	COMEX	2,811,837 USD	05/26/22	157,538
Copper	90	COMEX	10,593,086 USD	07/27/22	106,789
Corn	238	CBOT	8,294,750 USD	07/14/22	427,950
Cotton No.2	718	ICE	44,052,724 USD	07/07/22	3,360,406
Crude Palm Oil	19	MYX	2,827,961 MYR	06/15/22	(28,084)
DAX Index	3	Eurex	1,071,418 EUR	06/17/22	12,232
DJIA mini E-CBOT	21	CBOT	3,650,128 USD	06/17/22	(15,238)
Dominion SP	60	ICE	134,648 USD	04/04/22	3,023
E-mini Russell 2000	14	CME	1,459,026 USD	06/17/22	(12,545)
Eastern Gas-South Natural Gas Index	1	ICE	10,501 USD	04/01/22	974
Eastern Gas-South Natural Gas Index	279	ICE	17,581 USD	04/04/22	(270,835)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/04/22	3,011
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/04/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/04/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/05/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/06/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/07/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/08/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/11/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/11/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/11/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/12/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/13/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/14/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/18/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/18/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/18/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/18/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/19/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/20/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/21/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/22/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/25/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/25/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/25/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/26/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/27/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/28/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	04/29/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	05/02/22	(70)
Eastern Gas-South Natural Gas Index	3	ICE	35,807 USD	05/02/22	(70)
Eastern Gas-South Natural Gas Index	150	ICE	5,381 USD	03/31/22	114,694

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
EURO — BUXL 30 Year Bond	8	Eurex	1,627,972 EUR	06/08/22	$(153,074)
Euro Stoxx 50	169	Eurex	6,417,370 EUR	06/17/22	48,122
Euro-Schatz	333	Eurex	37,156,052 EUR	06/08/22	(311,185)
FTSE 100 Index	127	ICE	9,408,882 GBP	06/17/22	129,181
FTSE Taiwan Index	15	SGX	921,170 USD	04/28/22	5,230
FTSE/MIB Index	9	IDEM	1,050,770 EUR	06/17/22	52,547
Gasoline RBOB	31	NYMEX	3,838,125 USD	04/29/22	264,347
Gasoline RBOB	259	NYMEX	34,701,666 USD	05/31/22	(1,003,797)
Gasoline RBOB	34	NYMEX	3,445,509 USD	05/31/23	243,872
Globex Natural Gas	386	NYMEX	17,804,364 USD	04/26/22	3,973,756
Globex Natural Gas	172	NYMEX	9,096,796 USD	05/25/22	708,924
Globex Natural Gas	67	NYMEX	2,768,315 USD	06/27/22	1,088,205
Globex Natural Gas	67	NYMEX	2,768,315 USD	07/26/22	1,088,875
Globex Natural Gas	47	NYMEX	2,149,981 USD	08/26/22	543,589
Globex Natural Gas	373	NYMEX	19,746,242 USD	09/27/22	1,663,959
Gold 100 OZ	17	COMEX	3,315,979 USD	06/28/22	5,821
Henry Hub	33	NYMEX	387,774 USD	04/26/22	77,691
Henry Hub	612	ICE	5,497,603 USD	04/27/22	3,134,657
Henry Hub	672	ICE	6,005,012 USD	05/26/22	3,572,668
Henry Hub	13	NYMEX	161,860 USD	06/27/22	25,210
Henry Hub	1,035	ICE	8,703,338 USD	06/28/22	6,190,312
Henry Hub	13	NYMEX	161,860 USD	07/26/22	25,243
Henry Hub	1,035	ICE	8,703,338 USD	07/27/22	6,192,899
Henry Hub	13	NYMEX	161,860 USD	08/26/22	24,398
Henry Hub	1,032	ICE	8,670,239 USD	08/29/22	6,115,741
Henry Hub	330	ICE	3,065,119 USD	10/27/22	1,725,656
Henry Hub	352	ICE	3,266,010 USD	11/28/22	1,970,870
Henry Hub	405	ICE	3,961,421 USD	12/28/22	2,158,129
Henry Hub	84	ICE	1,032,282 USD	01/27/23	198,528
Henry Hub	62	ICE	759,236 USD	02/24/23	56,064
Henry Hub	345	ICE	3,139,780 USD	12/27/23	699,207
Henry Hub	496	ICE	3,619,152 USD	12/29/25	1,706,648
Henry Hub	448	ICE	3,268,912 USD	01/28/26	1,423,889
Henry Hub	496	ICE	3,619,152 USD	02/25/26	1,297,448
Henry Hub	480	ICE	3,502,405 USD	03/27/26	744,395
Henry Hub	496	ICE	3,619,152 USD	04/28/26	769,208
Henry Hub	480	ICE	3,502,405 USD	05/27/26	823,595
Henry Hub	496	ICE	3,619,152 USD	06/26/26	927,928
Henry Hub	496	ICE	3,619,152 USD	07/29/26	950,248
Henry Hub	480	ICE	3,502,405 USD	08/27/26	919,595
Henry Hub	496	ICE	3,619,152 USD	09/28/26	1,018,448
Henry Hub	480	ICE	3,502,405 USD	10/28/26	1,189,595
Henry Hub	496	ICE	3,619,152 USD	11/25/26	1,601,248
HSCNG Index	124	ICE	3,209 USD	02/28/22	55,940

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
ICE 3 Month Sonia	246	ICE	60,221,774 GBP	03/14/23	$(61,872)
ICE 3 Month Sonia	141	ICE	34,441,754 GBP	06/20/23	(31,073)
ICE 3 Month Sonia	358	ICE	87,476,044 GBP	09/19/23	(251,129)
ICE 3 Month Sonia	26	ICE	6,357,521 GBP	03/19/24	(18,615)
Japanese Yen Currency	4	CME	431,564 USD	06/13/22	(19,689)
KOSPI 200 Index	6	KRX FM	525,999,000 KRW	06/09/22	18,606
Lean Hogs	438	CME	21,184,356 USD	07/15/22	(7,056)
Live Cattle	74	CME	4,069,207 USD	08/31/22	17,813
Low Sulphar Gasoil	87	ICE	8,377,403 USD	06/10/22	(5,828)
Low Sulphar Gasoil	12	ICE	1,107,149 USD	07/12/22	14,251
Low Sulphar Gasoil	9	ICE	732,633 USD	08/11/22	88,392
Low Sulphar Gasoil	60	ICE	3,352,831 USD	12/12/22	1,813,169
MSCI Emerging Market	58	ICE	3,022,216 USD	06/17/22	241,734
MSCI Singapore Index	10	SGX	333,334 SGD	04/28/22	1,119
NASDAQ 100 E-Mini	6	CME	1,769,535 USD	06/17/22	14,715
Natural Gas	154	NYMEX	8,226,790 USD	05/26/22	552,750
Natural Gas	1	NYMEX	54,642 USD	07/27/22	2,928
Natural Gas	4	NYMEX	194,011 USD	08/29/22	35,229
Natural Gas	6	NYMEX	303,531 USD	09/28/22	40,869
Natural Gas	32	NYMEX	1,308,217 USD	11/28/22	596,103
Natural Gas	169	NYMEX	4,749,191 USD	12/28/22	5,465,169
Natural Gas	279	NYMEX	14,614,145 USD	01/27/23	1,738,045
Natural Gas	377	NYMEX	17,005,560 USD	02/24/23	2,824,640
Natural Gas	9	NYMEX	303,315 USD	03/29/23	59,475
Natural Gas	9	NYMEX	303,315 USD	04/26/23	48,045
Natural Gas	67	NYMEX	2,396,415 USD	04/26/23	219,265
Natural Gas	9	NYMEX	303,315 USD	05/26/23	51,015
Natural Gas	20	ICE	655,281 EUR	05/30/23	180,907
Natural Gas	9	NYMEX	303,315 USD	06/28/23	54,795
Natural Gas	9	NYMEX	303,315 USD	07/27/23	55,875
Natural Gas	9	NYMEX	303,315 USD	08/29/23	54,615
Natural Gas	9	NYMEX	303,315 USD	09/27/23	57,405
Natural Gas	224	NYMEX	7,800,946 USD	09/27/23	1,176,974
Natural Gas	12	NYMEX	380,301 USD	11/28/23	138,099
Natural Gas	50	NYMEX	1,843,429 USD	12/27/23	382,072
Natural Gas	147	NYMEX	5,187,953 USD	12/27/23	1,355,017
Natural Gas	21	NYMEX	561,787 USD	01/29/24	342,263
Natural Gas	40	NYMEX	1,228,769 USD	01/29/24	493,231
Natural Gas	22	NYMEX	588,539 USD	03/26/24	172,001
Natural Gas	22	NYMEX	652,738 USD	03/26/24	107,802
Natural Gas	23	NYMEX	615,291 USD	04/26/24	169,699
Natural Gas	22	NYMEX	652,738 USD	04/26/24	98,122
Natural Gas	22	NYMEX	588,539 USD	05/29/24	175,301
Natural Gas	22	NYMEX	652,738 USD	05/29/24	111,102

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	23	NYMEX	615,291 USD	06/26/24	$197,759
Natural Gas	22	NYMEX	652,738 USD	06/26/24	124,962
Natural Gas	23	NYMEX	615,291 USD	07/29/24	201,669
Natural Gas	22	NYMEX	652,738 USD	07/29/24	128,702
Natural Gas	22	NYMEX	588,539 USD	08/28/24	190,261
Natural Gas	22	NYMEX	652,738 USD	08/28/24	126,062
Natural Gas	23	NYMEX	615,291 USD	09/26/24	209,489
Natural Gas	22	NYMEX	652,738 USD	09/26/24	136,182
Natural Gas	22	NYMEX	588,539 USD	10/29/24	241,301
Natural Gas	27	NYMEX	755,546 USD	10/29/24	262,894
Natural Gas	23	NYMEX	615,291 USD	11/26/24	328,169
Natural Gas	27	NYMEX	755,546 USD	11/26/24	351,994
Natural Gas	32	NYMEX	971,555 USD	12/27/24	394,845
Natural Gas	32	NYMEX	971,555 USD	01/29/25	360,285
Natural Gas	32	NYMEX	971,555 USD	02/26/25	273,245
Natural Gas	15	NYMEX	462,026 USD	03/27/25	54,724
Natural Gas	15	NYMEX	462,026 USD	04/28/25	53,224
Natural Gas	15	NYMEX	462,026 USD	05/28/25	63,724
Natural Gas	15	NYMEX	462,026 USD	06/26/25	74,224
Natural Gas	15	NYMEX	462,026 USD	07/29/25	78,574
Natural Gas	15	NYMEX	462,026 USD	08/27/25	76,624
Natural Gas	15	NYMEX	462,026 USD	09/26/25	86,974
Natural Gas	32	NYMEX	971,555 USD	10/29/25	250,845
Natural Gas	32	NYMEX	971,555 USD	11/25/25	350,365
Natural Gas	14	NYMEX	425,375 USD	12/29/25	175,925
Natural Gas	14	NYMEX	425,375 USD	01/28/26	161,225
Natural Gas	14	NYMEX	425,375 USD	02/25/26	129,725
Natural Gas	14	NYMEX	425,375 USD	03/27/26	70,085
Natural Gas	14	NYMEX	425,375 USD	04/28/26	70,085
Natural Gas	14	NYMEX	425,375 USD	05/27/26	79,325
Natural Gas	14	NYMEX	425,375 USD	06/26/26	88,005
Natural Gas	14	NYMEX	425,375 USD	07/29/26	90,525
Natural Gas	14	NYMEX	425,375 USD	08/27/26	90,525
Natural Gas	14	NYMEX	425,375 USD	09/28/26	98,225
Natural Gas	14	NYMEX	425,375 USD	10/28/26	122,025
Natural Gas	14	NYMEX	425,375 USD	11/25/26	164,025
Natural Gas	62	NYMEX	2,212,007 USD	12/29/26	500,493
Natural Gas	62	NYMEX	2,212,007 USD	01/27/27	450,893
Natural Gas	62	NYMEX	2,212,007 USD	02/24/27	345,493
Natural Gas	62	NYMEX	2,212,007 USD	03/29/27	66,493
Natural Gas	62	NYMEX	2,212,007 USD	04/28/27	55,333
Natural Gas	62	NYMEX	2,212,007 USD	05/26/27	86,333
Natural Gas	62	NYMEX	2,212,007 USD	06/28/27	110,513
Natural Gas	62	NYMEX	2,212,007 USD	07/28/27	114,853

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	62	NYMEX	2,212,007 USD	08/27/27	$112,993
Natural Gas	62	NYMEX	2,212,007 USD	09/28/27	138,413
Natural Gas	62	NYMEX	2,212,007 USD	10/27/27	222,733
Natural Gas	62	NYMEX	2,212,007 USD	11/26/27	378,353
New Zealand Dollar Currency	137	CME	9,384,508 USD	06/13/22	101,372
Nickel	10	LME	1,459,701 USD	06/15/22	466,299
NY Harbor ULSD	28	NYMEX	3,433,061 USD	04/29/22	519,357
NY Harbor ULSD	52	NYMEX	7,355,463 USD	05/31/22	(364,697)
OMXS30 Index	36	Nasdaq OMX	7,624,775 SEK	04/13/22	(12,632)
S&P 500 E-mini	63	CME	13,845,706 USD	06/17/22	426,157
S&P/TSX 60 Index	8	CDE	2,074,510 CAD	06/16/22	26,277
Silver	5	COMEX	614,342 USD	05/26/22	13,983
Socal-Border Natural Gas Basis	62	ICE	86,940 USD	05/03/22	527
Soyabean	38	CBOT	3,133,835 USD	07/14/22	(97,635)
Soyabean	335	CBOT	15,526,538 USD	07/14/22	(136,638)
Soyabean Oil	150	CBOT	6,475,536 USD	07/14/22	(297,936)
SPI 200	32	SFE	5,701,664 AUD	06/16/22	210,673
Sugar 11	994	ICE	21,418,547 USD	06/30/22	90,022
Swiss Market Index	24	Eurex	2,832,875 CHF	06/17/22	59,829
Topix	54	OSE	947,550,363 JPY	06/09/22	850,662
Transco-85 Natural Gas Index	60	ICE	1,448 USD	03/31/22	(30,532)
U.S. Treasury 10-Year Note	8,027	CBOT	987,644,278 USD	06/21/22	(1,326,653)
U.S. Treasury 5-Year Note	488	CBOT	55,853,125 USD	06/30/22	114,375
Waha Gas Basis	1	ICE	9,573 USD	04/01/22	477
Waha Gas Basis	90	ICE	347,171 USD	11/02/22	19,796
Wheat	136	CBOT	6,287,445 USD	07/14/22	526,155
WTI Crude	70	NYMEX	6,810,609 USD	04/20/22	208,991
WTI Crude	97	NYMEX	10,349,041 USD	05/20/22	(792,601)
WTI Crude	90	NYMEX	9,162,679 USD	06/21/22	(443,479)
WTI Crude	8	NYMEX	823,924 USD	07/20/22	(63,283)
WTI Crude	101	NYMEX	9,331,718 USD	08/22/22	93,602
WTI Crude	13	NYMEX	1,243,356 USD	09/20/22	(49,696)
WTI Crude	186	NYMEX	16,965,374 USD	11/21/22	(299,774)
WTI Crude	10	NYMEX	855,098 USD	05/22/23	(8,998)
Zinc	10	LME	915,401 USD	06/15/22	131,725

					$81,108,815

Short Futures
3 Month Eurodollar	658	ICE	164,867,516 EUR	09/19/22	$260,982
3 Month Eurodollar	662	ICE	165,538,958 EUR	12/19/22	555,733
3 Month Eurodollar	105	ICE	25,977,284 EUR	12/18/23	75,815
3 Month Eurodollar	383	ICE	95,118,633 EUR	03/18/24	689,147
90 Day Eurodollar	811	CME	199,958,927 USD	06/13/22	311,002
90 Day Eurodollar	16	CME	3,939,896 USD	09/19/22	27,096

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
90 Day Eurodollar	22	CME	5,422,330 USD	12/19/22	$68,630
90 Day Eurodollar	9	CME	2,204,526 USD	03/13/23	21,126
90 Day Eurodollar	13	CME	3,189,460 USD	06/19/23	41,185
90 Day Eurodollar	128	CME	31,048,818 USD	09/18/23	47,218
90 Day Eurodollar	218	CME	52,922,406 USD	12/18/23	73,756
90 Day Eurodollar	716	CME	175,298,091 USD	03/18/24	1,533,841
90 Day Eurodollar	3	CME	736,730 USD	06/17/24	7,992
90 Day Eurodollar	7	CME	1,718,907 USD	09/16/24	17,294
90 Day Eurodollar	10	CME	2,456,449 USD	03/17/25	21,574
90 Day Eurodollar	7	CME	1,720,844 USD	06/16/25	14,769
90 Day Eurodollar	3	CME	737,042 USD	09/15/25	5,305
90 Day Eurodollar	2	CME	490,882 USD	12/15/25	2,832
90 Day Eurodollar	8	CME	1,963,492 USD	03/16/26	10,392
90 Day Eurodollar	2	CME	490,795 USD	06/15/26	2,420
90 Day Eurodollar	2	CME	490,707 USD	09/14/26	2,307
Aluminum	2	LME	181,742 USD	12/19/22	8,880
Brent Crude	108	ICE	12,218,249 USD	04/29/22	909,569
Brent Crude	178	NYMEX	19,384,455 USD	04/29/22	746,075
Brent Crude	75	NYMEX	8,125,697 USD	05/31/22	420,947
Brent Crude	59	NYMEX	5,869,176 USD	07/29/22	2,806
Brent Crude	301	ICE	872,819 USD	08/25/22	(719,471)
Brent Crude	47	ICE	3,516,528 USD	10/31/22	(972,442)
Brent Crude	89	NYMEX	8,652,022 USD	10/31/22	151,632
Brent Crude	1	ICE	88,488 USD	04/28/23	(1,982)
British Pound Currency	19	CME	1,555,414 USD	06/13/22	(3,892)
California Carbon Allowance Vintage Specific 2021	250	Euronext	7,690,000 USD	06/27/22	75,000
California Carbon Allowance Vintage Specific 2021	200	ICE	6,254,000 USD	12/23/22	40,000
California Carbon Allowance Vintage Specific 2022	1,095	Euronext	30,897,185 USD	06/27/22	(2,445,565)
California Carbon Allowance Vintage Specific 2022	4,577	ICE	140,651,570 USD	12/23/22	(1,647,360)
California Carbon Allowance Vintage Specific 2023	1,720	ICE	48,442,084 USD	03/28/23	(5,806,716)
CBOE Volatility Index	23	CFE	530,964 USD	04/20/22	(8,823)
CBOE Volatility Index	50	CFE	1,236,312 USD	05/18/22	(13,073)
CBOE Volatility Index	11	CFE	274,479 USD	06/15/22	(5,771)
CBOE Volatility Index	131	CFE	3,446,608 USD	07/20/22	26,787
CBOE Volatility Index	90	CFE	2,376,313 USD	09/21/22	(17,813)
Chicago Natural Gas Basis	90	ICE	43,954 USD	04/04/22	11,734
Chicago Natural Gas Basis	62	ICE	36,479 USD	05/03/22	14,283
Chicago Natural Gas Basis	60	ICE	43,178 USD	06/02/22	7,822
Chicago Natural Gas Index	60	ICE	8,303 USD	03/31/22	21,277

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Chicago Swing	3	ICE	39,833 USD	04/04/22	$203
Chicago Swing	3	ICE	39,833 USD	04/04/22	(412)
Chicago Swing	3	ICE	39,833 USD	04/04/22	(412)
Chicago Swing	3	ICE	39,833 USD	04/05/22	203
Chicago Swing	3	ICE	39,833 USD	04/06/22	203
Chicago Swing	3	ICE	39,833 USD	04/07/22	203
Chicago Swing	3	ICE	39,833 USD	04/08/22	203
Chicago Swing	3	ICE	39,833 USD	04/18/22	(412)
Chicago Swing	3	ICE	39,833 USD	04/11/22	203
Chicago Swing	3	ICE	39,833 USD	04/11/22	203
Chicago Swing	3	ICE	39,833 USD	04/12/22	203
Chicago Swing	3	ICE	39,833 USD	04/13/22	203
Chicago Swing	3	ICE	39,833 USD	04/14/22	(412)
Chicago Swing	3	ICE	39,833 USD	04/18/22	203
Chicago Swing	3	ICE	39,833 USD	04/18/22	203
Chicago Swing	3	ICE	39,833 USD	04/18/22	203
Chicago Swing	3	ICE	39,833 USD	04/18/22	(412)
Chicago Swing	3	ICE	39,833 USD	04/19/22	203
Chicago Swing	3	ICE	39,833 USD	04/20/22	203
Chicago Swing	3	ICE	39,833 USD	04/21/22	203
Chicago Swing	3	ICE	39,833 USD	04/22/22	203
Chicago Swing	3	ICE	39,833 USD	04/25/22	(412)
Chicago Swing	3	ICE	39,833 USD	04/25/22	(412)
Chicago Swing	3	ICE	39,833 USD	04/25/22	203
Chicago Swing	3	ICE	39,833 USD	04/26/22	203
Chicago Swing	3	ICE	39,833 USD	04/27/22	203
Chicago Swing	3	ICE	39,833 USD	04/28/22	203
Chicago Swing	3	ICE	39,833 USD	04/29/22	203
Chicago Swing	3	ICE	39,833 USD	05/02/22	(412)
Chicago Swing	3	ICE	39,833 USD	05/02/22	203
Cocoa	84	ICE	2,184,927 USD	05/13/22	(41,073)
Coffee ‘C’	117	ICE	9,895,076 USD	05/18/22	(38,224)
Copper	78	COMEX	9,194,302 USD	05/26/22	(70,148)
Corn	208	CBOT	7,595,699 USD	05/13/22	(191,301)
Cotton No.2	663	ICE	41,941,422 USD	05/06/22	(3,039,813)
DAX Index	3	Eurex	1,047,128 EUR	06/17/22	(39,103)
Dominion SP	31	ICE	79,077 USD	05/03/22	(16,302)
Dominion SP	30	ICE	76,526 USD	06/02/22	(15,776)
Dominion SP	31	ICE	79,077 USD	07/05/22	(14,558)
Dominion SP	31	ICE	79,077 USD	08/02/22	(11,652)
Dominion SP	30	ICE	76,526 USD	09/02/22	17,036
Dominion SP	31	ICE	79,077 USD	10/04/22	27,098
E-mini Russell 2000	522	CME	51,523,540 USD	06/17/22	(2,409,500)
Euro BOBL	61	Eurex	7,929,528 EUR	06/08/22	76,407

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Euro BTP	5	Eurex	707,417 EUR	06/08/22	$17,553
Euro BTP	131	CME	18,064,737 USD	06/13/22	(109,875)
Euro OAT	8	Eurex	1,255,786 EUR	06/08/22	48,349
Euro Stoxx 50	31	Eurex	1,142,892 EUR	06/17/22	(46,726)
Euro-Bund	4	Eurex	629,768 EUR	06/08/22	(5,390)
Gasoline RBOB	63	NYMEX	8,848,198 USD	04/29/22	510,917
Globex Natural Gas	14	NYMEX	578,176 USD	10/26/22	(234,804)
Globex Natural Gas	32	NYMEX	1,321,545 USD	11/25/22	(582,775)
Globex Natural Gas	76	NYMEX	3,314,681 USD	12/27/22	(1,278,759)
Globex Natural Gas	3	NYMEX	123,895 USD	01/26/23	(51,935)
Globex Natural Gas	71	NYMEX	2,963,389 USD	02/23/23	(771,211)
Globex Natural Gas	36	NYMEX	1,407,538 USD	03/28/23	(43,622)
Globex Natural Gas	36	NYMEX	1,408,438 USD	04/25/23	2,998
Globex Natural Gas	36	NYMEX	1,407,838 USD	05/25/23	(9,482)
Globex Natural Gas	36	NYMEX	1,408,438 USD	06/27/23	(24,002)
Globex Natural Gas	36	NYMEX	1,410,138 USD	07/26/23	(26,622)
Globex Natural Gas	36	NYMEX	1,407,838 USD	08/28/23	(23,882)
Globex Natural Gas	36	NYMEX	1,408,938 USD	09/26/23	(33,942)
Globex Natural Gas	8	NYMEX	200,398 USD	10/26/23	(128,802)
Globex Natural Gas	8	NYMEX	200,398 USD	11/27/23	(145,202)
Globex Natural Gas	11	NYMEX	384,981 USD	12/26/23	(104,629)
Globex Natural Gas	11	NYMEX	384,981 USD	01/26/24	(88,569)
Globex Natural Gas	11	NYMEX	384,981 USD	02/26/24	(55,789)
Globex Natural Gas	42	NYMEX	1,392,428 USD	03/25/24	(59,512)
Globex Natural Gas	42	NYMEX	1,392,428 USD	04/25/24	(41,032)
Globex Natural Gas	42	NYMEX	1,392,428 USD	05/28/24	(65,812)
Globex Natural Gas	42	NYMEX	1,392,428 USD	06/25/24	(92,272)
Globex Natural Gas	42	NYMEX	1,392,428 USD	07/26/24	(99,412)
Globex Natural Gas	42	NYMEX	1,392,428 USD	08/27/24	(94,372)
Globex Natural Gas	42	NYMEX	1,392,428 USD	09/25/24	(113,692)
Globex Natural Gas	11	NYMEX	384,981 USD	10/28/24	(29,939)
Globex Natural Gas	11	NYMEX	384,981 USD	11/25/24	(66,239)
Globex Natural Gas	56	NYMEX	2,005,104 USD	12/26/24	(386,096)
Globex Natural Gas	56	NYMEX	2,005,104 USD	01/28/25	(325,616)
Globex Natural Gas	56	NYMEX	2,005,104 USD	02/25/25	(173,296)
Globex Natural Gas	56	NYMEX	2,005,104 USD	03/26/25	75,904
Globex Natural Gas	56	NYMEX	2,005,104 USD	04/25/25	81,504
Globex Natural Gas	56	NYMEX	2,005,104 USD	05/27/25	42,304
Globex Natural Gas	56	NYMEX	2,005,104 USD	06/25/25	3,104
Globex Natural Gas	56	NYMEX	2,005,104 USD	07/28/25	(13,136)
Globex Natural Gas	56	NYMEX	2,005,104 USD	08/26/25	(5,856)
Globex Natural Gas	56	NYMEX	2,005,104 USD	09/25/25	(44,496)
Globex Natural Gas	56	NYMEX	2,005,104 USD	10/28/25	(134,096)
Globex Natural Gas	56	NYMEX	2,005,104 USD	11/24/25	(308,256)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	56	NYMEX	581,809 USD	05/25/22	$(216,331)
Henry Hub	537	ICE	7,697,498 USD	09/28/22	(397)
Henry Hub	21	NYMEX	166,934 USD	10/26/22	(137,933)
Henry Hub	21	NYMEX	166,934 USD	11/25/22	(145,493)
Henry Hub	191	NYMEX	1,844,942 USD	12/27/22	(1,041,068)
Henry Hub	86	NYMEX	537,769 USD	01/26/23	(722,346)
Henry Hub	188	NYMEX	1,703,044 USD	02/23/23	(769,156)
Henry Hub	260	NYMEX	1,938,341 USD	03/28/23	(681,809)
Henry Hub	240	ICE	2,214,047 USD	03/29/23	(204,553)
Henry Hub	260	NYMEX	1,938,341 USD	04/25/23	(599,259)
Henry Hub	248	ICE	2,287,926 USD	04/26/23	(132,554)
Henry Hub	260	NYMEX	1,938,341 USD	05/25/23	(620,709)
Henry Hub	240	ICE	2,213,747 USD	05/26/23	(148,453)
Henry Hub	260	NYMEX	1,938,341 USD	06/27/23	(648,009)
Henry Hub	248	ICE	2,287,926 USD	06/28/23	(179,054)
Henry Hub	260	NYMEX	1,938,341 USD	07/26/23	(655,809)
Henry Hub	248	ICE	2,287,849 USD	07/27/23	(186,571)
Henry Hub	260	NYMEX	1,938,341 USD	08/28/23	(646,709)
Henry Hub	240	ICE	2,214,122 USD	08/29/23	(172,078)
Henry Hub	260	NYMEX	1,938,341 USD	09/26/23	(666,859)
Henry Hub	934	ICE	7,966,114 USD	09/27/23	(1,392,566)
Henry Hub	86	NYMEX	537,769 USD	10/26/23	(346,956)
Henry Hub	90	ICE	760,808 USD	10/27/23	(165,067)
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(391,031)
Henry Hub	93	ICE	786,169 USD	11/28/23	(218,231)
Henry Hub	319	ICE	2,314,399 USD	01/29/24	(1,118,839)
Henry Hub	341	ICE	2,474,013 USD	02/27/24	(941,955)
Henry Hub	198	NYMEX	1,291,803 USD	03/25/24	(419,412)
Henry Hub	420	ICE	3,137,389 USD	03/26/24	(492,461)
Henry Hub	198	NYMEX	1,291,803 USD	04/25/24	(397,632)
Henry Hub	434	ICE	3,241,969 USD	04/26/24	(461,136)
Henry Hub	198	NYMEX	1,291,803 USD	05/28/24	(426,837)
Henry Hub	420	ICE	3,137,389 USD	05/29/24	(508,211)
Henry Hub	198	NYMEX	1,291,803 USD	06/25/24	(458,022)
Henry Hub	434	ICE	3,241,969 USD	06/26/24	(593,506)
Henry Hub	198	NYMEX	1,291,803 USD	07/26/24	(466,437)
Henry Hub	434	ICE	3,241,969 USD	07/29/24	(611,951)
Henry Hub	198	NYMEX	1,291,803 USD	08/27/24	(460,497)
Henry Hub	420	ICE	3,137,389 USD	08/28/24	(579,611)
Henry Hub	198	NYMEX	1,291,803 USD	09/25/24	(483,267)
Henry Hub	434	ICE	3,241,969 USD	09/26/24	(648,841)
Henry Hub	330	ICE	2,394,206 USD	10/29/24	(717,694)
Henry Hub	341	ICE	2,474,013 USD	11/26/24	(1,022,942)
Henry Hub	155	ICE	1,380,935 USD	12/27/24	(273,690)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	140	ICE	1,247,296 USD	01/29/25	$(209,404)
Henry Hub	155	ICE	1,380,935 USD	02/26/25	(126,440)
Henry Hub	150	ICE	1,336,389 USD	03/27/25	44,514
Henry Hub	155	ICE	1,380,935 USD	04/28/25	49,873
Henry Hub	150	ICE	1,336,389 USD	05/28/25	22,014
Henry Hub	155	ICE	1,380,935 USD	06/26/25	(4,377)
Henry Hub	155	ICE	1,380,935 USD	07/29/25	(15,615)
Henry Hub	150	ICE	1,336,389 USD	08/27/25	(10,236)
Henry Hub	155	ICE	1,380,935 USD	09/26/25	(37,315)
Henry Hub	150	ICE	1,336,389 USD	10/29/25	(96,111)
Henry Hub	155	ICE	1,380,935 USD	11/25/25	(219,827)
Henry Hub	62	ICE	467,279 USD	12/29/26	(210,846)
Henry Hub	56	ICE	422,059 USD	01/27/27	(179,241)
Henry Hub	62	ICE	467,279 USD	02/24/27	(172,096)
Henry Hub	60	ICE	452,206 USD	03/29/27	(99,044)
Henry Hub	62	ICE	467,279 USD	04/28/27	(99,556)
Henry Hub	60	ICE	452,206 USD	05/26/27	(103,844)
Henry Hub	62	ICE	467,279 USD	06/28/27	(113,351)
Henry Hub	62	ICE	467,279 USD	07/28/27	(114,436)
Henry Hub	60	ICE	452,206 USD	08/27/27	(110,294)
Henry Hub	62	ICE	467,279 USD	09/28/27	(120,326)
Henry Hub	60	ICE	452,206 USD	10/27/27	(136,844)
Henry Hub	62	ICE	467,279 USD	11/26/27	(180,311)
Henry Natural Gas	60	ICE	848 USD	04/04/22	697
Henry Natural Gas Index	558	ICE	24,901 USD	04/04/22	396,808
Henry Natural Gas Index	60	ICE	203 USD	03/31/22	31,687
HSCNG Swing	2	ICE	21,734 USD	04/01/22	(3,767)
ICE 3 Month Sonia	477	ICE	116,985,764 GBP	12/20/22	1,989
ICE 3 Month Sonia	22	ICE	5,364,703 GBP	12/19/23	1,088
ICE 3 Month Sonia	744	ICE	181,947,964 GBP	06/18/24	235,753
Japanese Yen Currency	23	CME	2,480,980 USD	06/13/22	112,699
Lean Hogs	395	CME	19,289,236 USD	06/14/22	230,486
Live Cattle	63	CME	3,437,886 USD	06/30/22	(17,664)
Long Gilt	16	ICE	1,965,570 GBP	06/28/22	34,011
Low Sulphar Gasoil	76	ICE	7,538,656 USD	05/12/22	(122,144)
Natural Gas	602	NYMEX	27,376,979 USD	04/27/22	(6,587,861)
Natural Gas	45	NYMEX	1,616,773 USD	04/27/22	(922,127)
Natural Gas	21	NYMEX	155,400 USD	04/27/22	(140,805)
Natural Gas	45	NYMEX	1,616,773 USD	05/26/22	(948,677)
Natural Gas	21	NYMEX	155,400 USD	05/26/22	(143,903)
Natural Gas	213	NYMEX	9,669,023 USD	05/26/22	(2,474,107)
Natural Gas	10	ICE	538,160 EUR	05/30/22	(403,153)
Natural Gas	21	NYMEX	155,400 USD	06/28/22	(146,790)
Natural Gas	226	NYMEX	10,070,429 USD	06/28/22	(2,938,131)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	45	NYMEX	1,616,773 USD	06/28/22	$(973,427)
Natural Gas	21	NYMEX	155,400 USD	07/27/22	(146,843)
Natural Gas	214	NYMEX	7,577,891 USD	07/27/22	(4,742,089)
Natural Gas	45	NYMEX	1,616,773 USD	07/27/22	(973,877)
Natural Gas	21	NYMEX	155,400 USD	08/29/22	(145,478)
Natural Gas	208	NYMEX	6,525,442 USD	08/29/22	(5,395,038)
Natural Gas	45	NYMEX	1,616,773 USD	08/29/22	(962,177)
Natural Gas	21	NYMEX	155,400 USD	09/28/22	(145,950)
Natural Gas	45	NYMEX	1,616,773 USD	09/28/22	(966,227)
Natural Gas	21	NYMEX	155,400 USD	10/27/22	(149,468)
Natural Gas	157	NYMEX	5,612,430 USD	10/27/22	(3,504,560)
Natural Gas	16	NYMEX	835,795 USD	10/27/22	(93,325)
Natural Gas	21	NYMEX	155,400 USD	11/28/22	(157,028)
Natural Gas	157	NYMEX	5,612,430 USD	11/28/22	(3,730,640)
Natural Gas	16	NYMEX	856,539 USD	11/28/22	(95,621)
Natural Gas	201	NYMEX	11,230,636 USD	12/28/22	(917,804)
Natural Gas	1	NYMEX	6,769 USD	12/28/22	(8,341)
Natural Gas	45	NYMEX	1,520,123 USD	01/27/23	(1,117,327)
Natural Gas	4	NYMEX	27,101 USD	01/27/23	(31,509)
Natural Gas	45	NYMEX	1,520,123 USD	02/24/23	(846,877)
Natural Gas	1	NYMEX	6,769 USD	02/24/23	(6,381)
Natural Gas	2	NYMEX	13,546 USD	03/29/23	(6,609)
Natural Gas	101	NYMEX	3,569,331 USD	03/29/23	(501,979)
Natural Gas	1	NYMEX	6,769 USD	04/26/23	(2,991)
Natural Gas	2	NYMEX	13,546 USD	05/26/23	(6,139)
Natural Gas	1	NYMEX	6,769 USD	06/28/23	(3,179)
Natural Gas	1	NYMEX	6,769 USD	07/27/23	(3,209)
Natural Gas	2	NYMEX	13,546 USD	08/29/23	(6,339)
Natural Gas	1	NYMEX	6,778 USD	09/27/23	(3,243)
Natural Gas	38	NYMEX	1,295,733 USD	10/27/23	(267,967)
Natural Gas	19	NYMEX	570,517 USD	10/27/23	(211,333)
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(7,020)
Natural Gas	19	NYMEX	570,517 USD	11/28/23	(250,283)
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(4,023)
Natural Gas	67	NYMEX	2,251,085 USD	02/27/24	(433,605)
Natural Gas	62	NYMEX	2,076,510 USD	02/27/24	(407,830)
Natural Gas	1	NYMEX	34,598 USD	12/27/24	(8,102)
Natural Gas	1	NYMEX	34,598 USD	01/29/25	(7,022)
Natural Gas	1	NYMEX	34,598 USD	02/26/25	(4,302)
Natural Gas	1	NYMEX	34,598 USD	03/27/25	148
Natural Gas	1	NYMEX	34,598 USD	04/28/25	248
Natural Gas	1	NYMEX	34,598 USD	05/28/25	(452)
Natural Gas	1	NYMEX	34,598 USD	06/26/25	(1,152)
Natural Gas	1	NYMEX	34,598 USD	07/29/25	(1,442)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	1	NYMEX	34,598 USD	08/27/25	$(1,312)
Natural Gas	1	NYMEX	34,598 USD	09/26/25	(2,002)
Natural Gas	1	NYMEX	34,598 USD	10/29/25	(3,602)
Natural Gas	1	NYMEX	34,598 USD	11/25/25	(6,712)
Natural Gas	94	NYMEX	3,125,538 USD	12/29/25	(911,762)
Natural Gas	1	ICE	7,698 USD	01/27/26	(2,777)
Natural Gas	94	NYMEX	3,125,538 USD	01/28/26	(813,062)
Natural Gas	1	ICE	7,698 USD	02/24/26	(2,214)
Natural Gas	94	NYMEX	3,125,538 USD	02/25/26	(601,562)
Natural Gas	94	NYMEX	3,125,538 USD	03/27/26	(201,122)
Natural Gas	1	ICE	7,698 USD	03/29/26	(1,149)
Natural Gas	94	NYMEX	3,125,538 USD	04/28/26	(201,122)
Natural Gas	1	ICE	7,698 USD	04/28/26	(1,149)
Natural Gas	1	ICE	7,698 USD	05/26/26	(1,314)
Natural Gas	94	NYMEX	3,125,538 USD	05/27/26	(263,162)
Natural Gas	94	NYMEX	3,125,538 USD	06/26/26	(321,442)
Natural Gas	1	ICE	7,698 USD	06/28/26	(1,469)
Natural Gas	1	ICE	7,698 USD	07/28/26	(1,514)
Natural Gas	94	NYMEX	3,125,538 USD	07/29/26	(338,362)
Natural Gas	94	NYMEX	3,125,538 USD	08/27/26	(338,362)
Natural Gas	1	ICE	7,698 USD	08/27/26	(1,514)
Natural Gas	94	NYMEX	3,125,538 USD	09/28/26	(390,062)
Natural Gas	1	ICE	7,698 USD	09/28/26	(1,652)
Natural Gas	1	ICE	7,698 USD	10/27/26	(2,077)
Natural Gas	94	NYMEX	3,125,538 USD	10/28/26	(549,862)
Natural Gas	94	NYMEX	3,125,538 USD	11/25/26	(831,862)
Natural Gas	1	ICE	7,698 USD	11/26/26	(2,827)
Natural Gas	1	ICE	7,698 USD	12/29/26	(3,239)
NWP-RockiesNG	62	ICE	87,823 USD	05/03/22	(2,573)
NY Harbor ULSD	42	NYMEX	6,309,266 USD	04/29/22	380,638
NY Harbor ULSD	35	NYMEX	3,623,517 USD	05/31/23	(392,082)
S&P 500 E-mini	37	CME	7,756,325 USD	06/17/22	(625,563)
San Juan (EP) Natuaral Gas Swing	1	ICE	10,397 USD	04/01/22	(1,528)
Soyabean	36	CBOT	3,013,893 USD	05/13/22	101,043
Soyabean	308	CBOT	14,549,025 USD	05/13/22	150,025
Soyabean	135	CBOT	5,897,079 USD	05/13/22	231,939
Sugar 11	854	ICE	18,566,757 USD	04/29/22	(75,038)
Swiss Franc Currency	43	CME	5,787,255 USD	06/13/22	(55,908)
U.S. Treasury 2-Year Note	286	CBOT	61,170,668 USD	06/30/22	561,012
U.S. Treasury 5-Year Note	36	CBOT	4,120,783 USD	06/30/22	(7,967)
U.S. Treasury Long Bond	137	CBOT	20,522,034 USD	06/21/22	(36,529)
U.S. Treasury Ultra Bond	54	CBOT	9,998,330 USD	06/21/22	433,580
Waha Gas Basis	30	ICE	130,526 USD	04/04/23	13,474
Waha Gas Basis	31	ICE	134,877 USD	05/02/23	14,892

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Waha Gas Basis	30	ICE	130,526 USD	06/02/23	$2,786
Waha Gas Basis	31	ICE	134,877 USD	07/05/23	(14,558)
Waha Gas Basis	31	ICE	134,877 USD	08/02/23	(16,690)
Waha Gas Basis	30	ICE	130,526 USD	09/05/23	(5,089)
Waha Gas Basis	31	ICE	134,877 USD	10/03/23	22,642
Waha Gas Basis	60	ICE	138,803 USD	04/02/24	81,322
Waha Gas Basis	62	ICE	143,429 USD	05/02/24	68,533
Waha Gas Basis	60	ICE	138,803 USD	06/04/24	5,197
Waha Gas Basis	62	ICE	143,429 USD	07/02/24	(41,129)
Waha Gas Basis	62	ICE	143,429 USD	08/02/24	(46,554)
Waha Gas Basis	60	ICE	138,803 USD	09/04/24	(15,803)
Waha Gas Basis	62	ICE	143,429 USD	10/02/24	(19,817)
Wheat	115	CBOT	5,642,737 USD	05/13/22	(141,763)
WTI Crude	106	NYMEX	11,584,700 USD	04/20/22	955,019
WTI Crude	18	NYMEX	1,816,588 USD	05/20/22	43,228
WTI Crude	1	NYMEX	83,027 USD	05/22/23	(1,583)
WTI Crude	1	NYMEX	79,477 USD	11/20/23	(1,623)

					$(85,919,446)

Total Futures Contracts Outstanding					$(4,810,631)

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2022

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	222,000	USD	34,893	State Street Bank and Trust Company	06/13/22	$(97)
EUR	2,565,000	USD	2,818,781	State Street Bank and Trust Company	04/25/22	20,487
GBP	1,016,000	USD	1,334,238	Citibank N.A.	04/01/22	430
HKD	4,950,000	USD	633,519	State Street Bank and Trust Company	06/13/22	(975)
NOK	41,886,666	USD	4,659,837	State Street Bank and Trust Company	06/13/22	95,708
SEK	290,727	USD	30,151	State Street Bank and Trust Company	06/13/22	824
SGD	690,001	USD	505,597	State Street Bank and Trust Company	06/13/22	3,502
ZAR	209,230	USD	13,869	HSBC Bank plc	06/15/22	322
USD	14,771,315	AUD	20,690,000	State Street Bank and Trust Company	05/16/22	(720,158)
USD	9,149,709	AUD	12,567,419	State Street Bank and Trust Company	06/14/22	(265,359)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,820,052	CHF	3,535,000	State Street Bank and Trust Company	06/13/22	$(16,911)
USD	8,700,000	CNH	55,651,290	HSBC Bank plc	04/29/22	(43,970)
USD	5,900,000	EGP	99,723,000	HSBC Bank plc	09/12/22	609,750
USD	9,659,347	EUR	8,497,000	State Street Bank and Trust Company	04/25/22	253,788
USD	217,549	EUR	191,000	Citibank N.A.	05/20/22	5,929
USD	176,336	EUR	160,300	HSBC Bank plc	04/14/22	(1,046)
USD	61,160	EUR	55,000	JPMorgan Chase Bank, N.A.	04/14/22	299
USD	25,576,619	GBP	19,461,000	State Street Bank and Trust Company	06/21/22	18,972
USD	1,312,527	GBP	1,000,000	Citibank N.A.	06/01/22	(754)
USD	79,222	HKD	619,000	State Street Bank and Trust Company	06/13/22	122
USD	706,578	KRW	870,900,000	State Street Bank and Trust Company	06/13/22	(12,792)
USD	108,081	SGD	147,501	State Street Bank and Trust Company	06/13/22	(749)
USD	16,664,891	ZAR	260,205,607	Goldman Sachs International	06/15/22	(982,892)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(1,035,570)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY-.38	(5.00)%	3M	6/20/2027	Morgan Stanley & Co. LLC	28,000,000 USD	$(1,549,891)	$(1,524,600)	$(25,291)
CDX.NA.HY-.38	(5.00)%	3M	6/20/2027	Morgan Stanley & Co. LLC	30,000,000 USD	(1,660,598)	(1,658,250)	(2,348)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(3,210,489)	$(3,182,850)	$(27,639)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY-.37	1.00%	3M	06/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	5,500,000 USD	$(322,291)	$(364,100)	$41,809
CDX.NA.HY.34	5.00%	3M	06/20/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	368 USD	22	9	13
CDX.NA.HY.38	5.00%	3M	06/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	5,050,000 USD	279,534	289,693	(10,159)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 37	5.00%	3M	06/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	5,100,000 EUR	$411,367	$(306,930)	$718,297

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$368,632	$(381,328)	$749,960

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of China	(1.00)%	3M	6/20/23	Citigroup Global Markets, Inc.	13,600,000 USD	$(134,402)	$(128,116)	$(6,286)
Republic of China	(1.00)%	3M	6/20/23	Citigroup Global Markets, Inc.	7,000,000 USD	(69,177)	(66,403)	(2,774)
Republic of China	(1.00)%	3M	12/20/26	Citigroup Global Markets, Inc.	17,200,000 USD	(339,540)	(265,470)	(74,070)
Republic of China	(1.00)%	3M	12/20/26	Goldman Sachs International	8,600,000 USD	(169,770)	(132,734)	(37,036)
Republic of China	(1.00)%	3M	12/20/26	Citigroup Global Markets, Inc.	7,150,000 USD	(141,146)	(127,397)	(13,749)
Republic of Turkey	(1.00)%	3M	12/20/26	Morgan Stanley Capital Services LLC	345,000 USD	59,562	62,279	(2,717)
Republic of Turkey	(1.00)%	3M	12/20/26	Morgan Stanley Capital Services LLC	5,473,000 USD	944,878	987,984	(43,106)
Republic of Turkey	(1.00)%	3M	12/20/26	Goldman Sachs International	5,600,000 USD	966,803	1,124,327	(157,524)

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$1,117,208	$1,454,470	$(337,262)

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at March 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	3M	12/20/2026	Morgan Stanley & Co. LLC	3,774,000 USD	$(1,995,821)	$(1,896,435)	$(99,386)
Republic of Brazil	1.00%	3M	12/20/2026	JPMorgan Chase Bank, N.A.	3,050,000 USD	(120,519)	(175,247)	54,728
Republic of Brazil	1.00%	3M	12/20/2026	HSBC Bank PLC	6,100,000 USD	(241,037)	(349,185)	108,148
Republic of Brazil	1.00%	3M	12/20/2026	JPMorgan Chase Bank, N.A.	3,050,000 USD	(120,519)	(175,247)	54,728
Republic of Brazil	1.00%	3M	12/20/2026	HSBC Bank PLC	6,100,000 USD	(241,037)	(350,494)	109,457

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	1.00%	3M	12/20/2026	Morgan Stanley & Co. LLC	14,682,000 USD	$(1,367,811)	$(2,039)	$(1,365,772)
Republic of Oman	1.00%	3M	12/20/2026	Morgan Stanley Capital Services LLC	4,058,000 USD	(219,749)	(285,733)	65,984
Republic of Oman	1.00%	3M	12/20/2026	Morgan Stanley Capital Services LLC	3,490,000 USD	(188,991)	(237,235)	48,244
Republic of Oman	1.00%	3M	12/20/2026	JPMorgan Chase Bank, N.A.	2,642,000 USD	(143,069)	(181,699)	38,630
Republic of Turkey	1.00%	3M	6/20/2027	Morgan Stanley Capital Services LLC	2,076,000 USD	(389,465)	(416,011)	26,546
Republic of Turkey	1.00%	3M	6/20/2027	Morgan Stanley Capital Services LLC	5,473,000 USD	(1,026,756)	(1,071,224)	44,468
Republic of Turkey	1.00%	3M	12/20/2026	Morgan Stanley & Co. LLC	5,818,000 USD	(1,004,440)	(808)	(1,003,632)
Republic of Ukraine	5.00%	3M	12/20/2026	Morgan Stanley & Co. LLC	6,088,000 USD	(3,254,161)	(33,822)	(3,220,339)
Republic of Ukraine	1.00%	3M	12/20/2026	Morgan Stanley & Co. LLC	4,058,000 USD	(2,400,122)	(551,897)	(1,848,225)

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)						$(12,713,497)	$(5,727,076)	$(6,986,421)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/59	Morgan Stanley Capital Services LLC	5,645,000 USD	$628,934	$453,500	$175,434
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/59	J.P. Morgan Securities LLC	7,363,000 USD	820,344	71,578	748,766
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/59	Morgan Stanley Capital Services LLC	1,102,000 USD	122,779	374,805	(252,026)
CMBX.NA.BBB-.8	(2.00)%	1M	10/17/57	Goldman Sachs Bank USA	38,000 USD	152	351	(199)
CMBX.NA.BBB-.8	(2.00)%	1M	10/17/57	Goldman Sachs Bank USA	38,000 USD	152	427	(275)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/57	Morgan Stanley Capital Services LLC	69,000 USD	8,968	14,170	(5,202)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/58	Goldman Sachs International	177,000 USD	18,070	5,120	12,950
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/58	Credit Suisse International	10,000 USD	1,020	593	427

Total OTC Credit Default Swaps on Index (Buy Protection)						$1,600,419	$920,544	$679,875

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs Bank USA	BBB-	1,096,000 USD	$(122,110)	$(30,005)	$(92,105)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	18,066,000 USD	(2,012,812)	(682,643)	(1,330,169)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(599,589)	(620,026)	20,437
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	286,000 USD	(37,171)	(20,492)	(16,679)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	1,294,000 USD	(168,182)	(72,380)	(95,802)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	232,000 USD	(30,153)	(5,855)	(24,298)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	J.P. Morgan Securities LLC	BBB-	2,160,000 USD	(280,736)	(114,150)	(166,586)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	100,000 USD	(399)	(1,537)	1,138
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	132,000 USD	(527)	(1,374)	847
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB-	398,000 USD	(1,589)	(5,212)	3,623
CMBX.NA.BBB-.9	3.00%	1M	9/17/58	J.P. Morgan Securities LLC	BBB-	187,000 USD	(19,091)	(961)	(18,130)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(3,272,359)	$(1,554,635)	$(1,717,724)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
10X Genomics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	425,776 USD	$39,849
3D Systems Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	22,258 USD	1,077
3peak, Inc.	10/18/23	M	0.72%	JPMorgan Chase Bank, N.A.	13,328 USD	(1,502)
A O Smith Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,277,232 USD	(360,316)
Academy Sports & Outdoors, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	66,484 USD	4,160
Activision Blizzard, Inc.	01/22/24	M	0.82%	JPMorgan Chase Bank, N.A.	19,417,582 USD	312,789
Acuity Brands, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	109,007 USD	(1,863)
Advance Auto Parts, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,189,156 USD	(78,755)
Advanced Drainage Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	43,054 USD	(402)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aerojet Rocketdyne Holdings, Inc.	12/23/22	M	0.82%	JPMorgan Chase Bank, N.A.	1,883,218 USD	$(11,889)
Aerojet Rocketdyne Holdings, Inc.	01/25/23	M	0.85%	Goldman Sachs International	86,764 USD	(548)
Agilent Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,624,595 USD	(161,767)
AGNC Investment Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	298,194 USD	(1,440)
Agnico Eagle Mined Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	351,144 USD	(6,914)
Airbnb, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	13,714 USD	542
Aisino Corp.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	155,173 USD	(206)
Aisino Corp.	07/12/22	M	0.00%	Credit Suisse International	80,394 USD	(136)
Alcoa Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,995,013 USD	(23,573)
Alkermes PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	164,316 USD	(1,010)
Alleghany Corp.	03/25/24	M	0.82%	JPMorgan Chase Bank, N.A.	880,073 USD	2,501
Allegion plc	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,509,610 USD	(134,547)
Alliant Energy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,449 USD	(12)
Ally Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,275,412 USD	(9,318)
Alnylam Pharmaceuticals, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	74,231 USD	393
Alteryx, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	82,117 USD	1,001
Altria Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	483,666 USD	1,319
Amazon.com, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,284,412 USD	(4,902)
Amcor PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,671,773 USD	(9,798)
AMERCO	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	77,475 USD	(1,067)
American Homes 4 Rent	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,691,935 USD	107,072
American National Group, Inc.	08/11/23	M	0.82%	JPMorgan Chase Bank, N.A.	3,384,283 USD	2,508
Americold Realty Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,015,146 USD	49,480
Ameris BanCorp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	603,630 USD	(25,643)
AmerisourceBergen Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,859,155 USD	58,657
AMETEK, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,176,764 USD	(3,315)
Amlogic Shanghai Co., Ltd.	12/15/23	M	0.72%	JPMorgan Chase Bank, N.A.	18,996 USD	(1,197)
Amlogic Shanghai Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	306,463 USD	(2,102)
Amphenol Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,839,074 USD	(24,013)
An Hui Wenergy Co., Ltd.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	405,204 USD	(17,601)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
An Hui Wenergy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	170,873 USD	$(8,484)
Anfu CE Link Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	466,057 USD	(33,159)
Anfu CE Link Ltd.	07/12/22	M	0.72%	Credit Suisse International	233,453 USD	(17,443)
Anhui Construction Engineering Group Co., Ltd.	11/01/23	M	0.72%	JPMorgan Chase Bank, N.A.	75 USD	5
Anhui Construction Engineering Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	28 USD	2
Anhui Guangxin Agrochemical Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,727 USD	(558)
Anhui Guangxin Agrochemical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	47,157 USD	(890)
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	382,219 USD	22,429
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	159,839 USD	9,333
Anhui Jiangnan Chemical Industry Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	249,671 USD	9,631
Anhui Jiangnan Chemical Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	240,217 USD	11,876
Anhui Jinhe Industrial Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	450,384 USD	(6,659)
Anhui Jinhe Industrial Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	240,666 USD	(2,645)
Anhui Sinomag Technology Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	61,125 USD	2,330
Anhui Sinomag Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	16,737 USD	662
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	27,586 USD	4,218
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	44,187 USD	6,185
Annaly Capital Management, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,584,091 USD	(39,866)
Annil Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	10,942 USD	(384)
Annil Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	2,958 USD	(105)
Anyang Iron & Steel, Inc.	01/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	371,932 USD	16,163
Anyang Iron & Steel, Inc.	07/12/22	M	0.72%	Credit Suisse International	150,887 USD	11,253
Anyuan Coal Industry Group Co., Ltd.	03/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	425,138 USD	21,248
Anyuan Coal Industry Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	213,924 USD	8,626
Apartment Income REIT Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,567,236 USD	12,721
Apellis Pharmaceuticals, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	7,657 USD	(188)
Appian Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	97,498 USD	(64)
Apple Hospitality REIT, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	27,111 USD	(156)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aptargroup, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	55,439 USD	$(449)
Arconic Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	602,046 USD	9,734
Armstrong World Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,442,304 USD	(156,400)
Arrow Electronics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,165,933 USD	(112,567)
Arrowhead Pharmaceuticals, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	194,777 USD	3,164
Artisan Partners Asset Management, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	224,556 USD	7,806
Arvinas, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	207,524 USD	5,682
Asia Cuanon Technology Shanghai Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	134,195 USD	14,354
Asia Cuanon Technology Shanghai Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	99,028 USD	10,500
Associated Banc-Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	356,557 USD	(5,097)
Autoliv, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	469,477 USD	2,235
Avangrid, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	961,590 USD	32,523
Avantor, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,912,789 USD	(94,386)
Avast PLC	08/15/23	M	1.24%	JPMorgan Chase Bank, N.A.	745,413 GBP	(5,163)
Avery Dennison Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	629,668 USD	15,065
Avient Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	247,415 USD	(8,375)
Axalta Coating Systems Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,444,348 USD	(5,115)
Bafang Electric Suzhou Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,773 USD	490
Bafang Electric Suzhou Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,726 USD	870
Baiyang Investment Group, Inc.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	6,853 USD	(78)
Baiyang Investment Group, Inc.	07/12/22	M	0.72%	Credit Suisse International	1,860 USD	(21)
Ball Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	988,345 USD	(4,645)
Bank of China, Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	170,941 USD	5,470
Bank of China, Ltd.	07/12/22	M	0.00%	Credit Suisse International	48,749 USD	1,514
Bank of Communications Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	388,345 USD	16,469
Bank of Communications Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	162,069 USD	6,704
Bank of Guiyang Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	290,788 USD	12,538
Bank of Guiyang Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	121,662 USD	5,175
Bank of Hangzhou Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	160,982 USD	8,060
Bank of Hangzhou Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	44,202 USD	2,224

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bank of Jiangsu Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	156,014 USD	$16,705
Bank of Jiangsu Co., Ltd.	11/03/23	M	0.72%	JPMorgan Chase Bank, N.A.	384,527 USD	29,403
Bank of New York Mellon Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,206,349 USD	(297,948)
Bank of Nova Sco.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	192,037 USD	(2,912)
Bank of Xi’an Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	32,502 USD	876
Bank of Xi’an Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	8,963 USD	191
Bank of Zhengzhou Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	10,647 USD	198
Bank of Zhengzhou Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,413 USD	82
Bank OZK	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	110,956 USD	(1,046)
Baolingbao Biology Co., Ltd.	11/01/23	M	0.72%	JPMorgan Chase Bank, N.A.	383,766 USD	7,628
Baolingbao Biology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	161,819 USD	1,374
Baoshan Iron + Steel Co.	03/11/24	M	0.72%	JPMorgan Chase Bank, N.A.	396,217 USD	7,308
Baoshan Iron + Steel Co.	07/12/22	M	0.72%	Credit Suisse International	164,930 USD	3,737
Baota Industry Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	23,824 USD	(436)
Baota Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	17,529 USD	(319)
Baxter International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,086,484 USD	(112,028)
BCE, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	618,445 USD	10,527
Beauty Health Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	362,744 USD	(31,406)
BECE Legend Group Co., Ltd.	02/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	27 USD	(1)
BECE Legend Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	24 USD	(1)
Becton Dickinson and Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,967,025 USD	3,557
Beijing ABT Networks Co., Ltd.	12/06/23	M	0.72%	JPMorgan Chase Bank, N.A.	64,109 USD	(252)
Beijing ABT Networks Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	18,742 USD	(195)
Beijing Capital Eco-Environment Protection Group Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	573,046 USD	9,221
Beijing Capital Eco-Environment Protection Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	241,188 USD	2,009
Beijing Easpring Material Technology Co., Ltd.	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,590,591 USD	(117,843)
Beijing Easpring Material Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	380,533 USD	(15,386)
Beijing Hanbang Technology Corp.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	93,738 USD	(499)
Beijing Hanbang Technology Corp.	07/12/22	M	0.72%	Credit Suisse International	70,128 USD	(1,245)
Beijing HualuBaina Film & TV Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	24,996 USD	296
Beijing HualuBaina Film & TV Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	6,886 USD	80
Beijing Huayuanyitong Thermal Technology Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	135,086 USD	(3,660)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Huayuanyitong Thermal Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	100,802 USD	$(3,815)
Beijing Kawin Technology Share-Holding Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	282,734 USD	(165)
Beijing Kawin Technology Share-Holding Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	118,605 USD	(44)
Beijing Lier High-temperature Materials Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	82,456 USD	1,703
Beijing Lier High-temperature Materials Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	22,721 USD	365
Beijing Orient Landscape & Environment Co., Ltd.	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	378,509 USD	5,759
Beijing Orient Landscape & Environment Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	161,276 USD	2,541
Beijing Oriental Jicheng Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	37,711 USD	(2,523)
Beijing Oriental Jicheng Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	28,845 USD	(2,102)
Beijing Science Sun Pharmaceutical Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,242,788 USD	(34,719)
Beijing Science Sun Pharmaceutical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	548,024 USD	(6,628)
Beijing SPC Environment Protection Tech Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,762 USD	1,045
Beijing SPC Environment Protection Tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	45,841 USD	1,690
Beijing StarNeto Technology Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	386,328 USD	(23,162)
Beijing StarNeto Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	304,936 USD	(17,359)
Beijing Tiantan Biological Products Corp., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	261,751 USD	(8,068)
Beijing Tiantan Biological Products Corp., Ltd.	07/12/22	M	0.72%	Credit Suisse International	132,409 USD	(5,179)
Beijing Ultrapower Software Co., Ltd.	02/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	403,875 USD	(663)
Beijing Ultrapower Software Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	169,750 USD	(1,283)
Beijing United Information Technology Co., Ltd.	02/07/23	M	0.72%	JPMorgan Chase Bank, N.A.	310,190 USD	(2,320)
Beijing United Information Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	203,489 USD	(1,410)
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	01/24/24	M	0.72%	JPMorgan Chase Bank, N.A.	407,520 USD	5,990
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	173,369 USD	1,939
Beijing Water Business Doctor Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	175,689 USD	(2,719)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Water Business Doctor Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	110,155 USD	$(1,674)
Beijing Worldia Diamond Tools Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	54,533 USD	(2,355)
Beijing Worldia Diamond Tools Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	39,449 USD	(1,776)
Beijing Yanjing Brewery Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	530,979 USD	7,242
Beijing Yanjing Brewery Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	221,945 USD	2,926
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	586,487 USD	(29,559)
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	291,630 USD	(14,179)
Beijing Zhong Ke San Huan High-Tech Co., Ltd.	02/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	42,087 USD	623
Beijing Zhong Ke San Huan High-Tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	21,770 USD	351
BeijingHualian Hypermarket Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	14,236 USD	49
BeijingHualian Hypermarket Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	10,590 USD	(3)
Beiqi Foton Motor Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	13,714 USD	(12)
Beiqi Foton Motor Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	7,119 USD	—
Bill.com Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,056,181 USD	45,028
Bio-Thera Solutions Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	317,184 USD	(8,513)
Bio-Thera Solutions Ltd.	07/12/22	M	0.72%	Credit Suisse International	171,433 USD	(6,643)
BioMarin Pharmaceutical, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	515,000 USD	(13,619)
Black Knight, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,903,522 USD	(84,147)
Blackline, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,351,588 USD	(58,484)
Block, Inc.	01/24/24	M	0.40%	JPMorgan Chase Bank, N.A.	382,630 AUD	1,444
Blueprint Medicines Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,182,241 USD	(22,372)
Boe Technology Group Co., Ltd.	06/21/23	M	0.72%	JPMorgan Chase Bank, N.A.	238,583 USD	526
Boe Technology Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	128,561 USD	337
Bohai Leasing Co., Ltd.	02/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	181,068 USD	2,552
Bohai Leasing Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	69,269 USD	640
Borgwarner, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,462,572 USD	24,380
Brewin Dolphin Holdings PLC	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	2,227,381 GBP	2,203
Brightgene Bio Medical Technology Co., Ltd.	03/19/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,523 USD	(2,392)
Brightgene Bio Medical Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	15,107 USD	(1,541)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bros Eastern Co., Ltd.	04/19/23	M	0.72%	JPMorgan Chase Bank, N.A.	407,948 USD	$17,235
Bros Eastern Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	189,879 USD	8,512
Brown-Forman Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	347,598 USD	(1,507)
Bruker Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	294,188 USD	(2,780)
Btg Hotels Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	251,080 USD	(19,463)
Bumble, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	11,634 USD	16
Bunge Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	37,982 USD	1,467
BWX Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	28,394 USD	(117)
Cable One, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,528 USD	(243)
Cabot Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	434,132 USD	(8,827)
Cadence Bank	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,703,755 USD	(28,122)
Calix, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	548,732 USD	(21,540)
Camden Property Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,878,705 USD	17,073
Cameco Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	94,103 USD	(547)
Canadian Imperial Bank of Commerce	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	71,887 USD	(4,106)
Canopy Growth Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	102,197 USD	8,152
Cardinal Health, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,346,034 USD	(16,306)
CCS Supply Chain Management Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	392,068 USD	588
CCS Supply Chain Management Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	162,836 USD	(702)
CDW Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,114,837 USD	14,297
Celanese Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,651,903 USD	1,389
Celsius Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	51,931 USD	(3,980)
Cenovus Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,010 USD	160
Centennial Resource Development, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	321,261 USD	(3,932)
Ceridian HCM Holding, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,876,742 USD	69,993
Cerner Corp.	12/22/23	M	0.82%	JPMorgan Chase Bank, N.A.	20,431,880 USD	(10,913)
CETC Digital Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	24,135 USD	(1,504)
CETC Digital Technology Co., Ltd.	02/28/24	M	0.72%	JPMorgan Chase Bank, N.A.	32,259 USD	(1,394)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CF Industries Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,075,399 USD	$84,317
Chang Jiang Shipping Group Phoenix Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	307,608 USD	(94)
Chang Jiang Shipping Group Phoenix Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	121,254 USD	(1,654)
Changbai Mountain Tourism Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	58,197 USD	286
Changbai Mountain Tourism Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	16,810 USD	(795)
Change Healthcare, Inc.	01/10/23	M	72.15%	Goldman Sachs International	8,053,833 USD	14,805
Change Healthcare, Inc.	01/19/23	M	0.82%	JPMorgan Chase Bank, N.A.	8,101,117 USD	14,892
Changhong Meiling Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	64,363 USD	2,548
Changhong Meiling Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	17,941 USD	425
Changjiang & Jinggong Steel Building Group Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	136,880 USD	1,810
Changjiang & Jinggong Steel Building Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	58,827 USD	(829)
Changzhou Almaden Stock Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	137,733 USD	(8,153)
Changzhou Almaden Stock Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	101,446 USD	(5,834)
Changzhou Galaxy Century Microelectronics Co., Ltd.	11/08/23	M	0.72%	JPMorgan Chase Bank, N.A.	131 USD	(12)
Changzhou Tiansheng New Materials Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	252 USD	(1)
Changzhou Tiansheng New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	252 USD	(1)
ChargePoint Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	272,204 USD	26,275
Charles Schwab Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,137,664 USD	(112,876)
Chegg, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	755,509 USD	59,776
Chengdu Information Technology of Chinese Academy of Sciences Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	18,803 USD	52
Chengdu Information Technology of Chinese Academy of Sciences Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	68,443 USD	220
Chengdu Wintrue Holding Co., Ltd.	01/23/24	M	0.72%	JPMorgan Chase Bank, N.A.	486,475 USD	988
Chengdu Wintrue Holding Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	461,719 USD	1,232
Chengdu XGimi Technology Co., Ltd.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	11,282 USD	453
Chengdu XGimi Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	19,803 USD	792
Chengxin Lithium Group Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	586,598 USD	(19,046)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chengxin Lithium Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	500,489 USD	$(16,349)
Chewy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,169 USD	(51)
China Baoan Group Co., Ltd.	08/25/23	M	0.72%	JPMorgan Chase Bank, N.A.	50 USD	(2)
China Coal Xinji Energy Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	392,922 USD	22,281
China Coal Xinji Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	164,057 USD	9,421
China Construction Bank	07/12/22	M	0.72%	Credit Suisse International	168,827 USD	1,932
China Construction Bank Corp.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	405,090 USD	3,758
China Everbright Bank Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	392,211 USD	12,440
China Everbright Bank Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	163,989 USD	4,780
China IRS 7 Day Interbank Repo Fixing Rate	09/13/31	M	6.34%	Morgan Stanley Capital Services LLC	319,019,215 CNY	198,873
China IRS 7 Day Interbank Repo Fixing Rate	09/13/31	3M	0.00%	Morgan Stanley Capital Services LLC	160,692,515 CNY	(183,904)
China IRS 7 Day Interbank Repo Fixing Rate	09/13/31	3M	3.12%	Morgan Stanley Capital Services LLC	330,661,714 CNY	(483,009)
China IRS 7 Day Interbank Repo Fixing Rate	09/13/31	3M	3.12%	Morgan Stanley Capital Services LLC	330,075,595 CNY	(317,294)
China IRS 7 Day Interbank Repo Fixing Rate	05/18/22	M	6.34%	Goldman Sachs International	168,901,971 CNY	(100,418)
China IRS 7 Day Interbank Repo Fixing Rate	05/23/22	M	6.34%	Goldman Sachs International	168,767,909 CNY	(64,725)
China IRS 7 Day Interbank Repo Fixing Rate	08/18/22	3M	0.00%	Morgan Stanley Capital Services LLC	45,875,700 CNY	(38,693)
China Jushi Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	394,968 USD	1,225
China Jushi Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	165,022 USD	528
China Merchants Bank Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	163,703 USD	4,518
China Merchants Bank Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	45,235 USD	1,247
China Merchants Energy Shipping Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	608,552 USD	1,043
China Merchants Energy Shipping Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	254,339 USD	372
China Molybdenum Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	398,517 USD	(12,804)
China Molybdenum Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	166,487 USD	(5,335)
China Northern Rare Earth Group High-Tech Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	933,096 USD	(2,565)
China Northern Rare Earth Group High-Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	463,366 USD	(1,154)
China Petroleum & Chemical Corp.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	161,353 USD	1,215
China Petroleum & Chemical Corp.	07/12/22	M	0.72%	Credit Suisse International	44,306 USD	304
China Railway Group Ltd.	11/29/23	M	0.72%	JPMorgan Chase Bank, N.A.	161,284 USD	4,317
China Railway Group Ltd.	07/12/22	M	0.72%	Credit Suisse International	43,445 USD	1,995

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Shenhua Energy Co., Ltd.	02/28/24	M	0.72%	JPMorgan Chase Bank, N.A.	358,462 USD	$32,489
China Shenhua Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	148,366 USD	14,491
China Southern Airlines Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	108,200 USD	(3,197)
China Southern Airlines Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	79,842 USD	(2,261)
China Tourism Group Duty Free Corp.	07/12/22	M	0.72%	Credit Suisse International	158,008 USD	(2,529)
China Tourism Group Duty Free Corp., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	371,352 USD	(3,384)
China United Travel Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,211,173 USD	(69,993)
China United Travel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	61,671 USD	(5,241)
China West Construction Group Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	143,552 USD	106
China West Construction Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	105,929 USD	103
China XD Electric Co., Ltd.	03/19/24	M	0.72%	JPMorgan Chase Bank, N.A.	201,558 USD	6,058
China XD Electric Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	104,307 USD	3,383
China Zhenhua Group Science & Technology Co., Ltd.	10/18/23	M	0.72%	JPMorgan Chase Bank, N.A.	143,730 USD	(476)
China Zhenhua Group Science & Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	60,968 USD	(184)
Chipotle Mexican Grill, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	27,724 USD	753
Choice Hotels International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	496,634 USD	(4,727)
Chongqing Changan Automobile Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	400,515 USD	(2,372)
Chongqing Changan Automobile Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	167,780 USD	(1,307)
Chongqing Dima Industry Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	373,683 USD	28,660
Chongqing Dima Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	156,145 USD	11,950
Chongqing Fuling Electric Power Industrial Co., Ltd.	03/05/24	M	0.72%	JPMorgan Chase Bank, N.A.	690 USD	(19)
Chongqing Fuling Electric Power Industrial Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	230 USD	(6)
Chongqing Fuling Zhacai Group Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	21,787 USD	(261)
Chongqing Fuling Zhacai Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	11,408 USD	(133)
Chongqing Gas Group Corp., Ltd.	03/11/24	M	0.72%	JPMorgan Chase Bank, N.A.	22,632 USD	(457)
Chongqing Gas Group Corp., Ltd.	07/12/22	M	0.72%	Credit Suisse International	11,725 USD	(244)
Chongqing Wanli New Energy Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,861 USD	29

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chongqing Wanli New Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	1,331 USD	$19
Chongqing Water Group Co., Ltd.	11/28/23	M	0.72%	JPMorgan Chase Bank, N.A.	370,126 USD	20,483
Chongqing Water Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	155,122 USD	6,299
Chongqing Zhengchuan Pharmaceutical Packaging Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	283,260 USD	(8,130)
Chongqing Zhengchuan Pharmaceutical Packaging Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	109,797 USD	(4,613)
Church & Dwight Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,733,211 USD	40,882
Ciena Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,761 USD	(33)
Cineplex, Inc.	12/20/23	M	21.72%	Goldman Sachs International	913,882 CAD	12,193
Cineplex, Inc.	03/06/24	M	1.42%	JPMorgan Chase Bank, N.A.	762,131 CAD	10,168
Citizens Financial Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,165,369 USD	(181,362)
City Development Environment Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	72 USD	2
Civitas Resources, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	106,630 USD	8,610
Clarivate PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	443,106 USD	20,810
Cleveland-Cliffs, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,218,367 USD	640,245
CMC Materials, Inc.	12/19/23	M	0.82%	JPMorgan Chase Bank, N.A.	18,195,432 USD	(189,385)
CME Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,011,764 USD	(106,415)
CMST Development Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	274,988 USD	309
CMST Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	116,088 USD	(1,465)
CNNC Hua Yuan Titanium Dioxide Co., Ltd.	02/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,618 USD	(1,065)
CNNC Hua Yuan Titanium Dioxide Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	47,077 USD	(1,700)
COFCO Biotechnology Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	228,261 USD	(1,521)
COFCO Biotechnology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	118,352 USD	(767)
Cognizant Technology Solutions Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,352,946 USD	(24,485)
Coherent, Inc.	01/23/23	M	0.82%	JPMorgan Chase Bank, N.A.	20,209,827 USD	674,602
Colfax Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	200,484 USD	(4,280)
Columbia Banking System, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,392,481 USD	(33,817)
Comerica, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	280,280 USD	(5,012)
Commerce Bancshares, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	71,548 USD	(459)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Commodity Index Swap — MSCY2HGP	03/03/22	M	0.00%	Morgan Stanley Capital Services LLC	5,366,908 USD	$179,286
Commodity Index Swap — MSCY2LAP	03/03/22	M	0.00%	Morgan Stanley Capital Services LLC	5,371,001 USD	7,579
Conagra Brands, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,223,837 USD	162,402
Concentrix Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	268,387 USD	(36,369)
Copa Holdings	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	13,112 USD	521
Corning, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	162,805 USD	(4,720)
COSCO SHIPPING Development Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	415,299 USD	51,574
COSCO SHIPPING Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	331,268 USD	38,942
Cosco Shipping Holdings Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,201,378 USD	(55,574)
Cosco Shipping Holdings Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	595,313 USD	(26,198)
COSCO Shipping Specialized Carriers Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	221,317 USD	5,915
COSCO Shipping Specialized Carriers Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	93,853 USD	2,189
Cousins Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	22,145 USD	740
Cracker Barrel Old Country Store, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	330,928 USD	(1,571)
CRISPR Therapeutics AG	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,018,939 USD	(45,188)
Crowdstrike Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,785,524 USD	224,481
Crown Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	48,821 USD	(536)
CSPC Innovation Pharmaceutical Co., Ltd.	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	64,868 USD	(1,326)
CSPC Innovation Pharmaceutical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	47,660 USD	(779)
CSSC Science & Technology Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	75,641 USD	(1,353)
CSSC Science & Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	55,729 USD	(980)
Cullen/Frost Bankers, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	229,796 USD	(2,942)
Cytokinetics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	53,001 USD	(768)
Dalian Haosen Equipment Manufacturing Co., Ltd.	12/13/23	M	0.72%	JPMorgan Chase Bank, N.A.	117,014 USD	(22)
Dalian Haosen Equipment Manufacturing Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	85,609 USD	108
Darden Restaurants, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,918,104 USD	32,322

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dare Power Dekor Home Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	126,197 USD	$(265)
Dare Power Dekor Home Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	34,545 USD	(46)
Deere & Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	44,062 USD	(1,685)
Denbury, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	406,175 USD	12,996
DENTSPLY SIRONA, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,197,313 USD	(16,320)
Dialine Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	12,601 USD	(192)
Dialine Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	16,899 USD	(259)
Diamondback Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	652,540 USD	(13,062)
Digital China Group Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	117,185 USD	5,263
Digital China Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	60,838 USD	2,771
Dillard’s, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	47,093 USD	(2,808)
Dlocal Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	181,739 USD	(5,151)
Do-Fluoride New Materials Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	44,667 USD	(4,344)
Do-Fluoride New Materials Co., Ltd.	08/28/23	M	0.72%	JPMorgan Chase Bank, N.A.	31,458 USD	(3,076)
Dolby Laboratories, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	453,366 USD	24,949
Donaldson Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	219,403 USD	(3,634)
Dongguan Aohai Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	8,887 USD	(166)
Dongguan Aohai Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	2,665 USD	(49)
Donghua Testing Technology Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	32,520 USD	(1,256)
Donghua Testing Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	26,521 USD	(1,028)
DoorDash, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	15,464 USD	1,763
Douglas Emmett, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	302,809 USD	(3,968)
Doushen Beijing Education & Technology, Inc.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	69,524 USD	(1,734)
Doushen Beijing Education & Technology, Inc.	07/12/22	M	0.72%	Credit Suisse International	23,592 USD	(598)
Dover Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	445,844 USD	(3,542)
Draftkings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	19,636 USD	711
Drilling Co. of 1972 (The)	11/14/23	M	0.16%	JPMorgan Chase Bank, N.A.	5,831,752 DKK	35,709
Dun & Bradstreet Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,032,897 USD	115,359
Dxc Technology, Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	885,346 USD	(7,468)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Eastern Air Logistics Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	172,540 USD	$(20)
Eastern Air Logistics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	85,443 USD	56
Eastern Pioneer Driving School Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	227,415 USD	2,137
Eastern Pioneer Driving School Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	78,457 USD	(71)
EGing Photovoltaic Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	99,394 USD	(626)
EGing Photovoltaic Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	73,377 USD	(449)
Elanco Animal Health, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	157,111 USD	(5,084)
EmbedWay Technologies Shanghai Corp.	11/01/23	M	0.72%	JPMorgan Chase Bank, N.A.	30,489 USD	(523)
EmbedWay Technologies Shanghai Corp.	07/12/22	M	0.72%	Credit Suisse International	48,591 USD	(832)
EMCOR Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	295,261 USD	(7,604)
Enerplus Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	445,462 USD	(10,614)
Enn Natural Gas Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	480,667 USD	31,109
Enn Natural Gas Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	192,493 USD	12,720
Enphase Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,160,678 USD	190,260
Envista Holdings Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	13,938 USD	42
EQT Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	966,649 USD	15,275
Equitable Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,753,004 USD	(88,809)
Equity Commonwealth	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	363,512 USD	(3,637)
Equity Residential	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,263,156 USD	38,616
Essence Information Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,576 USD	144
Essence Information Technology Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	34,475 USD	515
Essent Group Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	982,143 USD	(7,568)
Est Tools Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,672 USD	296
Est Tools Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	45,609 USD	496
Estee Lauder Cos, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,214,894 USD	(19,764)
Eternal Asia Supply Chain Management Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	122,149 USD	1,660
Eternal Asia Supply Chain Management Ltd.	07/12/22	M	0.00%	Credit Suisse International	63,342 USD	875
Europcar Mobility Group	08/02/23	M	0.08%	JPMorgan Chase Bank, N.A.	6,241,803 EUR	(34,698)
Evercore, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	666,471 USD	(18,811)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Expeditors International of Washington, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,745,546 USD	$(90,657)
F.N.B. Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	59,840 USD	(2,109)
Farfetch Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	14,365 USD	1,194
Federal Realty Investment Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,284,282 USD	211,310
Ferro Corp.	05/15/23	M	0.82%	JPMorgan Chase Bank, N.A.	15,573,299 USD	21,520
Fibocom Wireless, Inc.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	138,307 USD	(6,570)
Fibocom Wireless, Inc.	07/12/22	M	0.72%	Credit Suisse International	101,745 USD	(5,005)
Fifth Third BanCorp	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,246,845 USD	(321,270)
Figs, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	21,815 USD	2,137
First American Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,855,693 USD	(179,232)
First BanCorp	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,921,657 USD	(44,027)
First Horizon Corp.	03/01/24	M	0.82%	JPMorgan Chase Bank, N.A.	18,428,548 USD	384,429
First Majestic Silver Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	49,686 USD	(2,626)
First Republic Bank	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,928,958 USD	(147,008)
First Solar, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	90,363 USD	2,421
Fiserv, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	11,415 USD	145
Five Below, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,757 USD	(114)
Flagstar Bancorp, Inc.	04/28/23	M	0.82%	JPMorgan Chase Bank, N.A.	67,185 USD	(999)
Flowers Foods, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,316,913 USD	78,221
Fluor Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,065,654 USD	(17,895)
Foot Locker, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	44,220 USD	(1,925)
Fortis, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	26,516 USD	610
Fortive Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,540,881 USD	(57,496)
Fortune Brands Home & Security, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,977,524 USD	(288,853)
Fox Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,978,436 USD	(99,830)
Foxconn Industrial Internet Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	399,175 USD	(94)
Foxconn Industrial Internet Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	166,916 USD	(19)
Franco-Nevada Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	47,266 USD	431
Freedom Holding Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	936,230 USD	(21,251)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Friend Co., Ltd.	03/19/24	M	0.72%	JPMorgan Chase Bank, N.A.	7,133 USD	$(87)
Friend Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	1,920 USD	(16)
Fujian Apex Software Co., Ltd.	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	44,572 USD	1,577
Fujian Apex Software Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	12,144 USD	401
Fujian Boss Software Development Co., Ltd.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	19,067 USD	68
Fujian Boss Software Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	14,427 USD	(17)
Fujian Cement, Inc.	02/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,000 USD	2,822
Fujian Cement, Inc.	07/12/22	M	0.72%	Credit Suisse International	44,514 USD	4,463
Fujian Longking Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	133,697 USD	(384)
Fujian Longking Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	98,785 USD	(432)
Fujian Raynen Technology Co., Ltd.	12/13/23	M	0.72%	JPMorgan Chase Bank, N.A.	67,156 USD	(1,700)
Fujian Raynen Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	18,577 USD	(609)
Fujian Sunner Development Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	10,547 USD	77
Fujian Sunner Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	5,264 USD	48
GameStop Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,174,540 USD	135,944
Ganfeng Lithium Co., Ltd.	01/30/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,195,208 USD	(24,500)
Ganfeng Lithium Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	593,185 USD	(10,802)
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	210,466 USD	3,227
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd.	02/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	424,606 USD	4,271
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd.	01/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	479,236 USD	16,209
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	197,056 USD	9,942
GCP Applied Technologies, Inc.	12/08/23	M	0.82%	JPMorgan Chase Bank, N.A.	11,313,745 USD	25,262
Gem Co., Ltd.	10/02/23	M	0.72%	JPMorgan Chase Bank, N.A.	143,541 USD	(5,087)
Gem Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	60,104 USD	(2,239)
Gemdale Corp.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	389,464 USD	8,335
Gemdale Corp.	07/12/22	M	0.72%	Credit Suisse International	160,492 USD	5,651
General Mills, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	51,457 USD	416
Genpact Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,026,462 USD	(10,243)
Gentex Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,319,373 USD	22,792
Genuine Parts Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	638,585 USD	(8,233)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GFL Environmental, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	53,430 USD	$2,799
GHT Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	40,710 USD	(182)
GHT Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	11,178 USD	(49)
Gigadevice Semiconductor, Inc.	01/18/23	M	0.72%	JPMorgan Chase Bank, N.A.	11,741 USD	(1,291)
Gigadevice Semiconductor, Inc.	07/12/22	M	0.72%	Credit Suisse International	18,764 USD	(2,067)
Global Payments, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	46,749 USD	598
Global-e Online Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	28,319 USD	1,576
GLOBALFOUNDRIES, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,671,947 USD	(239,408)
Goldcup Electric Apparatus Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	159,775 USD	3,486
Goldcup Electric Apparatus Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	51,783 USD	1,047
GoldenHome Living Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	233,294 USD	3,687
GoldenHome Living Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	95,951 USD	1,429
Goldman Sachs Fusion Swap	03/24/22	M	0.00%	Goldman Sachs International	229,277,235 USD	1,414,149
Graco, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,018,315 USD	(54,524)
Gree Real Estate Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	401,394 USD	19,475
Gree Real Estate Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	167,605 USD	8,181
Grocery Outlet Holding Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	28,032 USD	(70)
GS Custom Basket Swap — GSCBBXEN	03/24/22	M	0.00%	Goldman Sachs International	18,364,554 USD	615,030
GS Equity Index Swap — GSC1000N	03/24/22	M	0.00%	Goldman Sachs International	17,247,727 USD	(387,661)
GS Equity Index Swap — GSCBBXC3	03/24/22	M	0.00%	Goldman Sachs International	29,575,135 USD	589,306
GS Equity Index Swap — GSIS242E	03/31/22	M	0.00%	Goldman Sachs International	18,016,982 USD	157,850
GS Equity Index Swap — GSVIKY4E	03/24/22	M	1.00%	Goldman Sachs International	26,594,774 USD	80,183
GS Equity Index Swap — GSVISK1D	03/24/22	M	1.00%	Goldman Sachs International	52,375,655 USD	254,037
GS Equity Index Swap — GSVIU107	03/30/22	M	1.00%	Goldman Sachs International	78,646,488 USD	104,142
GS Equity Index Swap — GSVIUS97	03/24/22	M	0.00%	Goldman Sachs International	25,850,132 USD	36,716
GS Equity Index Swap — RCXTMB01	03/24/22	M	0.00%	Goldman Sachs International	97,527,096 USD	205,717
Guangdong Chaohua Technology Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	134,747 USD	(3,992)
Guangdong Chaohua Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	100,116 USD	(3,613)
Guangdong Create Century Intelligent Equipment Group Corp., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	265,844 USD	(10,638)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Create Century Intelligent Equipment Group Corp., Ltd.	07/12/22	M	0.72%	Credit Suisse International	154,849 USD	$(5,988)
Guangdong Haomei New Material Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	14,462 USD	(662)
Guangdong Haomei New Material Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	4,095 USD	(185)
Guangdong HEC Technology Holding Co., Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	406,048 USD	(12,728)
Guangdong HEC Technology Holding Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	181,153 USD	(15,332)
Guangdong Hoshion Industrial Aluminium Co., Ltd.	01/08/24	M	0.72%	JPMorgan Chase Bank, N.A.	277,324 USD	(1,952)
Guangdong Hoshion Industrial Aluminium Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	109,456 USD	(614)
Guangdong Huafeng New Energy Technology Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	24,503 USD	(47)
Guangdong Huafeng New Energy Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	6,682 USD	(20)
Guangdong Jia Yuan Technology Co., Ltd.	01/18/23	M	0.72%	JPMorgan Chase Bank, N.A.	432,265 USD	(18,589)
Guangdong Jia Yuan Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	194 USD	(7)
Guangdong Kingshine Electronic Technology Co., Ltd.	02/28/24	M	0.72%	JPMorgan Chase Bank, N.A.	134,110 USD	2,550
Guangdong Kingshine Electronic Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	99,086 USD	1,923
Guangdong Tapai Group Co Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	522,710 USD	15,229
Guangdong Tapai Group Co Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	217,140 USD	7,608
Guanghui Energy Co., Ltd.	11/08/23	M	0.72%	JPMorgan Chase Bank, N.A.	1,094,000 USD	(4,243)
Guanghui Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	534,052 USD	(1,312)
Guangshen Railway Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	208,373 USD	(4,227)
Guangshen Railway Co., Ltd.	01/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	497,154 USD	(8,568)
Guangzhou Automobile Group Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,979 USD	(32)
Guangzhou Automobile Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	2,699 USD	(44)
Guangzhou Baiyun International Airport Co., Ltd.	01/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	822 USD	(50)
Guangzhou Baiyun International Airport Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	1,216 USD	(58)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	384,952 USD	$14,025
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	159,848 USD	6,763
Guangzhou Haoyang Electronic Co., Ltd.	11/07/23	M	0.72%	JPMorgan Chase Bank, N.A.	324 USD	(12)
Guangzhou KDT Machinery Co., Ltd.	06/21/23	M	0.72%	JPMorgan Chase Bank, N.A.	373 USD	(17)
Guangzhou KDT Machinery Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	145 USD	(7)
Guangzhou Kingmed Diagnostics Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	96,424 USD	(2,630)
Guangzhou Restaurant Group Co., Ltd.	11/08/23	M	0.72%	JPMorgan Chase Bank, N.A.	388,462 USD	3,953
Guangzhou Restaurant Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	162,195 USD	1,355
Guangzhou Tinci Materials Technology Co., Ltd.	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,613 USD	(456)
Guangzhou Tinci Materials Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	45,200 USD	(742)
Guidewire Software, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,400,661 USD	8,798
Guizhou Aviation Technical Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	334 USD	5
Guizhou Panjiang Refined Coal Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	137,548 USD	91
Guizhou Panjiang Refined Coal Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	101,450 USD	82
Guizhou Red Star Developing Co., Ltd.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	4,260 USD	579
Guizhou Red Star Developing Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	6,235 USD	837
Guizhou Xinbang Pharmaceutical Co., Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	78,705 USD	8,673
Guizhou Xinbang Pharmaceutical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	39,650 USD	5,675
Guodian Nanjing Automation Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	123,864 USD	1,390
Guodian Nanjing Automation Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	317,872 USD	(736)
Guotai Junan Securities Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	217,706 USD	2,473
Guotai Junan Securities Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	112,954 USD	1,222
Guoyuan Securities Co., Ltd.	03/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	284,035 USD	17,797
Guoyuan Securities Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	147,794 USD	8,776
GXO Logistics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	423,633 USD	(25,413)
H.B. Fuller Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	706,196 USD	(14,707)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hain Celestial Group, Inc. (The)	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,642,990 USD	$144,776
Hainan Haide Capital Management Co., Ltd.	12/18/23	M	0.72%	JPMorgan Chase Bank, N.A.	397,392 USD	(1,897)
Hainan Haide Capital Management Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	165,837 USD	(681)
Han’s Laser Technology Industry Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	206,886 USD	(1,875)
Hangzhou Dptech Technologies Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	420,517 USD	(17,739)
Hangzhou Dptech Technologies Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	178,612 USD	(10,169)
Hangzhou First Applied Material Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	390,688 USD	(9,590)
Hangzhou First Applied Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	163,250 USD	(4,012)
Hangzhou Hopechart IoT Technology Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	1,536 USD	(4)
Hangzhou Huawang New Material Technology Co., Ltd.	10/27/23	M	0.72%	JPMorgan Chase Bank, N.A.	22,054 USD	1,286
Hangzhou Huawang New Material Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	32,235 USD	1,864
Hangzhou Huaxing Chuangye Communication Technology Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,584 USD	(245)
Hangzhou Huaxing Chuangye Communication Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	21,113 USD	(190)
Hangzhou Jizhi Mechatronic Co., Ltd.	03/19/24	M	0.72%	JPMorgan Chase Bank, N.A.	6,917 USD	(78)
Hangzhou Jizhi Mechatronic Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	2,135 USD	(31)
Hangzhou Silan Microelectronics Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	592,819 USD	(55,466)
Hangzhou Silan Microelectronics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	286,618 USD	(48,824)
Hangzhou Zhongya Machinery Co., Ltd.	03/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	90,417 USD	(1,639)
Hangzhou Zhongya Machinery Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	25,347 USD	(907)
Harbin Jiuzhou Group Co., Ltd.	02/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	96,367 USD	(3,287)
Harbin Jiuzhou Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	66,643 USD	(2,542)
Harbin Pharmaceutical Group Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	171,615 USD	6,190
Harbin Pharmaceutical Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	88,818 USD	3,396
Harbin Viti Electronics Co., Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	102,670 USD	(773)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Harbin Viti Electronics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	75,855 USD	$(632)
Hasbro, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	199,114 USD	(7,011)
Healthcare Realty Trust, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,055,349 USD	(33,626)
Healthpeak Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	562,337 USD	(5,917)
Hebei Jinniu Chemical Industry Co., Ltd.	03/11/24	M	0.72%	JPMorgan Chase Bank, N.A.	100,220 USD	5,349
Hebei Jinniu Chemical Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	36,690 USD	1,959
Helen of Troy Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,872 USD	(1,475)
Henan Mingtai Aluminum Industry Co.,Ltd	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	244,087 USD	76
Henan Mingtai Aluminum Industry Co.,Ltd	07/12/22	M	0.72%	Credit Suisse International	87,607 USD	(1,011)
Henan Shenhuo Coal & Power Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	451,694 USD	(2,243)
Henan Shenhuo Coal & Power Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	968,412 USD	(4,045)
Henan Shijia Photons Technology Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	57,074 USD	(2,010)
Henan Shijia Photons Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	15,673 USD	(717)
Henry Schein, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	35,287 USD	(236)
Hesteel Co., Ltd.	01/10/24	M	0.72%	JPMorgan Chase Bank, N.A.	523,456 USD	13,873
Hesteel Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	217,074 USD	7,415
Hillstone Networks Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	73,188 USD	35
Hillstone Networks Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	30,969 USD	10
Hithink RoyalFlush Information Network Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	9,085 USD	(23)
Hithink RoyalFlush Information Network Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	4,551 USD	(21)
HNA Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	29,291 USD	619
HNA Technology Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	56,443 USD	1,177
Hongbo Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	65,183 USD	150
Hongbo Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	48,167 USD	8
Horizon Therapeutics Plc	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,972,189 USD	(42,848)
Hoshine Silicon Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	168,532 USD	(26,647)
Hoshine Silicon Industry Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	408,179 USD	(63,366)
Houlihan Lokey, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,776,259 USD	(249,337)
Houpu Clean Energy Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	60,743 USD	(1,486)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Houpu Clean Energy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	44,995 USD	$(1,079)
Howmet Aerospace, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	55,197 USD	(1,143)
HPGC Renmintongtai Pharmaceutical Corp.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	166,476 USD	12,304
HPGC Renmintongtai Pharmaceutical Corp.	07/12/22	M	0.72%	Credit Suisse International	52,768 USD	3,814
Huaan Securities Co., Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	38,616 USD	2,346
Huaan Securities Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	20,291 USD	936
Huadian Heavy Industries Co., Ltd.	02/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	69,973 USD	2,321
Huadian Heavy Industries Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	55,843 USD	3,341
Huadong Medicine Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	396,158 USD	2,684
Huadong Medicine Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	166,254 USD	764
Huafa Industrial Co., Ltd.	12/13/23	M	0.72%	JPMorgan Chase Bank, N.A.	351,631 USD	37,001
Huafa Industrial Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	148,962 USD	17,680
Huafu Fashion Co., Ltd.	01/22/24	M	0.72%	JPMorgan Chase Bank, N.A.	389,101 USD	6,376
Huafu Fashion Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	162,793 USD	2,545
Huagong Tech Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	20,379 USD	(982)
Huagong Tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	29,392 USD	(1,409)
Huali Industrial Group Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	283,327 USD	(4,459)
Huali Industrial Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	96,797 USD	(1,694)
Huaxia Bank Co., Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	44,253 USD	1,590
Huaxia Bank Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	12,179 USD	443
Hubei Fuxing Science And Technology Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	205,234 USD	306
Hubei Fuxing Science And Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	65,597 USD	117
Hubei Zhenhua Chemical Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	30,153 USD	(1,151)
Hubei Zhenhua Chemical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	48,000 USD	(1,852)
Hudson Pacific Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	11,275 USD	352
Huida Sanitary Ware Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	67,344 USD	762
Huida Sanitary Ware Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	18,809 USD	(80)
Huizhou Desay Sv Automotive Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	36,077 USD	(145)
Huizhou Desay Sv Automotive Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	107,983 USD	(189)
Hunan Changyuan Lico Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	608 USD	(14)
Hunan Changyuan Lico Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	608 USD	(15)
Hunan Fangsheng Pharmaceutical Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	122,022 USD	8,405

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hunan Fangsheng Pharmaceutical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	89,571 USD	$6,699
Hunan Huamin Holdings Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	115,502 USD	(4,973)
Hunan Huamin Holdings Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	86,423 USD	(4,823)
Hunan Sokan New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	79,699 USD	(1,243)
Hunan Sokan New Materials Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	122,910 USD	(1,775)
Hunan Valin Steel Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	464,868 USD	236
Hunan Valin Steel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	169,501 USD	100
Hunan Xiangjia Animal Husbandry Co., Ltd.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	389,762 USD	13,300
Hunan Xiangjia Animal Husbandry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	159,756 USD	8,698
Huntington Bancshares, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	687,435 USD	(17,502)
Hwa Create Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,778 USD	210
Hwa Create Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	22,056 USD	133
Hyatt Hotels Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	23,782 USD	557
ICU Medical, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	60,811 USD	(253)
IDEX Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,058,158 USD	(180,866)
Illinois Tool Works, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,106,716 USD	(59,757)
Industrial Bank Co., Ltd	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	397,291 USD	12,648
Industrial Bank Co., Ltd	07/12/22	M	0.72%	Credit Suisse International	167,063 USD	4,342
Ingersoll Rand, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,511,112 USD	35,290
Ingredion, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,162,392 USD	34,573
Inner Mongolia BaoTou Steel Union Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	282,308 USD	(2,534)
Inner Mongolia BaoTou Steel Union Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	106,211 USD	(1,059)
Inner Mongolia Dian Tou Energy Corp., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	27,707 USD	2,090
Inner Mongolia Dian Tou Energy Corp., Ltd.	07/12/22	M	0.72%	Credit Suisse International	44,243 USD	3,323
Inner Mongolia ERDOS Resources Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	385,118 USD	32,709
Inner Mongolia ERDOS Resources Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	161,178 USD	13,705
Inner Mongolia Yuan Xing Energy Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,115,697 USD	99,424
Inner Mongolia Yuan Xing Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	601,869 USD	71,211
Innovative Industrial Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	35,611 USD	1,361

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Inspire Medical Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,504 USD	$683
Intellia Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	112,356 USD	4,352
International Flavors & Fragrances, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	351,488 USD	1,002
Intertrust NV	12/08/23	M	0.08%	JPMorgan Chase Bank, N.A.	11,047,626 EUR	451,690
Intra-Cellular Therapies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	334,422 USD	13,933
Invitation Homes, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,892,042 USD	(8,283)
Ionis Pharmaceuticals, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	302,500 USD	17,119
IPG Photonics Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,562,580 USD	(119,432)
iRay Technology Co., Ltd.	05/31/23	M	0.72%	JPMorgan Chase Bank, N.A.	129,857 USD	118
iRay Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	48,264 USD	136
Iridium Communications, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	256,226 USD	(1,766)
Itron, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,597,730 USD	66,245
ITT, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,310,881 USD	(386,891)
J M Smucker Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,869,882 USD	74,199
J.P. Morgan Equity Index Swap — JPBXC5NY	03/24/22	M	0.00%	JPMorgan Chase Bank, N.A.	17,156,923 USD	(35,525)
J.P. Morgan Equity Index Swap — JPEICRHY	03/28/22	M	0.00%	JPMorgan Chase Bank, N.A.	84,980,610 USD	(4,242,792)
J.P. Morgan Equity Index Swap — JPPQVAL	03/24/22	M	0.00%	Morgan Stanley Capital Services LLC	26,551,592 USD	(949,670)
Jabil, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,339,918 USD	(33,351)
Jangho Group Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	285,828 USD	(9,775)
Jangho Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	119,348 USD	(4,012)
JB Hunt Transport Services, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	230,447 USD	(8,575)
JBG SMITH Properties	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,537,891 USD	46,377
JCET Group Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	232,468 USD	(8,488)
JCET Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	121,195 USD	(4,943)
JetBlue Airways Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,038,328 USD	40,644
Jiajiayue Group Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	50,285 USD	970
Jiajiayue Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	36,971 USD	765
Jiangsu Alcha Aluminum Group Co., Ltd.	12/06/23	M	0.72%	JPMorgan Chase Bank, N.A.	137,585 USD	(2,951)
Jiangsu Alcha Aluminum Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	101,734 USD	(2,351)
Jiangsu Baichuan High-tech New Materials Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,435 USD	(722)
Jiangsu Baichuan High-tech New Materials Co., Ltd.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,190 USD	(471)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Changbao Steeltube Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	41,623 USD	$1,272
Jiangsu Changbao Steeltube Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	11,477 USD	287
Jiangsu Changhai Composite Materials Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	36,858 USD	1,281
Jiangsu Changhai Composite Materials Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	10,201 USD	287
Jiangsu Chunlan Refrigerating Equipment Stock Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	33,305 USD	522
Jiangsu Chunlan Refrigerating Equipment Stock Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,140 USD	143
Jiangsu Cnano Technology Co., Ltd.	01/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	19,299 USD	(477)
Jiangsu Cnano Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	4,778 USD	(215)
Jiangsu Dingsheng New Energy Materials Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	26,503 USD	(1,101)
Jiangsu Dingsheng New Energy Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	38,544 USD	(1,596)
Jiangsu Eastern Shenghong Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,820 USD	59
Jiangsu Eastern Shenghong Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,019 USD	97
Jiangsu Guomao Reducer Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	240,078 USD	(858)
Jiangsu Guomao Reducer Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	91,868 USD	(251)
Jiangsu Hengli Hydraulic Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	13,474 USD	476
Jiangsu Hengshun Vinegar Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	119,375 USD	1,045
Jiangsu Lanfeng Bio-chemical Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	127,222 USD	3,488
Jiangsu Lanfeng Bio-chemical Co., Ltd.	07/12/22	M	0.23%	Credit Suisse International	94,348 USD	2,127
Jiangsu Lianyungang Port Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	108,719 USD	738
Jiangsu Lianyungang Port Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	80,243 USD	557
Jiangsu Lopal Tech Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	704,138 USD	(5,867)
Jiangsu Lopal Tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	350,171 USD	(3,323)
Jiangsu Maysta Chemical Co., Ltd.	02/23/24	M	0.72%	JPMorgan Chase Bank, N.A.	112,713 USD	23
Jiangsu Maysta Chemical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	83,966 USD	(651)
Jiangsu Rainbow Heavy Industries Co., Ltd.	01/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	42,328 USD	(1,199)
Jiangsu Rainbow Heavy Industries Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	61,795 USD	(1,766)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Rongtai Industry Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	604 USD	$(6)
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	12/12/23	M	0.72%	JPMorgan Chase Bank, N.A.	533,197 USD	(100,106)
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	209,279 USD	(43,888)
Jiangsu Wujiang Rural Commercial Bank Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	248,396 USD	15,392
Jiangsu Wujiang Rural Commercial Bank Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	104,817 USD	6,142
Jiangsu Yawei Machine Tool Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	5,729 USD	(106)
Jiangsu Yawei Machine Tool Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,215 USD	(77)
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	01/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	407,430 USD	7,475
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	170,435 USD	2,901
Jiangsu Zhongli Group Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	131,680 USD	(9,775)
Jiangsu Zhongli Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	68,340 USD	(5,074)
Jiangsu Zhongtian Technology Co., Ltd.	11/08/23	M	0.72%	JPMorgan Chase Bank, N.A.	218,024 USD	(10,586)
Jiangsu Zhongtian Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	91,480 USD	(4,646)
Jiangxi Chenguang New Materials Co., Ltd.	08/25/23	M	0.72%	JPMorgan Chase Bank, N.A.	388,512 USD	8,962
Jiangxi Chenguang New Materials Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	164,576 USD	5,664
Jiangxi Selon Industrial Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	20,331 USD	(61)
Jiangxi Selon Industrial Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	5,645 USD	(26)
Jiangxi Wannianqing Cement Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	194,692 USD	15,056
Jiangxi Wannianqing Cement Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	81,294 USD	6,289
Jinke Properties Group Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	553,527 USD	64,954
Jinke Properties Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	225,255 USD	33,207
Jinneng Holding Shanxi Coal Industry Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	429,413 USD	11,787
Jinneng Holding Shanxi Coal Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	206,086 USD	14,018
Jinyu Bio-Technology Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	338,376 USD	(3,798)
Jinyu Bio-Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	176,122 USD	(2,481)
Jinzi Ham Co., Ltd.	01/29/24	M	0.72%	JPMorgan Chase Bank, N.A.	132,663 USD	(1,207)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jinzi Ham Co., Ltd.	07/12/22	M	0.45%	Credit Suisse International	98,760 USD	$(1,715)
Jizhong Energy Resources Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	512,346 USD	(1,860)
Jizhong Energy Resources Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	214,045 USD	(759)
Johnson controls International	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	579,993 USD	(3,567)
Joincare Pharmaceutical Group Industry Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	220,215 USD	(775)
Joincare Pharmaceutical Group Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	92,170 USD	(319)
Joinn Laboratories China Co., Ltd.	01/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,126,213 USD	(25,717)
Joinn Laboratories China Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	56,891 USD	2,985
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	03/05/24	M	0.72%	JPMorgan Chase Bank, N.A.	402,105 USD	(7,301)
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	170,630 USD	(5,541)
Joyvio Food Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	125,822 USD	2,045
Joyvio Food Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	46,814 USD	880
KBC Corp., Ltd.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	405,408 USD	(7,079)
KBC Corp., Ltd.	07/12/22	M	0.72%	Credit Suisse International	165,707 USD	(6,132)
Keeson Technology Co., Ltd	02/28/24	M	0.72%	JPMorgan Chase Bank, N.A.	408,508 USD	(4,638)
Keeson Technology Co., Ltd	07/12/22	M	0.72%	Credit Suisse International	170,952 USD	(2,634)
Kennametal, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,612,200 USD	(31,555)
Keurig Dr Pepper, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,204,338 USD	(6,546)
KeyCorp	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,163,601 USD	(237,959)
Keysight Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,231,017 USD	(35,916)
Kimberly-Clark Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	22,691 USD	(30)
Kimco Realty Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	31,398 USD	983
Kingclean Electric Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	271 USD	(8)
Kirby Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	76,257 USD	(457)
Kite Realty Group Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	721,435 USD	19,819
Knight-Swift Transportation Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,992,998 USD	(110,083)
Konka Group Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	246,547 USD	9,557
Konka Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	202,289 USD	7,856
Kornit Digital Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	551,858 USD	(9,660)
Kulicke & Soffa Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	45,800 USD	(3,001)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kyndryl Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,563 USD	$(11)
L&K Engineering Suzhou Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	40,319 USD	(593)
L&K Engineering Suzhou Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	11,016 USD	(149)
L3Harris Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	292,393 USD	(2,428)
Laboratory Corp of America Holdings	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	938,222 USD	(23,058)
Lander Sports Development Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	395,012 USD	3,774
Lander Sports Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	165,129 USD	1,525
Landstar System, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	287,259 USD	(6,112)
Lattice Semiconductor Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	105,141 USD	(1,952)
LB Group Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	421,986 USD	(6,652)
LB Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	212,423 USD	(4,574)
Leader Harmonious Drive Systems Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	153,605 USD	(8,796)
Lear Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	276,736 USD	744
Leggett & Platt, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	726,476 USD	(30,893)
LendingClub Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	524,707 USD	(5,592)
Lennox International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,847 USD	(1,357)
Leshan Electric Power Co.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	25,552 USD	487
Leshan Electric Power Co.	07/12/22	M	0.72%	Credit Suisse International	7,031 USD	132
Levima Advanced Materials Corp.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,018,425 USD	(69,134)
Levima Advanced Materials Corp.	07/12/22	M	0.72%	Credit Suisse International	590,887 USD	(33,410)
LHC Group, Inc.	04/02/24	M	0.82%	JPMorgan Chase Bank, N.A.	11,779,694 USD	99,525
Liaoning Energy Industry Co, Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	40,307 USD	(82)
Liaoning Energy Industry Co, Ltd.	07/12/22	M	0.72%	Credit Suisse International	11,072 USD	(26)
Liberty Broadband Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,122,537 USD	(210,542)
Liberty Media Corp-Liberty Formula One	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,759,120 USD	151,633
Liberty Media Corp-Liberty SiriusXM	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,710,701 USD	(9,109)
Lier Chemical Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,315 USD	(398)
Lier Chemical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,684 USD	(597)
Lingyuan Iron & Steel Co, Ltd.	11/20/23	M	0.72%	JPMorgan Chase Bank, N.A.	345,279 USD	5,747
Lingyuan Iron & Steel Co, Ltd.	07/12/22	M	0.72%	Credit Suisse International	138,262 USD	3,078

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lithium Americas Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,638 USD	$9,163
Littelfuse, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	270,709 USD	(6,833)
Liuzhou Iron & Steel Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	231 USD	5
Liuzhou Iron & Steel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	77 USD	2
LKQ Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	287,640 USD	(13)
Longhua Technology Group Luoyang Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	37,810 USD	(897)
Longhua Technology Group Luoyang Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	10,369 USD	(243)
Longshine Technology Group Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	220,796 USD	(2,896)
Longshine Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	91,022 USD	(1,144)
Longyan Zhuoyue New Energy Co., Ltd.	01/29/24	M	0.72%	JPMorgan Chase Bank, N.A.	403,034 USD	(7,617)
Longyan Zhuoyue New Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	160,417 USD	1,349
Lu Thai Textile Co., Ltd.	11/15/23	M	0.72%	JPMorgan Chase Bank, N.A.	81,591 USD	1,821
Lu Thai Textile Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	22,392 USD	476
Lumentum Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,253 USD	$(146)
Luoyang Jalon Micro-nano New Materials Co., Ltd.	01/18/23	M	0.72%	JPMorgan Chase Bank, N.A.	38,155 USD	(1,786)
Luoyang Jalon Micro-nano New Materials Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	11,225 USD	(881)
Luxin Venture Capital Group Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	31,006 USD	(636)
Luxin Venture Capital Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	49,142 USD	(977)
LXP Industrial Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	390,936 USD	(2,785)
Lyft, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	32,428 USD	1,364
M&T Bank Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	315,904 USD	(18,093)
Macy’s, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	247,260 USD	(22,344)
Magnolia Oil & Gas Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,075,785 USD	(18,771)
Mandiant, Inc.	03/12/24	M	0.82%	JPMorgan Chase Bank, N.A.	13,231,393 USD	5,933
ManpowerGroup, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	65,042 USD	327
Marathon Oil Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,949 USD	653
MarketAxess Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	754,808 USD	(19,976)
Marssenger Kitchenware Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	103,308 USD	4,806

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Marssenger Kitchenware Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	139,483 USD	$1,377
Masco Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,320,342 USD	(111,328)
Mattel, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	54,798 USD	(650)
McCormick & Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	147,221 USD	5,174
MDC Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	18,619 USD	(910)
MDU Resources Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,690,290 USD	84,510
Medical Properties Trust, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,286,155 USD	105,202
Medifast, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,320 USD	(172)
Meggit PLC	08/04/23	M	1.24%	JPMorgan Chase Bank, N.A.	10,022,660 GBP	(17,297)
Meihua Holdings Group Co., Ltd.	11/03/23	M	0.72%	JPMorgan Chase Bank, N.A.	27,606 USD	594
Meihua Holdings Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	40,380 USD	846
MercadoLibre, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	641,913 USD	13,490
Meritor, Inc.	02/26/24	M	0.82%	JPMorgan Chase Bank, N.A.	15,398,778 USD	117,781
Methanex Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	12,094 USD	(309)
Mettler-Toledo International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,789,470 USD	(97,597)
MGIC Investment Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	876,328 USD	(26,987)
MGM Growth Properties LLC	08/08/23	M	0.82%	JPMorgan Chase Bank, N.A.	15,441,934 USD	921,780
Mickesson Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,319,027 USD	(8,843)
Mid-America Apartment Communities, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	747,857 USD	(10,384)
Middleby Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,661,513 USD	(85,982)
Milkyway Chemical Supply Chain Service Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	300,619 USD	5,861
Milkyway Chemical Supply Chain Service Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	136,748 USD	2,913
Ming Yang Smart Energy Group Ltd.	08/22/23	M	0.72%	JPMorgan Chase Bank, N.A.	654,946 USD	(10,220)
Ming Yang Smart Energy Group Ltd.	07/12/22	M	0.72%	Credit Suisse International	285,028 USD	(4,369)
Minsheng Holdings Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	13,055 USD	231
Minsheng Holdings Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	3,583 USD	63
Mirati Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,392,266 USD	(27,578)
MLS Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	136,426 USD	(107)
MLS Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	71,073 USD	(361)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Moderna, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	401,796 USD	$(7,148)
Moelis & Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,784,376 USD	48,951
Mohawk Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	27,398 USD	(2,930)
Molina Healthcare, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	60,291 USD	(578)
Monalisa Group Co., Ltd.	03/20/34	M	0.72%	JPMorgan Chase Bank, N.A.	254,907 USD	1,031
Monalisa Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	128,014 USD	(461)
MongoDB, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,783,804 USD	242,515
Montage Technology Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	420,662 USD	(36,582)
Montage Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	179,940 USD	(18,669)
Mosaic Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,957,081 USD	(24,217)
MP Materials Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	423,386 USD	44,566
MS Alpha Swap	08/18/22	M	0.00%	Morgan Stanley Capital Services LLC	236,136,205 USD	4,051,069
MS Alpha Swap	12/27/23	M	0.00%	Morgan Stanley Capital Services LLC	67,853,120 USD	(1,368,170)
MS Equity Index Swap — MS22COM3	03/24/22	M	0.00%	Morgan Stanley Capital Services LLC“Morgan Stanley Capital Services LLC	28,172,876 USD	107,262
MS Alpha Swap	08/18/22	M	0.00%	Morgan Stanley Capital Services LLC	170,932,790 USD	(778,857)
Naipu Mining Machinery Co., Ltd.	03/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	119,987 USD	7,075
Naipu Mining Machinery Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	148,964 USD	8,038
NanHua Bio-medicine Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	58,518 USD	(2,768)
NanHua Bio-medicine Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	43,086 USD	(2,022)
Nanhua Futures Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	101,115 USD	126
Nanhua Futures Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	52,420 USD	59
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,578 USD	(390)
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	47,304 USD	(801)
Nanjing Vishee Medical Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	88,307 USD	(3,176)
Nanjing Vishee Medical Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	36,959 USD	(1,323)
Nanjing Yunhai Special Metals Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	206,744 USD	(11,536)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nanjing Yunhai Special Metals Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	290,028 USD	$(18,731)
Nantong Guosheng Intelligence Technology Group Co., Ltd.	09/01/23	M	0.72%	JPMorgan Chase Bank, N.A.	132,625 USD	(2,259)
Nantong Guosheng Intelligence Technology Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	37,720 USD	(1,036)
Nantong Haixing Electronics Co., Ltd.	01/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	203,129 USD	6,466
Nantong Haixing Electronics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	67,306 USD	1,662
Nanya New Material Technology Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	3,243 USD	62
Nasdaq, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	39,961 USD	847
National Instruments Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	192,088 USD	(1,396)
National Storage Affiliates Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,030,195 USD	90,985
Nations Technologies, Inc.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	980,729 USD	7,617
Nations Technologies, Inc.	07/12/22	M	0.00%	Credit Suisse International	383,884 USD	8,495
NAURA Technology Group Co., Ltd.	02/23/24	M	0.72%	JPMorgan Chase Bank, N.A.	4,918 USD	(598)
NAURA Technology Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	4,919 USD	(599)
NavInfo Co., Ltd.	01/22/24	M	0.72%	JPMorgan Chase Bank, N.A.	445,837 USD	(16,370)
NavInfo Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	234,011 USD	(14,322)
nCino, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	148,400 USD	(9,191)
NeoGenomics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	86,728 USD	(25,285)
NetApp, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	891,137 USD	(26,609)
Neusoft Corp.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	91,024 USD	(154)
Neusoft Corp.	07/12/22	M	0.72%	Credit Suisse International	38,443 USD	(487)
New Hope Liuhe Co., Ltd.	03/19/24	M	0.72%	JPMorgan Chase Bank, N.A.	495,006 USD	18,964
New Hope Liuhe Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	246,991 USD	13,473
New Trend International Logis-Tech Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	28,717 USD	(51)
New Trend International Logis-Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,861 USD	(15)
Neway CNC Equipment Suzhou Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	42,272 USD	(1,022)
Neway CNC Equipment Suzhou Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	23,299 USD	(581)
Newcrest Mining Ltd.	03/18/24	M	1.42%	JPMorgan Chase Bank, N.A.	4,760,209 CAD	249,871
Newell Brands, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	626,129 USD	(17,849)
Newmont Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	500,041 USD	7,088
News Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,472,937 USD	34,882

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nikola Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,382 USD	$5,124
Ninestar Corp.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	792,999 USD	(1,954)
Ninestar Corp.	07/12/22	M	0.72%	Credit Suisse International	323,668 USD	7,843
Ningbo Haitian Precision Machinery Co., Ltd.	03/19/24	M	0.72%	JPMorgan Chase Bank, N.A.	121,428 USD	(9,130)
Ningbo Haitian Precision Machinery Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	52,609 USD	(5,489)
Ningbo Kangqiang Electronics Co., Ltd.	12/20/23	M	0.72%	JPMorgan Chase Bank, N.A.	347,775 USD	(18,411)
Ningbo Kangqiang Electronics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	270,755 USD	(23,919)
Ningbo Ronbay New Energy Technology Co., Ltd.	12/15/23	M	0.72%	JPMorgan Chase Bank, N.A.	833,919 USD	(50,433)
Ningbo Ronbay New Energy Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	648,155 USD	(37,098)
Ningbo Shanshan Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	9,682 USD	2
Ningbo Shanshan Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	4,404 USD	(2)
Ningbo Shimao Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	122 USD	(13)
Ningbo Zhenyu Technology Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	36,155 USD	(579)
Ningbo Zhenyu Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	28,878 USD	(418)
Ningxia Jiaze New Energy Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	399,037 USD	(21,751)
Ningxia Jiaze New Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	166,937 USD	(9,883)
NiSource, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	42,959 USD	607
Nordson Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,425,117 USD	(15,178)
NOV, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	186,649 USD	(1,511)
Novavax, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,714 USD	(295)
Novoray Corp.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	155,628 USD	(2,378)
NSFOCUS Technologies Group Co., Ltd.	01/29/24	M	0.72%	JPMorgan Chase Bank, N.A.	119,528 USD	309
NSFOCUS Technologies Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	67,810 USD	60
Nucor Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	47,335 USD	233
Nutrien Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,430,249 USD	(85,163)
NVR, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,775,303 USD	(175,351)
O’Reilly Automotive, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,339,688 USD	(37,538)
Oak Street Health, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,459,862 USD	215,676
Oasis Petroleum, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	433,993 USD	(6,650)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Olaplex Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	206,120 USD	$(2,774)
Old National BanCorp	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,739,185 USD	(212,424)
Omnicell, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,582,368 USD	(206,591)
On Holding AG	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	14,406 USD	(69)
Onto Innovation, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,215 USD	(765)
Open Text Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	624,183 USD	(9,213)
Opendoor Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	52,273 USD	3,139
Optics Technology Holding Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	82,553 USD	(4,709)
Optics Technology Holding Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	62,111 USD	(4,407)
Orient International Enterprise Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	75,520 USD	1,186
Orient International Enterprise Ltd.	07/12/22	M	0.72%	Credit Suisse International	20,657 USD	311
Ortho Clinical Diagnostics Holdings PLC	12/28/23	M	0.82%	JPMorgan Chase Bank, N.A.	6,984,809 USD	91,007
Oshkosh Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,948,053 USD	(107,869)
Otis Worldwide Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,848,042 USD	(56,169)
Ovctek China Inc.	03/19/24	M	0.72%	JPMorgan Chase Bank, N.A.	589 USD	(13)
Owens & Minor, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	172,227 USD	243
PACCAR, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,288,068 USD	(32,067)
Packaging Corp of America	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	21,552 USD	147
PacWest Bancorp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,082,476 USD	(153,118)
Pagerduty, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	137,590 USD	(5,001)
Pagseguro Digital Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	321,955 USD	2,754
Paike New Materials Co., Ltd.	03/30/24	M	0.72%	JPMorgan Chase Bank, N.A.	305,905 USD	(25,695)
Palantir Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	21,793 USD	1,973
Palm Eco-Town Development Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	133,047 USD	2,785
Palm Eco-Town Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	98,572 USD	1,671
Panda Dairy Corp.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	38,648 USD	927
Panda Dairy Corp.	07/12/22	M	0.00%	Credit Suisse International	10,644 USD	248

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pangang Group Vanadium Titanium & Resources Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	29,314 USD	$(10)
Pangang Group Vanadium Titanium & Resources Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,661 USD	(22)
Pansoft Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	356,260 USD	3,494
Pansoft Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	234,247 USD	1,847
Park Hotels & Resorts, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,773 USD	1,085
Parker-Hannifin Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,676,359 USD	(27,714)
Paycom Software, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	17,832 USD	527
Paylocity Holding Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	17,859 USD	(368)
PDC Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	304,336 USD	13,057
Pebblebrook Hotel Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	85,399 USD	2,068
Pegasystems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	45,753 USD	944
Pengdu Agriculture & Animal Husbandry Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	553,079 USD	(19,255)
Pengdu Agriculture & Animal Husbandry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	230,880 USD	(7,859)
Pentair PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,002,961 USD	(275,674)
People’s United Financial, Inc.	02/24/23	M	0.82%	JPMorgan Chase Bank, N.A.	18,065,353 USD	(1,103,098)
PerkinElmer, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,706,848 USD	(41,279)
Perrigo Co. PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	35,007 USD	1,079
Petco Health & Wellness Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	592,384 USD	5,499
PetroChina Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	156,098 USD	5,331
PetroChina Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	42,827 USD	1,468
PharmaBlock Sciences (Nanjing), Inc.	03/27/23	M	0.72%	JPMorgan Chase Bank, N.A.	1,511 USD	9
Pharmaron Beijing Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	398,706 USD	1,256
Pharmaron Beijing Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	164,351 USD	1,215
PhiChem Corp.	01/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	2,362 USD	(40)
PhiChem Corp.	07/12/22	M	0.72%	Credit Suisse International	3,284 USD	(33)
Philip Morris International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,863,739 USD	12,712
Ping An Bank Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	161,915 USD	8,055
Ping An Bank Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	387,521 USD	19,340
Pingdingshan Tianan Co.al Mining Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	804,649 USD	96,262
Pingdingshan Tianan Co.al Mining Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	483,898 USD	76,953

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pinnacle Financial Partners, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	264,780 USD	$(13,585)
Plantronics, Inc.	03/31/32	M	102.62%	Goldman Sachs International	11,455,597 USD	(2,017)
PNC Financial Services Group, Inc. (The)	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,804,841 USD	(110,764)
Pnm Resources, Inc.	10/25/22	M	0.82%	JPMorgan Chase Bank, N.A.	16,567,701 USD	541,968
Poly Developments and Holdings Group Co., Ltd.	01/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	380,665 USD	21,158
Poly Developments and Holdings Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	157,431 USD	10,274
Popular, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,927,497 USD	(53,689)
Porton Pharma Solutions Ltd.	01/22/24	M	0.72%	JPMorgan Chase Bank, N.A.	181,645 USD	14,913
Porton Pharma Solutions Ltd.	07/12/22	M	0.72%	Credit Suisse International	156,181 USD	14,474
Postal Savings Bank of China Co., Ltd.	11/15/23	M	0.72%	JPMorgan Chase Bank, N.A.	382,399 USD	15,195
Postal Savings Bank of China Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	157,682 USD	8,443
PotlatchDeltic Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	83,279 USD	1,089
PPG Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,012,032 USD	20,930
Primeton	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	87,180 USD	(5)
Primeton	07/12/22	M	0.72%	Credit Suisse International	24,751 USD	(492)
Prosperity Bancshares, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,292,691 USD	(92,356)
PTC Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	767,475 USD	8,013
PTC, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,629,196 USD	(122,657)
Puyang Huicheng Electronic Material Co., Ltd.	01/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	5,501 USD	444
Puyang Huicheng Electronic Material Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	8,253 USD	665
Qianhe Condiment and Food Co., Ltd.	03/19/24	M	0.72%	JPMorgan Chase Bank, N.A.	285,990 USD	(3,246)
Qianhe Condiment and Food Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	174,515 USD	(1,993)
Qianjiang Yongan Pharmaceutical Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	133,663 USD	901
Qianjiang Yongan Pharmaceutical Co., Ltd.	07/12/22	M	0.45%	Credit Suisse International	36,733 USD	268
Qijing Machinery Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	6,116 USD	38
Qijing Machinery Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	1,668 USD	11
Qingdao Gaoce Technology Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	226,846 USD	4,223
Qingdao Gaoce Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	116,609 USD	2,290
Qingdao Hanhe Cable Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	29,459 USD	578
Qingdao Hanhe Cable Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,936 USD	917

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qingdao TGOOD Electric Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	134,890 USD	$1,461
Qingdao TGOOD Electric Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	69,924 USD	754
Qtone Education Group Guandong Ltd.	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	135,611 USD	(2,908)
Qtone Education Group Guandong Ltd.	07/12/22	M	0.72%	Credit Suisse International	100,669 USD	(2,673)
Quest Diagnostics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	547,936 USD	(17,740)
Radian Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	181 USD	(3)
Ralph Lauren Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,455 USD	(31)
Range Resources Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	374,366 USD	36,219
Redfin Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	19,110 USD	(1,070)
Regal Rexnord Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,222,285 USD	(82,680)
Regeneron Pharmaceuticals, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,892 USD	1,029
Regions Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	724,487 USD	(16,686)
Reinsurance Group of America, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,802,627 USD	97,927
Renewable Energy Group, Inc.	03/01/24	M	0.82%	JPMorgan Chase Bank, N.A.	2,743,557 USD	(4,967)
Repsol S.A	05/27/24	M	0.58%	Morgan Stanley Capital Services LLC	238,706 EUR	6,676
Republic Services, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	45,005 USD	840
Richinfo Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	7,555 USD	78
Richinfo Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	3,777 USD	40
Robert Half International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,339,909 USD	(25,012)
Robinhood Markets, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	434,408 USD	15,312
Rogers Corp.	11/06/23	M	0.82%	JPMorgan Chase Bank, N.A.	18,364,176 USD	(112,186)
Royal Bank of Canada	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,463,425 USD	(27,930)
Royal Gold, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	501,514 USD	7,659
Royalty Pharma plc	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	127,559 USD	3,229
RPM International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,574,776 USD	20,067
Ruida Futures Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	139,709 USD	426
Ruitai Materials Technology Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,448 USD	7

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ruitai Materials Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	502 USD	$(16)
Sanderson Farms, Inc.	08/11/23	M	0.82%	JPMorgan Chase Bank, N.A.	17,645,582 USD	770,060
Sansheng Intellectual Education Technology Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	23,179 USD	(227)
Sansheng Intellectual Education Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	6,402 USD	(68)
Sanwei Holding Group Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	19,057 USD	(323)
Sanwei Holding Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	14,206 USD	(247)
Sarepta Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	482,419 USD	(16,980)
Seagen, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,684,614 USD	21,370
Semtech Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	12,358 USD	(224)
Senci Electric Machinery Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	27,789 USD	3,250
Senci Electric Machinery Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	44,661 USD	5,176
Sensata Technologies Holding PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,080,819 USD	(28,582)
SentinelOne, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	606,072 USD	(16,217)
SF Holding Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	243,578 USD	(60)
SF Holding Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	126,083 USD	(2)
Sg Micro Corp.	02/23/24	M	0.72%	JPMorgan Chase Bank, N.A.	427,073 USD	(10,114)
Sg Micro Corp.	07/12/22	M	0.72%	Credit Suisse International	211,928 USD	(6,022)
Sgis Songshan Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	362,510 USD	5,293
Sgis Songshan Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	158,815 USD	3,225
Shaanxi Heimao Coking Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	195,887 USD	(1,456)
Shaanxi Heimao Coking Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	81,016 USD	258
Shahe Industrial Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	286,624 USD	74,210
Shahe Industrial Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	306,824 USD	70,599
Shake Shack, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	574,556 USD	16,988
Shan Xi Hua Yang Group New Energy Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	318,906 USD	3,438
Shan Xi Hua Yang Group New Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	107,670 USD	1,174
Shandong Haihua Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	114,676 USD	104
Shandong Haihua Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	274,326 USD	295
Shandong Hi-Speed Road & Bridge Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	219,188 USD	11,710
Shandong Hi-Speed Road & Bridge Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	114,027 USD	5,663
Shandong Hualu-Hengsheng Chemical Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	718,679 USD	2,235

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Hualu-Hengsheng Chemical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	590,856 USD	$2,717
Shandong Humon Smelting Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	719 USD	(21)
Shandong Humon Smelting Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	348 USD	(10)
Shandong Jiangquan Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	83,698 USD	(3,570)
Shandong Jiangquan Industry Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	113,527 USD	(5,008)
Shandong Linglong Tyre Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	130,365 USD	(237)
Shandong Linglong Tyre Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	96,192 USD	(161)
Shandong Nanshan Aluminum Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	407,890 USD	(4,618)
Shandong Nanshan Aluminum Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	170,110 USD	(1,551)
Shandong Nanshan Fashion Sci-tech Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	30,305 USD	(127)
Shandong Nanshan Fashion Sci-tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	48,119 USD	(179)
Shandong Pharmaceutical Glass Co., Ltd.	02/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	580,482 USD	(27,347)
Shandong Pharmaceutical Glass Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	245,970 USD	(14,347)
Shandong Shida Shenghua Chemical Group Co., Ltd.	01/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	979,133 USD	(4,070)
Shandong Shida Shenghua Chemical Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	531,150 USD	(6,473)
Shandong Taihe Water Treatment Technologies Co., Ltd.	02/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	25,024 USD	4,078
Shandong Taihe Water Treatment Technologies Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	41,710 USD	4,638
Shandong Weifang Rainbow Chemical Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	216,598 USD	3,560
Shanghai 2345 Network Holding Group Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	157,987 USD	2,685
Shanghai 2345 Network Holding Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	81,915 USD	1,441
Shanghai Ace Investment & Development Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	59,964 USD	(506)
Shanghai Ace Investment & Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	16,544 USD	(291)
Shanghai Baosteel Packaging Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	63,485 USD	(91)
Shanghai Baosteel Packaging Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	17,474 USD	(73)
Shanghai Chlor-Alkali Chemical Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	147,287 USD	1,234

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Chlor-Alkali Chemical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	120,120 USD	$987
Shanghai Datun Energy Resources Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	73,663 USD	(320)
Shanghai Datun Energy Resources Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	20,139 USD	83
Shanghai Eliansy Industry Group Corp., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	32,091 USD	(987)
Shanghai Eliansy Industry Group Corp., Ltd.	07/12/22	M	0.72%	Credit Suisse International	23,657 USD	(721)
Shanghai Foreign Service Holding Group Co., Ltd.	01/09/24	M	0.72%	JPMorgan Chase Bank, N.A.	234,988 USD	(8,203)
Shanghai Foreign Service Holding Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	101,405 USD	(4,475)
Shanghai Friendess Electronic Technology Corp., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	212,683 USD	5,101
Shanghai Friendess Electronic Technology Corp., Ltd.	07/12/22	M	0.72%	Credit Suisse International	136,756 USD	3,904
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	29,693 USD	771
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,410 USD	401
Shanghai Highly Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	47,383 USD	217
Shanghai Highly Group Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,658 USD	145
Shanghai Huayi Group Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	103,188 USD	699
Shanghai Huayi Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	28,015 USD	560
Shanghai Jahwa United Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	66,044 USD	(2,989)
Shanghai Jahwa United Co., Ltd.	01/23/24	M	0.72%	JPMorgan Chase Bank, N.A.	45,539 USD	(2,053)
Shanghai Jinjiang International Hotels Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	299,155 USD	3,531
Shanghai Jinjiang International Hotels Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	114,598 USD	(2,463)
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	441,202 USD	24,038
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	183,993 USD	10,270
Shanghai Laimu Electronics Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	106,439 USD	(5,573)
Shanghai Laimu Electronics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	79,817 USD	(5,093)
Shanghai Medicilon, Inc.	07/12/22	M	0.72%	Credit Suisse International	554,692 USD	19,884

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Medicilon, Inc.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,314,188 USD	$23,589
Shanghai New Power Automotive Technology Co., Ltd.	01/23/24	M	0.72%	JPMorgan Chase Bank, N.A.	380,980 USD	(9,987)
Shanghai New Power Automotive Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	157,798 USD	(3,798)
Shanghai Putailai New Energy Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	589,987 USD	9,431
Shanghai Putailai New Energy Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	292,420 USD	6,691
Shanghai QiFan Cable Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	99,029 USD	1,461
Shanghai QiFan Cable Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	41,547 USD	617
Shanghai Sanyou Medical Co., Ltd.	02/28/24	M	0.72%	JPMorgan Chase Bank, N.A.	774 USD	(27)
Shanghai Sanyou Medical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	805 USD	(58)
Shanghai Shimao Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	270,611 USD	1,043
Shanghai Shimao Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	140,308 USD	573
Shanghai SK Automation Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	12,222 USD	(458)
Shanghai SK Automation Technology Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	30,565 USD	(1,153)
Shanghai Yongli Belting Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,300 USD	(312)
Shanghai Yongli Belting Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	7,778 USD	(86)
Shanghai Yuyuan Tourist Mart Group Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	301,884 USD	5,793
Shanghai Yuyuan Tourist Mart Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	117,061 USD	2,226
Shanghai Zhonggu Logistics Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	606,917 USD	22,691
Shanghai Zhonggu Logistics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	336,257 USD	19,736
Shanxi Coal International Energy Group Co., Ltd.	01/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	565,641 USD	6,105
Shanxi Coal International Energy Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	242,652 USD	2,755
Shanxi Lanhua Sci-Tech Venture Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	387,277 USD	(278)
Shanxi Lanhua Sci-Tech Venture Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	159,942 USD	1,723
Shanxi Meijin Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	19,115 USD	(1,141)
Shanxi Meijin Energy Co., Ltd.	12/06/23	M	0.72%	JPMorgan Chase Bank, N.A.	46,773 USD	(3,670)
Shanxi Zhendong Pharmaceutical Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,238,831 USD	459,960

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanxi Zhendong Pharmaceutical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	602,822 USD	$248,467
Shanxi Xinghuacun Fen Wine Factory Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	390,437 USD	(638)
Shanxi Xinghuacun Fen Wine Factory Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	161,088 USD	(346)
Shaw Communications, Inc.	03/17/23	M	1.42%	JPMorgan Chase Bank, N.A.	24,029,568 CAD	200,222
Shenma Industry Co., Ltd.	01/24/24	M	0.72%	JPMorgan Chase Bank, N.A.	321,975 USD	10,753
Shennan Circuits Co., Ltd.	11/08/23	M	0.72%	JPMorgan Chase Bank, N.A.	1,059 USD	(71)
Shenzhen Absen Optoelectronic Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	55,376 USD	(428)
Shenzhen Absen Optoelectronic Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	15,209 USD	(102)
Shenzhen Capchem Technology Co., Ltd.	02/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	407,226 USD	(961)
Shenzhen Capchem Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	211,215 USD	(369)
Shenzhen Capol International & Associates Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	56,513 USD	335
Shenzhen Capol International & Associates Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,452 USD	97
Shenzhen Centralcon Investment Holding Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	108,822 USD	6,412
Shenzhen Centralcon Investment Holding Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	29,877 USD	1,758
Shenzhen Fastprint Circuit Tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	97,250 USD	(4,208)
Shenzhen Fastprint Circuit Tech Co., Ltd.	10/27/23	M	0.72%	JPMorgan Chase Bank, N.A.	156,777 USD	(4,338)
Shenzhen Fenda Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	123,571 USD	1,289
Shenzhen Fenda Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	51,619 USD	545
Shenzhen Fortune Trend Technology Co., Ltd.	01/24/24	M	0.72%	JPMorgan Chase Bank, N.A.	44,612 USD	247
Shenzhen Fortune Trend Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	30,365 USD	(358)
Shenzhen Friendcom Technology Development Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	25,815 USD	402
Shenzhen Friendcom Technology Development Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	7,066 USD	116
Shenzhen Hui Chuang Da Technology Co., Ltd.	02/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	2,512 USD	(54)
Shenzhen Hui Chuang Da Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	1,863 USD	(19)
Shenzhen Kaifa Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	11,775 USD	24

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Kaifa Technology Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	22,660 USD	$45
Shenzhen Lifotronic Technology Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	75,671 USD	(2,080)
Shenzhen Lifotronic Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	37,393 USD	(2,090)
Shenzhen Magic Design & Decoration Engineering Co., Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	33,956 USD	1,365
Shenzhen Magic Design & Decoration Engineering Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	25,418 USD	841
Shenzhen Neoway Technology Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	19,152 USD	(483)
Shenzhen Neoway Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	5,089 USD	(6)
Shenzhen Overseas Chinese Town Co., Ltd.	03/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	355,242 USD	54,930
Shenzhen Overseas Chinese Town Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	146,061 USD	25,317
Shenzhen SED Industry Co., Ltd.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	299,759 USD	(9,358)
Shenzhen SED Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	126,129 USD	(4,913)
Shenzhen Suntak Circuit Technology Co., Ltd.	02/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	470,952 USD	(21,649)
Shenzhen Suntak Circuit Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	202,528 USD	(15,082)
Shenzhen Tagen Group Co., Ltd.	12/13/23	M	0.72%	JPMorgan Chase Bank, N.A.	551,542 USD	58,512
Shenzhen Tagen Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	304,365 USD	33,613
Shenzhen Tellus Holding Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	467,740 USD	5,094
Shenzhen Tellus Holding Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	562,790 USD	(3,056)
Shenzhen XFH Technology Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	58,120 USD	(2,937)
Shenzhen XFH Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,544 USD	(777)
Shenzhen Xinyichang Technology Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	2,989 USD	(49)
Shenzhen Xinyichang Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,976 USD	(96)
Shenzhen Yinghe Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	418,972 USD	15,268
Shenzhen Yinghe Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	207,571 USD	6,528
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	02/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	315,173 USD	(4,876)
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	161,292 USD	(311)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sherwin-Williams Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,667,530 USD	$71,483
Shuangliang Eco-Energy Systems Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	135,829 USD	(3,294)
Shuangliang Eco-Energy Systems Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	100,576 USD	(2,783)
Shunfa Hengye Corp.	07/12/22	M	0.72%	Credit Suisse International	5,611 USD	203
Shunfa Hengye Corp.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	20,441 USD	724
Sichuan Changhong Electric Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	516,260 USD	8,706
Sichuan Changhong Electric Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	218,668 USD	3,193
Sichuan Expressway Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	201,054 USD	3,647
Sichuan Expressway Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,293 USD	(56)
Sichuan Guangan AAA PCL	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	5,299 USD	75
Sichuan Guangan AAA PCL	07/12/22	M	0.72%	Credit Suisse International	1,441 USD	21
Sichuan Road & Bridge Co., Ltd.	03/11/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,056,357 USD	38,545
Sichuan Road & Bridge Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	513,966 USD	18,493
Sichuan Yahua Industrial Group Co., Ltd.	02/28/24	M	0.72%	JPMorgan Chase Bank, N.A.	434,010 USD	(24,981)
Sichuan Yahua Industrial Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	209,725 USD	(13,628)
Signet Jewelers Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	262,016 USD	(6,548)
Silicon Laboratories, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,811,918 USD	(29,495)
Siltronic AG	02/07/24	M	0.08%	JPMorgan Chase Bank, N.A.	1,342,358 EUR	(78,998)
Simpson Manufacturing Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,651,176 USD	(125,597)
Sino Wealth Electronic Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	599,871 USD	(17,714)
Sino Wealth Electronic Ltd.	07/12/22	M	0.72%	Credit Suisse International	278,444 USD	(15,120)
Sinolink Securities Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	34,196 USD	(295)
Sinolink Securities Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	17,712 USD	(156)
Sinotrans Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	4,649 USD	206
Sinotrans Ltd.	07/12/22	M	0.72%	Credit Suisse International	1,268 USD	56
SiteOne Landscape Supply, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	297,671 USD	(12,773)
SiTime Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	159,657 USD	4,400
Skyline Champion Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	23,092 USD	(4,597)
Snap, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,662 USD	132
SoFi Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,254,108 USD	(28,265)
Songcheng Performance Development Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	400,341 USD	(7,566)
Songcheng Performance Development Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	167,202 USD	(3,095)
Sonos, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	20,971 USD	1,887

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
South State Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	231,726 USD	$(3,763)
Southwest Airlines Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,418 USD	2,665
Spectrum Brands Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,364,735 USD	(9,803)
SPIC Yuanda Environmental-Protection Co., Ltd.	02/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	10,054 USD	11
SPIC Yuanda Environmental-Protection Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	2,840 USD	(114)
Spirit Airlines, Inc.	02/09/24	M	0.82%	JPMorgan Chase Bank, N.A.	3,220,061 USD	114,349
Spirit Realty Capital, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	314,680 USD	2,812
Splunk, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	136,880 USD	5,934
SS&C Technologies Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,798,293 USD	(59,029)
STAG Industrial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	66,653 USD	1,740
Star Bulk Carriers Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	77,259 USD	261
StarPower Semiconductor Ltd.	07/12/22	M	0.00%	Credit Suisse International	455,704 USD	1,955
StarPower Semiconductor Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	931,559 USD	3,385
State Street Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	18,424 USD	(303)
Steel Dynamics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,245 USD	367
Stericycle, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	142,938 USD	2,299
Steven Madden Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	428,528 USD	(14,809)
Stifel Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	96,873 USD	(2,628)
StoneCo Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	358,284 USD	(43,811)
STORE Capital Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,434,358 USD	(11,495)
Summit Materials, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	52,660 USD	(1,225)
Sun Communities, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,962,464 USD	(62,553)
Suning.com Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	230,084 USD	3,139
Suning.com Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	105,131 USD	330
Sunrise Group Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	246,969 USD	(1,445)
Sunrise Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	89,113 USD	(1,675)
Sunrun, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	519,958 USD	(1,876)
Sunstone Hotel Investors, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	588,692 USD	10,451
Suzhou Etron Technologies Co., Ltd.	12/01/23	M	0.72%	JPMorgan Chase Bank, N.A.	29,781 USD	170

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suzhou Etron Technologies Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	47,467 USD	$251
Suzhou Nanomicro Technology Co., Ltd.	01/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	12,494 USD	(39)
Suzhou Nanomicro Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	20,091 USD	(164)
Suzhou Recodeal Interconnect System Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	418,265 USD	(2,979)
Suzhou Recodeal Interconnect System Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	214,281 USD	(323)
Suzhou Secote Precision Electronic Co., Ltd.	11/29/23	M	0.72%	JPMorgan Chase Bank, N.A.	340,289 USD	(13,772)
Suzhou Secote Precision Electronic Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	170,241 USD	(8,142)
Suzhou Thvow Technology Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	136,490 USD	(5,370)
Suzhou Thvow Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	101,509 USD	(4,689)
Suzhou TZTEK Technology Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	100,340 USD	(5,190)
Suzhou TZTEK Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	27,812 USD	(1,900)
Suzhou Veichi Electric Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	70,769 USD	(1,857)
Suzhou Veichi Electric Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	19,085 USD	(517)
Suzhou Victory Precision Manufacture Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	232,381 USD	(5,605)
Suzhou Victory Precision Manufacture Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	120,154 USD	(2,510)
SVB Financial Group	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,262 USD	(24)
Sweetgreen, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	293,540 USD	(13,148)
Synchrony Financial	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,081,266 USD	(252,993)
Syoung Group Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	169,130 USD	(1,218)
Syoung Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	110,519 USD	(1,016)
Take-Two Interactive Software, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	43,551 USD	726
Tanac Automation Co., Ltd.	03/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	65,854 USD	(1,631)
Tanac Automation Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	48,831 USD	(1,240)
Tangrenshen Group Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	220,585 USD	(921)
Tangrenshen Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	114,519 USD	(466)
Tangshan Huizhong Instrumentation Co., Ltd.	01/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	74,509 USD	40
Tangshan Huizhong Instrumentation Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	20,771 USD	(229)
Tasly Pharmaceutical Group Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	979,554 USD	30,316

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tasly Pharmaceutical Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	513,159 USD	$13,981
TBEA Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	29,097 USD	141
TBEA Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	46,682 USD	227
TDG Holdings Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	78,400 USD	(34)
TDG Holdings Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	151,115 USD	(33)
TE Connectivity Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,910,018 USD	(47,092)
TELUS Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	920,939 USD	14,245
Tempur Sealy International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	104,776 USD	(12,472)
Teradata Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	295,368 USD	1,506
Terex Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,223,519 USD	(161,337)
Terminix Global Holdings, Inc.	12/18/23	M	0.82%	JPMorgan Chase Bank, N.A.	5,170,154 USD	102,848
Terreno Realty Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	808,676 USD	29,274
Texas Roadhouse, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	606,574 USD	11,856
Textron, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	901 USD	(8)
TFI International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,593 USD	(202)
Thomson Reuters Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,115,514 USD	18,376
Three Squirrels, Inc.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	93,403 USD	(2,233)
Three Squirrels, Inc.	07/12/22	M	0.72%	Credit Suisse International	48,661 USD	(1,185)
Three’s Co Media Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	48,023 USD	(1,115)
Three’s Co Media Group Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	30,381 USD	(755)
Tianfeng Securities Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	237,661 USD	(131)
Tianfeng Securities Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	123,253 USD	(57)
Tianjin Port Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	129,550 USD	474
Tianjin Port Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	54,132 USD	185
Tianjin Zhonghuan Semiconductor Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	437,231 USD	(19,190)
Tianjin Zhonghuan Semiconductor Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	219,844 USD	(11,161)
Tianqi Lithium Corp.	01/31/24	M	0.72%	JPMorgan Chase Bank, N.A.	44,508 USD	(1,780)
Tianqi Lithium Corp.	07/12/22	M	0.72%	Credit Suisse International	64,018 USD	(2,428)
Tieling Newcity Investment Holding Group, Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	33,923 USD	(583)
Tieling Newcity Investment Holding Group, Ltd.	07/12/22	M	0.72%	Credit Suisse International	9,329 USD	(163)
Timken Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	334,104 USD	(1,164)
TongFu Microelectronics Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	163,873 USD	(7,041)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TongFu Microelectronics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	146,327 USD	$(5,962)
Tonghua Dongbao Pharmaceutical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	177,781 USD	3,108
Tonghua Dongbao Pharmaceutical Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	341,789 USD	6,815
Tongling Jingda Special Magnet Wire Co., Ltd.	08/07/23	M	0.72%	JPMorgan Chase Bank, N.A.	398,516 USD	(28,933)
Tongling Jingda Special Magnet Wire Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	166,090 USD	(13,270)
Topbuild Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	80,072 USD	(3,344)
Topsec Technologies Group, Inc.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	577,577 USD	(16,990)
Topsec Technologies Group, Inc.	07/12/22	M	0.72%	Credit Suisse International	243,219 USD	(9,106)
Toro Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,166,411 USD	(30,015)
Toronto-Dominion Bank	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	321,848 USD	(5,439)
Tradeweb Markets, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	220,245 USD	(1,098)
Trane Technologies PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,913,310 USD	(15,707)
Transfar Zhilian Co., Ltd.	03/13/24	M	0.72%	JPMorgan Chase Bank, N.A.	340,660 USD	(7,806)
Transfar Zhilian Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	133,799 USD	(4,079)
Transunion	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	232,273 USD	(2,032)
Trex Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	55,113 USD	(1,150)
Truist Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,971,078 USD	(112,795)
Trupanion, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	77,160 USD	1,978
Twitter, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	306,671 USD	10,239
Tyler Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	235,253 USD	(1,686)
UDR, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,413,197 USD	30,134
UGI Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	497,798 USD	13,085
Ultra Electronics Holdings PLC	08/18/23	M	1.24%	JPMorgan Chase Bank, N.A.	9,495,895 GBP	647,399
Ultragenyx Pharmaceutical, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	45,325 USD	1,079
UMB Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,558,695 USD	(77,520)
Umpqua Holdings Corp.	10/16/23	M	0.82%	JPMorgan Chase Bank, N.A.	3,670,003 USD	(190,050)
Unigroup Guoxin Microelectronics Co., Ltd.	01/24/24	M	0.72%	JPMorgan Chase Bank, N.A.	399,036 USD	4,040
Unigroup Guoxin Microelectronics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	173,035 USD	(1,486)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
United Bankshares, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,609 USD	$(368)
United Community Banks, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,299 USD	(43)
United States Steel, Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,800,291 USD	308,648
United Therapeutics Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,058,403 USD	17,519
Universal Display Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	26,339 USD	373
Upstart Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	355,875 USD	(17,477)
Upwork, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	70,804 USD	3,889
US Ecology, Inc.	02/13/24	M	0.82%	JPMorgan Chase Bank, N.A.	12,045,668 USD	96,365
Vail Resorts, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,678,776 USD	20,527
Valley National BanCorp	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	59,513 USD	(246)
Vats Liquor Chain Store Management Joint Stock Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,407 USD	(3,727)
Vats Liquor Chain Store Management JSC Ltd.	02/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	109,507 USD	(7,316)
Venustech Group, Inc.	02/09/24	M	0.72%	JPMorgan Chase Bank, N.A.	472,087 USD	(10,031)
Venustech Group, Inc.	07/12/22	M	0.72%	Credit Suisse International	257,362 USD	(5,751)
Veoneer, Inc.	07/26/23	M	0.82%	JPMorgan Chase Bank, N.A.	11,762,306 USD	307,042
Verint Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	577,194 USD	12,134
Vermilion Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	37,318 USD	(680)
Vertex Pharmaceuticals, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,004 USD	171
Viavi Solutions, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,161,034 USD	(66,422)
Victory Giant Technology Huizhou Co., Ltd.	02/23/24	M	0.72%	JPMorgan Chase Bank, N.A.	31,884 USD	(2,737)
Victory Giant Technology Huizhou Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	50,635 USD	(4,364)
Vifor Pharma AG	03/16/24	M	0.19%	JPMorgan Chase Bank, N.A.	14,064,197 CHF	(4,618)
Virgin Galactic Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	20,383 USD	1,155
VMware, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	48,964 USD	(570)
Vonage Holdings Corp.	11/27/23	M	0.82%	JPMorgan Chase Bank, N.A.	15,666,378 USD	132,370
Vornado Realty Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	310,947 USD	(5,535)
Voya Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,794,430 USD	24,953
Vulcan Materials Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	474,768 USD	(5,231)
Wangfujing Group Co., Ltd.	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	236,263 USD	(6,841)
Wangfujing Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	155,123 USD	(4,545)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wanhua Chemical Group Co.,Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	384,628 USD	$13,248
Wanhua Chemical Group Co.,Ltd.	07/12/22	M	0.72%	Credit Suisse International	159,474 USD	6,307
Wanma Technology Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	82,029 USD	(4,782)
Wanma Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	22,807 USD	(1,528)
Warby Parker, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	103,893 USD	3,454
Waste Co.nnections, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	327,923 USD	12,386
Waste Management, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,921 USD	598
Waters Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	244,204 USD	(8,618)
Watts Water Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,562,179 USD	(103,720)
Welbilt, Inc.	04/25/23	M	0.82%	JPMorgan Chase Bank, N.A.	20,438,644 USD	8,609
Werner Enterprises, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,489,409 USD	(103,209)
West Pharmaceutical Services, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	28,626 USD	(287)
Western Alliance Bancorp	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,580,191 USD	(226,540)
Western Region Gold Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	26,988 USD	(275)
Western Region Gold Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	19,790 USD	(201)
Western Superconducting Technologies Co.,Ltd.	02/06/23	M	0.72%	JPMorgan Chase Bank, N.A.	387,700 USD	12,797
Western Superconducting Technologies Co.,Ltd.	07/12/22	M	0.72%	Credit Suisse International	165,937 USD	5,511
Westrock Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	11,721 USD	(58)
WEX, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	321,139 USD	7,209
Weyerhaeuser Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,097,336 USD	(7,674)
WG Tech JiangXi Co., Ltd.	02/28/24	M	0.72%	JPMorgan Chase Bank, N.A.	139,196 USD	(5,268)
WG Tech JiangXi Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	103,358 USD	(4,493)
Willfar Information Technology Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	173,210 USD	(2,460)
Willfar Information Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	59,562 USD	(1,984)
Williams Cos Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,350,694 USD	(1,464)
Wintime Energy Co., Ltd.	12/11/23	M	0.72%	JPMorgan Chase Bank, N.A.	865,270 USD	(16,257)
Wintime Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	370,856 USD	(10,257)
Wintrust Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	222,642 USD	(1,841)
Wiscom System Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	373,237 USD	(371)
Wiscom System Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	185,032 USD	—
WPG Shanghai Smart Water PCL	01/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	139,196 USD	(6,913)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
WPG Shanghai Smart Water PCL	07/12/22	M	0.72%	Credit Suisse International	103,033 USD	$(5,660)
WSFS Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	564,884 USD	(17,752)
Wuchan Zhongda Group Co.,Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	622,146 USD	(3,969)
Wuchan Zhongda Group Co.,Ltd.	07/12/22	M	0.72%	Credit Suisse International	264,072 USD	(5,789)
Wuhan Keqian Biology Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	396,170 USD	(10,092)
Wuhan Keqian Biology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	166,194 USD	(5,026)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	385,839 USD	18,975
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	161,918 USD	7,032
Wuhu Token Science Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	159,977 USD	(3,289)
Wuhu Token Science Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	82,959 USD	(1,656)
Wuxi Autowell Technology Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	300,879 USD	(2,401)
Wuxi Autowell Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	377,414 USD	(763)
Wuxi Chipown Micro-Electronics Ltd.	11/03/23	M	0.72%	JPMorgan Chase Bank, N.A.	236,100 USD	(31,549)
Wuxi Chipown Micro-Electronics Ltd.	07/12/22	M	0.72%	Credit Suisse International	124,507 USD	(18,040)
Wuxi Lead Intelligent Equipment Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,284 USD	1,198
Wuxi Lead Intelligent Equipment Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	45,063 USD	1,924
Wuxi NCE Power Co., Ltd.	12/15/23	M	0.72%	JPMorgan Chase Bank, N.A.	874 USD	(203)
Wuxi Paike New Materials Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	157,354 USD	(17,249)
Wyndham Hotels & Resorts, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	786,179 USD	(5,845)
Xcel Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	142 USD	2
Xiamen Amoytop Biotech Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	167,503 USD	7,392
Xiamen Faratronic Co., Ltd.	02/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	327,227 USD	27,661
Xiamen Faratronic Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	201,830 USD	7,300
Xiamen Leading Optics Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,078 USD	(485)
Xiamen Leading Optics Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	7,961 USD	(77)
Xiamen Meiya Pico Information Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	2,130 USD	(70)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xiamen Port Development Co. Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	131,247 USD	$(629)
Xiamen Port Development Co. Ltd.	07/12/22	M	0.00%	Credit Suisse International	96,835 USD	(450)
Xiamen R&T Plumbing Technology Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	2,623 USD	(103)
Xiamen R&T Plumbing Technology Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	688 USD	(31)
Xiamen Sunrise Group Co., Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	13,602 USD	153
Xiamen Sunrise Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	3,754 USD	43
Xingmin Intelligent Transportation Systems Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	920 USD	11
Xingmin Intelligent Transportation Systems Group Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	1,224 USD	18
Xinjiang Daqo New Energy Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	279 USD	(19)
Xinjiang Hongtong Natural Gas Co., Ltd.	04/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	52,832 USD	28
Xinjiang Hongtong Natural Gas Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	14,456 USD	29
Xinjiang Tianshan Cement Co., Ltd.	03/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	350,386 USD	10,329
Xinjiang Tianshan Cement Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	132,640 USD	2,896
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	133,078 USD	13,848
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	98,792 USD	9,898
Xinyaqiang Silicon Chemistry Co., Ltd.	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	67,910 USD	5,082
XP, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	321,932 USD	(615)
Xylem, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,941,747 USD	(152,848)
YanAn Bicon Pharmaceutical Listed Co.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	159,709 USD	(4,907)
YanAn Bicon Pharmaceutical Listed Co.	07/12/22	M	0.72%	Credit Suisse International	82,887 USD	(2,561)
Yangzhou Yangjie Electronic Technology Co., Ltd	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	2,355 USD	(21)
Yangzhou Yangjie Electronic Technology Co., Ltd	07/12/22	M	0.00%	Credit Suisse International	3,526 USD	(25)
Yantai Dongcheng Pharmaceutical Co., Ltd.	01/16/24	M	0.72%	JPMorgan Chase Bank, N.A.	131,739 USD	(3,002)
Yantai Dongcheng Pharmaceutical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	96,450 USD	(1,420)
Yantai North Andre Juice Co., Ltd.	01/24/24	M	0.72%	JPMorgan Chase Bank, N.A.	237,798 USD	11,830

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yantai North Andre Juice Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	93,588 USD	$3,796
Yantai Zhenghai Bio-tech Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	162,351 USD	3,609
Yantai Zhenghai Bio-tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	67,859 USD	1,543
Yanzhou Coal Mining Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	1,277,188 USD	50,154
Yanzhou Coal Mining Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	19,628 USD	(286)
Yealink Network Technology Corp., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	28,651 USD	767
Yealink Network Technology Corp., Ltd.	07/12/22	M	0.72%	Credit Suisse International	45,610 USD	968
YGSOFT, Inc.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	253,404 USD	(3,382)
YGSOFT, Inc.	07/12/22	M	0.72%	Credit Suisse International	114,120 USD	(1,461)
Youngor Group Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,332 USD	597
Youngor Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,723 USD	949
YTO Express Group Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	7,504 USD	110
YTO Express Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	10,733 USD	145
Yunnan Botanee Bio-Technology Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	197 USD	39
Yunnan Bowin Technology Industry Co., Ltd.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	34,054 USD	61
Yunnan Bowin Technology Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,268 USD	24
Yunnan Energy New Material Co., Ltd.	10/23/23	M	0.72%	JPMorgan Chase Bank, N.A.	978,192 USD	3,347
Yunnan Energy New Material Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	521,194 USD	(943)
Yunnan Jianzhijia Health Chain Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	92,374 USD	2,365
Yunnan Jianzhijia Health Chain Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	32,006 USD	245
Zangge Mining Co., Ltd.	01/22/24	M	0.72%	JPMorgan Chase Bank, N.A.	191,494 USD	(13,548)
Zangge Mining Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	92,381 USD	(7,215)
Zbom Home Collection Co., Ltd.	05/31/23	M	0.72%	JPMorgan Chase Bank, N.A.	60,585 USD	(450)
Zbom Home Collection Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	25,348 USD	(190)
Zhejiang Century Huatong Group Co., Ltd.	04/01/24	M	0.72%	JPMorgan Chase Bank, N.A.	178,424 USD	1,083
Zhejiang Century Huatong Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	53,004 USD	373
Zhejiang Dongri	02/21/24	M	0.72%	JPMorgan Chase Bank, N.A.	14 USD	(1)
Zhejiang Dongri	07/12/22	M	0.72%	Credit Suisse International	23 USD	(1)
Zhejiang Fuchunjiang Environmental Thermoelectric Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	29,199 USD	(139)
Zhejiang Fuchunjiang Environmental Thermoelectric Co., Ltd.	07/12/22	M	0.45%	Credit Suisse International	21,555 USD	(113)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Garden Bio-Chemical High-tech Co., Ltd.	03/26/24	M	0.72%	JPMorgan Chase Bank, N.A.	377,998 USD	$21,215
Zhejiang Garden Bio-Chemical High-tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	428,069 USD	19,963
Zhejiang Haers Vacuum Containers Co., Ltd.	11/21/23	M	0.72%	JPMorgan Chase Bank, N.A.	94,516 USD	586
Zhejiang Haers Vacuum Containers Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	26,284 USD	(160)
Zhejiang Huatong Meat Products Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	117,317 USD	4,192
Zhejiang Huatong Meat Products Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	86,765 USD	3,033
Zhejiang Huayou Cobalt Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	12,924 USD	(590)
Zhejiang Huayou Cobalt Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	17,774 USD	(814)
Zhejiang Jiahua Energy Chemical Industry Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	384,558 USD	13,918
Zhejiang Jiahua Energy Chemical Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	159,492 USD	7,028
Zhejiang Jianye Chemical Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	26,095 USD	2,104
Zhejiang Jianye Chemical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	41,747 USD	3,280
Zhejiang Juhua Co., Ltd.	01/30/24	M	0.72%	JPMorgan Chase Bank, N.A.	676,892 USD	(29,020)
Zhejiang Juhua Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	308,132 USD	(11,440)
Zhejiang Medicine Co., Ltd.	03/20/24	M	0.72%	JPMorgan Chase Bank, N.A.	29,553 USD	(3)
Zhejiang Medicine Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	46,111 USD	923
Zhejiang Orient Financial Holdings Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	129,700 USD	1,020
Zhejiang Orient Financial Holdings Group Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	204,876 USD	4,505
Zhejiang Sanmei Chemical Industry Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	317,438 USD	(5,379)
Zhejiang Sanmei Chemical Industry Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	132,808 USD	(2,277)
Zhejiang Semir Garment Co Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	290,444 USD	13,155
Zhejiang Shuanghuan Driveline Co., Ltd.	12/15/23	M	0.72%	JPMorgan Chase Bank, N.A.	204,392 USD	(1,654)
Zhejiang Wanma Co., Ltd.	01/24/24	M	0.72%	JPMorgan Chase Bank, N.A.	246,954 USD	(5,899)
Zhejiang Wanma Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	104,016 USD	(3,286)
Zhejiang Windey Co., Ltd.	12/15/23	M	0.72%	JPMorgan Chase Bank, N.A.	455,983 USD	(30,605)
Zhejiang Windey Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	237,864 USD	(16,252)
Zhejiang Xinan Chemical Industrial Group Co., Ltd.	01/17/24	M	0.72%	JPMorgan Chase Bank, N.A.	413,780 USD	(20,292)
Zhejiang Xinan Chemical Industrial Group Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	206,047 USD	(8,873)
Zhejiang Xinao Textiles, Inc.	07/12/22	M	0.72%	Credit Suisse International	76 USD	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Yasha Decoration Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	198,417 USD	$(8,391)
Zhejiang Yasha Decoration Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	469,446 USD	(14,894)
Zhejiang Yuejian Intelligent Equipment Co., Ltd.	03/12/24	M	0.72%	JPMorgan Chase Bank, N.A.	17,512 USD	944
Zhejiang Yuejian Intelligent Equipment Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	4,985 USD	231
Zhende Medical Co., Ltd.	03/06/24	M	0.72%	JPMorgan Chase Bank, N.A.	38,630 USD	(119)
Zhende Medical Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	29,283 USD	(89)
Zhengzhou GL Tech Co., Ltd.	04/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	29,727 USD	(128)
Zhengzhou GL Tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	47,384 USD	(197)
Zhengzhou Jiean Hi-Tech Co., Ltd.	03/27/24	M	0.72%	JPMorgan Chase Bank, N.A.	18,470 USD	(299)
Zhengzhou Jiean Hi-Tech Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	5,254 USD	(105)
Zhongyin Babi Food Co.	04/02/24	M	0.00%	JPMorgan Chase Bank, N.A.	121,983 USD	(78)
Zhongyin Babi Food Co.	07/12/22	M	0.00%	Credit Suisse International	60,559 USD	(68)
Zhuhai Enpower Electric Co., Ltd.	03/18/24	M	0.72%	JPMorgan Chase Bank, N.A.	142,632 USD	(4,072)
Zhuhai Enpower Electric Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	226,069 USD	(908)
Zhuhai Huajin Capital Co., Ltd.	04/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	268,628 USD	4,284
Zhuhai Huajin Capital Co., Ltd.	07/12/22	M	0.72%	Credit Suisse International	130,182 USD	2,591
Zillow Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,200 USD	(242)
Zions Bancorp NA	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	170,645 USD	(3,926)
Zoetis, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,699,824 USD	(84,557)
Zoominfo Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	576,220 USD	35,099
Zynga, Inc.	01/12/24	M	0.82%	JPMorgan Chase Bank, N.A.	13,230,132 USD	277,760

Total Buys						$(867,663)

Sells
3M Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	8,869 USD	$234
Abiomed, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	941,375 USD	(34,458)
Acadia Healthcare Co., Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	46,515 USD	775
Acadia Pharmaceuticals, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	10,476 USD	545
Accenture PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,939,316 USD	34,193
Adient PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	695,437 USD	(5,277)
Adobe, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,077,849 USD	(65,758)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aerojet Rocketdyne Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	47,445 USD	$658
Affirm Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	754,357 USD	(77,665)
AGCO Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,463,829 USD	(202,865)
agilon health, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	20,676 USD	(61)
Agree Realty Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	116,244 USD	(3,535)
Air Products and Chemicals, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,156,696 USD	(275,598)
Alamos Gold, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	46,089 USD	(331)
Alaska Air Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	27,085 USD	(2,152)
Albemarle Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	9,208 USD	(523)
Alcon, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	94,423 USD	1,845
Alexandria Real Estate Equities, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,932,940 USD	34,336
Algonquin Power & Utilities Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	27,264 USD	(516)
Allegheny Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,709,821 USD	(8,879)
Allegiant Travel Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	604,040 USD	(31,554)
Allison Transmission Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	974,651 USD	27,661
Allscripts Healthcare Solutions, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	268,269 USD	1,137
Allstate Corp. (The)	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,609,658 USD	(16,630)
Ambarella, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,841,253 USD	(258,188)
Amedisys, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	657,683 USD	2,809
Ameren Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,133,524 USD	(42,591)
Ameresco, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	12,884 USD	482
American Electric Power Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,222,253 USD	11,649
American Financial Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,997,907 USD	(8,682)
American International Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	941,764 USD	(15,353)
American Water Works Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,814,273 USD	5,361
Ameriprise Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,512,045 USD	48,391

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Amicus Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	79,961 USD	$1,247
Amkor Technology, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	414,208 USD	28,330
AMN Healthcare Services, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,641,137 USD	11,607
Analog Devices, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	7,524 USD	(75)
Anthem, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,832,875 USD	(6,257)
Aptiv PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,647,923 USD	(49,924)
ArcBest Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	44,432 USD	4,906
Arch Capital Group Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,858,681 USD	(52,627)
Archer-Daniels-Midland Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,579,669 USD	(72,512)
Ares Capital Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,137,500 USD	(20,532)
Arista Networks, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	530,174 USD	(12,960)
Arthur J Gallagher & Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,668,304 USD	(270,017)
Asbury Automotive Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	10,931 USD	1,640
ASGN, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	399,793 USD	(2,040)
Ashland Global Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	162,335 USD	3,108
Aspen Technology, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,171,661 USD	(264,217)
Assurant, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,888,183 USD	(84,140)
Assured Guaranty Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,072,067 USD	(17,028)
AT&T, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,596 USD	(499)
Atkore, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	31,774 USD	2,735
Atlas Air Worldwide Holdings	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	549,963 USD	11,964
Atmos Energy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	358,455 USD	343
Automatic Data Processing, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,324,340 USD	51,366
AutoNation, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	21,590 USD	3,367
Avalara, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	27,202 USD	334
Avnet, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	152,203 USD	8,271

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Axcelis Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	46,802 USD	$2,919
Axis Capital Holdings Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,168,689 USD	(15,797)
Axonics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,013,271 USD	(82,480)
Azek Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,278 USD	402
Azenta, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	39,730 USD	776
Ballard Power Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,487 USD	(463)
BankUnited, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	277,211 USD	4,747
Beacon Roofing Supply, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	78,211 USD	3,755
Beam Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	376 USD	32
Bentley Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,217,261 USD	(106,179)
Best Buy Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,527 USD	3,166
Beyond Meat, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	37,034 USD	77
Bio-Rad Laboratories, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,424,189 USD	42,586
Bio-Techne Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	438,128 USD	5,955
BJ’s Wholesale Club Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	657,507 USD	(1,759)
Black Hills Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,763,243 USD	(90,551)
Blackbaud, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,423 USD	76
BlackBerry Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	140,989 USD	(6,525)
BlackRock, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	160,069 USD	2,650
Boise Cascade Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	58,263 USD	4,772
Boot Barn Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	792,216 USD	43,470
Booz Allen Hamilton Holding Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,561,955 USD	3,439
Boston Beer Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	46,159 USD	1,096
Boston Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	43,352 USD	719
Brandywine Realty Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	254,845 USD	(8,244)
Bright Horizons Family Solutions, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,636,383 USD	39,592

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Brighthouse Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	123,595 USD	$(1,423)
Brixmor Property Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	117,936 USD	2,204
Broadridge Financial Solutions, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	213,589 USD	1,823
Brown & Brown, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,765,804 USD	(202,253)
Brunswick Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	312,807 USD	24,757
Builders Firstsource, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	248,431 USD	25,123
Burlington, Stores, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	684,527 USD	58,044
C.H. Robinson Worldwide, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	7,793 USD	(178)
C3.ai, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	380,781 USD	(15,539)
Cabot Oil & Gas Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,021,186 USD	(68,268)
Caci International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,914,206 USD	24,402
Cactus, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	656,102 USD	(13,374)
Cadence Design Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,526,428 USD	(158,708)
Callaway Golf Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	10,173 USD	196
Campbell Soup Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	172,105 USD	(871)
Canada Goose Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	521 USD	(6)
Canadian National Railway Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,745,403 USD	(8,746)
Canadian Natural Resources, Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	42,923 USD	405
Canadian Pacific Railway Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,769,830 USD	17,836
Capri Holdings Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,840,945 USD	179,097
Cargurus, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	36,472 USD	1,230
Carlisle Cos, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,007,658 USD	10,877
Carlyle Group, Inc. (The)	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,178,632 USD	(169,062)
CarMax, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	88,640 USD	4,799
Carrier Global Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	97,004 USD	3,934
Carter’s, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	286 USD	10

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Casey’s General Stores, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,669,782 USD	$(45,742)
Catalent, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,298,482 USD	(38,291)
CDK Global, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	32,108 USD	(605)
Centene Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	77,577 USD	1,217
Centerpoint Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	34,686 USD	(488)
Century Communities, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	361,803 USD	33,419
ChampionX Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	170,960 USD	1,240
Chart Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,050,660 USD	7,971
Check Point Software Technologies Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	54,639 USD	441
Chemed Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	990,166 USD	(4,192)
Chemours Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	446,742 USD	(14,377)
Chubb Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,068,947 USD	16,167
Churchill Downs, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	228 USD	6
Cigna Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	13,393 USD	215
Cincinnati Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,169,868 USD	(56,870)
Cintas Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,508 USD	127
Cirrus Logic, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	48,400 USD	1,342
Clean Harbors, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,967,432 USD	(104,749)
Cloudflare, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,178 USD	(610)
CMS Energy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	769,579 USD	(16,547)
CNH Industrial NV	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,446,496 USD	78,058
CNO Financial Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,484,668 USD	6,842
CNX Resources Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	317,609 USD	(25,680)
Coca-Cola Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	16,114 USD	(378)
Coca-Cola Europacific Partners PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,108 USD	101
Cognex Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,620,618 USD	(314,609)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Columbia Banking System, Inc.	10/16/23	M	0.02%	JPMorgan Chase Bank, N.A.	3,623,926 USD	$154,804
Columbia Sportswear Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	43,215 USD	304
Commercial Metals Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	228,724 USD	604
Confluent, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	161,519 USD	(9,041)
Conmed Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	122,766 USD	(1,570)
Consolidated Edison, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	752,759 USD	(1,746)
Constellation Energy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,739,645 USD	(360,037)
Continental Resources, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	82,405 USD	1,633
Copart, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	11,111 USD	70
CoStar Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,457,816 USD	(2,542)
Coupa Software, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	940,165 USD	(21,661)
Crane Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,030,230 USD	12,614
Credicorp Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,546,856 USD	23,864
Credit Acceptance, Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	255,056 USD	(16,276)
Crescent Point Energy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,785 USD	15
Crown Castle International Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,141,679 USD	(21,486)
CSX Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,427,216 USD	(5,274)
CubeSmart	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	50,324 USD	1,416
Curtiss-Wright Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	42,862 USD	1,568
CyberArk Software Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	19,230 USD	161
Dana, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	108,692 USD	777
Danaher Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,331 USD	51
Darling Ingredients, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,957,080 USD	(12,069)
Deckers Outdoor Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	803,398 USD	40,675
Devon Energy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	34,836 USD	1,310
Dexcom, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,810,963 USD	22,921

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Digital Turbine, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	81,431 USD	$(3,692)
DigitalOcean Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,311 USD	709
Diodes, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,029 USD	1,754
Discovery, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	52,195 USD	2,455
DocuSign, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	146,570 USD	(17,217)
Dollar Tree, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,874 USD	(130)
Doximity, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,088,001 USD	(91,890)
DR. Horton, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	212,219 USD	10,595
DT Midstream Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	28,181 USD	(197)
DTE Energy Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	955,361 USD	8,473
Duke Realty Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	523,774 USD	5,878
DuPont de Nemours, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	20,032 USD	827
Dycom Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	785,268 USD	30,428
Dynatrace, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,590 USD	(250)
E2open Parent Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	46,091 USD	3,785
Eagle Materials, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,715,248 USD	48,750
East West Bancorp, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	523,556 USD	20,673
EastGroup Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	623,288 USD	7,553
Eastman Chemical Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	990,305 USD	(5,012)
eBay, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,501 USD	(45)
Ecolab, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,903,389 USD	(12,889)
Edgewell Personal Care Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	58,080 USD	(298)
Edison International	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,294,707 USD	(143,464)
Edwards Lifesciences Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,811,971 USD	18,389
Elastic NV	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	37,674 USD	(1,197)
Element Solutions, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	55,689 USD	851

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Emergent BioSolutions, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	821,785 USD	$19,760
Encompass Health Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	148,797 USD	(37)
Encore Wire Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	289,848 USD	36,841
Entegris, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	542,313 USD	15,041
Entegris, Inc.	12/19/23	M	0.02%	JPMorgan Chase Bank, N.A.	5,596,560 USD	155,045
Entergy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,276 USD	226
Envestnet, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,223 USD	544
EPR Properties	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	166,332 USD	(7,646)
Equinix, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	46,188 USD	949
Equity LifeStyle Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	883,895 USD	21,813
Essential Utilities, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,638,324 USD	(66,402)
Euronet Worldwide, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	549,591 USD	(8,882)
Everest Re Group Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,670,152 USD	(51,891)
Evergy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	189,028 USD	478
Eversource Energy	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	10,260 USD	30
Evoqua Water Technologies Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,491,920 USD	(127,685)
Exact Sciences Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,601 USD	(433)
Exelixis, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	759,222 USD	(17,293)
Exelon Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,740,456 USD	(201,577)
ExlService Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,710,753 USD	(73,556)
eXp World Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	34,040 USD	4,699
Exponent, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,117,564 USD	(165,862)
Extra Space Storage, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,186,477 USD	27,266
F5, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,047,291 USD	(175)
Factset Research Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	758,516 USD	11,344
Fastenal Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,252,717 USD	19,514
Fastly, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	56,024 USD	(2,668)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fate Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	200,406 USD	$5,664
Federated Hermes, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	858,458 USD	(6,053)
Ferrari	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	22,829 USD	(1,161)
Fidelity National Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,976,825 USD	75,730
First Citizens BancShares, Class A	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,115,309 USD	62,330
First Industrial Realty Trust, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	392,135 USD	4,641
First Interstate BancSystem, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	932 USD	13
FirstEnergy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,409 USD	(665)
Fiverr International Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	26,277 USD	(1,412)
Flagstar Bancorp, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	212,151 USD	2,567
FleetCor Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,341,260 USD	2,562
Flex Acquisition Company, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	418,791 USD	(25,834)
Flowserve Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,941,865 USD	(101,660)
FMC Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,092,112 USD	(5,436)
Fortinet, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	78,757 USD	(6,336)
Fox Factory Holding Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	123,768 USD	6,424
Franklin Resources, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	287,134 USD	4,779
Freshpet, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	643,376 USD	(32,303)
Frontier Group Holdings, Inc.	02/09/24	M	0.31%	JPMorgan Chase Bank, N.A.	3,095,208 USD	(55,619)
FS KKR Capital Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	360,471 USD	(7,662)
FTI Consulting, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	766,579 USD	(6,472)
Gaming and Leisure Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	86,029 USD	664
Gartner, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	36,121 USD	(467)
General Dynamics Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	993,796 USD	8,334
General Electric Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	136,304 USD	4,087
General Motors Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,776,192 USD	(5,295)
Gildan Activewear, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	54,826 USD	2,841

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Globant SA	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	21,450 USD	$747
Globe Life, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,201,818 USD	16,851
Globus Medical, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,423,294 USD	(19,474)
Grand Canyon Education, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	795,083 USD	2,957
Graphic Packaging Holding Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,457,821 USD	(9)
Group 1 Automotive, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	469,622 USD	64,816
Guardant Health, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	45,178 USD	(3,972)
H&R Block, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,197,717 USD	554
Halozyme Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,142,416 USD	(33,357)
Hancock Whitney Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	24,682 USD	1,058
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	323,043 USD	(1,520)
Harley-Davidson, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,735 USD	2
HealthEquity, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,094,168 USD	(112,468)
HEICO Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,092,157 USD	3,859
Helmerich & Payne, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,467 USD	87
Herc Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	603,169 USD	(1,363)
Hercules Capital, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	200,165 USD	943
Hewlett Packard Enterprise	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	966,460 USD	36,465
Hexcel Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	734,270 USD	(4,288)
HF Sinclair Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,458,395 USD	(14,541)
Highwoods Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	716,869 USD	(14,834)
Hilton Grand Vacations, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	325,095 USD	1,748
Hologic, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	277,086 USD	(2,462)
Hormel Foods Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	440,638 USD	(1,987)
Host Hotels & Resorts, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,856,232 USD	39,990
Hostess Brands, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	824,957 USD	(12,844)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Howard Hughes Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	767,661 USD	$(21,536)
HP, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	36,098 USD	2,920
HubSpot, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	686,858 USD	11,018
Huntington Bancshares, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	627,835 USD	14,357
Huntsman Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	570,190 USD	4,502
Icon PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,073,466 USD	11,810
IDACORP, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	920,340 USD	(21,690)
II-VI, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,987 USD	(1,750)
II-VI, Inc.	03/29/23	M	0.02%	JPMorgan Chase Bank, N.A.	4,471,035 USD	(230,232)
Imperial Oil Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	483,231 USD	(1,129)
Inari Medical, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	404,311 USD	(10,820)
Incyte Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,516,826 USD	1,254
Independence Realty Trust, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	949,674 USD	(5,577)
Inmode Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	21,546 USD	1,615
Insight Enterprises, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	738,329 USD	9,841
Insulet Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,500,524 USD	(176,191)
Integra LifeSciences Holdings Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	204,403 USD	3,719
Interactive Brokers Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	10,860 USD	(81)
International Paper Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	8,146 USD	(253)
Interpublic Group of Cos., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,242,935 USD	54,917
InvesCo., Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,478,870 USD	(54,400)
Iovance Biotherapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	35,595 USD	(3,915)
IQVIA Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	621,457 USD	7,363
iRhythm Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	297,685 USD	(13,161)
J.P. Morgan Equity Index Swap — JPPQGRO	03/24/22	M	0.00%	Morgan Stanley Capital Services LLC	26,296,690 USD	1,101,195
J2 Global, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	190,267 USD	10,450
Jack Henry & Associates, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,920,639 USD	(115,733)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jacobs Engineering Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,911,111 USD	$43,285
Janus Henderson Group plc	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,529,988 USD	11,275
Jazz Pharmaceuticals PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	197,610 USD	2,556
John Bean Technologies Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	100,342 USD	590
Jones Lang LaSalle, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,483,239 USD	43,396
Juniper Networks, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,427,014 USD	(254,750)
KB Home	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	325,078 USD	13,485
KBR, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,944,598 USD	(8,825)
Kilroy Realty Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,663,253 USD	(93,892)
Kinross Gold corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	63,113 USD	(1,879)
Kinsale Capital Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	654,705 USD	3,936
KLA Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,012,206 USD	23,036
Korn Ferry	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	575,815 USD	12,006
Lamar Advertising Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,080,624 USD	(19,020)
Lamb weston holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,894,065 USD	(160,968)
Leidos Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,914,883 USD	(66,675)
Lennar Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,087,545 USD	61,231
Levi Strauss & Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	98,933 USD	3,571
LGI Homes, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	114,240 USD	6,792
Liberty Global PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,205,790 USD	45,336
Life Storage, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	414,661 USD	5,588
Lightspeed Co.mmerce, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	690,547 USD	(26,351)
LIncoln Electric Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,406,809 USD	(56,356)
Lincoln National Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	31,414 USD	1,022
Live Oak Bancshares, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,777 USD	212
Livent Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	921,947 USD	(36,151)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LME Nickle	03/21/22	M	0.00%	Morgan Stanley Capital Services LLC	5,907,420 USD	$(1,167,054)
Loews Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	825,811 USD	(8,682)
Logitech International SA	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,251 USD	(114)
Louisiana-Pacific Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	543,039 USD	46,079
Lowe’s Cos Inc	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	453,021 USD	31,253
LPL Financial Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,523,027 USD	(51,107)
Lululemon Athletica, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	248,868 USD	(30,899)
LyondellBasell Industries	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,618,099 USD	35,185
M&T Bank	02/24/23	M	0.02%	JPMorgan Chase Bank, N.A.	18,043,915 USD	1,107,136
MACOM Technology Solutions Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,825 USD	1,227
Magna International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	918,463 USD	(13,067)
Manhattan Associates, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	416,650 USD	17,720
Manulife Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,900,601 USD	(15,057)
Marathon Digital Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	74,794 USD	(866)
Markel Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	569,762 USD	(10,007)
Marqeta, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,439 USD	(27)
Marriott Vacations Worldwide Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	28,416 USD	503
Marsh & McLennan Cos., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,754,268 USD	(295,813)
Martin Marietta Materials, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	17,655 USD	335
Masimo Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	315,129 USD	20,848
MasTec, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,149,116 USD	22,221
Matador Resources Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	8,888 USD	305
Matson, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,252,186 USD	17,520
Maximus, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	8,375 USD	(19)
MaxLinear, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,886 USD	202
Medpace Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,787,327 USD	5,014
Medtronic PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	613,941 USD	5,269

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Mercury Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	42,657 USD	$893
Meritage Homes Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	148,796 USD	10,857
MetLife, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	20,081 USD	(441)
Microchip Technology, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,118,153 USD	18,179
MKS Instruments, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,369,730 USD	50,630
Molson Coors Beverage Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	37,908 USD	(526)
Monday.com Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	486,617 USD	37,382
Monolithic Power Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,654,103 USD	(112,345)
Monster Beverage Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	659,185 USD	18,866
Morningstar, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	146,206 USD	3,338
Motorola Solutions, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,802,700 USD	14,537
MPLX COM UNT SWAP	02/06/24	M	0.33%	Morgan Stanley Capital Services LLC	196,740 USD	(2,340)
MSC Industrial Direct Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,718,810 USD	(67,532)
Murphy Oil Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	242,870 USD	3,963
Murphy USA, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,845,146 USD	3,515
Natera, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	65,993 USD	1,516
National Fuel Gas Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	121,413 USD	913
National Retail Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	636,733 USD	1,821
National Vision Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	635,217 USD	3,234
NCR Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	52,881 USD	(451)
Neuricrine Biosciences, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	10,452 USD	46
Nevro Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	62,749 USD	(4,951)
New Relic, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	20,411 USD	(188)
New York Community Bancorp, Inc.	04/28/23	M	0.02%	JPMorgan Chase Bank, N.A.	59,764 USD	933
New York Times Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,699,742 USD	5,771
Newcrest Mining Ltd.	11/14/23	M	0.30%	JPMorgan Chase Bank, N.A.	4,955,169 AUD	(215,698)
NextEra Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,693 USD	(1,056)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nike, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	32,417 USD	$(1,088)
Noble Corp.	11/14/23	M	0.75%	JPMorgan Chase Bank, N.A.	857,166 USD	(35,662)
Northern Trust Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	864,827 USD	12,413
NorthWestern Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	737,747 USD	(22,431)
NortonLifeLock, Inc.	08/15/23	M	0.02%	JPMorgan Chase Bank, N.A.	227,963 USD	5,699
Novocure Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	17,591 USD	(968)
Nu Skin Enterprises, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	362,158 USD	(6,566)
NuVasive, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	189,428 USD	(1,197)
Nuvei Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	66,140 USD	(4,124)
nVent Electric PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	391,939 USD	12,210
NVIDIA Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	15,773 USD	(326)
OGE Energy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,124,530 USD	(5,810)
Okta, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,702,864 USD	(60,307)
Old Republic International Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	32,914 USD	550
Olin Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	283,898 USD	3,207
Ollie’s Bargain Outlet Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	963,320 USD	(3,066)
Omega Healthcare Investors, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,645,578 USD	(100,067)
Omnicom Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,105,162 USD	(13,981)
ON Semiconductor Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,158,463 USD	(12,720)
ONE Gas, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,471,028 USD	(24,729)
Organon & Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,039,777 USD	(5,478)
Ormat Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,022 USD	(1,009)
Overstock.com, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	44,195 USD	4,326
Owens Corning	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,981,617 USD	139,901
Owl Rock Capital Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,124,287 USD	8,160
Pacific Biosciences of California, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	40,168 USD	3,394
Pacira BioSciences, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	194,253 USD	476

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pan American Silver Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	35,854 USD	$746
Patterson-UTI Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	251,843 USD	(4,134)
PayPal Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	13,643 USD	(119)
Peloton Interactive, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	12,364 USD	(80)
Pembina Pipeline Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,684,623 USD	(30,887)
PennyMac Financial Services, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	245,417 USD	6,868
Penske Automative Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,840 USD	3,789
Penumbra, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	89,799 USD	(1,941)
Perficient, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	214,878 USD	6,368
Performance Food Group Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	261,300 USD	3,594
Phillips Edison & Co., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,231,996 USD	(5,108)
Physicians Realty Trust	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	98,927 USD	(1,051)
Pinnacle West Capital Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	613,551 USD	(13,514)
Pinterest, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	16,141 USD	588
Plug Power, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	146,572 USD	(5,003)
Polaris, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	406,621 USD	14,620
Portland General Electric Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	10,471 USD	(283)
Power Integrations, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,745,214 USD	80,571
PPL Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	301,551 USD	1,557
Primerica, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	367,124 USD	4,004
Principal Financial Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,611,309 USD	(47,868)
Procore Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	131,361 USD	6,805
Progyny, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	764,878 USD	(15,579)
Prudential Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	39,935 USD	(716)
Public Storage	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,802,333 USD	(7,375)
PulteGroup, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	225,362 USD	13,181

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PVH Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	867,666 USD	$58,971
Q2 Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,365 USD	636
Qorvo, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	14,117 USD	714
Qualtrics International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,490 USD	64
Qualys, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,842,204 USD	(120,921)
Quidel Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	156,168 USD	(1,613)
Quidel Corp.	12/28/23	M	0.02%	JPMorgan Chase Bank, N.A.	4,301,130 USD	(44,437)
Raymond James Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,275,314 USD	1,896
RBC Bearings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,865 USD	1,059
Regency Centers Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	77,677 USD	558
Reliance Steel & Aluminum Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,880 USD	1,977
RenaissanceRe Holdings Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	728,067 USD	3,835
Rent-A-Center, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	144,807 USD	6,539
Rentokil Initial PLC	12/18/23	M	0.34%	JPMorgan Chase Bank, N.A.	2,966,288 GBP	(144,435)
Replimune Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	217,317 USD	2,519
Revolve Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	114,542 USD	(3,952)
Rexford Industrial Realty, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	820,966 USD	15,320
RingCentral, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	608,072 USD	21,904
Riot Blockchain, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,297 USD	(339)
Ritchie Bros Auctioneers, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	7,369 USD	50
ROBLOX Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	130,909 USD	11,841
Rocket Lab USA, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	17,377 USD	1,535
Rockwell Automation, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	108,446 USD	914
Rollins, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,690,429 USD	(106,257)
Ross Stores, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	258,320 USD	13,445
Ryder System, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,102,059 USD	65,454
Sabra Health Care REIT, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,792,775 USD	(156,070)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Saia, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,964 USD	$575
Sailpoint Technologies Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,704,070 USD	(54,987)
Schlumberger	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	13,167 USD	567
Science Applications International Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,299,468 USD	(18,655)
Scotts Miracle-Group Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	95,148 USD	5,264
Seagate Technology Holdings PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	14,394 USD	370
SEI Investments Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,668,657 USD	16,916
Sempra Energy	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,643,395 USD	(291,913)
Service Corp International	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	532,681 USD	4,410
Shift4 Payments, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	9,457 USD	415
Shockwave Medical, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	384,937 USD	(38,907)
Shutterstock, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	40,158 USD	1,437
Signature Bank	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,670,894 USD	142,771
Silvergate Capital Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	235,413 USD	(17,846)
Site Centers Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	166,261 USD	(3,062)
Skechers USA, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	21,291 USD	300
SL Green Realty Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,642 USD	(70)
Smartsheet, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	80,888 USD	635
Snap-on, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	13,831 USD	475
Sonoco Products Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,099,002 USD	(101,067)
Southern Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	36,139 USD	(116)
Southern Copper, Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	40,693 USD	618
Spire, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,249,942 USD	(23,727)
Spotify Technology SA	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	16,850 USD	(1,272)
SpringWorks Therapeutics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	50,561 USD	3,377
Sprout Social, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	35,211 USD	(1,564)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sprouts Farmers Market, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	185,399 USD	$3,177
Square, Inc.	08/07/23	M	0.02%	JPMorgan Chase Bank, N.A.	279,752 USD	(1,619)
SSR Mining, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	42,460 USD	(39)
STAAR Surgical Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	42,002 USD	(3,147)
STERIS PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,454,113 USD	(18,750)
Sun Life Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	815,481 USD	4,885
Suncor Energy, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	18,535 USD	(74)
Switch, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	329,961 USD	(12,357)
Synaptics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	61,953 USD	5,694
Synopsys, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,425,172 USD	(213,090)
Synovus Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	17,615 USD	269
T Rowe Price Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,910,782 USD	37,655
Take-Two Interactive Software, Inc.	01/12/24	M	0.02%	JPMorgan Chase Bank, N.A.	5,586,520 USD	(93,096)
Tandem Diabetes Care, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	70,188 USD	(1,795)
Tapestry, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,813,932 USD	61,897
Targa Resources Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,468,770 USD	(29,763)
Taylor Morrison Home Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,300,896 USD	284,601
TC Energy Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	333,192 USD	6,464
TD SYNNEX Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,649,250 USD	149,919
TechnipFMC PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	293,816 USD	1,191
Teladoc Health, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	40,214 USD	(3,280)
Teledyne Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,708,400 USD	(81,147)
Teleflex, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,030 USD	(34)
Tenable Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,580,044 USD	(56,336)
Teradyne, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,126,995 USD	30,766
Terminix Global Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,050,181 USD	(19,660)
Tetra Tech, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,079,923 USD	22,297

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Thermo Fisher Scientific, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	43,608 USD	$(100)
Thor Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	278,011 USD	27,666
Toast, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	97,938 USD	1,500
Toll Brothers, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	20,466 USD	1,282
Trade Desk, Inc. (The)	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	10,914 USD	(373)
Travelers Cos., Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	900,597 USD	4,489
Tri Pointe Homes, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	56,863 USD	1,904
Trimble, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,556,095 USD	(2,850)
TriNet Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	155,950 USD	6,640
TripAdvisor, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,316 USD	(291)
TuSimple Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	68,801 USD	3,884
Twist Bioscience Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	99,130 USD	2,147
Tyson Foods, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	37,489 USD	(1,321)
Uber Technologies, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	17,269 USD	(1,998)
Ubiquiti, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	890,877 USD	(35,012)
UBS Group AG	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,969,701 USD	(184,639)
UFP Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	43,525 USD	2,861
UiPath, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	133,091 USD	35,634
Under Armour, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,879,919 USD	28,504
Univar Solutions, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	637,769 USD	8,339
Unum Group	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,678,515 USD	(297,105)
Urban Edge Properties	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	630,769 USD	19,943
US Food Holdings Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,307,512 USD	(27,676)
Varonis Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,957,547 USD	(265,669)
Veeva Systems, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	658,982 USD	(60,620)
Ventas, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,529,961 USD	(50,477)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Verisk Analytics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,509,764 USD	$14,866
Vertiv Holdings Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	9,216 USD	60
VF Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	29,347 USD	1,202
Viatris, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,522,366 USD	(25,762)
VICI Properties, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,512,862 USD	17,403
VICI Properties, Inc.	08/08/23	M	0.02%	JPMorgan Chase Bank, N.A.	15,245,662 USD	(902,144)
Vicor Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	326,679 USD	(13,019)
Victoria’s Secret & Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,063,163 USD	42,537
Vimeo, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	233,189 USD	12,625
Vir Biotechnology, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	185,621 USD	2,134
Vista Outdoor, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	41,652 USD	2,429
Visteon Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	557,403 USD	5,096
Vistra Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	6,422 USD	(65)
Vitru Financial, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	38,748 USD	(2,045)
W. R. Berkley Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	5,846,190 USD	(98,432)
Watsco, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,599,908 USD	(6,459)
Webster Financial Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	941,010 USD	27,825
WEC Energy Group, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,271,919 USD	9,123
WESCO International, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,530,576 USD	10,280
Western Digital Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	322,434 USD	(4,611)
Western Union Co.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,004,434 USD	(64,634)
Westinghouse Air Brake Technologies Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,631,095 USD	11,785
Westlake Chemical Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,414,187 USD	69,767
Wheaton Precious Metals Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,950 USD	97
Whirlpool Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	27,849 USD	2,451
Willians-Sonoma, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	472,478 USD	28,053
Willis Towers Watson PLC	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,092,060 USD	53,171

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
WillScot Mobile Mini Holdings Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	160,648 USD	$2,719
Winnebago Industries, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	391,124 USD	10,374
Wix.com Ltd.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	638,877 USD	(102,893)
Wolfspeed, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	366,168 USD	(9,456)
Woodward, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	4,586,546 USD	(7,893)
Workiva, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	150,440 USD	(954)
World Wrestling Entertainment, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	535,769 USD	(6,023)
WW Grainger, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	394,935 USD	(14,541)
WW Grainger, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	67,466 USD	(1,650)
Xerox Holdings Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	35,669 USD	(375)
XPO Logistics, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	987,382 USD	54,377
Yelp, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	33,755 USD	771
YETI Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	449,923 USD	27,784
Yum China Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,332,292 USD	76,803
Zimmer Biomet Holdings, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,219,113 USD	13,016
Zoom Video Communications, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	15,661 USD	(48)
Zurn Water Solutions Corp.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	3,295,277 USD	39,362

Total Sells						$(6,016,715)

Total OTC Total Return Swaps Outstanding						$(6,884,378)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2022

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	$(176,099)	$—	$(176,099)
Pays	3-Month CNY- CNREPOFIX	2.53%	3M/3M	06/15/2027	Morgan Stanley & Co. LLC	2,686,327,644 CNY	1,357,536	—	1,357,536
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	289,339	—	289,339
Receives	3-Month USD LIBOR	0.69%	6M/3M	12/29/2027	Morgan Stanley & Co. LLC	3,000,000 USD	283,160	—	283,160
Receives	3-Month USD LIBOR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	1,338,992	—	1,338,992
Receives	3-Month USD LIBOR	0.80%	6M/3M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	5,084	—	5,084
Receives	3-Month USD LIBOR	0.95%	6M/3M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	65,159	—	65,159
Receives	3-Month USD LIBOR	1.10%	6M/3M	03/25/2030	Morgan Stanley & Co. LLC	1,500,000 USD	144,861	—	144,861
Receives	3-Month USD LIBOR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	46,825	—	46,825
Receives	1-Year USD SOFR	1.31%	1Y/1Y	04/12/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,900,000 USD	204,951	—	204,951
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	5,000,000 USD	265,632	—	265,632
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	179,024	—	179,024
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	3,140,000 USD	195,264	—	195,264
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	72,813	6,115	66,698
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	299,119	—	299,119
Receives	1-Year USD SOFR	1.59%	1Y/1Y	06/6/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	16,447	—	16,447
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	282,970	—	282,970
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	281,169	—	281,169
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	69,243	4,657	64,586
Receives	1-Year USD SOFR	1.62%	1Y/1Y	06/7/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	29,809	—	29,809
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	287,233	—	287,233
Receives	1-Year USD SOFR	1.66%	1Y/1Y	01/10/2058	Morgan Stanley & Co. LLC	3,735,000 USD	122,868	—	122,868

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	1-Year USD SOFR	1.69%	1Y/1Y	01/10/2057	Morgan Stanley & Co. LLC	2,490,000 USD	$81,979	$—	$81,979
Receives	1-Year USD SOFR	1.69%	1Y/1Y	01/15/2057	Morgan Stanley & Co. LLC	9,130,000 USD	300,074	—	300,074
Receives	1-Year USD SOFR	1.70%	1Y/1Y	06/7/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	38,482	—	38,482
Receives	1-Year USD SOFR	1.73%	1Y/1Y	01/22/2057	Morgan Stanley & Co. LLC	3,901,000 USD	100,302	—	100,302
Receives	1-Year USD SOFR	1.73%	1Y/1Y	04/12/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,600,000 USD	127,977	—	127,977
Receives	1-Year USD SOFR	1.74%	1Y/1Y	01/12/2057	Morgan Stanley & Co. LLC	9,545,000 USD	223,312	—	223,312
Receives	3-Month USD LIBOR	1.77%	6M/3M	11/26/2029	Morgan Stanley & Co. LLC	1,000,000 USD	45,003	43	44,960
Receives	1-Year USD SOFR	1.80%	1Y/1Y	03/30/2062	Morgan Stanley & Co. LLC	16,464,000 USD	(387,781)	—	(387,781)
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley & Co. LLC	2,500,000 USD	28,212	—	28,212
Receives	1-Year USD SOFR	1.83%	1Y/1Y	03/30/2062	Morgan Stanley & Co. LLC	6,157,200 USD	(170,625)	—	(170,625)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley & Co. LLC	8,000,000 USD	75,490	—	75,490
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	40,524	—	40,524
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	1,650,000 USD	56,691	—	56,691
Receives	1-Year USD SOFR	1.92%	1Y/1Y	04/12/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,100,000 USD	18,110	—	18,110
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley & Co. LLC	5,000,000 USD	66,684	—	66,684
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley & Co. LLC	2,000,000 USD	17,863	—	17,863
Receives	12-Month USD LIBOR	2.22%	12M/12M	03/25/2037	Morgan Stanley & Co. LLC	2,000,000 USD	138,598	—	138,598
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	20,413	—	20,413
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	6,821	4,800	2,021
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley & Co. LLC	4,000,000 USD	21,665	—	21,665
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley & Co. LLC	2,000,000 USD	10,052	—	10,052
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley & Co. LLC	3,000,000 USD	(2,707)	—	(2,707)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	4,522	—	4,522

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	$10,600	$24,111	$(13,511)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley & Co. LLC	2,000,000 USD	7,885	—	7,885
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	7,211	—	7,211
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley & Co. LLC	3,000,000 USD	8,564	—	8,564
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	12,229	—	12,229
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley & Co. LLC	7,000,000 USD	(1,245)	—	(1,245)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	(38,266)	—	(38,266)
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley & Co. LLC	1,000,000 USD	(18,108)	—	(18,108)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley & Co. LLC	3,000,000 USD	(53,943)	—	(53,943)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley & Co. LLC	3,000,000 USD	(87,024)	—	(87,024)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(138,728)	(1,053)	(137,675)
Receives	6-Month PLN WIBOR	4.15%	12M/6M	06/15/2027	Morgan Stanley & Co. LLC	13,483,662 PLN	137,774	—	137,774
Receives	6-Month CZK PRIBOR	4.55%	12M/6M	06/16/2025	Morgan Stanley & Co. LLC	307,937,167 CZK	102,456	—	102,456
Receives	6-Month CZK PRIBOR	5.55%	12M/6M	06/17/2024	Morgan Stanley & Co. LLC	106,915,824 CZK	(24,674)	—	(24,674)
Receives	6-Month CZK PRIBOR	5.55%	12M/6M	06/17/2024	Morgan Stanley & Co. LLC	75,447,289 CZK	(17,505)	(13,906)	(3,599)
Receives	6-Month INR MIBOR	5.94%	6M/6M	06/16/2027	Morgan Stanley & Co. LLC	462,572,893 INR	42,492	—	42,492

Total Centrally Cleared Interest Rate Swaps Outstanding							$6,472,778	$24,767	$6,448,011

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Abbreviation Legend:
M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
H15T5Y	Five-Year Treasury Constant Maturity
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2022

Currency Legend:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2022

Assets:
Investments in securities, at fair value (cost $4,195,686,508)	$4,193,336,476
Cash	1,042,164,458
Cash denominated in foreign currencies (cost of $24,584,248)	24,474,423
Segregated cash balance with broker for securities sold short	457,209,752
Segregated cash balance with custodian for derivative financial instruments	487,161,960
Segregated cash balance with counterparties for futures contracts	96,549,761
Segregated cash balance with counterparties for centrally cleared derivatives	80,589,285
Unrealized appreciation on unfunded loan commitments	159,842
Unrealized appreciation on forward foreign currency exchange contracts	1,010,133
Income receivable	18,715,746
Receivable for investments sold	1,277,314,635
Receivable for Fund shares sold	7,299,325
Receivable for periodic payments from swap contracts	57,439,475
Variation margin receivable on futures	41,095,804
Variation margin receivable on centrally cleared swaps	524,513
Swap contracts, at fair value (net premiums paid $3,095,134)	34,338,893
Prepaid expenses and other assets	64,411

Total assets	7,819,448,892

Liabilities:
Securities sold short, at fair value (proceeds of $1,827,945,566)	1,790,658,702
Cash received as collateral from custodian for derivative financial instruments	5,041,449
Cash received as collateral from counterparty for centrally cleared derivatives	37,755,369
Cash received as collateral from counterparty for futures contracts	193,542
Cash received as collateral for swaps and reverse repurchase agreements	5,140,000
Cash received as collateral from counterparty for OTC derivatives	801
Options written, at fair value (premiums received $66,276,887)	230,407,372
Unrealized depreciation on forward foreign currency exchange contracts	2,045,703
Payable for reverse repurchase agreements	185,610,320
Payable for investments purchased	150,318,507
Payable for Fund shares redeemed	3,902,339
Payable for periodic payments from swap contracts	28,081,641
Variation margin payable on futures	15,419,779
Variation margin payable on centrally cleared swaps	39,000,007
Swap contracts, at fair value (net premiums received $8,001,831)	54,491,500
Dividend and interest income payable on securities sold short	6,187,826
Management fee payable	24,042,554
Payable to Affiliate	1,607,919
Accrued expenses and other liabilities	8,084,690

Total liabilities	2,587,990,020

Net assets	$5,231,458,872

Net Assets Consist of:
Paid-in capital	$5,910,670,206
Total distributable earnings	(679,211,334)

Net assets	$5,231,458,872

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2022

Net Asset Value:
Class I Shares
Net Assets	$3,958,327,952
Class I Shares outstanding, no par value, unlimited shares authorized	377,678,111

Net asset value per share	$10.48

Class D Shares
Net Assets	$25,625,532
Class D Shares outstanding, no par value, unlimited shares authorized	2,445,310

Net asset value per share	$10.48

Class Y Shares
Net Assets	$1,247,505,388
Class Y Shares outstanding, no par value, unlimited shares authorized	119,885,251

Net asset value per share	$10.41

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Year Ended March 31, 2022

Investment Income:
Interest (including net foreign taxes withheld of $3,862)	$96,495,669
Dividends (including net foreign taxes withheld of $156,475)	7,701,521

Total income	104,197,190

Expenses:
Management fees	97,489,661
Administration fees	7,068,377
Custodian fees	2,759,235
Trustees’ fees	1,022,782
Distribution fees — Class D	65,631
Shareholder service fees	4,169,243
Registration fees	171,939
Printing and postage fees	476,444
Professional fees	6,736,070
Dividends and interest on securities sold short	19,693,385
Financing fees on securities sold short	2,889,535
Line of credit fee	1,838,463
Interest fees	338,548
Other	1,330,023

Net expenses	146,049,336

Net investment loss	(41,852,146)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	263,845,084
Net realized gain (loss) on securities sold short	7,914,959
Net realized gain (loss) on forward foreign currency exchange contracts	1,261,592
Net realized gain (loss) on foreign currency transactions	(845,233)
Net realized gain (loss) on futures contracts	(10,251,163)
Net realized gain (loss) on options written	15,111,940
Net realized gain (loss) on swap contracts	62,948,241
Net change in unrealized appreciation (depreciation) on investments in securities	(98,516,365)
Net change in unrealized appreciation (depreciation) on securities sold short	71,987,324
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(2,165,555)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(174,299)
Net change in unrealized appreciation (depreciation) on futures contracts	(12,332,494)
Net change in unrealized appreciation (depreciation) on options written	(173,618,390)
Net change in unrealized appreciation (depreciation) on swap contracts	18,909,934
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	89,412

Net realized and unrealized gain	144,164,987

Net increase in net assets resulting from operations	$102,312,841

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Year Ended 3/31/2022	Year Ended 3/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income gain (loss)	$(41,852,146)	$44,454,199
Net realized gain (loss)	339,985,420	74,261,337
Net change in unrealized appreciation (depreciation)	(195,820,433)	856,695,863

Net increase in net assets resulting from operations	102,312,841	975,411,399

Distributions:
Distributions from earnings
Class I Shares	(66,621,442)	(119,292,805)
Class D Shares	(429,054)	(779,289)
Class Y Shares	(20,724,055)	(46,914,714)

Total distributions to shareholders	(87,774,551)	(166,986,808)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	1,216,510,073	1,047,977,900
Proceeds from sale of Class D Shares	10,901,659	14,061,374
Proceeds from sale of Class Y Shares	365,097,592	75,780,550
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	52,917,040	90,069,095
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	336,917	628,531
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	20,681,257	46,756,240
Shareholder redemptions:
Cost of Class I Shares redeemed	(953,055,040)	(2,820,623,301)
Cost of Class D Shares redeemed	(12,700,063)	(33,673,907)
Cost of Class Y Shares redeemed	(489,256,452)	(752,185,026)

Net increase (decrease) in net assets resulting from capital transactions	211,432,983	(2,331,208,544)

Net increase (decrease) in net assets	225,971,273	(1,522,783,953)

Net Assets:
Beginning of period	5,005,487,599	6,528,271,552

End of period	$5,231,458,872	$5,005,487,599

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Year Ended 3/31/2022	Year Ended 3/31/2021
Share Transactions:
Class I Shares
Beginning of period	348,316,502	521,138,289
Shares issued	113,770,975	105,461,698
Reinvestment in Shares	5,034,923	8,873,803
Shares redeemed	(89,444,289)	(287,157,288)

Net change in shares resulting from share transactions	29,361,609	(172,821,787)

End of period	377,678,111	348,316,502

Class D Shares
Beginning of period	2,580,674	4,504,458
Shares issued	1,017,155	1,415,160
Reinvestment in Shares	32,026	61,681
Shares redeemed	(1,184,545)	(3,400,625)

Net change in shares resulting from share transactions	(135,364)	(1,923,784)

End of period	2,445,310	2,580,674

Class Y Shares
Beginning of period	129,503,907	194,437,258
Shares issued	34,216,451	7,823,515
Reinvestment in Shares	1,982,863	4,643,122
Shares redeemed	(45,817,970)	(77,399,988)

Net change in shares resulting from share transactions	(9,618,656)	(64,933,351)

End of period	119,885,251	129,503,907

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2022

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$102,312,841
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(6,151,748,857)
Proceeds from disposition of investments in securities	5,924,317,151
Proceeds from securities sold short	1,774,009,629
Payments to cover securities sold short	(1,299,653,657)
Short-term investments, net	(340,888,798)
Premiums paid on closing options written	(132,337,064)
Proceeds from premiums received from options written	180,494,154
Net realized gain on investments in securities	(263,705,148)
Net realized gain on securities sold short	(7,914,959)
Net realized gain on options written	(15,111,940)
Net change in accretion of bond discount and amortization of bond and swap premium	(7,946,761)
Net change in unrealized depreciation on investments in securities	98,516,365
Net change in unrealized appreciation on securities sold short	(71,987,324)
Net change in unrealized depreciation on options written	173,618,390
Net change in unrealized appreciation on reverse repurchase agreements	(66,105)
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	3,644,700
Income receivable	(1,255,730)
Receivable for periodic payments from swap contracts	(44,942,278)
Investment subscriptions paid in advance	100,000,000
Variation margin receivable on futures	88,500
Variation margin receivable on centrally cleared swaps	5,150,397
Change in unrealized on unfunded loan	(88,199)
Swap contracts, at fair value	(17,823,131)
Prepaid expenses and other assets	390,022
Increase (decrease) in liabilities:
Cash received as collateral for swaps and reverse repurchase agreements	4,954,000
Cash received as collateral from custodian for derivative financial instruments	4,394,292
Cash received as collateral from counterparty for OTC derivatives	(569,374)
Cash received as collateral from counterparty for centrally cleared derivatives	9,196,526
Cash received as collateral from counterparty for futures contracts	(66,322)
Unrealized depreciation on forward foreign currency exchange contracts	(1,479,145)
Swap contracts, at fair value	28,622,691
Variation margin payable on futures	13,881,935
Variation margin payable on centrally cleared swaps	(1,647,597)
Payable for periodic payments from swap contracts	17,927,832
Dividend and interest income payable on securities sold short	5,600,260
Interest payable on reverse repurchase agreements	(209,069)
Change in unrealized on unfunded loan	(1,213)
Management fee payable	178,086
Payable to Affiliates	1,607,919
Accrued expenses and other liabilities	874,913

Net cash provided by operating activities	$90,337,932

Cash Flows from Financing Activities
Proceeds from shares sold	1,588,718,585
Cost of shares repurchased	(1,459,593,043)
Proceeds from reverse repurchase agreements	1,053,881,597
Repayment of reverse repurchase agreements	(1,005,766,465)
Distributions paid (net of reinvestment)	(13,839,337)

Net cash provided by financing activities	163,401,337

Net increase (decrease) in unrestricted and restricted cash and foreign currency	253,739,269
Unrestricted and restricted cash and foreign currency, beginning of period	1,934,410,370

Unrestricted and restricted cash and foreign currency, end of period	2,188,149,639

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$547,619

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	$73,935,214

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Year Ended March 31, 2022

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Year Ended March 31, 2022	Year Ended March 31, 2021
Cash	$1,042,164,458	$1,038,181,645
Foreign currency at value	24,474,423	22,343,956
Cash Pledged
Securities sold short	457,209,752	339,517,317
Derivative financial instruments	487,161,960	438,570,357
Futures contracts	96,549,761	24,195,998
Centrally cleared derivatives	80,589,285	48,323,151
OTC derivatives	—	20,179,628
TBAs	—	—
Reverse repurchase agreements	—	3,098,318

	$2,188,149,639	$1,934,410,370

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018
Net Asset Value, Beginning of Period	$10.44	$9.08	$10.76	$10.67	$10.56
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	0.08	0.15	0.10	0.01
Net realized and unrealized gain (loss)	0.31	1.60	(1.44)	0.19	0.31

Total From Investment Operations	0.22	1.68	(1.29)	0.29	0.32

Less Distributions to Shareholders:
From net investment income	—	(0.32)	(0.21)	(0.13)	(0.08)
From net realized capital gains	(0.18)	—	(0.18)	(0.07)	(0.13)

Total Distributions	(0.18)	(0.32)	(0.39)	(0.20)	(0.21)

Net Asset Value, End of Period	$10.48	$10.44	$9.08	$10.76	$10.67

Total Return	2.09%	18.34%	(12.32)%	2.76%	3.06%

Ratios to Average Net Assets:[2]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.96%	0.80%	0.94%	1.33%	0.89%
Management Fees	1.87%	1.87%	1.85%	1.86%	1.88%

Net expenses after recoupment (reimbursement) from Investment Adviser	2.83%	2.67%	2.79%	3.19%	2.77%
Excluded expenses[3]	(0.50)%	(0.42)%	(0.65)%	(1.00)%	(0.57)%

Expenses, net of impact of excluded expenses	2.33%	2.25%	2.14%	2.19%	2.20%

Net investment income	(0.83)%	0.77%	1.43%	0.94%	0.13%

Supplemental Data:
Net assets, end of period (in thousands)	$3,958,328	$3,637,018	$4,734,372	$5,292,572	$5,088,031
Portfolio turnover	193%	135%	193%	203%	300%

[1]	Calculated using average shares outstanding during the period.
[2]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[3]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018
Net Asset Value, Beginning of Period	$10.47	$9.10	$10.73	$10.64	$10.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	0.05	0.13	0.06	(0.03)
Net realized and unrealized gain (loss)	0.31	1.60	(1.46)	0.20	0.30

Total From Investment Operations	0.19	1.65	(1.33)	0.26	0.27

Less Distributions to Shareholders:
From net investment income	—	(0.28)	(0.12)	(0.10)	(0.03)
From net realized capital gains	(0.18)	—	(0.18)	(0.07)	(0.13)

Total Distributions	(0.18)	(0.28)	(0.30)	(0.17)	(0.16)

Net Asset Value, End of Period	$10.48	$10.47	$9.10	$10.73	$10.64

Total Return	1.70%	18.07%	(12.60)%	2.50%	2.60%

Ratios to Average Net Assets:[2]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.27%	1.07%	1.18%	1.71%	1.27%
Management Fees	1.87%	1.87%	1.85%	1.86%	1.88%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.14%	2.94%	3.03%	3.57%	3.15%
Excluded expenses[3]	(0.74)%	(0.68)%	(0.90)%	(1.29)%	(0.81)%

Expenses, net of impact of excluded expenses	2.40%	2.26%	2.13%	2.28%	2.34%

Net investment income	(1.14)%	0.51%	1.19%	0.57%	(0.26)%

Supplemental Data:
Net assets, end of period (in thousands)	$25,626	$27,031	$40,987	$297,086	$229,593
Portfolio turnover	193%	135%	193%	203%	300%

[1]	Calculated using average shares outstanding during the period.
[2]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[3]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018
Net Asset Value, Beginning of Period	$10.36	$9.02	$10.68	$10.59	$10.48
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	0.08	0.16	0.09	0.02
Net realized and unrealized gain (loss)	0.31	1.59	(1.42)	0.21	0.31

Total From Investment Operations	0.23	1.67	(1.26)	0.30	0.33

Less Distributions to Shareholders:
From net investment income	—	(0.33)	(0.22)	(0.14)	(0.09)
From net realized capital gains	(0.18)	—	(0.18)	(0.07)	(0.13)

Total Distributions	(0.18)	(0.33)	(0.40)	(0.21)	(0.22)

Net Asset Value, End of Period	$10.41	$10.36	$9.02	$10.68	$10.59

Total Return	2.10%	18.49%	(12.25)%	2.85%	3.17%

Ratios to Average Net Assets:[2]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.86%	0.72%	0.83%	1.39%	0.79%
Management Fees	1.87%	1.87%	1.85%	1.86%	1.88%

Net expenses after recoupment (reimbursement) from Investment Adviser	2.73%	2.59%	2.68%	3.25%	2.67%
Excluded expenses[3]	(0.50)%	(0.42)%	(0.62)%	(1.13)%	(0.57)%

Expenses, net of impact of excluded expenses	2.23%	2.17%	2.06%	2.12%	2.10%

Net investment income (loss)	(0.72)%	0.85%	1.54%	0.89%	0.23%

Supplemental Data:
Net assets, end of period (in thousands)	$1,247,505	$1,341,439	$1,752,913	$1,619,797	$686,390
Portfolio turnover	193%	135%	193%	203%	300%

[1]	Calculated using average shares outstanding during the period.
[2]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[3]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Year Ended March 31, 2022

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the year ended March 31, 2022, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of March 31, 2022, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Financial Statements include the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations and cash flows of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value. The Board has established procedures for determining the value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the year ended March 31, 2022.

COVID-19 and Global Economic and Market Conditions

The impact of the novel coronavirus (“COVID-19”) pandemic has rapidly evolved around the globe, causing disruption in the U.S. and global economies. Although the global economy continued reopening in 2022 and robust economic activity has supported a continued recovery, certain geographies, most notably China, have experienced setbacks. The estimates and assumptions underlying these Consolidated Financial Statements are based on the information available as of March 31, 2022. The estimates and assumptions include judgments about the financial markets and economic conditions which have changed and may continue to change, over time.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2022, the total fair value of Level 3 investments was $103,028,055. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2022, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At March 31, 2022, the Fund did not have any investment in short-term investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At March 31, 2022, the Fund had an outstanding commitment of $7,894,843 related to held unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (ICE) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g. 2017 Vintage, 2018 Vintage and 2019 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2016 Vintage Allowance can be delivered against the 2017 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

The Fund is permitted to purchase and sell securities (“Cross-Trade”) from and to Sub-Advisers pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each Cross-Trade must be executed at a fair market price in compliance with the provisions of the Rule. For the fiscal year ended March 31, 2022, the Fund engaged in Cross-Trade activities with purchases of $6,723,507.

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At March 31, 2022, the Fund had $1,042,164,458 in domestic cash and $24,474,423 in foreign cash held at State Street Bank and Trust Company. These balances, at year end, exceeded insured limits.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2019, October 31, 2020 and October 31, 2021, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these Consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forwards, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or other guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At March 31, 2022, the Fund used the gross method of presentation in its Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2022, the face value of open reverse repurchase agreements for the Fund was $185,585,300. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the year ended March 31, 2022 was approximately $51,392,559, at a weighted average weekly interest rate of 1.15%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements (“SLA”) and related collateral governed by an SLA (see below).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1),(2)	Cash Collateral Pledged(1)	Net Amount(3)
Citigroup Global Markets Limited	$(48,424,893)	$48,424,893	$—	$—
JPMorgan Chase Bank, N.A.	(133,997,057)	133,873,102	123,955	—
Royal Bank of Canada	(3,188,370)	3,188,370		—

Total	$(185,610,320)	$185,486,365	$123,955	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2022 was $212,840,836 and 5,140,000, respectively.

(2)

The total fair value of non-cash collateral in the table above includes securities valued at $185,486,365 that have been pledged and received as collateral on a reverse repurchase agreement and repurchase agreement respectively.

(3)	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

	Remaining Contractual Maturity of the Agreements As of March 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$—	$8,554,601	$19,585,860	$3,981,163	$32,121,624
Mortgage-Backed Securities	—	2,843,087	—	9,115,849	11,958,936
Sovereign Debt	—	25,574,468	72,679,968	35,787,859	134,042,295
U.S. Treasury Obligations	—	7,363,510	—	—	7,363,510
Collateral Cash	123,955	—	—	—	123,955

Total	$123,955	$44,335,666	$92,265,828	$48,884,871	$185,610,320

Gross amount of recognized liabilities for reverse repurchase agreements					$185,610,320

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of March 31, 2022, there were no securities on loan.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements

Certain jurisdictions are currently reforming or phasing out their benchmark interest rates, most notably the London Interbank Offered Rates (“LIBOR”) across multiple currencies. Many such reforms and phase outs became effective at the end of calendar year 2021 with select U.S. dollar LIBOR tenors persisting through June 2023. The Fund has taken steps to prepare for and mitigate the impact of changing base rates and continues to evaluate the impact of prospective changes on existing transactions and contractual arrangements and manage transition efforts.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of year end are disclosed in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/ or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swaps may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return Swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at year end are listed at the end of the Fund’s Consolidated Schedule of Investments.

At March 31, 2022, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	$7,589,483	Centrally cleared swaps, at fair value (c)	$(1,116,705)
	Swap contracts, at fair value (b)	198,873	Swap contracts, at fair value (b)	(1,188,043)
	Unrealized appreciation on futures contracts (c)	5,041,692	Unrealized depreciation on futures contracts (c)	(5,101,735)
	Purchased options, at fair value (d)	67,185,666	Options written, at value	(3,025,112)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Swap contracts, at fair value (b)	$30,381,493	Swap contracts, at fair value (b)	$(35,296,512)
	Unrealized appreciation on futures contracts (c)	2,521,278	Unrealized depreciation on futures contracts (c)	(3,887,893)
	Purchased options, at fair value (d)	3,790,141	Options written, at value	(8,507,293)
Commodity	Swap contracts, at fair value (b)	186,865	Swap contracts, at fair value (b)	(1,167,054)
	Unrealized appreciation on futures contracts (c)	95,627,243	Unrealized depreciation on futures contracts (c)	(99,234,939)
	Purchased options, at fair value (d)	257,945,503	Options written, at value	(218,649,421)
Credit	Centrally cleared swaps, at fair value (c)	690,923	Centrally cleared swaps, at fair value (c)	(3,532,780)
	Swap contracts, at fair value (b)	3,571,662	Swap contracts, at fair value (b)	(16,839,891)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,010,133	Unrealized depreciation on forward foreign currency exchange contracts	(2,045,703)
	Unrealized appreciation on futures contracts (c)	307,193	Unrealized depreciation on futures contracts (c)	(83,470)
	Purchased options, at fair value (d)	—	Options written, at value	(225,546)

Total		$476,048,148		$(399,902,097)

Amounts not subject to MNA(1)		362,335,871		(334,783,351)

Total Gross amounts subject to MNA		$113,712,277		$(65,118,746)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2022:

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	$12,251,243,358	$45,162,748	$15,919,204
Future contracts	—	2,418,221,570	(26,425,370)	(2,032,708)
Purchased options(d)	2,313,293,220	(1,661,693)	(9,195,840)	3,264,639
Options written	49,815,092	(99,851)	5,743,551	(898,563)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Equity
Swap contracts	—	$2,953,186,032	$34,748,090	$3,588,704
Future contracts	—	113,964,095	3,842,328	(1,652,188)
Purchased options(d)	2,895,096	(1,108,298)	(5,341,066)	(577,958)
Options written	2,713,276	326,772	12,331,087	(5,120,551)

Commodity
Swap contracts	—	—	—	(980,189)
Future contracts	—	1,331,305,158	12,503,177	(8,797,487)
Purchased options(d)	—	60,206,377	53,340,093	189,536,672
Options written	—	(47,267,443)	(5,457,703)	(167,447,966)

Credit
Swap contracts	—	65,892,953	(16,962,597)	382,215

Foreign Exchange
Forward foreign currency exchange Contracts	—	219,821,870	1,261,592	(2,165,555)
Future contracts	—	42,587,372	(171,298)	149,889
Purchased options(d)	—	94,028	(1,146,049)	(328,814)
Options written	—	(99,851)	2,495,005	(151,310)

Total			$106,727,748	$22,688,034

(a)	Averages are based on monthly activity levels during the year ended March 31, 2022.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLA and related collateral governed by an SLA (see Note 3).

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of March 31, 2022.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2022:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty (1)
Goldman Sachs International	$28,625,678	$(1,535,696)	$—	$—	$27,089,982
HSBC Bank plc	322	—	—	—	322
Morgan Stanley Capital Services LLC	20,752,013	(5,127,008)	—	—	15,625,005

Cayman Subsidiary
Citibank N.A.	6,359	(754)	(5,605)	—	—
Goldman Sachs International	966,803	(169,770)	—	—	797,033
HSBC Bank plc	609,750	(527,090)	—	—	82,660
JPMorgan Chase Bank, N.A.	299	(299)	—	—	—
Morgan Stanley Capital Services, Inc.	193,541	(193,541)	—	—	—
State Street Bank and Trust Company	100,156	(100,156)	—	—	—

Domestic Subsidiary IV
Credit Suisse International	1,344,482	(1,073,797)	—	—	270,685
Goldman Sachs Bank USA	304	(304)			—
Goldman Sachs International	1,459,217	(1,459,217)	—	—	—
J.P. Morgan Securities LLC	820,344	(299,827)	—	—	520,517
JPMorgan Chase Bank, N.A.	10,486,382	(5,389,241)	—	—	5,097,141
Morgan Stanley Capital Services LLC	14,613,069	(14,613,069)	—	—	—
State Street Bank and Trust Company	293,247	(293,247)	—	—	—

	$80,271,966	$(30,783,016)	$(5,605)	$—	$49,483,345

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Goldman Sachs International	$(1,535,696)	$1,535,696	$—	$—	$—
JPMorgan Chase Bank, N.A.	(4,421,386)	—	4,421,386	—	—
Morgan Stanley Capital Services LLC	(5,127,008)	5,127,008	—	—	—
Morgan Stanley Capital Services, Inc.	(10,022,355)	—	—	—	(10,022,355)

Cayman Subsidiary
Citibank N.A.	(754)	754	—	—	—
Citigroup Global Markets, Inc.	(684,265)	—	—		(684,265)
Goldman Sachs International	(169,770)	169,770	—		—
HSBC Bank plc	(527,090)	527,090	—		—
J.P. Morgan Securities LLC	(599,589)	—	599,589	—	—
JPMorgan Chase Bank, N.A.	(241,038)	299	—	—	(240,739)
Morgan Stanley Capital Services LLC	(1,208,087)	193,541	—	—	(1,014,546)
State Street Bank and Trust Company	(296,883)	100,156	—	—	(196,727)

Domestic Subsidiary IV
Credit Suisse International	(1,073,797)	1,073,797	—	—	—
Goldman Sachs Bank USA	(123,036)	304	—	—	(122,732)
Goldman Sachs International	(2,215,301)	1,459,217	756,084	—	—
J.P. Morgan Securities LLC	(299,827)	299,827	—	—	—
JPMorgan Chase Bank, N.A.	(5,389,241)	5,389,241	—	—	—
Morgan Stanley Capital Services LLC	(21,881,922)	14,613,069	7,268,853	—	—
State Street Bank and Trust Company	(720,158)	293,247	—		(426,911)

	$(56,537,203)	$30,783,016	$13,045,912	$—	$(12,708,275)

(1)	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.
5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,029,819,788	$2,790,234	$805,897	$1,033,415,919
Preferred Stock	727,200	—	9,655,872	10,383,072
Asset-Backed Securities	—	69,597,931	—	69,597,931
Convertible Bonds	—	6,422,421	—	6,422,421
Bank Debt	—	100,232,441	92,116,920	192,349,361
Corporate Bonds & Notes	—	370,997,427	126,440	371,123,867
Sovereign Debt	—	420,845,814	—	420,845,814
Mortgage-Backed Securities	—	310,308,596	—	310,308,596
U.S. Government Sponsored Agency Securities	—	6,329,319	—	6,329,319
U.S Treasury Notes	—	132,830,654	—	132,830,654
Municipals	—	6,257,825	—	6,257,825
Exchange-Traded Funds	45,517,823	—	—	45,517,823
Warrants	3,529,831	240,528	262,811	4,033,170
Rights	72,992	—	—	72,992
Commodities	—	418,341,370	—	418,341,370
Repurchase Agreements	—	341,232,686	—	341,232,686
Purchased Options	250,558,059	78,363,251	—	328,921,310
Subtotal	$1,330,225,693	$2,264,790,497	$102,967,940	$3,697,984,130
Investments Valued at NAV				495,352,346
Total Investments in Securities	$1,330,225,693	$2,264,790,497	$102,967,940	$4,193,336,476
Other Financial Instruments:
Unfunded Loan Commitment (a)	—	88,583	71,259	159,842
Futures Contracts	103,497,406	—	—	103,497,406
Forward Foreign Currency Exchange Contracts	—	1,010,133	—	1,010,133
Centrally Cleared Credit Default Swaps	—	690,923	—	690,923
OTC Credit Default Swaps	—	3,571,662	—	3,571,662
OTC Total Return Swaps	—	30,767,231	—	30,767,231
Centrally Cleared Interest Rate Swaps	—	7,589,483	—	7,589,483
Total Assets and Other Financial Instruments	$1,433,723,099	$2,308,508,512	$103,039,199	$4,340,623,156

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$444,162,076	$—	$11,144	$444,173,220
Corporate Bonds & Notes	—	59,198,406	—	59,198,406
Exchange-Traded Funds	3,956,090	—	—	3,956,090
Mortgage-Backed Securities	—	1,031,694,862	—	1,031,694,862
Sovereign Debt	—	240,548,375	—	240,548,375
U.S Treasury Note	—	11,087,749	—	11,087,749
Warrants	0	—	—	0
Total Securities Sold Short	448,118,166	1,342,529,392	11,144	1,790,658,702
Other Financial Instruments:
Options Written	221,825,829	8,581,543	—	230,407,372
Reverse Repurchase Agreements	—	185,610,320	—	185,610,320
Futures Contracts	108,308,037	—	—	108,308,037
Forward Foreign Currency Exchange Contracts	—	2,045,703	—	2,045,703
Centrally Cleared Credit Default Swaps	—	3,532,780	—	3,532,780
OTC Credit Default Swaps	—	16,839,891	—	16,839,891
OTC Total Return Swaps	—	37,651,609	—	37,651,609
Centrally Cleared Interest Rate Swaps	—	1,116,705	—	1,116,705
Total Liabilities and Other Financial Instruments	$778,252,032	$1,597,907,943	$11,144	$2,376,171,119

(a)	Represents unrealized appreciation (depreciation).

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven(2)	32,448,503	1,760,221	N/A	66,001,733	Semi- Annual	—	67,761,954

Equity- Hedge(1)	N/A	N/A	N/A	57,066,387	7 days	—	57,066,387

Equity- Hedge(1)	N/A	N/A	N/A	80,770,954	60 days	—	80,770,954

Macro-Strategies(3)	N/A	N/A	N/A	68,132,231	90 days	—	68,132,231

Macro-Strategies(3)	N/A	N/A	N/A	221,620,820	6 days	—	221,620,820

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(3)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Common Stocks Sold Short	Unfunded Loan Commitment	Total
Balance as of March 31, 2021	$1,249,313	$4,482,820	$58,956,505	$128,620	$—	$—	$70,430	$64,887,688
Transfers In	109,969	—	21,003,938	—	—	(11,144)	—	21,102,763
Transfers Out	—	—	(14,821,154)	—	—	—	—	(14,821,154)
Purchases	—	4,581,730	59,410,491	—	—	—	—	63,992,221
Sales	(96,793)	—	(32,409,504)	—	—	—	—	(32,506,297)
Amortization	—	—	585,215	—	—	—	—	585,215
Net realized gain (loss)	—	—	(1,034,986)	—	—	—	—	(1,034,986)
Net change in unrealized appreciation (depreciation)	(456,592)	591,322	426,415	(2,180)	262,811	—	829	822,605

Balance as of March 31, 2022	$805,897	$9,655,872	$92,116,920	$126,440	$262,811	$(11,144)	$71,259	$103,028,055

Net change in unrealized appreciation (depreciation) related to investments still held as of March 31, 2022	$(456,592)	$591,322	$(831,131)	$(2,180)	$262,811	$—	$829	$(434,941)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of March 31, 2022.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at March 31, 2022	Range of Inputs (Weighted Average)
Investments in Securities:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$65,770,352	N/A
	Discount Approach	Discount Rate	8,164,555	11.90% (b)
			2,622,213	11.80% (b)
	Other Distribution	Expected Distribution Proceeds	101,249	N/A
	Comparable Company Multiples	EBITDA Multiples	15,458,551	8.5x to 9.4x (a)
Common Stock	Broker-dealer Quotations	Indicative Bid	805,897	N/A
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	(11,144)	N/A

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

Assets	Valuation Technique	Unobservable Inputs	Fair Value at March 31, 2022	Range of Inputs (Weighted Average)
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	$126,440	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	8,061,444	N/A
	Comparable Company Multiples	EBITDA Multiples	1,594,428	8.5x (a)
Warrants	Comparable Company Multiples	Revenue Multiples	262,811	1.75x to 2.25x (a)
Unfunded Loan Commitment	Broker-dealer Quotations	Indicative Bid	71,259	N/A

Total Investments in Securities			$103,028,055

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

(b)	A significant change in unobservable input would have resulted in an inverse significant change to value.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the year ended March 31, 2022, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom the Distributor has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized), and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the year ended March 31, 2022, the Fund paid the Investment Adviser $97,489,661 in management fees. From this amount, the Investment Adviser paid $36,632,436 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.70% (annualized) of the Fund’s average daily net assets. The Investment Adviser paid $2,448,445 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C. and Blackstone Liquid Credit Strategies LLC, respectively, both indirect wholly-owned subsidiaries of Blackstone and affiliates of the Investment Adviser, which amounted to 0.05% of the Fund’s average daily net assets

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA).

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

and Reimbursement Agreement at any time in its sole discretion after August 31, 2023 upon written notice to the Fund. This arrangement cannot be terminated prior to August 31, 2023 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the year ended March 31, 2022, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At year ended March 31, 2022, the Fund has an amount payable to FINCO of $1,607,919.

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”) serves as custodian for certain of the Fund’s securities, commodities, cash, and other property. Blackstone Securities Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Principal Investment Risks

The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. An investor may lose part or all of your investment and/or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of some, but not all, of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investment Investee Funds. Any decision to invest in the Fund should be made after a review of the full set of principal risks in the Fund’s prospectus and should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial.

The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time.

As applicable, references in these Risks to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investments in Investee Funds, and references to a “Manager” mean any one or more of the Investment Adviser, Sub-Advisers, and advisers to the Investment Investee Funds.

Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets, including those caused by epidemics and pandemics, economic, natural, and man-made disasters, government action, war, or significant geopolitical events, could adversely affect the liquidity and volatility of securities held by the Fund. Market environment changes may adversely affect the performance of a model and amplify losses. Selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investee Funds are sometimes illiquid and some Investee Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Foreign Investments and Emerging Markets Risk. The Fund invests in securities of non-U.S. issuers, including those located in foreign and developing countries, which involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries, including countries considered to be frontier markets.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.

Risks Specific to Investments in Investee Funds. In addition to risks relating to their direct investments, Investee Funds often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investee Fund level. The Fund’s investments in Investee Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Adviser and the net asset value of the Fund’s shares. The Investment Adviser is also dependent on information, including performance information, provided by the Investee Funds, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s shares. Some Investee Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investee Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investee Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

advisors of Investee Funds also may create incentives for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investee Fund invests in a special situation investment (an investment in securities or other instruments that an Investee Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investee Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investee Funds in order to prevent the Fund from becoming an “affiliated person” of the Investee Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investee Fund, including matters that could adversely affect the Fund’s investment.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the year ended March 31, 2022 were as follows:

Purchases		Sales
Long-Term	U.S Government	Long-Term	U.S Government
$7,362,772,984	$1,861,742,013	$2,680,767,648	$2,946,507,118

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the Consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2021. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

The Fund made the following reclassification at March 31, 2022 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, and income from the wholly-owned Cayman Subsidiary from its tax year-ended October 31, 2021:

Paid-in Capital	Distributable Earnings/(Loss)
$249,641,274	$(249,641,274)

The tax basis components of distributable earnings of the Fund at their tax year-ended October 31, 2021 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward(1)
$86,433,064	$—	$—

(1)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Cayman Subsidiary may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Any such losses, will be deemed to arise on the first day of the next taxable year. For the tax year ended October 31, 2021, capital loss carry over used in current year by the Fund was $141,468,760.

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2020 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gain
$277,657,917	$15,959,461

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2021 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gain
$ 166,986,808	$—

The Fund made an ordinary income and capital gains distribution in the amounts of $87,774,551 and $0, respectively to shareholders in December 2021. The final tax character of that distribution will be determined after the Fund’s October 31, 2022 tax year end.

As of March 31, 2022, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,525,092,980	$460,960,413	$(746,252,907)	$(285,292,494)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2022

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $500,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. As of March 31, 2022, outstanding borrowings bear interest at a rate equal to.0.10%, plus the applicable margin of 1.25%, plus the One-Month USD LIBOR Rate per annum (0.45% at March 31, 2022). Effective April 7, 2022, the Fund has amended its credit agreement such that outstanding borrowings will bear interest at a rate equal to the sum of 0.10%, plus the applicable margin plus the Overnight Bank Funding Rate for such day. A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than April 6, 2023, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the year ended March 31, 2022, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the Consolidated Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Blackstone Alternative Investment Funds and the shareholders of Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Blackstone Alternative Multi-Strategy Fund and subsidiaries, one of the portfolios constituting the Blackstone Alternative Investment Funds (the “Fund”), as of March 31, 2022, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the consolidated results of its operations and its cash flows for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian, brokers and agent banks; when replies were not received from custodian, brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

New York, New York

May 26, 2022

We have served as the auditor of one or more investment companies within the group of investment companies since 2010.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the six months-ended March 31, 2022. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$ 983.20	$14.49	2.93%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.32	$14.69	2.93%

Class D
Actual	$1,000.00	$ 981.40	$16.20	3.28%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.58	$16.43	3.28%

Class Y
Actual	$1,000.00	$ 983.10	$13.94	2.82%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.93	$14.22	2.82%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

March 31, 2022

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the Fund’s officers (“Officers”) are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. All Trustees were elected by the initial shareholder of the Trust, except for Mr. Gilbert who was appointed to serve as Trustee by the Board.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund and/or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Aperture Investors, LLC (effective January 3, 2022)
•	Bayforest Capital Limited and G10 Capital Limited (until August 24, 2021)
•	Bayforest Capital Limited (effective August 24, 2021)
•	Bayview Asset Management, LLC
•	Blackstone Liquid Credit Strategies LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C.
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC (until December 2, 2021)
•	Clear Sky Advisers, LLC (effective December 1, 2021)
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc.
•	Good Hill Partners LP (until June 30, 2021)
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB (until May 10, 2021)
•	Jasper Capital Hong Kong Limited
•	Luminus Management, LLC (until December 1, 2021)
•	Magnetar Asset Management LLC
•	Mariner Investment Group, LLC (effective March 8, 2022)
•	Mesarete Capital LLP (effective August 23, 2021)
•	Nephila Capital, Ltd.
•	NWI Management, L.P. (until August 31, 2021)
•	Sage Rock Capital Management LP
•	Seiga Asset Management Limited
•	TrailStone Commodity Trading US, LLC
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

Trustees and Officers

The following tables set forth information concerning the Trustees and Officers of the Fund. Unless otherwise noted, the business address of each Trustee and Officer is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, NY 10154.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2022

Independent Trustees:

Name and Year of Birth of Independent Trustees	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During Past 5 Years
John M. Brown (1959)	Trustee	March 2013 – Present	Retired (2004 – Present)	1	None

Frank J. Coates[4] (1964)	Trustee	March 2013 – Present	Chief Technology Officer, Dynasty Financial Partners (July 2021 – Present); Executive Managing Director,[3] Envestnet, Inc. (Wealth Management Solutions) (2016 – 2020)	1	None

Peter M. Gilbert (1947)	Trustee	February 2016 – Present	Retired (2015 – Present)	1	None

Paul J. Lawler (1948)	Trustee	March 2013 – Present	Retired (2011 – Present)	1	Trustee, First Eagle Funds (8 portfolios)

Kristen M. Leopold (1967)	Trustee	March 2013 – Present	CFO, WFL Real Estate Services, LLC (2006 – Present)	1	Trustee, CPG Funds (7 portfolios)

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2022

Interested Trustees:

Name and Year of Birth of Independent Trustees	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During Past 5 Years
Peter Koffler[5] (1956)	Trustee	August 2012 – Present	Senior Managing Director,[3] Blackstone Inc. (“Blackstone”) (2012 – Present); General Counsel, BAIA (2012 – Present); Chief Compliance Officer, BAIA (2018 – December 2020; July 2021 – Present); BAAM (2008 – 2012, 2018)	1	None

[1]

Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Fund may be removed from office in accordance with the provisions of the Trust’s Declaration of Trust and Bylaws.

[2]

As of March 31, 2022, the “Fund Complex” consists of BAMSF, the Blackstone Credit Closed-End Funds (Blackstone Senior Floating Rate Term Fund, Blackstone Long-Short Credit Income Fund, Blackstone Strategic Credit Fund, and Blackstone Floating Rate Enhanced Income Fund), SPDR Blackstone Senior Loan ETF, SPDR Blackstone High Income ETF, and PartnerSelect Alternative Strategies Fund.

[3]	Executive title, not a board directorship.

[4]

From 2016 through July 1, 2021, Mr. Coates was treated as an “interested person” of the Fund, as defined in the 1940 Act, due to his prior employment by Envestnet, Inc., which conducts business with certain Sub-Advisers and may conduct business with the Adviser and/or its affiliates in the future. Mr. Coates retired from his role at Envestnet on December 31, 2020.

[5]	Mr. Koffler is an “interested person” of the Fund, as defined in the 1940 Act, due to his positions with the Adviser and its affiliates.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2022

Officers:

Name and Year of Birth of Officer	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 to Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)
Sarah Kassman (1991	Secretary	February 2022 – Present	Analyst, Blackstone (2018 – 2021); Associate, Blackstone (2022 – Present)
Kevin Michel (1986)	Chief Compliance Officer and Chief Legal Officer	July 2021 – Present	Senior Vice President, Blackstone (2021 – Present); Vice President, Blackstone (2018 – 2020); Associate, Blackstone (2015 – 2017)
Thomas Procida (1980)	Treasurer and Principal Financial and Accounting Officer	Treasurer (August 2021 – Present); Principal Financial and Accounting Officer (February 2022 – Present)	Managing Director, Blackstone (2019 – Present); Senior Vice President, Blackstone (2015 – 2019)
Sherilene Sibadan (1976)	Anti-Money Laundering Officer	July 2019 – Present	Senior Vice President, Blackstone (2016 – Present)
Stacey Weckstein (1988)	Interim Secretary	February 2022 – Present	Analyst, Blackstone (2022 – Present); Coordinator, Blackstone (January 2022 – March 2022); Administrative Assistant, Blackstone (2017 – 2021)

[1]	Term of office of each officer is indefinite until his or her death, resignation, removal, or disqualification.

[2]	Executive title, not a board directorship.

Compensation for Trustees

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at a rate of $150,000 per fiscal year in the aggregate for his or her services to the Fund Complex (including the Subsidiaries). Prior to

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July 1. 2021, Mr. Coates was treated as an “interested person” (as defined in the 1940 Act) of the Fund due to his prior employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Adviser and its affiliates in the future. Mr. Coates was paid by the Fund Complex at a rate of $139,500 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board and the Audit Committee are paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and the other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. As of November 10, 2020, the Trust adopted a deferred compensation plan (the “Deferred Compensation Plan”) to allow each Independent Trustee to align his or her interest with the Fund and the Fund’s shareholders without purchasing shares of the Fund. Certain of the Independent Trustees currently participate in the Deferred Compensation Plan. Under the Deferred Compensation Plan, each participating Independent Trustee defers payment of all or part of the compensation payable for such Trustee’s services and thereby shares in the experience alongside the Fund’s shareholders as the compensation deferred increases or decreases depending on the investment performance of the Fund. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Trust’s Deferred Compensation Plan. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Trust.

The following tables set forth information covering the total compensation payable by the Fund during its fiscal year ended March 31, 2022 to the persons who served as Trustees and Officers of the Fund during such period.

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown	$185,000	$185,000
Frank J. Coates (treated as an Interested Trustee until July 1, 2021)	$139,500	$139,500
Peter M. Gilbert	$150,000	$150,000
Paul J. Lawler	$150,000	$150,000
Kristen M. Leopold	$165,000	$165,000

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From Fund Complex[1]
Peter Koffler	None	None

[1]

These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. For the purpose of this table, the “Fund Complex” consists of the Fund and its Subsidiaries. Certain of the Independent Trustees have elected to defer all or part of their total compensation for the year ended March 31, 2022, under the Trust’s Deferred Compensation Plan. Amounts deferred for the fiscal year ended March 31, 2022 by Messrs. Gilbert and Lawler and by Ms. Leopold were $150,000, $150,000, and $54,995, respectively.

The Fund Complex also pays for a portion of the compensation for the Fund’s Chief Compliance Officer. The following table sets forth information covering the total compensation payable by the Fund, during its fiscal year ended March 31, 2022, to the Fund’s former Chief Compliance Officer, James Hannigan

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(Mr. Hannigan resigned as Chief Compliance Officer effective July 1, 2021), and the Fund’s current Chief Compliance Officer, Kevin Michel, during the period. No other Officer received any compensation from the Fund during the period.

Compensated Officer	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Chief Compliance Officer	$166,500	$166,500

[1]	For the purpose of this table, the “Fund Complex” consists of the Fund and its Subsidiaries.

Form N-PORT Filings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held virtually on November 16, 2021 and February 15, 2022, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements ( “Continued Sub-Advisory Agreements”); (ii) certain amended and restated investment sub-advisory agreements (“Amended and Restated Sub-Advisory Agreements”); and (iii) certain new investment sub-advisory agreements (“New Sub-Advisory Agreements” and together with the Amended and Restated Sub-Advisory Agreements and Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at November meeting)

•	Blackstone Real Estate Special Situations Advisors L.L.C. (“BRESSA”)
•	Endeavour Capital Advisors Inc. (“Endeavour”)
•	Waterfall Asset Management, LLC (“Waterfall”)

New Sub-Advisory Agreements (approved at November meeting)

•	Aperture Investors, LLC (“Aperture”)
•	Clear Sky Advisers LLC (“Clear Sky”)

Continued Sub-Advisory Agreements (approved at February meeting)

•	Blackstone Liquid Credit Strategies LLC (“BX LCS”)
•	HealthCor Management L.P. (“HealthCor”)

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•	Sage Rock Capital Partners LP (“Sage Rock”)
•	Magnetar Asset Management LLC (“Magnetar”)

Amended and Restated Sub-Advisory Agreements (approved at February meeting)

•	Aperture
•	Magnetar

New Sub-Advisory Agreement (approved at February meeting)

•	Mariner Investment Group, LLC (“Mariner”)

The Board held its November 2021 and February 2022 meetings virtually by video conference due to the ongoing COVID-19 pandemic and in reliance on the exemptive order from the SEC issued on March 13, 2020 (subsequently modified and extended on March 25, 2020 and June 19, 2020) providing temporary relief from the in person voting requirements of Section 15(c) of the 1940 Act and in compliance with the conditions therein. The Board noted that BAIA and the Fund additionally relied on an exemptive order from the SEC that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Continued Sub-Advisory Agreements generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution and allocation, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)	a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and investment exposure of each Sub-Adviser that had, presently or in the past, been allocated Fund assets; and
(3)	a completed sub-adviser 15(c) questionnaire, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information.

The information the Board received in connection with the consideration of the New Sub-Advisory Agreements generally included:

(1)	a Manager Investment Review, which covered, in greater detail, the Sub-Adviser’s investment thesis, personnel, and business and financial evaluation; and
(2)

a completed sub-adviser 15(c) questionnaire or, in the case of BAAM Sovereign Solutions, a completed advisers 15(c) questionnaire providing responses to the Independent Trustees’ requests for information.

Additionally, for each newly proposed Sub-Adviser, the Board received a copy of the Sub-Adviser’s compliance program under Rule 38a-1 under the 1940 Act and code of ethics.

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With respect to the Amended and Restated Sub-Advisory Agreements with Aperture and Magnetar approved at the February 15, 2022 meeting, the Board reviewed the proposed amendments to each Sub-Advisory Agreement and considered the amendments in light of the information provided in connection with the Board’s most recent approval of the Sub-Adviory Agreement, which occurred at the Board’s meeting on November 16, 2021 for Aperture and on May 13, 2021 for Magnetar.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement, each New Sub-Advisory Agreement, and each Amended and Restated Sub-Advisory Agreement on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser:

(1)	the Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Sub-Adviser’s investment expertise and strengths;
(3)	the percentage of Fund assets that are, previously were, and/or potentially would be allocated to the Sub-Adviser;
(4)

the investment return on other assets that are managed by the Sub-Adviser and related investment risks or the potential investment return and related investment risks and the extent to which these matters might be relevant to the Sub-Adviser’s management of assets of the Fund;

(5)

the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products and, where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;

(6)	where applicable, the Sub-Adviser’s experience and performance as a Sub-Adviser to the Fund since its inception or otherwise;
(7)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and
(8)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the existing Sub-Advisers and, with respect to Clear Sky, the investment performance of Luminus Management, LLC, a former sub-adviser to the Fund and the extent to which Clear Sky’s strategy is expected to overlap with Luminus’s strategy. With respect to each Sub-Adviser that previously has been allocated a portion of the Fund’s assets, the Board considered information about the performance record of the Fund’s assets managed by the Sub-Adviser (net of trading

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expenses but gross of investment management fees and Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index, and, if applicable, the Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the applicable Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund. The Board noted that, because Aperture and Mariner had not yet managed assets of the Fund, there was no prior performance with respect to Fund assets to consider.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board considered (i) each Sub-Adviser’s sub-advisory fee or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser.

The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Sub-Advisers based on allocations of Fund assets among all the Sub-Advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board noted challenges in identifying and measuring economies of scale, both generally and given the Fund’s multi-manager structure and the different sub-adviser fee levels and fee structures. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at

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smaller asset levels, although the Fund’s expenses were sufficiently limited at the time of the meetings such that the expense cap did not currently result in BAIA bearing any of the Fund’s expenses.

Other Benefits

The Board considered other potential benefits that each Sub-Adviser may receive from serving as a sub-adviser to the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA. The Board noted that each Sub-Adviser benefited from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides or were proposed to provide to the Fund and in light of the other factors described above that the Board deemed relevant. With respect to the New Sub-Advisory Agreements, the Board also concluded that the proposed terms were in the best interests of the Fund’s shareholders, that the applicable sub-adviser could provide services the nature and quality of which are at least equal to those provided by others offering the same or similar services, and that the engagement of Aperture, Clear Sky, and Mariner was in the best interest of the Fund and its shareholders and did not involve a conflict of interest from which the Investment Adviser or any sub-adviser affiliated with BAIA derives an inappropriate advantage. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1(b) under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not as a result of any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Board Approval of the Investment Management Agreement for Blackstone Multi-Strategy Fund, and each of its Wholly Owned Subsidiaries

At a meeting of the Board held virtually on February 15, 2022, the Board, including all of the Independent Trustees, considered and approved (a) the investment management agreement by and between BAIA and the Trust, on behalf of the Blackstone Alternative Multi-Strategy Fund (the “BAMSF Investment Management Agreement”); and (b) the investment management agreements between BAIA and each of Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Sub Funds”) (collectively, the “Sub Fund

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Agreements” and together with the BAMSF Investment Management Agreement, the “BAIA Investment Management Agreements”). Because the Sub Funds are wholly owned subsidiaries of the Fund, and because BAIA provides investment management services to the Fund and its Sub Funds on a collective basis, the Trustees evaluated the arrangements between BAIA and the Fund collectively with BAIA’s arrangements with the Sub Funds.

The Independent Trustees were assisted in their review of the BAIA Investment Management Agreements by their independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the BAIA Investment Management Agreements. Before the meeting, the Board received, among other things, (1) materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the continuation of the BAIA Investment Management Agreements; (2) a presentation by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as adviser to the Fund and the Sub Funds; (3) analysis of the fees and expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) as compared with a peer group of funds; (4) analysis of BAIA’s profitability for providing services to the Fund (on a combined basis with the Sub Funds); (5) information regarding BAIA’s Code of Ethics and compliance program; and (6) materials prepared by an outside firm, unaffiliated with the Fund or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) to those of a peer group of funds determined by the Service Provider.

Prior to the meeting, the Board received BAIA’s responses to an information request under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) any material business dealings with the Fund’s service providers; (iii) BAIA’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters.

At the meeting, there was a discussion regarding the materials that had been provided to the Board, the terms of the BAIA Investment Management Agreements, the services being provided by BAIA, and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, determined to renew the BAIA Investment Management Agreements for an additional period of no more than twelve months ending March 31, 2023 on the basis of the following factors, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAIA’s personnel, operations, and financial condition and considered:

(1)	the background and experience of key investment personnel and BAIA’s ability to attract and retain talent;
(2)	BAIA’s focus on analysis of complex asset categories, including alternative investments;
(3)	BAIA’s disciplined investment approach and commitment to investment principles;
(4)	BAIA’s manager selection and due diligence process;
(5)	BAIA’s direct investing capabilities
(6)	BAIA’s significant risk management, compliance, portfolio allocation, and operational efforts;
(7)	BAIA’s and Blackstone Securities Partners L.P.’s strategic planning for the Fund in the marketplace; and
(8)	BAIA’s oversight of and interaction with sub-advisers and other service providers.

The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew the BAIA Investment Management Agreements. The

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Board also concluded that BAIA likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of the Fund’s and the Sub Funds’ operations, the competitive landscape, and shareholders’ expectations.

Investment Performance of the Investment Adviser

The Board, including the Independent Trustees, received and considered information about (i) the one year, five year, inception-to-date, and quarter-to-date performance information of the Fund (net of fees and expenses) as of December 31, 2021, each as compared to the MSCI World Total Return Index, Barclay’s Global Aggregate Bond Index, the Morningstar Multialternative Index, and HFRX Global Hedge Fund Index (the “Comparative Indices”); (ii) the historical monthly performance of the Fund since inception (net of fees and expenses); (iii) the inception-to-date standard deviation (a measurement of volatility) and Sharpe ratio (a measurement of risk-adjusted return) of the Fund as compared to the Comparative Indices; (iv) information about inception-to-date, one year, three year, and five year performance and risk measurements of the Fund as compared to a peer group selected by BAIA’s Mandate Oversight Committee (the “Committee”) (which included four funds in the Service Provider-prepared peer group) such as (a) annualized return, (b) standard deviation, (c) Sharpe ratio, (d) beta and alpha against the S&P 500, and (e) alpha against a custom benchmark index. The Board further considered information about the Fund’s inception-to-date, one-year, and three-year performance, volatility, Sharpe ratio, and beta ratio versus that of several indices.

The Board noted that, as of December 31, 2021 (i) the inception-to-date performance return was less than the corresponding returns of the MSCI World Total Return Index, but greater than the corresponding returns of the HFRX Global Hedge Fund Index, the Morningstar Multialternative Index, and the Bloomberg Barclays Global Aggregate Bond Index; (ii) the one-year performance return was less than the corresponding return of the MSCI World Total Return Index and the Morningstar Multialternative Index, but greater than the corresponding returns of the Barclays Global Aggregate Bond Index and HFRX Global Hedge Fund Index; (iii) the inception-to-date performance return was less than the corresponding return for all of the other funds in the Committee-prepared peer group for which this information was shown; and (iv) the one-year performance return was greater than all but one of the other funds in the Committee-prepared peer group.

Taking into account such factors, the Board concluded that the investment performance generated by BAIA was generally satisfactory and that BAIA was capable of generating a level of long term investment performance that is appropriate in light of the Fund’s and the Sub Funds’ investment objectives, policies, and strategies, although recognizing that there can be no assurance of any particular investment outcome.

Fees and Expenses

The Board, including the Independent Trustees, compared the fee and expense ratio of the Fund’s Class I, Class Y, Class D, and Class R shares (before and after any fee waivers and expense reimbursements) for the calendar year ended December 31, 2021 against the fee and expense ratios of the Service Provider-prepared peer group. The Board also considered BAIA’s views as to the appropriateness of the Service Provider peer group. Specifically, the Board considered data based on information provided by the Service Provider indicating that, for the Fund’s Class I shares: (i) the contractual (before waivers) management (including both investment management and administration fees) fee rate was higher than all ten other funds in the Service Provider peer group; (ii) total net expenses (management fee and expenses after waiver) were higher than all ten other funds in the Service Provider peer group; and (iii) total fees were higher than all ten other funds in the Service Provider peer group.

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The Board also took into consideration the peer group analysis prepared by BAIA, under the guidance of the Committee, which showed fees and expenses of the Fund’s Class I, Class Y, Class D, and Class R shares and a group of six competitor funds selected by BAIA (including five funds from the Service Provider-prepared peer group). The Board noted that: (i) the contractual (before waivers) management fee rate for the Fund’s Class I, Class Y, Class D, and Class R shares was higher than the fee rate of five of the six other funds in the broader Committee-prepared peer group; (ii) total net expenses (management fee and expenses after waiver) for the Fund’s Class I, Class Y, and Class D shares were lower than one of the six funds in the broader Committee-prepared peer group; and (iii) total fees for Class I, Class Y, and Class D were higher than all of the six other funds in the broader Committee-prepared peer group.

The Board noted that certain expense information was not available for Class R, as no Class R shares were outstanding as of December 31, 2021. The Board considered the Fund’s fees and expenses in light of the scope, quality, and complexity of services provided by BAIA and determined that, given the scope, quality, and complexity of services provided by BAIA, the fees, while generally higher than those charged by peers, were appropriate. On the basis of the factors considered and information presented, the Board determined that the Fund’s fee rates were reasonable.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board considered BAIA’s resources devoted to the Fund as well as the revenues earned and expenses incurred by BAIA. The Board also considered profitability data provided by BAIA showing fees, revenues, and overhead expenses of the Fund. The Board took into account the significant investment by, and cost to, BAIA regarding service infrastructure to support the Fund and its investors. The Board also took into account the entrepreneurial, business, and other risks BAIA has undertaken as investment adviser of the Funds for which it is entitled to reasonable compensation. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique, and highly specialized, nature of the Fund’s investment program, BAIA’s financial information, BAIA’s entrepreneurial, business, and other risks, and the estimated overhead costs associated with managing the Fund, the Board concluded that the level of investment management fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by the expense limitation agreement.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with BAIA, including economies of scale. The Board considered the management fee breakpoint for the Fund, noting that, for collective net assets of the Fund and its Sub Funds up to $2.5 billion, the management fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the management fee is calculated at a rate of 1.80%. The Board concluded that the management fees, with the current breakpoint in place, reflected the complexity of the Fund’s and the Sub Funds’ operations and were reasonable in light of the Fund’s and Sub Funds’ current and anticipated size. The Board noted that it will have the opportunity to periodically re-examine whether the Fund and the Sub Funds had achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, in the future. The Board further noted that certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Other Benefits

The Board discussed other potential benefits that BAIA may receive from the Fund. The Board noted that BAIA indicated that it does not expect to receive significant ancillary, soft dollar, or other “fall out” benefits

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as a result of its relationship with the Fund. The Board concluded that other benefits derived by BAIA from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and its shareholders, and are consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the BAIA Investment Management Agreements were fair and reasonable with respect to the services that BAIA provides to the Fund it manages and in light of the other factors described above that the Board deemed relevant. The Board, including all of the Independent Trustees, determined to approve the continuation of the BAIA Investment Management Agreements based on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of the Independent Trustees’ independent legal counsel in this determination.

Liquidity Risk Management Program Discussion

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing, and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed BAIA as the program administrator for the Fund’s Program. BAIA expects to carry out its responsibilities as Program Administrator through its Liquidity Risk Committee (the “Committee”). BAIA uses a third-party service provider to provide preliminary liquidity classifications for the Fund’s investments. At the February 15, 2022 meeting, the Committee provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021 through December 31, 2021. The Committee reported as to the following, among other things:

•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program, the formula for calculating reasonably anticipated trading sizes, or the methodology for determining value impact standards during the period;
•	the implementation of the Program was effective in assessing, monitoring, and managing the liquidity risk of the Fund’s portfolio during the period; and
•	the Program remains adequately designed.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Rev January 2020

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who We Are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and Blackstone Floating Rate Enhanced Income Fund, Blackstone Senior Floating Rate Term Fund, Blackstone Long-Short Credit Income Fund, Blackstone Strategic Credit Fund, Blackstone Secured Lending Fund, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, and Blackstone Real Estate Income Master Fund
What We Do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as Blackstone Credit and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.

Other Important Information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Contact Us

If you have any questions or comments about this Privacy Notice, or if you would like us to update information we have about you or your preferences, please email us at PrivacyQueries@Blackstone.com or access our web form www.blackstone.com/privacy.

You also may write to:

Blackstone Inc.

Attn: Legal & Compliance

345 Park Avenue

New York, NY 10154

Blackstone

GDPR PRIVACY STATEMENT

DATA PRIVACY NOTICE FOR INVESTORS

Why are you seeing this notice?

•

You may need to provide Personal Data to us as part of your investment into a fund or other investment vehicle (as applicable, the Fund) managed or advised by investment advisers or management companies that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

•

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the Data Privacy Notice) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

•

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information that relates to, describes, identifies or can be used, directly or indirectly, to identify an individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

•

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’/anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, branches, operations and entities globally, including as described at this link: https://www.blackstone.com/privacy#appendixA.

•

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner, manager, and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

•	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.
•

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

•

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, please see the ‘Contact Us’ section.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

What Personal Data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment.

The Personal Data collected about you will help us to provide you with a better service and facilitate our business relationship.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

As a result of our relationship with you as an investor, in the past 12 months we may have collected Personal Data concerning you in the following categories:

a)

Identifiers (e.g., real name, alias, postal address, email address, social security or driver’s licence number, government ID, signature, telephone number, education, employment, employment history, financial information, including tax-related information/codes and bank account details, information used for monitoring and background checks to comply with laws and regulations, including ‘know your client’, anti-money laundering, and sanctions checks, online registration details, and other contact information);

b)	Sensitive/protected characteristic information (e.g., age/date of birth, nationality, citizenship, country of residence, gender, and other information used to comply with laws and regulations);
c)

Commercial information (e.g., assets, income, transaction and investment history, accounts at other institutions, financial positions/returns, information concerning source of funds and any applicable restrictions on your investment such as political exposure or sanctions);

d)	Internet or other network activity (e.g., browsing or search history, information regarding interaction with an internet website, application, or advertisement, online identifiers such as cookies);
e)

Sensory and surveillance data (e.g., recordings of telephone calls where permitted or required by law, video surveillance recordings, closed circuit television (CCTV) images and recordings, and other records of your interactions with us or our service providers, including electronic communications);

f)	Professional or employment-related information (e.g., current or past job history); and
g)

Inferences drawn from other personal information (e.g., profiles reflecting preferences and trends, based on information such as assets, investment experience, risk tolerance, investment activity, and transaction history).

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

	WHAT	HOW
1	Personal Data that you give us

• from the forms and any associated documentation that you complete when subscribing for an investment, shares, interests, and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving license, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s), and financial-related data (such as returns and financial positions)

• when you provide it to us in correspondence and conversations, including electronic communications such as email and telephone calls

• when you make transactions with respect to the Fund

• when you interact with our online platforms and websites (such as bxaccess.com)

• when you purchase securities from us and/or tell us where to send money

• from cookies, web beacons, and similar interactions when you or your devices access our sites

• when we need to identify you and/or complete necessary security checks, where you visit one of our buildings or attend meetings. This can include form of ID, and your image for CCTV purposes.

	WHAT	HOW
2	Personal Data that we obtain from others

We obtain Personal Data from:

• publicly available and accessible directories and sources

• bankruptcy registers

• tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

• governmental and competent regulatory authorities to whom we have regulatory obligations

• credit agencies

• fraud prevention and detection agencies/organisations

• transaction counterparties

Why do we process your Personal Data?

We may process or disclose your Personal Data for the following reasons:

	WHY	HOW
1	Contract

It is necessary to perform our contract with you to:

• administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares or interests) in our Funds

• meet the resulting contractual obligations we have to you

• facilitate the continuation or termination of the contractual relationship between you and the Fund

• facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

2	Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:

• undertake our client and investor due diligence, and on-boarding checks

• carry out verification, ‘know your client’, terrorist financing, sanctions, and anti-money laundering checks

• verify the identity and addresses of our investors (and, if applicable, their beneficial owners)

• comply with requests from regulatory, governmental, tax and law enforcement authorities

• carry out surveillance and investigations

• carry out audit checks

• maintain statutory registers

• prevent and detect fraud

• comply with sanctions requirements

3	Legitimate interests

For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:

• manage and administer your holding in any Funds in which you are invested, and any related accounts on an ongoing basis

• assess and process any applications or requests made by you

• open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme

• send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme

• address or investigate any complaints, claims, proceedings or disputes

• provide you with, and inform you about, our investment products and services

• monitor and improve our relationships with investors

WHY	HOW

• comply with applicable prudential and regulatory obligations, including anti-money laundering, sanctions and ‘know your client’ checks

• assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, ‘know your client’ and sanctions checks)

• manage our risk and operations

• comply with our accounting and tax reporting requirements

• comply with our audit requirements

• assist with internal compliance with our policies and processes

• ensure appropriate group management and governance

• keep our internal records

• prepare reports on incidents/accidents

• protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

• analyse and manage commercial risks

• seek professional advice, including legal advice

• enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

• facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

• monitor communications to/from us using our systems

• protect the security and integrity of our information technology systems

• Protect the security and safety of our buildings and locations where we operate

• Operate, run and schedule online meetings, webinars and conferences (for example, using Zoom and other online meeting platforms)

• manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent/agent banks

• Monitor the operation of Fund distribution platforms, where these are operated by third parties or service providers

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described in ‘Legitimate Interests’ above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data with

Your Personal Data will be shared with:

WHO	WHY
Fund Associates

We share your Personal Data with our associates, related parties and members of our group. This is:

• to manage our relationship with you

• for the legitimate interests of a third party in carrying out anti-money laundering and compliance checks required of them under applicable laws and regulations

• for the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Distributors, Investment Advisers

• delivering the services you require

• managing your investment

• supporting and administering investment-related activities

• complying with applicable investment, anti-money laundering and other laws and regulations

Tax Authorities

• to comply with applicable laws and regulations

• where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

• where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

• delivering and facilitating the services needed to support our business relationship with you (including cloud services)

• supporting and administering investment-related activities

• where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

• assisting these transaction counterparties with regulatory checks, such as ‘know your client’, and anti-money laundering procedures

• sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Our Lawyers, Auditors and other Professional Advisers

• providing you with investment-related services

• to comply with applicable legal and regulatory requirements

• supporting Blackstone with the purposes described in section 5 of this Data Privacy Notice

In exceptional circumstances, we will share your Personal Data with:

•	competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory; and
•	other organisations and agencies – where we are required to do so by law.

For California residents, in the preceding 12 months, we may have disclosed Personal Data listed in any of the categories in “What Personal Data do we collect about you?” above for a business purpose (in particular, as described in this section).

We have not sold Personal Data in the 12 months preceding the date of this Data Privacy Notice.

Do you have to provide us with this Personal Data?

Where we collect Personal Data from you, we will indicate if:

•	provision of the Personal Data is necessary for our compliance with a legal obligation; or
•	it is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes. Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data internationally

We will transfer your Personal Data between different countries to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third party service providers. These countries may not have similarly strict data protection and privacy laws, and will include those countries in which our affiliates and service providers operate (and may include, for example, transfers from the UK/EEA or Cayman Islands to a jurisdiction outside of such territory).

Where we transfer Personal Data to other members of our group, our service providers or another third party recipient from one country to another, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

Consent – and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data. If we do, you have the right to withdraw this consent at any time. Please contact us or send us an email at PrivacyQueries@Blackstone.com at any time if you wish to do so.

Retention and deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us. We will generally:

•	retain Personal Data about you throughout the life cycle of any investment you are involved in; and
•	retain some Personal Data after your relationship with us ends.

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal/regulatory requirement, or business purpose, for retaining your Personal Data.

Your rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

•

access your Personal Data, and some related information, including the purpose for processing the Personal Data, the categories of recipients of that Personal Data to the extent that it has been transferred internationally, and, where the Personal Data has not been collected directly from you, the source (the category information)

•	restrict the use of your Personal Data in certain circumstances
•	have incomplete or inaccurate Personal Data corrected

•	ask us to stop processing your Personal Data
•	require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

California residents may also request certain information about our disclosure of Personal Data during the prior year, including category information (as defined above).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles.

If you wish to exercise any of these rights, please contact us (details below).

From 25 May 2018, you also have the right in some circumstances to request for us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

Please also contact us via any of the below contact methods if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority
Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)
European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080
United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/contact-us/)

Contact us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email or access our web form at PrivacyQueries@Blackstone.com.

Contact us in writing using this address:

Address	For EU/UK related queries: 40 Berkeley Square, London, W1J 5AL, United Kingdom All other queries: The Blackstone Group Inc. Attn: Legal & Compliance 345 Park Avenue, New York, NY 10154

Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review. Please check regularly for any updates at our investor portal (www.bxaccess.com).

This Data Privacy Notice was last updated in January 2020.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodians

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

U.S. Bank N.A.

U.S. Bank Tower

425 Walnut Street

Cincinnati, OH 45202

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Sarah Kassman, Secretary

Kevin Michel, Chief Legal Officer and Chief Compliance Officer

Thomas Procida, Treasurer and Principal Financial and Accounting Officer

Sherilene Sibadan, Anti-Money Laundering Officer

Stacey Weckstein, Interim Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

(a)

The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	No disclosures are required by this Item 2(b).

(c)	The Registrant has not made any amendments to its code of ethics during the reporting period for this Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s code of ethics during the reporting period for this form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s code of ethics is attached as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a) (1)	The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(2)	The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

	Current Fiscal Year(1)	Previous Fiscal Year
(a) Audit Fees	$250,000	$230,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees(2)	$39,000	$39,000
(d) All Other Fees	$0	$0

(1)	No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.
(2)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the Registrant’s independent auditors provide to the Registrant, and (ii) all non-audit services that the Registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC (“BAIA”), the investment adviser of the Registrant, and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	Current Fiscal Year	Previous Fiscal Year
(b)	0%	0%
(c)	0%	0%
(d)	0%	0%

(f)	Not applicable.

(g)

Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Current Fiscal Year	Previous Fiscal Year
$0	$0

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the 1940 Act, are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date May 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date May 26, 2022

By (Signature and Title)	/s/ Thomas Procida
Thomas Procida, Treasurer (Principal Financial and Accounting Officer)

Date May 26, 2022